As filed with the Securities and Exchange Commission on April        , 2006

Registration Nos. 333 - 44892 and 811- 04846

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 48	☒

(Check appropriate box or boxes)

Separate Account I of National Integrity Life Insurance Company

(Exact Name of Registrant)

National Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

Depositor’s Telephone Number, including Area Code  (513) 629-1854

Rhonda S. Malone, Esq.

Integrity Life Insurance Company

400 Broadway

Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2006 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Flexible Premium Variable Annuity AnnuiChoice

PROSPECTUS

AnnuiChoice
Flexible Premium Variable Annuity
issued by National Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract offered by National Integrity Life Insurance Company (National Integrity), a subsidiary of The Western and Southern Life Insurance Company, through National Integrity Separate Account I.  The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. You may allocate contributions to different investment options within our Separate Account I, referred to as Variable Account Options, or to our Fixed Accounts, or both.  Together, the Variable Account Options and Fixed Accounts are referred to as Investment Options.

Your contributions to the Variable Account Options are invested in shares of one or more of the following Portfolios:

DWS Scudder Investment Funds

DWS Equity 500 Index VIP Fund

DWS Small Cap Index VIP Fund

Fidelity ®VIP Funds

Fidelity VIP Asset ManagerSM Portfolio

Fidelity VIP Balanced Portfolio

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Dynamic Capital Appreciation Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Growth & Income Portfolio

Fidelity VIP Growth Opportunities Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP Investment Grade Bond Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Overseas Portfolio

Franklin Templeton VIP Trust

FTVIPT Franklin Growth and Income Securities Fund

FTVIPT Franklin Income Securities Fund

FTVIPT Franklin Large Cap Growth Securities Fund

FTVIPT Mutual Shares Securities Fund

FTVIPT Templeton Foreign Securities Fund

FTVIPT Templeton Growth Securities Fund

J.P. Morgan Series Trust II

JPMorgan Bond Portfolio

JPMorgan International Equity Portfolio

MFS Variable Insurance Trust

MFS VIT Capital Opportunities Series

MFS VIT Emerging Growth Series

MFS VIT Investors Growth Stock Series

MFS VIT Mid Cap Growth Series

MFS VIT New Discovery Series

MFS VIT Total Return Series

Putnam Variable Trust

Putnam VT Discovery Growth Fund

Putnam VT The George Putnam Fund of Boston

Putnam VT Growth and Income Fund

Putnam VT International Equity Fund

Putnam VT Small Cap Value Fund

Putnam VT Voyager Fund

Touchstone Variable Series Trust

Touchstone VST Balanced Fund

Touchstone VST Baron Small Cap Fund

Touchstone VST Core Bond Fund

Touchstone VST Eagle Capital Appreciation Fund

Touchstone VST Enhanced Dividend 30 Fund

Touchstone VST Growth & Income Fund

Touchstone VST High Yield Fund

Touchstone VST Mid Cap Growth Fund

Touchstone VST Money Market Fund

Touchstone VST Third Avenue Value Fund

Touchstone VST Value Plus Fund

Touchstone VST Aggressive ETF Fund

Touchstone VST Conservative ETF Fund

Touchstone VST Enhanced ETF Fund

Touchstone VST Moderate ETF Fund

Van Kampen Life Investment Trust (LIT) and
Universal Institutional Funds (UIF)

Van Kampen LIT Comstock Portfolio

Van Kampen LIT Emerging Growth Portfolio

Van Kampen UIF Emerging Markets Debt Portfolio

Van Kampen UIF Emerging Markets Equity Portfolio

Van Kampen UIF U.S. Real Estate Portfolio

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We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option (STO), together referred to as Fixed Accounts. The contribution you make to a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A Market Value Adjustment will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires.  However, your value under a GRO can’t be decreased by a Market Value Adjustment below an amount equal to your allocation into a GRO Account, less prior withdrawals, plus interest accrued at the Minimum Interest Rate, less administrative fees or charges and less any applicable optional contract feature charges. Withdrawal charges, charges for any applicable optional contract features, and annual administrative charges may apply and may invade principal.  Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected.  You must transfer all contributions you make to the six-month STO into other Investment Options within six months and transfer all contributions you make to the twelve-month STO within one year of contribution. Transfers from the six-month STO must be made monthly. Transfers from the twelve-month STO may be made on a monthly or quarterly basis.

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2006 has been filed with the Securities and Exchange Commission.  The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Part 9 of this prospectus.

These securities haven’t been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

You can review and copy information about AnnuiChoice at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of the Public Reference Room, please call 1-800-SEC-0330.  You may also obtain information about AnnuiChoice on the SEC’s Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20459-0102.

The contract is not a deposit or other obligation of, or guaranteed by, any bank, nor is it insured by the FDIC.  It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

The date of this prospectus is May 1, 2006.

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Death Claims	38
How You Make Requests and Give Instructions	38

Part 6 – Optional Contract Features
Optional Death Benefit	39

Part 7 - Voting Rights
Voting Rights	39
How We Determine Your Voting Shares	40
How Portfolio Shares Are Voted	40
Separate Account Voting Rights	40

Part 8 - Tax Aspects of the Contract
Introduction	40
Your Contract is an Annuity	40
Taxation of Annuities Generally	41
Distribution-at-Death Rules	42
Spousal Continuation	42
Diversification Standards	42
Tax-Favored Retirement Programs	42
Inherited IRAs	43
Annuities in Qualified Plans	43
Federal and State Income Tax Withholding	43
Impact of Taxes on the Company	43
Transfers Among Investment Options	43

Part 9 - Additional Information
Systematic Withdrawal Program	44
Income Plus Withdrawal Program	44
Choices Plus Minimum Required Distribution Program	45
Dollar Cost Averaging	45
Systematic Transfer Program	46
Customized Asset Rebalancing	46
Systematic Contributions	47
Legal Proceedings	47
Table of Contents of Statement of Additional Information	47

Part 10 - Prior Contracts	48

Appendix A - Financial Information for Separate Account I (Unit Values)	51
Appendix B - Illustration of a Market Value Adjustment	58

Disclaimer

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI’s only relationship to National Integrity is the licensing of certain trademarks and trade names of BGI. National Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of National Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of National Integrity’s variable annuity products.

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Glossary

1933 Act - the Securities Act of 1933, which is the federal securities law that governs registration of securities with the Securities and Exchange Commission.

1940 Act - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by National Integrity Life Insurance Company to support the sale and administration of this variable annuity.

Account Value – the value of your contract, which consists of the values of your Investment Options added together.

Additional Interest - interest on your contributions in excess of the Guaranteed Interest Rate that we may declare and credit based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis.

Adjusted Account Value – your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

Administrative Office - References in this prospectus to our administrative office refer to: National Integrity Life Insurance Company, 15 Matthews Street, #200, Goshen, New York 10924. You may also call us at 1-800-433-1778.

Annuitant – the person upon whose life an Annuity Benefit and Death Benefit are based. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit - amount paid on the Retirement Date.

Business Day – any day that the New York Stock Exchange is open.

Code - the Internal Revenue Code of 1986, as amended.

Contract Anniversary - occurs once annually on the same day as the Contract Date.  The Contract Anniversary is the first day of each Contract Year.

Contract Date - the date we issue you the contract.  It is shown on the schedule page of your contract.

Contract Year - each consecutive twelve-month period beginning on the Contract Date and ending on the day before the Contract Anniversary.

Death Benefit - benefit paid to a named beneficiary on the death of the Annuitant.

Enhanced Rate – a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

Exchange Traded Fund - a mutual fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

Fixed Accounts – Guaranteed Rate Options and the Systematic Transfer Option.

Free Withdrawal - the amount you may withdraw in any Contract Year without paying contingent withdrawal charges. The Free Withdrawal amount is the greater of 10% of your Account Value at the time you make your first withdrawal request during a Contract Year or 10% of your Account Value at your most recent Contract Anniversary. During your first Contract Year, the Free Withdrawal amount is 10% of your initial contribution received on the Contract Date.

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Fund of Funds- A Portfolio that invests in other mutual funds.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Guarantee Period -– the duration of your GRO Account.

Guaranteed Interest Rate – a fixed annual effective interest rate that we declare for the duration of the Fixed Account option you select. Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.

Guaranteed Rate Option (GRO) - a Fixed Account which offers durations of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

GRO Value – the value of a GRO Account.  The GRO Value at the expiration of a GRO Account, assuming you haven’t withdrawn or transferred any amounts, will be the total contributions plus interest at the Guaranteed Interest Rate less any optional contract feature or administrative charges.

Market Value Adjustment (“MVA”) – an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

Minimum Interest Rate – the lowest interest rate we can declare for a Fixed Account at any time while the contract is in effect. Your Minimum Interest Rate is stated in your contract.

Minimum Value – an amount equal to your net allocation to a GRO Account, less withdrawals (including any associated charges and adjustments), less transfers out of a GRO Account, plus interest accumulated at the Minimum Interest Rate, less any administrative or optional contract feature charges.

Net Premiums – your contributions minus an adjustment for any withdrawals.

Portfolio - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

Retirement Date – The Retirement Date is the date you choose for your Annuity Benefit to be paid.  Subject to federal and state law, the latest Retirement Date you can choose is the last Annuitant’s 90th birthday or the tenth contract anniversary, whichever is later.  We refer to this as the “Maximum Retirement Date”.

Separate Account – Separate Account consists of assets that are segregated by National Integrity and invested in Variable Account Options.

Surrender Value – your Adjusted Account Value, reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

Systematic Transfer Option (STO)– a Fixed Account that allows you to make contributions to a six-month or twelve-month STO which must be transferred from the STO into other Investment Options within the six or twelve month period you chose. The STO provides a guaranteed fixed interest rate that is effective for the STO period selected. More information about this program is located in Part 9 of this prospectus.

Unit – a measure of your ownership interest in a Variable Account Option.

Unit Value – the value of each unit calculated on any Business Day.

Variable Account Options – the various Investment Options available to you under the contract, other than the Fixed Accounts.  Each Variable Account Option invests in one Portfolio.

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Part I - SUMMARY

Your Variable Annuity Contract

In this prospectus, “we,” “our,” “us,” and “the Company,” mean National Integrity Life Insurance Company (National Integrity).  The terms “you” and “your” mean the owner.  The owner has all the rights under the contract.  If there are joint owners, they share contract rights and they must both sign for any changes or transactions.  The first death of one of the joint owners will determine the timing of distributions. Under this contract, the Annuitant is the person upon whose life the Annuity Benefit and Death Benefit are based.

You can invest for retirement by buying an AnnuiChoice Variable Annuity, if you complete an Application form and make a minimum initial contribution.  Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.

Your Benefits

Your contract has an Account Value, an Annuity Benefit and a Death Benefit.  These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual tax rules for annuities, including deferral of taxes on your investment growth until you actually make a withdrawal.  You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor.  The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.

How Your Contract is Taxed

Under the current tax laws, any increases in the value of your contributions won’t be considered part of your taxable income until you make a withdrawal. Generally, distributions are comprised of taxable income distributed first, followed by tax-free return of basis. If you annuitize your contract, each distribution will be based on an exclusion ratio of taxable earnings to tax-free return of basis. Therefore, part of each Annuity Benefit payment will be the tax-free return of your investment in the contract. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.  In certain cases, you can make a withdrawal without paying the 10% federal tax penalty. For more information about withdrawals that are exempt from the federal tax penalty, see Part 8, “Tax Aspects of the Contract - Taxation of Annuities Generally.”

Your Contributions

The minimum initial contribution is $1,000 (some states may require a higher initial contribution). Additional contributions can be as little as $100.  See Part 5, “Contributions Under Your Contract.”

Your Investment Options

You may have your contributions placed in a combination of the variable and fixed Investment Options.  To select investment Options most suitable for you, see Part 3, “Your Investment Options.”

The Variable Account Options invest in shares of mutual funds, each of which is referred to as a Portfolio. Each Variable Account Option and its corresponding Portfolio share the same investment goal. The investment goals of each Variable Account Option and its corresponding Portfolio are the same.  For example, if your investment goal is to save money for retirement, you might choose a growth oriented Variable Account Option, which invests in a growth Portfolio.  The value of your Variable Account Options

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will vary with the performance of the corresponding Portfolio.  For a full description of each Portfolio, see that Portfolio’s prospectus and Statement of Additional Information.

Account Value, Adjusted Account Value, Surrender Value and Minimum Account Value

Your Account Value consists of the values of your Investment Options added together. Your Adjusted Account Value is your Account Value, as increased or decreased by any Market Value Adjustments.  Your Adjusted Account Value in the GROs can never be decreased below the Minimum Value.  You’ll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Part 3, “Your Investment Options.”  Your Surrender Value is your Adjusted Account Value minus any contingent withdrawal charges, and minus the pro rata portion of the annual administrative charge, separate account charges and optional benefit charges, if applicable. See “Charges and Fees” below.  If the Account Value goes below $1,000 and we have not received contributions from you in three Contract Years, we reserve the right to terminate the contract and pay you the Account Value.  We will notify you in advance and you will be given at least 60 days in which to make additional contributions.

Transfers

You may transfer all or any part of your Account Value among the Investment Options, although some restrictions apply.  You can find these in Part 5 under “Transfers.”  Any transfer must be for at least $250.  Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) the six or twelve month Systematic Transfer Option.  All of these programs are discussed in Part 9.  If you make more than twelve transfers between your Investment Options in one Contract Year, your account will be charged up to $20 for each transfer after the first twelve. All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.

Charges and Fees

If your Account Value is less than $75,000 as of the last day of any Contract Year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account Value.

A daily charge at an annual effective rate of 1.00% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses.  The charges will never be greater than this unless you select an optional contract feature.  For more information about these charges, see Part 4, “Deductions and Charges,” and Part 6, “Optional Contract Features.”

Investment management fees and other expenses are deducted from amounts the Separate Account invested in the Portfolios.  Management fees can’t be increased without the consent of shareholders. See “Table of Annual Fees and Expenses” below and “Your Investment Options” in Part 3.

Withdrawals

You may make withdrawals as often as you wish.  Each withdrawal must be for at least $300.  You may withdraw up to 10% of your Account Value each Contract Year without paying withdrawal charges.  After the first 10% within a Contract Year, there may be a charge for withdrawals you make, based upon the length of time your contribution has been in your contract.  See Part 4, “Contingent Withdrawal Charge” and Part 5, “Withdrawals.”

Your Initial Right to Revoke (Free Look Period)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office.  We will extend the ten-day period as required by law in certain states.  If you cancel your contract, we’ll return your contract value (contributions net of any investment performance and applicable daily charges), which may be more or less than your initial contribution depending upon the investment

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experience of the Investment Options you selected. You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force.  If the law requires, upon cancellation we’ll return all of your contributions without any adjustments. We’ll return the amount of any contribution to the Guaranteed Rate Option upon cancellation. Please see Part 4, “Deductions and Charges” for more detailed information.

Risk/Return Summary: Investments and Risks

Variable Annuity Investment Goals

The investment goals of the AnnuiChoice Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income.  We strive to achieve these goals through extensive portfolio diversification and quality portfolio management.

Risks

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  Most of the Portfolios invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines.  There’s also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus for that Portfolio.

Table of Annual Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.  The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer Account Value among Investment Options.  State premium tax may also be deducted.

Contract Owner Transaction Expenses

Sales Load on Purchases	$0
Deferred Sales Load (as a percentage of contributions) (1)	7 % Maximum
Transfer Charge (assessed after 12 transfers in one Contract Year) (2)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

Annual Administrative Charge

Annual Administrative Charge (3)	$30

(1) Surrender charges decrease based on the age of your contribution.  See “Deductions and Charges – Contingent Withdrawal Charge” in Part 4 for more detail.

(2) After the first twelve transfers during a Contract Year, we will charge a transfer fee of $20 for each transfer.  This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers.  See “Deductions and Charges – Transfer Charge” in Part 4 for more detail.

(3) This charge will be waived if the Account Value is at least $75,000 on the last day of any Contract Year.

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Separate Account Annual Expenses

(as a percentage of Separate Account value)

Mortality and Expense Risk Charge	0.85%
Administrative Expenses	0.15%
Base Contract Total Separate Account Annual Expenses	1.00%

Optional Charges

Optional Death Benefit Charge	0.20%
Highest Possible Total Separate Account Annual Charges if Options Elected	1.20%

Death Benefit Option (Charges are assessed quarterly to the Separate Account only)

Optional Death Benefit Charge	0.20%
Total Separate Account Charges with Optional Death Benefit	1.20%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolio’s assets, including management fees, distribution or 12b-1 fees and other expenses are:

Minimum: 0.72%	Maximum: 2.60%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements

(as a percentage of average net assets in each Portfolio)

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Total Annual Expenses
DWS Equity 500 Index VIP Fund: Class B(1), (1a)	0.19%	0.25%	0.28%	0.72%
DWS Small Cap Index VIP Fund: Class B(1a) (2)	0.35%	0.25%	0.16%	0.76%
Fidelity VIP Asset Manager: Serv. Class 2(3)	0.52%	0.25%	0.13%	0.90%
Fidelity VIP Balanced: Serv. Class 2(3)	0.42%	0.25%	0.16%	0.83%
Fidelity VIP Contrafund: Serv. Class 2(3)	0.57%	0.25%	0.09%	0.91%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2(3)	0.57%	0.25%	0.36%	1.18%
Fidelity VIP Equity-Income: Serv. Class 2(3)	0.47%	0.25%	0.09%	0.81%
Fidelity VIP Growth: Serv. Class 2(3)	0.57%	0.25%	0.10%	0.92%
Fidelity VIP Growth & Income: Serv. Class 2(3)	0.47%	0.25%	0.12%	0.84%
Fidelity VIP Growth Opportunities: Serv. Class 2(3)	0.57%	0.25%	0.14%	0.96%
Fidelity VIP High Income: Serv. Class 2	0.57%	0.25%	0.13%	0.95%
Fidelity VIP Investment Grade Bond: Serv. Class 2	0.36%	0.25%	0.12%	0.73%
Fidelity VIP Mid Cap: Serv. Class 2(3)	0.57%	0.25%	0.12%	0.94%
Fidelity VIP Overseas: Serv. Class 2(3)	0.72%	0.25%	0.17%	1.14%
Franklin Growth and Income Securities Fund: Class 2	0.48%	0.25%	0.03%	0.76%
Franklin Income Securities Fund: Class 2	0.46%	0.25%	0.02%	0.73%
Franklin Large Cap Growth Securities Fund: Class 2	0.73%	0.25%	0.03%	1.01%
Mutual Shares Securities Fund: Class 2	0.60%	0.25%	0.18%	1.03%
Templeton Foreign Securities: Class 2(4)	0.65%	0.25%	0.17%	1.07%
Templeton Growth Securities: Class 2	0.75%	0.25%	0.07%	1.07%
JP Morgan Bond Portfolio (5)	0.30%	0.00%	0.45%	0.75%
JP Morgan International Equity Portfolio(5)	0.60%	0.00%	0.60%	1.20%

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Portfolio	Management Fees	12b-1 Fee	Other Expenses	Total Annual Expenses
MFS VIT Capital Opportunities Series: Service Class(6),(7)	0.75%	0.25%	0.23%	1.23%
MFS VIT Emerging Growth Series: Service Class(7)	0.75%	0.25%	0.13%	1.13%
MFS VIT Investors Growth Stock Series: Service Class(7)	0.75%	0.25%	0.15%	1.15%
MFS VIT Mid Cap Growth Series: Service Class(7)	0.75%	0.25%	0.17%	1.17%
MFS VIT New Discovery Series: Service Class(7)	0.90%	0.25%	0.16%	1.31%
MFS VIT Total Return Series: Service Class(7)	0.75%	0.25%	0.09%	1.09%
Putnam VT Discovery Growth: Class IB(8)	0.70%	0.25%	0.47%	1.42%
Putnam VT The George Putnam Fund of Boston: Class IB	0.62%	0.25%	0.10%	0.97%
Putnam VT Growth and Income Fund: Class IB	0.49%	0.25%	0.05%	0.79%
Putnam VT International Equity Fund: Class IB	0.75%	0.25%	0.18%	1.18%
Putnam VT Small Cap Value Fund: Class IB	0.76%	0.25%	0.08%	1.09%
Putnam VT Voyager Fund: Class IB	0.57%	0.25%	0.06%	0.88%
Touchstone Balanced Fund(9)	0.80%	0.00%	0.51%	1.31%
Touchstone Baron Small Cap Fund(9)	1.05%	0.00%	0.54%	1.59%
Touchstone Core Bond Fund(9)	0.55%	0.00%	0.44%	0.99%
Touchstone Eagle Capital Appreciation Fund(9)	0.75%	0.00%	0.47%	1.22%
Touchstone Enhanced Dividend 30 Fund(9)	0.65%	0.00%	0.52%	1.17%
Touchstone Growth & Income Fund(9)	0.80%	0.00%	0.49%	1.29%
Touchstone High Yield Fund(9)	0.50%	0.00%	0.47%	0.97%
Touchstone Mid Cap Growth Fund(9),(10)	0.80%	0.00%	0.53%	1.33%
Touchstone Money Market Fund, Service Class(9)	0.18%	0.25%	0.39%	0.82%
Touchstone Third Avenue Value Fund(9)	0.80%	0.00%	0.36%	1.16%
Touchstone Value Plus Fund(9)	0.75%	0.00%	0.65%	1.40%
Touchstone Aggressive ETF Fund(9),(11)	0.40%	0.00%	1.06%	1.46%
Touchstone Conservative ETF Fund(9),(11)	0.40%	0.00%	2.20%	2.60%
Touchstone Enhanced ETF Fund(9),(11)	0.40%	0.00%	0.96%	1.36%
Touchstone Moderate ETF Fund(9),(11)	0.40%	0.00%	1.01%	1.41%
Van Kampen LIT Comstock: Class II	0.56%	0.25%	0.03%	0.84%
Van Kampen LIT Emerging Growth: Class II	0.70%	0.25%	0.07%	1.02%
Van Kampen UIF Emerging Markets Equity: Class 2(12)	1.25%	0.35%	0.41%	2.01%
Van Kampen UIF Emerging Markets Debt: Class 1	0.75%	0.00%	0.34%	1.09%
Van Kampen UIF U.S. Real Estate: Class 1	0.75%	0.00%	0.28%	1.03%

(1) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.53% for Class B until April 30, 2009.

(1a) Fees have been restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(2) From June 1, 2006 through September 30, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund, to the extent necessary, to maintain the fund’s operating expenses at a ratio no higher than 0.733% for Class B , excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organization and offering expenses.

(3) A portion of the brokerage commissions that each Fidelity VIP Fund pays may be reimbursed and used to reduce that fund’s expenses, and through arrangements with the Portfolios’ custodian or transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian expenses.  In addition, as to the Dynamic Capital Appreciation Portfolio, the manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses exceed 1.10%.  These arrangements may be discontinued at any time.  As a result of these reimbursements and arrangements, the net expenses reported for these Portfolios are as follows:

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Fidelity Portfolio	Net Total Expenses after Arrangements Described Above
Fidelity VIP Asset Manager: Serv. Class 2	0.89%
Fidelity VIP Balanced: Serv. Class 2	0.80%
Fidelity VIP Contrafund: Serv. Class 2	0.89%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2	1.02%
Fidelity VIP Equity-Income: Serv. Class 2	0.80%
Fidelity VIP Growth: Serv. Class 2	0.88%
Fidelity VIP Growth & Income: Serv. Class 2	0.79%
Fidelity VIP Growth Opportunities: Serv. Class 2	0.92%
Fidelity VIP Mid Cap: Serv. Class 2	0.89%
Fidelity VIP Overseas: Serv. Class 2	1.07%

(4) The manager has agreed to reduce its fees to reflect reduced services resulting from the Portfolio’s investment in a proprietary money fund.  The reduction is required by the Portfolio’s Board of Trustees and an SEC order.  After the reduction of 0.05%, the net total expenses reported for the Portfolio are 1.02%.

(5) Reflects a written agreement pursuant to which the Portfolios’ Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.75% (Bond Portfolio) or 1.20% (International Equity Portfolio) of their daily net assets through April 30, 2007.  In addition, the Portfolios’ service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

(6) MFS has contractually agreed to bear the series’ expenses such that “Other Expenses” do not exceed 0.15% annually.  This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series’ investing activities.  This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees, which oversees the series.

(7) Each series has an expense offset arrangement that reduces the series’ custodial fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series’ expenses.  Any such expense reductions are not reflected in the table.  Had these expense reductions been taken into account, “Total Annual Expenses” would be lower.

(8) The advisor has contractually agreed until at least December 31, 2006 to waive its fees and/or reimburse expenses in order to limit net expenses to 1.13% for the Discovery Growth Portfolio.

(9) The advisor has contractually agreed until at least December 31, 2006 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

Touchstone Variable Series Trust Funds	Net Total Expenses after Arrangements Described Above
Balanced Portfolio	0.90%
Baron Small Cap Portfolio	1.54%
Core Bond Portfolio	0.75%
Eagle Capital Appreciation Portfolio	1.05%
Mid Cap Growth Portfolio	1.15%
Enhanced Dividend 30 Portfolio	0.75%
Growth & Income Portfolio	0.85%
High Yield Portfolio	0.80%
Money Market Portfolio	0.54%
Third Avenue Value Portfolio	1.05%
Value Plus Portfolio	1.15%
Aggressive ETF Portfolio	0.70%
Conservative ETF Portfolio	0.69%
Enhanced ETF Portfolio	0.77%
Moderate ETF Portfolio	0.69%

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(10) Prior to May 1, 2006, this Portfolio was called the Touchstone Emerging Growth Fund.

(11) By investing in the Touchstone ETF Funds, you will indirectly bear fees and expenses charged by underlying Exchange Traded Funds in which the Portfolio invests, in addition to the Portfolio’s direct fees and expenses.  Those additional expenses will be approximately 0.19%, for a total of 0.69% for the Conservative and Moderate Funds, 0.20% for a total of 0.70% for the Aggressive Fund and 0.27%. for a total of 0.77% for the Enhanced Fund and are shown as part of the net expenses of each Portfolio in the chart below.  Because the Service Class shares will begin operations in July, 2006, their expenses are estimated.

(12) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the advisor.  The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the “Operating Expense Limitation” to 1.70% for the Emerging Markets Equity Class 2.  The advisor may terminate these voluntary waivers at any time at its sole discretion.  Additionally the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares.  The distributor may terminate these voluntary waivers at any time at its sole discretion.

NOTE: We have entered into agreements with the investment advisors or distributors of each of the Portfolios.  Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the Portfolios or their investment advisors pay fees to us that are usually based on an annual percentage of the average daily net assets of the Portfolios.  These agreements may be different for each Portfolio or each group of Portfolios managed by the same investment advisor, and may include fees paid by investment advisors or under a distribution and/or servicing plan adopted by a Portfolio pursuant to Rule 12b-1 under the 1940 Act.

Example

The examples that follow are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include maximum contract owner transaction expenses, contract fees, Separate Account annual expenses, and Portfolio fees and expenses.

Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,125.52	$1,785.43	$2,457.37	$4,391.52

If you annuitize at the end of the applicable period:

1 year	3 years	5 years	10 years
$425.52	$1,285.43	$2,157.37	$4,391.52

If you do not surrender the contract:

1 year	3 years	5 years	10 years
$425.52	$1,285.43	$2,157.37	$4,391.52

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Part 2 – NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT

National Integrity Life Insurance Company

National Integrity is a stock life insurance company organized under the laws of New York.  Our home office is located in Goshen, New York.  We are authorized to sell life insurance and annuities in 8 states and the District of Columbia.  We sell flexible premium annuities, which may offer features and investment options other than those offered in this contract, fixed single premium annuities and fixed flexible premium annuities offering fixed guaranteed interest rates.  National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

The Separate Account and the Variable Account Options

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of New York.  It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (the SEC). SEC registration does not mean that the SEC is involved in any way in supervising the management or investment polices of the Separate Account.  Each Variable Account Option invests in shares of a corresponding Portfolio.  We may establish additional Variable Account Options from time to time.  The Variable Account Options currently available to you are listed in Part 3, “Your Investment Options.”

Assets of Our Separate Account

Under New York law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts.  Owners under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  We may allow charges owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.  Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.

Distribution of Contracts

Touchstone Securities, Inc. (Touchstone) serves as the principal underwriter for the securities issued by the Separate Account.  Touchstone Securities, Inc. is an indirect subsidiary of The Western and Southern Life Insurance Company. We are also an indirect subsidiary of The Western and Southern Life Insurance Company. Touchstone’s principal business address is 303 Broadway, Cincinnati, Ohio, 45202.  The contracts will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us.  A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided.  In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation.  Promotional incentives may change at any time.  We may also pay a third-party broker-dealer additional fees to ensure that firm’s registered representatives have access, or preferred access, to our products. Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. You will find more information about the compensation we pay in the Statement of Additional Information.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable law or regulation.  We’ll notify you if any changes result in a

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material change in the underlying investments of a Variable Account Option.  We may:

•                  add Investment Options to, or remove Investment Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity under the 1940 Act);

•                  restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;

•                  cause one or more Variable Account Options to invest in a mutual fund other than or in addition to the Portfolios;

•                  operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments.  We may make any legal investments we wish.  In choosing these investments, we’ll rely on our own or outside counsel for advice.

Part 3 – YOUR INVESTMENT OPTIONS

The Variable Account Options

Each Variable Account Option invests in the Portfolio (or “Fund”) with the corresponding name.  The investment objective, advisor and subadvisor, if any, of each Portfolio are described below.  Management fees and other expenses deducted from each Portfolio are described in that Portfolio’s prospectus. Each of the Portfolios’ investment advisors compensates us for providing administrative services in connection with the Portfolios.  This compensation is paid from the investment advisors’ assets. We do not provide preferential treatment or access to distribution for investment advisors or the Portfolios they manage based on the differing levels of compensation paid to us.  For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-325-8583.

DWS Scudder Investments VIP Funds

The investment advisor for the DSW Scudder Investments VIP Funds is Deutsche Asset Management, Inc. (DeAM).  DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide.  DeAM’s presence in all of the major investment markets gives its clients a global network and product range.  DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the DWS Investments VIP Funds.  We can’t guarantee that these objectives will be met. You should read the DWS Investments VIP Funds’ prospectuses carefully before investing.

DWS Equity 500 Index VIP Fund

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

DWS Small Cap Index VIP Fund

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole. The Index includes the reinvestment of all distributions and is not available for direct investment.

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Fidelity® VIP Funds

The Portfolios’ Investment Advisor, Fidelity Management & Research Company (FMR), is a registered investment advisor under the Investment Advisors Act of 1940.  FMR serves as the investment advisor to each Portfolio.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives and strategies of the Fidelity’s VIP Fund Portfolios. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Fidelity’s VIP Funds’ prospectus carefully before investing.

Fidelity VIP Asset ManagerSM Portfolio

VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments, maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.  FMR invests in domestic and foreign issuers.  FMR analyzes issuers using fundamental and/or quantitative factors and evaluates each security’s current price relative to estimated long-term value.

Fidelity VIP Balanced Portfolio

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.  FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock. FMR invests in domestic and foreign issuers.  With respect to equity investments, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more “value” characteristics than “growth” characteristics.

Fidelity VIP Contrafund® Portfolio

VIP Contrafund® Portfolio seeks long-term capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR invests the Portfolio’s assets in securities of companies whose value FMR believes is not fully recognized by the public. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Dynamic Capital Appreciation Portfolio

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Equity-Income Portfolio

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities and potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.  FMR invests in domestic and foreign issuers.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.  The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.  FMR normally invests at least 80% of the Portfolio’s total assets in equity securities.

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Fidelity VIP Growth Portfolio

VIP Growth Portfolio seeks capital appreciation by investing the Portfolio’s assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth & Income Portfolio

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.  FMR normally invests a majority of the Portfolio’s assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation.  FMR may also invest the Portfolio’s assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio seeks to provide capital growth.  FMR invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types.  FMR uses fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP High Income Portfolio

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. FMR normally invests the Portfolio’s assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.  FMR may also invest the Portfolio’s assets in non-income producing securities, including defaulted securities and common stocks. FMR invests in domestic and foreign issuers.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities.  FMR allocates assets across different market sectors and maturities, and analyzes a security’s structural features and current pricing, trading opportunities, and the credit quality of the issuer.

Fidelity VIP Mid Cap Portfolio

VIP Mid Cap Portfolio seeks long-term growth of capital.  FMR invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR normally invests at least 80% of the Portfolio’s total assets in securities of companies with medium market capitalizations.  Medium market capitalization companies are those with market capitalization similar to companies in the S&P Mid Cap 400.  FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types, and may potentially invest in companies with smaller or larger market capitalizations.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions

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Fidelity VIP Overseas Portfolio

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. common stocks. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

The Franklin Templeton Variable Insurance Products Trust Funds (“Trust”)

Each Fund (or “Portfolio”) is a series of the Trust, which is a mutual fund registered with the SEC.  Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the Funds, as indicated below.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Franklin Templeton Variable Insurance Products Trust Funds. There are no guarantees that a Fund will be able to achieve its objective.  You should read Franklin Templeton VIPT Funds’ prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Portfolio

The FTVIPT Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests predominantly in a broadly diversified portfolio of equity securities that the Portfolio’s manager considers to be financially strong but undervalued by the market.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio

The FTVIPT Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation.  The Portfolio normally may invest in both debt and equity securities.  The Portfolio seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the advisor believes are attractive.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The FTVIPT Franklin Large Cap Growth Securities Portfolio seeks capital appreciation.  The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invest predominantly in equity securities.  For this Portfolio, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Mutual Shares Securities Portfolio

The FTVIPT Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal.  The Portfolio normally invests mainly in equity securities that the advisor believes are undervalued.  The Portfolio normally invests primarily, in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.  The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

FTVIPT Templeton Foreign Securities Portfolio

The FTVIPT Templeton Foreign Securities Portfolio seeks long-term capital growth.  The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities.  The

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investment advisor for this Portfolio is Templeton Investment Counsel, LLC.

FTVIPT Templeton Growth Securities Portfolio

The FTVIPT Templeton Growth Securities Portfolio seeks long-term capital growth.  The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.  The investment advisor for this Portfolio is Templeton Global Advisors Limited.

J.P. Morgan Series Trust II Funds

Each Portfolio of the JPMorgan Series Trust II is a diversified mutual fund registered with the SEC.  J.P. Morgan Investment Management Inc. is the investment advisor to the J.P. Morgan Series Trust II Funds.

Investment Objectives of the Portfolios.  Below is a summary of the investment objectives of the Portfolios of the J.P. Morgan Series Trust II.  There is no guarantee that these objectives will be met. You should read the prospectus for J.P. Morgan Series Trust II carefully before investing.

JPMorgan Bond Portfolio

JP-Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.  Under normal circumstances the Portfolio invests at least 80% of its assets (net assets, plus the amount of borrowings for investment purposes) in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the advisor believes have the potential to provide a high total return over time.

JPMorgan International Equity Portfolio

JP-Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies.  Under normal circumstances the Portfolio invests at least 80% of its assets (net assets, plus the amount of borrowings for investment purposes) in equity investments.  The Portfolio will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

MFS Variable Insurance Trust Funds

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC.  Massachusetts Financial Services Company is the investment advisor to the MFS Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives and strategies of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. You should read the MFS Variable Insurance Trust Funds’ prospectus carefully before investing.

MFS VIT Capital Opportunities Series

MFS VIT Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities.  The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS VIT Emerging Growth Series

MFS VIT Emerging Growth Portfolio seeks long-term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies.  Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are

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expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.  Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS VIT Investors Growth Stock Series

MFS VIT Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

MFS VIT Mid Cap Growth Series

MFS VIT Mid Cap Growth Portfolio seeks long-term growth of capital by normally investing at least 80% of its net total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential.  Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio’s investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio’s 80% investment policy.

MFS VIT New Discovery Series

MFS VIT New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies.  Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.  While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle.  Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000  Growth Index at the time of investment.

MFS VIT Total Return Series

MFS VIT Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.  The Portfolio invests in a combination of equity and fixed income securities.  Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities.  The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS’s interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

Putnam Variable Trust Funds

Each Fund is a mutual fund registered with the SEC.  Putnam Investment Management, LLC (“Putnam Management”) serves as the investment advisor of each Portfolio.

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Investment Objectives of the Funds.  Below is a summary of the investment objectives of Putnam’s VT Funds.  You should read Putnam’s VT Funds’ prospectus carefully before investing.

Putnam VT Discovery Growth Fund

The Fund seeks long-term growth of capital.  The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

Putnam VT The George Putnam Fund of Boston

The Fund seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds that produce both capital growth and current income.  The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks.  Under normal market conditions, the fund invests at least 25% of the Fund’s total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

Putnam VT Growth and Income Fund

The Fund seeks capital growth and current income.  The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

Putnam VT International Equity Fund

The Fund seeks capital appreciation.  The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential.  Under normal circumstances, the Fund invests at least 80% of the Fund’s net assets in equity investments.

Putnam VT Small Cap Value Fund

The Fund seeks capital appreciation.  The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.  Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

Putnam VT Voyager Fund

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

Touchstone Variable Series Trust Funds

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment advisor of each Fund.  Oppenheimer Capital LLC is the sub-advisor for the VST Balanced Fund.  BAMCO, Inc., a subsidiary of Baron Capital Group, Inc. is the sub-advisor for the VST Baron Small Cap Fund.  Ft. Washington Investment Advisors, Inc. is the sub-advisor for the VST Core Bond, VST High Yield, VST Money Market and VST Value Plus Funds.  Westfield Capital Management Company, LLC and TCW Investment Management Company are the sub-advisors for the VST Mid Cap Growth Fund.  Todd Investment Advisors, Inc. is the sub-adviser for the VST Enhanced Dividend 30 Fund, as well as the VST Aggressive ETF, VST Conservative ETF, VST Enhanced ETF and VST Moderate ETF Funds.  Deutsche Investment Management Americas Inc. is the sub-advisor for the VST Growth & Income Fund.  Eagle Asset Management, Inc. is the sub-advisor for the VST Eagle Capital Appreciation Fund.  Third Avenue Management LLC is the sub-advisor for the VST Third Avenue Value Fund. Touchstone Advisors, Inc., Ft. Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliated with National Integrity Life Insurance Company.

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Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust.  There are no guarantees that a Portfolio will be able to achieve its objective. You should read Touchstone Variable Series Trust Funds’ prospectus carefully before investing.

Touchstone VST Balanced Fund

Touchstone VST Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%).  The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries.  In choosing equity securities for the Fund, the portfolio manager will seek companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company’s intrinsic value.  Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

Touchstone VST Baron Small Cap Fund

Touchstone VST Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential.  In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager’s assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 100% over four subsequent years.

Touchstone VST Core Bond Fund

Touchstone VST Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily (at least 80% of assets) in bonds.  The Fund invests in mortgage-related securities, asset-backed securities, U.S. government securities and corporate debt securities.  The Fund invests at least 65% of assets in investment grade debt securities, but may invest up to 35% of assets in non-investment grade debt securities rated as low as B.  In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

Touchstone VST Eagle Capital Appreciation Fund

The Touchstone VST Eagle Capital Appreciation Fund seeks long-term capital appreciation.  In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index.  It immediately eliminates deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand.  The initial screening leaves about 150 stocks, which are assigned, to the four co-portfolio managers based on sector.

Each portfolio manager then uses fundamental research to develop five-year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers.  The portfolio managers generally do not rely on a company’s earnings projection or consensus Wall Street estimates.  Instead, they do their own research.

The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

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The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return.  The team will generally only invest in those stocks ranked in the top third of the valuation model’s rankings.  Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

Touchstone VST Mid Cap Growth Fund

Touchstone VST Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal.  The Fund invests primarily (at least 80% of assets) in common stocks of mid cap companies.  The Fund is sub-advised by two separate management teams that use different style methodologies.  Mid cap growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates.  Mid cap growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

Touchstone VST Enhanced Dividend 30 Fund

Touchstone VST Enhanced Dividend 30 Fund seeks to achieve a total return that is higher than the total return of the Dow Jones Industrial Average (“DJIA”).  The Fund’s portfolio is based on the 30 stocks that comprise the DJIA.  The DJIA is a measurement of general market price movement for 30 widely held stocks.  The Fund uses a quantitative approach to improve on the index returns, investing in all of the DJIA components, but increasing the weighting of those with the highest dividend yield.  The Fund seeks to overweight the top three highest yielding stocks in the DJIA by adding approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the Dow that have a lower relative dividend yield.

Touchstone VST Growth & Income Fund

Touchstone VST Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries.  The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high-income payments in the future.  The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

Touchstone VST High Yield Fund

Touchstone VST High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration.  The fund invests primarily (at least 80% of assets) in non-investment grade debt securities of domestic corporations.  Non-investment grade securities are often referred to as “junk bonds” and are considered speculative.

Touchstone VST Money Market Fund

Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments.  The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

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Touchstone VST Third Avenue Value Fund

Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation.  It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the portfolio manager believes is their liquid value.  The Fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities. The mix of the Fund’s investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

Touchstone VST Value Plus Fund

Touchstone VST Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued.  In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value.  These companies may not pay dividends.  Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

Touchstone Variable Series Trust (VST) Exchange Traded Funds

This Part specifically provides information about the Touchstone VST ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust.  Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of Touchstone’s VST ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each VST ETF Fund allocates its assets among a group of exchange-traded funds in different percentages.  Therefore, each VST ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.  These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs.  The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the VST ETF Funds’ assets invested in stocks or bonds at any given time may be different than that VST ETF Fund’s planned asset allocation model.  Stock and bond markets, and the sub categories of assets within them (value, growth, large cap, small cap etc.) have returns that vary from year to year.  Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models.  The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each Fund’s assets annually (except the VST Enhanced ETF Fund which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect.  The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

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Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation.  The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  For the Conservative Fund that typically results in an allocation of about 65% of assets in bonds and 35% in stocks.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.  The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  For the Moderate Fund that typically results in an allocation of about 60% of assets in stocks and 40% in bonds.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  For the Aggressive Fund that typically results in an allocation of about 80% of assets in stocks and 20% in bonds.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation.  The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are over weighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Van Kampen Life Insurance Trust

Van Kampen Asset Management is the investment advisor for Van Kampen Life Insurance Trust (LIT).

Investment Objectives of the Portfolios. Below is a summary of the investment objectives and strategies of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Van Kampen LIT Portfolios’ prospectus carefully before investing.

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Van Kampen LIT Comstock Portfolio

The Portfolio’s investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.  The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen LIT Emerging Growth Portfolio

The Portfolio’s investment objective is to seek capital appreciation.  Under normal market conditions, the Portfolio’s investment advisor seeks to achieve the Portfolio’s investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment advisor to be emerging growth companies.

Van Kampen Universal Institutional Funds

Morgan Stanley Investment Management Inc. doing business as Van Kampen is the investment advisor for each of the Universal Institutional Funds (UIF).

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Van Kampen UIF Funds’ prospectus carefully before investing.

Van Kampen UIF Emerging Markets Debt Portfolio

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals.  After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen UIF Emerging Markets Equity Portfolio

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.  The Advisor’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Van Kampen UIF U.S. Real Estate Portfolio

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”).  The Portfolio focuses on REITs as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions.  The Advisor’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

Fixed Accounts

Interests in contracts attributable to Fixed Accounts haven’t been registered under the  1933 Act, or the 1940 Act. Thus, neither the Fixed Accounts nor our General Account, which guarantees the Fixed Account values and Death Benefits and Annuity Benefits under those contracts, are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission hasn’t reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account. Disclosures regarding the Fixed Accounts or the

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General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options (GROs)

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time.  When you put contributions in a GRO, a Guaranteed Interest Rate is locked in.  We declare the Guaranteed Interest Rate for each duration you select.  The duration of your GRO Account is the Guarantee Period.  Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won’t declare an interest rate less than the Minimum Interest Rate. Each GRO Account expires at the end of the duration you have selected. See “Renewals of GRO Accounts” below. All contributions you make to a GRO are placed in a non-unitized separate account.  Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you haven’t transferred or withdrawn any amounts, will be the amount you contributed plus interest at the Guaranteed Interest Rate less any administrative or optional contract feature charges. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

We may declare an Enhanced Rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period .  This Enhanced Rate will be guaranteed for the Guarantee Period’s first year and declared at the time of purchase.  We can declare and credit Additional Interest based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis.  Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula.  The Enhanced Rate or Additional Interest may not be available in certain states.

Each group of GRO Accounts of the same duration is considered one GRO for Account Value reporting purposes.  For example, when you receive a quarterly statement, all of your three-year GRO Accounts will be shown as one GRO while all of your five-year GRO Accounts will appear as another GRO, even though they may have different maturity dates.  However, you will receive separate notices concerning GRO renewals for each contribution you have made, since each contribution will have a different maturity date.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

Renewals of GRO Accounts. When a GRO Account expires, we’ll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We’ll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can’t be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration.  For example, if your expiring GRO Account was for 10 years and when it expires, we don’t offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires.  You can’t choose, and we won’t renew a GRO Account that expires after your Retirement Date.

Market Value Adjustments. A Market Value Adjustment is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account.  No

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Market Value Adjustment is made for Free Withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period.  No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules.  In addition, we won’t make a Market Value Adjustment for a Death Benefit. The market-adjusted value may be higher or lower than the GRO Value, but will never be less than the Minimum Value.  Withdrawal charges, administrative expenses and optional benefit charges, if applicable, can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate.  Generally, if our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value distributed.  On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will generally increase your GRO Value distributed.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

MVA =  GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where

A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn’t equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero.  If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

Systematic Transfer Option

We offer a Systematic Transfer Option (STO) that provides a guaranteed interest rate. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected.  You must transfer all STO contributions into other Investment Options within either six months or one year of your STO contribution, depending on which STO option you select.  Transfers will be made automatically in approximately equal quarterly (one-year option only) or monthly installments of not less than $1,000 each.  You can’t transfer from other Investment Options into the STO.  Normal contingent withdrawal charges apply to withdrawals from the STO.  We guarantee that the STO’s annual effective interest rate will never be less than the Minimum Interest Rate.  See “Systematic Transfer Program” in Part 9 for details on this program.

Part 4 - DEDUCTIONS AND CHARGES

Separate Account Charges

We deduct a daily mortality and expense charge from the Unit Values equal to an annual effective rate of 1.00% of your Account Value in the Variable Account Options. We can’t increase this daily expense rate without your consent. Of the 1.00% total charge, .15% is used to reimburse us for administrative

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expenses not covered by the annual administrative charge described below. We deduct the remaining .85% for assuming the expense risk and the mortality risk under the contract. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated.  The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract.  We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charge may be changed, but the total Mortality, Expense Risk and Administrative Fee can’t be increased.  In addition to the mortality and expense charge described above, we charge an additional amounts for optional benefits you select.  See “Optional Contract Charges,” below.

Annual Administrative Charge

We charge an annual administrative charge of $30 but we will waive the charge if the Account Value is at least $75,000 on the last day of any Contract Year. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant’s death, annuitization or contract termination during a Contract Year.

Portfolio Charges

The Separate Account buys shares of the Portfolios at net asset value.  That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios.  The amount charged for investment management can’t be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on fund expenses and related items.

Reduction or Elimination of Separate Account or Administrative Charges

We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings.  We may do this based on the size and type of the group or the amount of the contributions. We won’t unlawfully discriminate against any person or group if we reduce or eliminate these charges.

State Premium Tax Deduction

We won’t deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we’ll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range up to 4%.

Contingent Withdrawal Charge

We don’t deduct sales charges when you make a contribution to the contract.  However, contributions withdrawn may be subject to a withdrawal charge of up to 7%.  This amount is a percentage of your contributions and not of the Account Value.  As shown below, the charge varies depending upon the “age” of your contribution – that is the number of years that have passed since your contribution was made.  The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don’t deduct withdrawal charges when you withdraw contributions made more than seven years prior to your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the Free Withdrawal amount are not subject to the withdrawal charge.  For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, plus or minus any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested, less any applicable tax

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withholding.

You may take your Free Withdrawal (less any earlier withdrawals in the same year) each Contract Year without a contingent withdrawal charge or Market Value Adjustment.  If you don’t take any Free Withdrawals in one Contract Year, you can’t add it to the next year’s Free Withdrawal.  If you are not 59½, federal tax penalties may apply.  Should you completely surrender the contract, the amount of withdrawal charges is based on contributions and is not reduced by any Free Withdrawals.

Number of Full Years from the Date of Contribution	Charge as a Percentage of the Contribution Withdrawn
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 (+)	0%

We won’t deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate Annuity Benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won’t deduct a charge if the Annuitant dies. See “Standard Death Benefit” in Part 5.

Reduction or Elimination of the Contingent Withdrawal Charge

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, and the amount of the contribution, or whether there is some relationship with us.  Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we or our affiliate sponsored.  We won’t unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

Optional Contract Charge

This annuity has an optional contract feature available for an additional charge.  The additional charge is listed below.  For a more detailed description of the fees and charges, please see “Optional Contract Features” in Part 6.

Highest Anniversary Death Benefit

The fee for this option is 0.20% annually and is assessed for the life of the contract. This fee is assessed against the Variable Account Options quarterly at the end of each calendar quarter.

Transfer Charge

If you make more than twelve transfers among your Investment Options during one Contract Year, we will charge your account up to $20 for each additional transfer during that year.  Transfer charges don’t apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) systematic transfers from the STO, nor will such transfers count towards the twelve free transfers you can make during a Contract Year.

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Disability Waiver

We may waive withdrawal charges and any associated Market Value Adjustment on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date.  You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration. We may require proof of disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits.  We reserve the right to obtain an examination by a licensed physician of our choice and our expense. Written request for any withdrawal or partial withdrawals must be made while you are still disabled. Once the disability waiver election has been made, no additional contributions will be accepted under your Contract. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the primary and the joint owner.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

Part 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract

You can make contributions of at least $100 at any time up to eight years before your Retirement Date. Your first contribution, however, can’t be less than $1,000 (some states may require a higher initial contribution).

We may limit the total contributions under a contract to $1,000,000 if the Annuitant is age 75 or under or to $500,000 if the Annuitant is 76 or older. Once you reach eight years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all owners under the contract.  If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits.  Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office.  Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. We do not waive this policy for particular investors or classes of investors. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transaction. See “Transfers” in Part 5.

Your Account Value

Your Account Value reflects various charges. See Part 4, “Deductions and Charges.” Annual deductions are made as of the last day of each Contract Year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account (mortality and expense risk and administration charges) are reflected daily.  EEB and highest anniversary death benefit charges are reflected quarterly.  Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account

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Option. The value of contributions allocated to the Variable Account Options is not guaranteed.  The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustment. See “Guaranteed Rate Options” in Part 3. If the Account Value goes below $1,000 and we have received no contributions from you for three Contract Years, we reserve the right to terminate the contract and pay you the Account Value.  We will notify you in advance and you will be given at least 60 days to make additional contributions. This could vary by state so please refer to your annuity contract for specific information.

Units in Our Separate Account

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Variable Account Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses.

The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won’t vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer Account Value to that Variable Account Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, to pay the annual administrative charge and to pay for optional contract features.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option at the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option in Separate Account I for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current day.  We determine a net investment factor for each Variable Account Option as follows:

•                       First, we take the value of the shares belonging to the Variable Account Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

•                       Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                       Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                       Then we divide this amount by the value of the amounts in the Variable Account Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

•                       Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.00%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

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Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the Mortality, Expense Risk and Administrative Fees and any charge for taxes.

Transfers

You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can’t make a transfer into the STO.  Transfers to a GRO must be to a newly elected GRO (that is, to a GRO you haven’t already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise.  Unless you make a transfer from a GRO within 30 days before the expiration date of a GRO Guarantee Period, the transfer is subject to a Market Value Adjustment. See “Guaranteed Rate Options” in Part 3. Transfers from GROs will be made according to the order in which contributions were originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a Contract Year. After those twelve transfers, a charge of up to $20 will apply to each additional transfer during that Contract Year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs, described in Part 9.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service subject to your use of the required personal identifiers. We’ll honor telephone transfer instructions from any person who provides correct identifying information.  We aren’t responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it.  A transfer request doesn’t change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we’re open for business. You’ll receive the Variable Account Options’ Unit Values as of the close of business on the day you make the request.  Accordingly, transfer requests for Variable Account Options received at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after we receive the request. All transfers will be confirmed in writing.

Transfer requests submitted by agents or firms that represent multiple policies will be processed not later than the next Business Day after our Administrative Office receives the requests.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made.  Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

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Specific Notice Regarding the Use of this Annuity for Market Timing

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect and prevent all frequent trading. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                                       Prohibited Transfers.  Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•                                          a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five business days, there was a transfer out of the same Variable Account Option;

•                                          a transfer request out of an International or High Yield Variable Account Option if, within the preceding five business days, there was a purchase or transfer into the same Variable Account Option.

2.                                       Allowable Transfers Accompanying A Prohibited Transfer.  We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.                                       Notification.  We will notify you if your requested transfer is not made.

4.                                        Revocation of Same-Day Transfer Privileges.  Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•                                          If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service.  Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

•                                          In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service.  The cancellation request will be processed as of the day it is received.

5.                                        20 Investment Option Transfers Permitted.  You may submit 20 Investment Option transfers each contract year for each contract by U.S. Mail, Internet, telephone request, or facsimile.

•                                        All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.  Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended.  If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or

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overnight delivery service.  We will process the cancellation request as of the day we receive it.

•                                        Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

•                                        Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges.  We will also take into consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading.  If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish subject to the 10% Free Withdrawal and contingent withdrawal charges.  Each withdrawal must be at least $300.  The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your Investment Options.  You can tell us if you want your withdrawal handled differently.  During the first seven years after each contribution, there is a contingent withdrawal charge for any withdrawals other than Free Withdrawals (discussed below).  The charge starts at 7% and decreases as your contribution ages.  The charge is a percentage of each contribution, not Account Value.  This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts.  Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived.  See Part 4, Reduction or Elimination of the Contingent Withdrawal Charge.

You may withdraw up to 10% of your Account Value each Contract Year with no withdrawal charges.  After the first 10% within a Contract Year, there will be a charge for any withdrawals you make, based upon the length of time your contribution has been in your account.  When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any contingent withdrawal charges plus any Market Value Adjustments.  The total amount that you receive will be the total amount that you requested, less any applicable tax withholding.  Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals.  See Part 8, “Tax Aspects of the Contract.”  Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract

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charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw the requested payment according to the third party’s instructions, including instructions concerning from which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Assignments

We do not allow partial assignment of your contract.

Standard Death Benefit

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant’s death, rather than upon the Owner’s death.  We’ll pay a Death Benefit to the Annuitant’s surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started.  The Death Benefit depends on the Annuitant’s age on the Contract Date.  The reductions in the Death Benefit for withdrawals will be calculated on a proportional basis with respect to Account Value at the time of withdrawal. We’ll also adjust the Death Benefit for any applicable charges.

For contracts where the Annuitant’s age on the Contract Date is 73 or younger:

If the Annuitant dies in the first seven years after the contract is issued, the Death Benefit is the greater of:

a.               contributions minus an adjustment for withdrawals; or

b.              current Account Value on the Business Day we receive due proof of death and the beneficiary’s instructions.

At the end of seven years, the Death Benefit automatically becomes the greater of current Account Value or contributions, minus an adjustment for withdrawals.  This is the “Minimum Death Benefit”.

If the Annuitant dies more than seven years after the date of issue, the Death Benefit is the greater of:

a.               Minimum Death Benefit plus subsequent contributions, minus an adjustment for subsequent withdrawals; or

b.              current Account Value on the Business Day we receive due proof of death and the beneficiary’s instructions.

For contracts where the Annuitant’s age on the Contract Date is between 74 and 85:

The Death Benefit is the greater of:

a.               Contributions minus an adjustment for withdrawals; or

b.              current Account Value on the Business Day we receive due proof of death and the beneficiary’s instructions.

For contracts where the Annuitant’s age on the Contract Date is 86 or older:

The Death Benefit is the current Account Value on the Business Day we receive due proof of death and the beneficiary’s instructions.

Death Benefits and benefit distributions required under the Code because of your death if you are not the Annuitant can be paid in a lump sum or as an annuity.  If a benefit option hasn’t been selected for the beneficiary at the Annuitant’s death, the beneficiary can select an option. A beneficiary that is not a natural person automatically receives a five-year distribution.

You select the beneficiary of the Death Benefit, referred to as the Annuitant’s Beneficiary in the contract. You also select an Owner’s Beneficiary, who receives any benefit distribution required under the Code upon the death of the owner of an annuity who is not also the annuitant.  You may change any

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beneficiary by sending the appropriate form to the Administrative Office.  We reserve the right to limit the number of beneficiaries you can name at one time.  If an Annuitant’s Beneficiary doesn’t survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.  Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and so that spousal continuation can occur, if that is your intention.  You will find more information about spousal continuation in Part 8, “Tax Aspects of the Contract”.

A Death Benefit won’t be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract.  The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

Annuity Benefits

All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant’s 90th birthday or the tenth Contract Anniversary, whichever is later (the “Maximum Retirement Date”) by writing to the Administrative Office any time before the Maximum Retirement Date.  The Retirement Date cannot be earlier than the first Contract Anniversary (referred to as the “participation anniversary” in your contract).  Contract terms that apply to the various retirement programs, along with federal tax laws, and state insurance laws, establish certain minimum and maximum retirement ages. If your contract is a qualified retirement plan (including an IRA or TSA), distribution provisions may extend beyond the Maximum Retirement Date.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Surrender Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an Annuity Benefit other than a lump sum payment will be the Adjusted Account Value less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied if the Annuity Benefit doesn’t have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

Annuities

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can’t change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

If you haven’t already selected a form of annuity, within six months prior to your Retirement Date, we’ll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity. However, if we don’t receive a completed form from you on or before your Retirement Date, we’ll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

We currently offer the following types of annuities, funded through our General Account:

A life and ten years certain annuity is a fixed life income annuity with 10 years of payments guaranteed.

A period certain annuity provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

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A period certain life annuity provides for fixed payments for at least the period selected and after that for the life of the Annuitant, or the lives of the Annuitant and any joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining guaranteed payments will go to the Annuitant’s beneficiary.

A life income annuity provides fixed payments for the life of the Annuitant, or until the Annuitant and joint annuitant both die under a joint and survivor annuity.

Annuity Payments

Fixed annuity payments won’t change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

If the age or gender of an annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an annuity, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office.  We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)          the New York Stock Exchange has been closed or trading on it is restricted;

(2)          an emergency exists so that disposal of securities isn’t reasonably practicable or it isn’t reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3)          the SEC, by order, permits us to defer action to protect persons with interests in the Separate Account.

We can delay payment of your Fixed Accounts, whether payment is related to partial or total withdrawals or providing an Annuity Benefit, for up to six months.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death.  This means we have received an original certified death certificate and company death claim paperwork that is in good order.  During the period from the date of death until we receive all required paperwork in good order, the amount of the death benefit will remain allocated to the Portfolios you chose, so the amount of the Death Benefit will reflect the investment performance of those Portfolios during this period and will be subject to market fluctuations.  Once one beneficiary submits death claim paperwork, the remaining Death Benefit amount will be moved into our General Account until the remaining beneficiaries submit their death claim paperwork.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus.

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We can’t honor your requests unless they are in proper and complete form.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 - OPTIONAL CONTRACT FEATURES

For an additional charge, the following option is available to contract purchasers.  This option must be elected at the time of application, may not be cancelled once the contract is issued, and will replace or supplement the standard contract benefits.

Optional Death Benefit

Charges for the optional benefit are in addition to the standard charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Highest Anniversary Death Benefit

For contracts where the Annuitant’s age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

a.               highest Account Value on any Contract Anniversary before Annuitant’s age 81, plus any subsequent contributions received after that Contract Anniversary, minus an adjustment for any subsequent withdrawals received after that Contract Anniversary; or

b.              the standard Death Benefit described in Part 5.

This option is not available if the Annuitant is age 76 or older on the Contract Date.

The fee for this option is 0.20% annually and is assessed for the life of the contract.  The fee is assessed at the end of each calendar quarter.

This death benefit option may not be available in all states.

Part 7 - VOTING RIGHTS

Voting Rights

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We’ll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don’t receive instructions in time from all owners, we’ll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren’t responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We’ll vote any Portfolio shares that we’re entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we’re permitted to vote shares of a Portfolio in our own right or to restrict owner voting, we may do so.

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How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios in which your contributions are invested on the record date set by the Portfolio’s Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholders’ meeting. We count fractional shares.  The record date for this purpose can’t be more than 60 days before the shareholders’ meeting.

How Portfolio Shares Are Voted

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn’t needed to make a decision in another Portfolio. To the extent shares of a Portfolio are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require owner approval. In that case, you’ll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under “How We Determine Your Voting Shares.”  We’ll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

Part 8 - TAX ASPECTS OF THE CONTRACT

Introduction

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on National Integrity’s tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn’t designed to cover all situations and isn’t intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. National Integrity does not make any guarantee regarding the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Your Contract is an Annuity

Under federal tax law, anyone can purchase an annuity with after-tax dollars.  Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan.  Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

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This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (qualified annuity). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

Taxation of Annuities Generally

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  Also, an owner is not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can’t defer tax on the annuity’s income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age.  The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn’t taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you annuitize the contract, meaning you receive annuity payments over the lifetime of the Annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner’s investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income.  That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, future payments are entirely ordinary income.  If the Annuitant dies before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)          on or after the date on which the taxpayer attains age 59½;

(2)          as a result of the owner’s death;

(3)          part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;

(4)          a result of the taxpayer becoming disabled within the meaning of Code Section 72(m)(7);

(5)          from certain qualified plans (note, however, other penalties may apply);

(6)          under a qualified funding asset (as defined in Section 130(d) of the Code);

(7)          purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;

(8)          under an immediate annuity as defined in Code Section 72(u)(4);

(9)          for the purchase of a first home (distribution up to $10,000);

(10)    for certain higher education expenses; or

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(11)    to cover certain deductible medical expenses, or to cover health insurance premiums if you are unemployed.

Please note that item (8) applies to nonqualified contracts only, and items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply.  See “Withdrawals” in Part 5.

The IRS will treat all annuity contracts issued by National Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Distribution-at-Death Rules

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules:  (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner’s death.

If the sole beneficiary is the owner’s spouse, the contract (along with the deferred tax status) may be continued in the spouse’s name as the owner.

Spousal Continuation

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract.  The contract must be structured properly with the owner and annuitant being the same person, no contingent annuitant named and the spouse listed as the owner’s and the annuitant’s sole beneficiary.  We will increase the continued contract’s Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution.  This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.  The surviving spouse continues the contract with its tax deferred earnings and may exercise all rights and privileges under the contract.  When the surviving spouse dies, the Death Benefit will be paid to the surviving spouse’s beneficiary.

We waive any withdrawal charges applicable to full or partial withdrawals made after the spousal continuation is elected for both the existing value and any new contributions.  Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract.  We reserve the right at any time to make changes to continued contracts that are permitted by law.

Diversification Standards

National Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code.  Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself.  Owners, Annuitants, and beneficiaries are cautioned that the

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rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The Statement of Additional Information contains general information about the use of contracts with the various types of qualified plans.

Inherited IRAs

This contract may be issued as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The named beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA contract.  Also, in order to avoid certain income tax penalties, a minimum required distribution (“MRD”) must be withdrawn each year from an inherited IRA.  The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death.  The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plans

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax-deferred growth and other tax advantages.  For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity.  In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as lifetime income payments and death benefit protection.

This contract has enhanced Death Benefits.  The IRS has not ruled whether an enhanced death benefit could be characterized as life insurance, the amount of which is limited in a code section 401(a), 403(b) or IRA plan.  An employer or qualified plan administrator may want to consult their tax or legal advisor regarding such limitations before using an annuity with an enhanced death benefit in one of these plans.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

Impact of Taxes on the Company

The contracts allow National Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

Transfers Among Investment Options

There won’t be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

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Part 9 - ADDITIONAL INFORMATION

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn or elect that the Free Withdrawal amount be used.  The minimum Systematic Withdrawal currently is $100. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

If you elect the annual Free Withdrawal amount be withdrawn under the Systematic Withdrawal Program we won’t deduct a contingent withdrawal charge or make a Market Value Adjustment.  See “Contingent Withdrawal Charge” in Part 4.  Amounts withdrawn under the Systematic Withdrawal Program in excess of the Free Withdrawal amount will be subject to a contingent withdrawal charge or a Market Value Adjustment if applicable.  Withdrawals will be subject to income taxation and may also may be subject to the 10% federal tax penalty for early withdrawal. See Part 8, “Tax Aspects of the Contract.”

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59½.  You won’t have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See “Taxation of Annuities Generally,” in Part 8.  Once you begin receiving distributions, they shouldn’t be changed or stopped until the later of:

•             the date you reach age 59½; or

•             five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reach age 59½ made under the Income Plus Withdrawal Program, plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½.  You may elect this option by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  We’ll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon seven Business Days’ prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time.  If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end.  This program isn’t available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging,  Systematic Transfer Option, or Customized Asset Rebalancing Program.

If you haven’t used up your Free Withdrawals in any given Contract Year, amounts you withdraw under

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the Income Plus Withdrawal Program may be within the Free Withdrawal amount.  If they are, no contingent withdrawal charge will be taken and no Market Value Adjustment will be made.  See “Contingent Withdrawal Charge” in Part 4.

Amounts withdrawn under the Income Plus Withdrawal Program in excess of the Free Withdrawal amount will be subject to a contingent withdrawal charge and a Market Value Adjustment if applicable.

Choices Plus Minimum Required Distribution Program

We offer a Choices Plus Minimum Required Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70½. Section 401(a)(9)(A) of the Code states that minimum required distributions from an IRA must begin on or before April 1st of the year following the year in which the IRA owner turns 70½.  You won’t have to pay any tax penalty for these withdrawals, but they are subject to ordinary income tax.  See “Taxation of Annuities Generally” in Part 8.

You can choose the Choices Plus Program any time if you’re age 70½ or older.  You can elect this option by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  We’ll calculate the amount of the distribution using current IRS guidance. Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to contingent withdrawal charges or Market Value Adjustments.

This program is open to new contract owners, as well as existing contract owners who are already taking minimum required distributions from their National Integrity IRAs. Payments can be made to you by check or by direct deposit.

[THIS SPACE LEFT INTENTIONALLY BLANK]

Dollar Cost Averaging

Dollar-cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions.  If you choose to dollar-cost

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average, the amount you invest is always the same.  Thus, you automatically buy more units when the price is low, and fewer when the price is high.  Over time, you may reduce the risk of buying units when their cost is highest, although dollar-cost averaging does not assure a profit and it does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions, which you have allocated to the Money Market Option to one or more other Investment Options on a monthly, quarterly, semi-annual or annual basis.  You must tell us how much you want transferred into each Investment Option.  The current minimum transfer to each Investment Option is $250. We won’t charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won’t count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don’t have enough Account Value in the Money Market Option to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

Systematic Transfer Program

We also offer a Systematic Transfer Program under which we transfer contributions you have allocated to the STO to one or more other Investment Options on a monthly or quarterly basis. We’ll transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending upon the option you select. If you don’t have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will be ended.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Investment Options you chose for this program. There is no charge for transfers under this program, and these transfers won’t count towards the twelve free transfers you may make in a Contract Year. You cannot transfer Account Value into the STO.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program.  This program may not be currently available in some states.

Customized Asset Rebalancing

Asset rebalancing allows you to choose a diversified investment mix that is appropriate for your goals and risk tolerance. You may wish to consult with your financial professional when establishing your investment portfolio.  Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won’t charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won’t count towards your twelve free transfers.

Fixed Accounts aren’t included in the Customized Asset Rebalancing Program. We do not recommend use of the Customized Asset Rebalancing Program if you have chosen to participate in an asset allocation model as described above.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our

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Administrative Office. You should be aware that other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day’s prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.

Systematic Contributions

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions.  To enroll in this program, send the appropriate form to our Administrative Office.  You or we may end your participation in the program with 30 days’ prior written notice.  We may end your participation if your bank declines to make any payment.  The minimum amount for systematic contributions is $100 per month.

Legal Proceedings

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on National Integrity.

Table of Contents of Statement of Additional Information

Part 1 - National Integrity and Custodian

Part 2 - Distribution of the Contracts

Part 3 - Intentionally Omitted

Part 4 - Performance Information

Part 5 – Determination of Accumulation Values

Part 6 – Distributions Under Tax-Favored Retirement Programs

Part 7 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

National Integrity Life Insurance Company

15 Matthews Street #200

Goshen, New York 10924

ATTN: Request for SAI of Separate Account I (AnnuiChoice)

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Part 10 – PRIOR CONTRACTS

Over time, there have been changes made to the AnnuiChoice variable annuities. Below you will find descriptions of the material features that existed in prior versions of the annuity contract.

For contract issued prior to November 17, 2003

The following features were not available:  Additional contributions, GROs, Systematic Contribution Program.

The following features were available: Added Value Option and Optional Death Benefit.

Added Value Option

This is an optional contract feature that must be selected at the time of application.  If you select the option, National Integrity will credit from 1% up to 3% of any premium contribution made during the first 12 months the contract is in effect.  For example, if $50,000 is deposited and the 3% Added Value Option is selected, National Integrity will credit $1500 to your Account Value.  National Integrity charges a fee for the option.  The fee is subject to a minimum and maximum dollar amount limit.  Expenses for a contract with the Added Value Option will be higher than for a contract without the option.  Over time, the benefit of the Added Value Option may be more than offset by the fees associated with the option.

Optional Death Benefit

For contracts where the Annuitant’s age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

c.               highest Account Value on any contract anniversary before age 81, minus any subsequent withdrawals; or

d.              the standard contract Death Benefit.

This option is not available where the Annuitant’s age on the Contract Date is 76 or older.

The annual fee for the optional death benefit, assessed to the Separate Account only, is:

Optional Death Benefit	0.15%
Total Variable Account Charges with Optional Death Benefit	1.15%

Table of Annual Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.  The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer Account Value between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load on Purchases	$0
Deferred Sales Load (as a percentage of contributions) (1)	7% Maximum
Transfer Charge (assessed after 12 transfers in one Contract Year) (2)	$20

(1)          Withdrawal charges decrease on an annual basis.  See “Deductions and Charges – Contingent Withdrawal Charge” for more detail.

(2)          After the first twelve transfers during a Contract Year, we will charge a transfer fee of $20 for each transfer.  This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers.

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The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

Annual Administrative Charge

Annual Administrative Charge	$30
(waived if the Account Value exceeds $75,000)

Annual Expenses of the Separate Account
(as a percentage of separate account value)

Mortality and Expense Risk Charge	.85%
Administrative Expenses	.15%
Base Contract Total Separate Account Annual Expenses	1.00%
Optional Added Value Option Charge (3%)	.45%
Optional Death Benefit Charge	.15%
Highest Possible Total Separate Account Annual Charges if Options Elected	1.60%

Optional Contract Expenses

Added Value Option (charges are assessed to the Separate and Fixed Accounts)

For an additional annual charge of .15% of separate account value, National Integrity will credit 1% of purchase payment(s) made to the contract during the first 12 months the contract is in force.  An additional charge of .15% will be charged for each additional 1% credited to the contract.  A maximum of 3% can be credited to the contract.  These charges will be assessed until 7 years from the date the contract was issued.  The fee for the Added Value Option will be assessed to both the Separate and Fixed Accounts.

Added Value Option Charge		Total Separate Account Charges with Added Value Option
1%	.15%	1%	1.15%
2%	.30%	2%	1.30%
3%	.45%	3%	1.45%

The dollar amount of the charge for the Added Value Option is subject to a minimum and maximum amount.  For a 1% credit the minimum amount is .145% multiplied by first-year total contributions.  For a 1% credit the maximum amount is .182% multiplied by first-year total contributions.  To calculate the minimum and maximum dollar amounts, multiply the first-year total contributions, by the percentages in the following chart, for the Added Value Option you select.

Added Value Option	Minimum Percentage	Maximum Percentage
1%	.145%	.182%
2%	.290%	.364%
3%	.435%	.546%

Definition of First-Year Total Contributions - All monies deposited into the annuity by either the owner or the company during the first 12 calendar months the contract is in force.

Recapture of the Added Value Option

If you select the Added Value Option, and you make any withdrawal in excess of the 10% free withdrawal, all or part of the Added Value Option will be recaptured by us and not distributed.  The chart below shows what portion of the Added Value Option originally credited will be recaptured in the case of a partial surrender in excess of the free withdrawal amount or a complete surrender.  For a partial withdrawal in excess of the free withdrawal provision or a complete surrender, the factors in the chart will

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be applied to a percentage of the amount credited, where the percentage equals the amount subject to a withdrawal charge divided by the account value at the time of withdrawal.  The amount recaptured is based upon the year the withdrawal is taken.  The total amount recaptured will never exceed what was credited. The Added Value Option is not recaptured for withdrawals to meet required minimum distributions, withdrawals based on a Hardship Waiver, election of an Annuity Benefit under the contract, or payment of a Death Benefit.

Policy Year	Amount of Added Value Option Recaptured
1	100%
2	100%
3	85%
4	70%
5	55%
6	40%
7	25%
8	0%

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Appendix A

Financial Information for Separate Account I (AnnuiChoice NIL)

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

	2005	2004	2003	2002	2001	Inception

Fidelity VIP Asset Manager Serv Cl 2
Unit value at beginning of period	$11.10	$10.66	$9.15	$10.16	—	$10.00
Unit value at end of period	$11.41	$11.10	$10.66	$9.15	$10.16
Number of units outstanding at end of period	32,309	39,925	21,367	11,364	1,472

Fidelity VIP Balanced Serv Cl 2
Unit value at beginning of period	$11.07	$10.63	$9.15	$10.14	—	$10.00
Unit value at end of period	$11.56	$11.07	$10.63	$9.15	$10.14
Number of units outstanding at end of period	23,631	25,177	24,041	14,677	449

Fidelity VIP Contrafund Fund Serv Cl 2
Unit value at beginning of period						$10.00
Unit value at end of period	$12.91	$11.32	$8.92	$9.97	—
Number of units outstanding at end of period	$14.91	$12.91	$11.32	$8.92	$9.97
	116,495	78,238	53,207	27,563	157

Fidelity VIP Equity-Income Serv Cl 2
Unit value at beginning of period	$11.52	$10.46	$8.13	$9.91	—	$10.00
Unit value at end of period	$12.04	$11.52	$10.46	$8.13	$9.91
Number of units outstanding at end of period	83,864	67,566	73,203	35,633	8,007

Fidelity VIP Growth Serv Cl 2
Unit value at beginning of period	$9.25	$9.06	$6.91	$10.01	—	$10.00
Unit value at end of period	$9.66	$9.25	$9.06	$6.91	$10.01
Number of units outstanding at end of period	31,393	36,155	54,524	29,741	5,052

Fidelity VIP High Income Serv Cl 2
Unit value at beginning of period	$13.33	$12.31	$9.81	$9.59	—	$10.00
Unit value at end of period	$13.50	$13.33	$12.31	$9.81	$9.59
Number of units outstanding at end of period	21,531	33,607	39,324	6,674	3,614

Fidelity VIP Index 500 Serv Cl 2
Unit value at beginning of period	$10.08	$9.23	$7.28	$9.48	—	$10.00
Unit value at end of period	$10.44	$10.08	$9.23	$7.28	$9.48
Number of units outstanding at end of period	46,884	52,445	80,533	39,214	12,411

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	2005	2004	2003	2002	2001	Inception
Fidelity VIP Dynamic Capital Appreciation Serv Cl 2
Unit value at beginning of period	$11.40	$11.37	$9.20	$10.25	—	$10.00
Unit value at end of period	$13.62	$11.40	$11.37	$9.20	$10.25
Number of units outstanding at end of period	0	2,800	2,817	2,835	5,745

Fidelity VIP Investment Grade Bond Serv Cl 2						$10.00
Unit value at beginning of period	$11.97	$11.61	$11.17	$10.25	—
Unit value at end of period	$12.08	$11.97	$11.61	$11.17	$10.25
Number of units outstanding at end of period	87,346	77,640	86,627	36,176	5,745

Fidelity VIP Growth & Income Serv Cl 2						$10.00
Unit value at beginning of period	$10.74	$10.28	$8.41	$10.22	—
Unit value at end of period	$11.42	$10.74	$10.28	$8.41	$10.22
Number of units outstanding at end of period	19,875	33,415	10,941	6,961	359

Fidelity VIP Growth Opportunities Serv Cl 2						$10.00
Unit value at beginning of period	$10.51	$9.93	$7.75	$10.22	—
Unit value at end of period	$11.31	$10.51	$9.93	$7.75	$10.22
Number of units outstanding at end of period	4,631	5,822	6,413	5,180	—

Fidelity VIP Mid Cap Serv Cl 2
Unit value at beginning of period	$15.60	$12.64	$9.24	$10.37	—	$10.00
Unit value at end of period	$18.23	$15.60	$12.64	$9.24	$10.37
Number of units outstanding at end of period	51,785	47,692	36,419	24,243	1,010

Fidelity VIP Overseas Serv Cl 2
Unit value at beginning of period	$11.95	$10.65	$7.52	$9.55	—	$10.00
Unit value at end of period	$14.05	$11.95	$10.65	$7.52	$9.55
Number of units outstanding at end of period	23,808	20,211	25,534	9,239	2,894

Franklin Income Securities Fund Class 2						$10.00
Unit value at beginning of period	$14.27	$12.66	—	—	—
Unit value at end of period	$14.36	$14.27	$12.66
Number of units outstanding at end of period	35,837	41,686	31,200

Franklin Growth & Income Securities Fund Class 2
Unit value at beginning of period	$13.05	$11.92	—	—	—	$10.00
Unit value at end of period	$13.38	$13.05	$11.92
Number of units outstanding at end of period	9,575	8,184	4,122

Franklin Large Cap Growth Securities Fund Class 2
Unit value at beginning of period	$12.83	$12.00	—	—	—	$10.00
Unit value at end of period	$12.83	$12.83	$12.00
Number of units outstanding at end of period	11,638	20,123	465

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	2005	2004	2003	2002	2001	Inception
Franklin Mutual Shares Securities Class 2						$10.00
Unit value at beginning of period	$13.60	$12.20	—	—	—
Unit value at end of period	$14.89	$13.60	$12.20
Number of units outstanding at end of period	27,734	23,003	11,303

JPM Mid Cap Value
Unit value at beginning of period	$14.18	$11.83	$9.22	—	—	$10.00
Unit value at end of period	$15.33	$14.18	$11.83	$9.22
Number of units outstanding at end of period	23,218	9,681	645	71

JPM International Equity
Unit value at beginning of period	$12.49	$10.66	$8.13	—	—	$10.00
Unit value at end of period	$13.69	$12.49	$10.66	$8.13
Number of units outstanding at end of period	29,183	24,945	5,535	81

JPM Bond
Unit value at beginning of period	$11.23	$10.88	$10.59	—	—	$10.00
Unit value at end of period	$11.43	$11.23	$10.88	$10.59
Number of units outstanding at end of period	64,690	54,275	59,430	48,523

Touchstone Baron Small Cap
Unit value at beginning of period	$14.52	$11.47	$8.69	$10.21	—	$10.00
Unit value at end of period	$15.48	$14.52	$11.47	$8.69	$10.21
Number of units outstanding at end of period	27,039	25,024	11,076	7,606	1,315

Touchstone Third Avenue Value
Unit value at beginning of period	$14.00	$11.23	$8.09	$9.91	$10.00	$10.00
Unit value at end of period	$16.28	$14.00	$11.23	$8.09	$9.91
Number of units outstanding at end of period	60,026	68,178	81,643	44,020	9,941

MFS Capital Opportunities, Serv. Cl.
Unit value at beginning of period	$9.12	$8.22	$6.53	$9.40	$10.00	$10.00
Unit value at end of period	$9.16	$9.12	$8.22	$6.53	$9.40
Number of units outstanding at end of period	10,376	13,450	11,056	8,270	3,378

MFS Emerging Growth, Serv. Cl.
Unit value at beginning of period	$9.48	$8.49	$6.60	$10.08	$10.00	$10.00
Unit value at end of period	$10.22	$9.48	$8.49	$6.60	$10.08
Number of units outstanding at end of period	1,770	1,862	126	—	—

MFS Investors Grwth Stck, Serv. Cl.
Unit value at beginning of period	$9.47	$8.77	$7.23	$10.10	$10.00	$10.00
Unit value at end of period	$9.77	$9.47	$8.77	$7.23	$10.10
Number of units outstanding at end of period	7,368	7,805	1,637	5,514	—

MFS New Discovery, Serv. Cl.
Unit value at beginning of period	$9.84	$9.36	$7.09	$10.50	—	$10.00
Unit value at end of period	$10.24	$9.84	$9.36	$7.09	$10.50
Number of units outstanding at end of period	8,570	17,672	15,913	15,317	78

ACN-53

	2005	2004	2003	2002	2001	Inception

MFS Mid Cap Growth, Ser. Cl.					—	$10.00
Unit value at beginning of period	$8.57	$7.56	$5.59	$9.99	$9.99
Unit value at end of period	$8.72	$8.57	$7.56	$5.59	3,965
Number of units outstanding at end of period	15,501	22,685	37,408	10,363

MFS Total Return, Serv. Cl.
Unit value at beginning of period	$11.87	$10.79	$9.40	$10.03	—	$10.00
Unit value at end of period	$12.05	$11.87	$10.79	$9.40	$10.03
Number of units outstanding at end of period	45,413	62,152	74,300	38,709	6,680

Putnam VT Growth and Income Fund Class 1B						$10.00
Unit value at beginning of period	$10.92	$9.93	$7.87	$9.82	—
Unit value at end of period	$11.38	$10.92	$9.93	$7.87	$9.82
Number of units outstanding at end of period	20,147	14,866	13,894	13,054	2,050

Putnam VT International Equity Class 1B						$10.00
Unit value at beginning of period	$11.42	$9.93	$7.80	$9.57	—
Unit value at end of period	$12.68	$11.42	$9.93	$7.80	$9.57
Number of units outstanding at end of period	4,673	6,160	10,650	14,894	—

Putnam VT Small Cap Value Fund Class 1B						$10.00
Unit value at beginning of period	$15.18	$12.15	$8.20	$10.13	—
Unit value at end of period	$16.08	$15.18	$12.15	$8.20	$10.13
Number of units outstanding at end of period	20,088	23,070	24,292	26,718	7,937

Putnam VT Discovery Growth Fund Class 1B						$10.00
Unit value at beginning of period	$8.78	$8.24	$6.31	$9.04	—
Unit value at end of period	$9.32	$8.78	$8.24	$6.31	$9.04
Number of units outstanding at end of period	4,075	4,066	4,146	4,385	998

Putnam VT Voyager Class 1B
Unit value at beginning of period	$12.28	$11.81	$10.00	—	—	$10.00
Unit value at end of period	$12.85	$12.28	$11.81
Number of units outstanding at end of period	0	—	—

Putnam VT George Putnam Fund of Boston Class 1B
Unit value at beginning of period	$12.04	$11.24	—	—	—	$10.00
Unit value at end of period	$12.39	$12.04	$11.24
Number of units outstanding at end of period	0	—	—

Scudder VIT EAFE Equity Index (1)
Unit value at beginning of period	$12.26	$10.42	$7.92	$10.00	—	$10.00
Unit value at end of period	$12.31	$12.26	$10.42	$7.92
Number of units outstanding at end of period	0	25,884	15,448	1,517

Scudder VIT Equity 500 Index
Unit value at beginning of period	$11.61	$10.63	$8.40	$10.00	—	$10.00
Unit value at end of period	$12.00	$11.61	$10.63	$8.40

ACN-54

	2005	2004	2003	2002	2001	Inception
Number of units outstanding at end of period	73,670	54,247	31,023	25,795

Scudder VIT Small Cap Index
Unit value at beginning of period	$12.94	$11.13	$7.70	—	—	$10.00
Unit value at end of period	$13.33	$12.94	$11.13	$7.70
Number of units outstanding at end of period	12,722	14,739	28,496	—

Touchstone Balanced Fund
Unit value at beginning of period	$11.93	$10.99	$9.13	$10.15	—	$10.00
Unit value at end of period	$12.59	$11.93	$10.99	$9.13	$10.15
Number of units outstanding at end of period	17,262	18,174	13,640	815	124

Touchstone Core Bond Fund
Unit value at beginning of period	$11.31	$11.06	$10.79	$10.10	—	$10.00
Unit value at end of period	$11.38	$11.31	$11.06	$10.79	$10.10
Number of units outstanding at end of period	20,345	30,256	36,448	14,518	—

Touchstone Emerging Growth Fund (1)
Unit value at beginning of period	$13.06	$11.77	$8.07	$10.50	—	$10.00
Unit value at end of period	$14.91	$13.06	$11.77	$8.07	$10.50
Number of units outstanding at end of period	19,309	27,339	23,466	8,934	—

Touchstone Enhanced Dividend 30 Fund
Unit value at beginning of period	$10.32	$9.91	$7.59	$9.92	—	$10.00
Unit value at end of period	$9.90	$10.32	$9.91	$7.59	$9.92
Number of units outstanding at end of period	40	706	6,671	2,305	—

Touchstone Growth & Income Fund
Unit value at beginning of period	$11.93	$10.94	$8.32	$9.88	—	$10.00
Unit value at end of period	$12.03	$11.93	$10.94	$8.32	$9.88
Number of units outstanding at end of period	6,806	7,749	8,057	1,756	—

Touchstone High Yield Fund
Unit value at beginning of period	$13.48	$12.43	$10.13	$9.95	—	$10.00
Unit value at end of period	$13.78	$13.48	$12.43	$10.13	$9.95
Number of units outstanding at end of period	12,044	18,342	22,466	2,861	—

Touchstone Eagle Capital Appreciation
Unit value at beginning of period	$10.31	$9.07	$6.76	$10.42	—	$10.00
Unit value at end of period	$10.22	$10.31	$9.07	$6.92	$10.42
Number of units outstanding at end of period	4,003	3,857	3,877	482	—

Touchstone Money Market Fund
Unit value at beginning of period	$10.14	$10.11	$10.11	$10.05	—	$10.00
Unit value at end of period	$10.36	$10.14	$10.11	$10.11	$10.05
Number of units outstanding at end of period	41,541	41,728	45,436	26,348	370

ACN-55

	2005	2004	2003	2002	2001	Inception

Touchstone Money Market Service Class						$10.00
Unit value at beginning of period	$9.99	$9.98	—	—	—
Unit value at end of period	$10.17	$9.99	$9.98
Number of units outstanding at end of period	198,692	194,536	272,854

Touchstone Value Plus Fund
Unit value at beginning of period	$10.15	$9.27	$7.22	$9.94
Unit value at end of period	$10.26	$10.15	$9.27	$7.22	—	$10.00
Number of units outstanding at end of period	15,147	20,497	21,480	1,068	$9.94
					—
Touchstone Conservative ETF
Unit value at beginning of period	$10.16	—	—	—	—	$10.00
Unit value at end of period	$10.40	$10.16
Number of units outstanding at end of period	459	—

Touchstone Moderate ETF
Unit value at beginning of period	$10.26	—	—	—	—	$10.00
Unit value at end of period	$10.55	$10.26
Number of units outstanding at end of period	13,417	739

Touchstone Aggressive ETF
Unit value at beginning of period	$10.27	—	—	—	—	$10.00
Unit value at end of period	$10.64	$10.27
Number of units outstanding at end of period	51,220	35,222

Touchstone Enhanced ETF
Unit value at beginning of period	$10.50	—	—	—	—	$10.00
Unit value at end of period	$11.02	$10.50
Number of units outstanding at end of period	146,073	—

Templeton Foreign Securities, Class 2						$10.00
Unit value at beginning of period	$14.93	$12.73	—	—	—
Unit value at end of period	$16.29	$14.93	$12.73
Number of units outstanding at end of period	9,466	4,070	—

Templeton Growth Securities, Class 2						$10.00
Unit value at beginning of period	$14.43	$12.56	—	—	—
Unit value at end of period	$15.55	$14.43	$12.56
Number of units outstanding at end of period	8,933	5,311	425

Van Kampen LIT Comstock Share, Class 2					—	$10.00
Unit value at beginning of period	$14.42	$12.40	—	—
Unit value at end of period	$14.86	$14.42	$12.40
Number of units outstanding at end of period	16,544	24,592	2,386

Van Kampen Emerging Markets Debt						$10.00
Unit value at beginning of period	$14.09	$12.93	$10.22	—	—
Unit value at end of period	$15.66	$14.09	$12.93	$10.22
Number of units outstanding at end of period	13,400	3,399	1,396	—

ACN-56

	2005	2004	2003	2002	2001	Inception

Van Kampen U.S. Real Estate
Unit value at beginning of period	$16.81	$12.45	$9.14	—	—	$10.00
Unit value at end of period	$19.48	$16.81	$12.45	$9.14
Number of units outstanding at end of period	17,655	18,646	20,149	7,859

Van Kampen LIT Emerging Growth, Class 2						$10.00
Unit value at beginning of period	$12.70	$12.02	$10.00	—	—
Unit value at end of period	$13.54	$12.70	$12.02
Number of units outstanding at end of period	0	303	295

Van Kampen UIF Emerging Markets Equity Share, Class 2
Unit value at beginning of period	$17.58	$14.44	—	—	—	$10.00
Unit value at end of period	$23.28	$17.58	$14.44
Number of units outstanding at end of period	5,081	3,508	4,324

(1)Portfolio changed its name to Touchstone Mid Cap Growth effective 5-1-06.

ACN-57

Appendix B

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Contribution:                         $50,000.00

GRO Account duration:                  7 Years

Guaranteed Interest Rate:                                 5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under “Table of Annual Fees and Expenses” in this Prospectus. In these examples, the withdrawal occurs at the end of the three-year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers.  Contingent withdrawal charges don’t apply to transfers.  A $30 administrative fee is assessed annually.

The GRO Value for this $50,000 contribution is $70,110.76 at the expiration of the GRO Account. After three years, the GRO Value is $57,786.68.  It is also assumed for these examples that you haven’t made any prior partial withdrawals or transfers.

The Market Value Adjustment will be based on the rate we are crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don’t declare a rate for the exact time remaining, we’ll use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge, which would be calculated separately.

Example of a Downward Market Value Adjustment:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we’re crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

-0.0551589 = [(1 + .05)(4)(8)/(12) / (1 + .0625 + .0025)(4)(8)/(12)] - 1

The Market Value Adjustment is a reduction of $3,187.45 from the GRO Value:

-$3,187.45= -0.0551589 x 57,786.68

The Market Adjusted Value would be:

$54,599.23= 57,786.68 - 3,187.45

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

$2,500= 50,000 x .05

Thus, the amount payable on a full withdrawal would be:

$52,099.23 = 57,786.68 – 3,187.45 – 2,500

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

ACN-58

$5,778.67 = 57,786.68 x ..10

Free Amount = $5,778.67

The non-free amount would be:

$14,221.33 = 20,000 – 5,778.67

The Market Value Adjustment, which is only applicable to the non-free amount, would be

- 784.43 = -0.0551589 x 14,221.33

The withdrawal charge would be:

$789.78 = [(14,221.33 + 784.43)/(1-.05)] – (14,221.33 + 784.43)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

$21,574.21 = 20,000 + 784.43 + 789.78

The ending Account Value would be:

$36,212.47 = 57,786.68 – 21,574.21

Example of an Upward Market Value Adjustment:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we’re crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

.0290890 = [(1 + .05)(4)(8)/(12) / (1 + .04 + .0025)(4)(8)/(12)] - 1

The Market Value Adjustment is an increase of $1,680.96 to the GRO Value:

$1,680.96 = 0.0290890 x 57,786.68

The Market Adjusted Value would be:

$59,467.64 = 57,786.68 + 1,680.96

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

$2,500 = 50,000 x .05

Thus, the amount payable on a full withdrawal would be:

$56,967.64 = 57,786.68 + 1,680.96 – 2,500

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

Free Amount =    $ 5,778.67

ACN-59

Non-Free Amount =    $14,221.33

The Market Value Adjustment would be:

$413.68 = 0.0290890 x 14,221.33

The withdrawal charge would be:

$726.72 = [(14,221.33 – 413.68)/(1-.05)] – (14,221.33 – 413.68)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

$20,313.04 = 20,000 – 413.68 + 726.72

The ending Account Value would be:

$37,473.64 = 57,786.68 – 20,313.04

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account.  Also, the Market Value Adjustment can never decrease the Account Value below your premium plus 3% interest, before any applicable charges.

The above examples will be adjusted to comply with applicable state regulation requirements for contracts issued in certain states.

ACN-60

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2006

FOR

ANNUICHOICE

FLEXIBLE PREMIUM VARIABLE ANNUITY

ISSUED BY

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

AND

FUNDED THROUGH ITS SEPARATE ACCOUNT I

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2006. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company (“National Integrity”), 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

PART 1 – NATIONAL INTEGRITY AND CUSTODIAN

National Integrity is a New York stock life insurance company organized in 1968 that sells life insurance and annuities. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202, and its principal administrative offices are located at 15 Matthews Street, Suite 200, Goshen, New York, 10924. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company, an Ohio corporation. Integrity Life Insurance Company is wholly owned by The Western and Southern Life Insurance Company (“W&S”), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

National Integrity is the custodian for the shares of the Funds owned by the Separate Account. The Funds’ shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody’s Investor Service, Standard & Poor’s Corporation, Fitch, or other recognized rating services. National Integrity is currently rated “A++” (Superior) by A.M. Best Company, “AA+” (Very Strong) by Standard & Poor’s Corporation, “Aa2” (Excellent) by Moody’s Investors Service, Inc., and “AA+” (Very Strong) by Fitch. However, National Integrity doesn’t guarantee the investment performance of the portfolios, and these ratings don’t reflect protection against investment risk.

Tax Status of National Integrity

National Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). Since the Separate Accounts aren’t separate entities from National Integrity, and their operations form a part of National Integrity, they aren’t taxed separately as “regulated investment companies” under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Accounts are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Accounts’ investment income, including realized net capital gains, isn’t taxed to National Integrity. National Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. (“Touchstone Securities”), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of National Integrity, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 6.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th contract year. Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $25,314,493 in 2005, $23,657,936 in 2004, and $21,707,262 in 2003. Touchstone Securities didn’t retain distribution allowances during these years. National Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods, maintain a specific number of contracts with the company, or maintain a certain level of assets managed by the company. National Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on premiums paid, but no more than .25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret Grant, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, First Financial Planners, Raymond James and Sterne, Agee & Leach. We also pay Linsco/Private Ledger ..40% on separate account assets for which their registered representatives are agents of record.

1

PART 3 - INTENTIONALLY OMITTED

[This space left intentionally blank]

2

PART 4 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders. The Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. We may also report performance information for the PortfolioNavigatorsSM models described above. At any time in the future, total return and yields may be higher or lower than in the past. Historical performance does not predict future results.

Total Returns

Total returns reflect all aspects of the return of Variable Account Option (Option), including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. For purposes of charges not based upon a percentage of contract values, an average account value of $50,000 will be used. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if they would apply. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract. Total returns may be shown at the same time that do not take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.  Investors should realize that the Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown. Average annual returns are calculated pursuant to the following formula:  P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or any contingent withdrawal charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one

3

percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = {(Base Period Return) + 1)365/7} – 1

Performance Comparisons

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor’s Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (Lipper) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron’s, Business Week, CDA Technologies, Inc., Changing Times, Consumer’s Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert’s Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stanger’s Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option’s shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor’s Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

4

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign-targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/ Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers’ World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

5

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue’s Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional

6

Information, or (4) data developed by National Integrity or any of the portfolio advisers derived from such indices or averages.

Individualized Computer Generated Illustrations

National Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 5 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern Time. Each Option’s accumulation unit value is calculated separately. For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 6 – DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMS

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70-1/2 or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70-1/2. Additional distribution rules apply after the participant’s death. If you don’t take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70-1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your

7

responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 7 - FINANCIAL STATEMENTS

Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202 is our independent registered public accounting firm and serves as independent registered public accounting firm of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 2005, and for the periods indicated in the financial statements and the statutory-basis financial statements of National Integrity as of and for the years ended December 31, 2005 and 2004 included in this SAI have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports included herein.

The financial statements of Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account.

8

Financial Statements

Separate Account I

of

National Integrity Life Insurance Company

Year Ended December 31, 2005

With Report of Independent Registered

Public Accounting Firm

Separate Account I

of

National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2005

Report of Independent Registered Public Accounting Firm

The Contract Holders

Separate Account I of National Integrity Life Insurance Company

And

The Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account I of National Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Note 1, as of December 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal controls over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2005, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2005, and the results of their operations and the changes in their net assets for periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 7, 2006

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2005

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)	$545,130	$6	$545,124	$10.64	51,220
Touchstone Aggressive ETF (GrandMaster flex3™)	493,406	6	493,400	10.58	46,648
Touchstone Aggressive ETF (Grandmaster™)	1,977,003	29	1,976,974	10.60	186,491
Touchstone Aggressive ETF (IQ Annuity™)	938,925	17	938,908	10.59	88,669
Touchstone Aggressive ETF (Pinnacleplus™)	194,898	1	194,897	10.56	18,451
Touchstone Balanced (AnnuiChoice™)	217,351	1	217,350	12.59	17,262
Touchstone Balanced (GrandMaster flex3™)	508,324	—	508,324	12.83	39,630
Touchstone Balanced (Grandmaster™)	3,267	—	3,267	11.38	287
Touchstone Balanced (IQ Annuity™)	256,169	—	256,169	12.07	21,231
Touchstone Balanced (Pinnacleplus™)	328,321	—	328,321	12.38	26,528
Touchstone Baron Small Cap (AnnuiChoice™)	418,549	—	418,549	15.48	27,039
Touchstone Baron Small Cap (GrandMaster flex3™)	550,837	1	550,836	14.49	38,012
Touchstone Baron Small Cap (Grandmaster™)	284,289	—	284,289	12.52	22,706
Touchstone Baron Small Cap (IQ Annuity™)	1,090,656	(2)	1,090,658	14.85	73,459
Touchstone Baron Small Cap (Pinnacleplus™)	495,356	—	495,356	14.69	33,721
Touchstone Conservative ETF (AnnuiChoice™)	4,768	(4)	4,772	10.40	459
Touchstone Conservative ETF (GrandMaster flex3™)	1,117,724	7	1,117,717	10.33	108,170
Touchstone Conservative ETF (Grandmaster™)	127,703	1	127,702	10.36	12,331
Touchstone Conservative ETF (IQ Annuity™)	1,193,066	17	1,193,049	10.34	115,331
Touchstone Conservative ETF (Pinnacleplus™)	333,077	3	333,074	10.32	32,278
Touchstone Core Bond (AnnuiChoice™)	231,566	—	231,566	11.38	20,345
Touchstone Core Bond (GrandMaster flex3™)	538,991	—	538,991	10.81	49,865
Touchstone Core Bond (Grandmaster™)	12,279	—	12,279	10.31	1,191
Touchstone Core Bond (IQ Annuity™)	617,537	(5)	617,542	11.15	55,369
Touchstone Core Bond (Pinnacleplus™)	200,966	—	200,966	10.13	19,834
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	40,914	—	40,914	10.22	4,003
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	32,742	—	32,742	12.29	2,665
Touchstone Eagle Capital Appreciation (IQ Annuity™)	173,865	—	173,865	10.31	16,861
Touchstone Eagle Capital Appreciation (Pinnacleplus™)	44,913	—	44,913	12.31	3,647
Touchstone Emerging Growth (AnnuiChoice™)	287,846	1	287,845	14.91	19,309
Touchstone Emerging Growth (GrandMaster flex3™)	138,826	—	138,826	14.76	9,402
Touchstone Emerging Growth (Grandmaster™)	122,528	—	122,528	12.22	10,027
Touchstone Emerging Growth (IQ Annuity™)	342,092	(2)	342,094	15.66	21,840
Touchstone Emerging Growth (Pinnacleplus™)	437,689	—	437,689	14.45	30,290
Touchstone Enhanced Dividend 30 (AnnuiChoice™)	399	—	399	9.90	40
Touchstone Enhanced Dividend 30 (GrandMaster flex3™)	55,646	—	55,646	10.65	5,226
Touchstone Enhanced Dividend 30 (Grandmaster™)	8,429	—	8,429	10.13	832
Touchstone Enhanced Dividend 30 (IQ Annuity™)	25,886	1	25,885	10.05	2,576
Touchstone Enhanced Dividend 30 (Pinnacleplus™)	49,767	—	49,767	10.98	4,532
Touchstone Enhanced ETF (AnnuiChoice™)	1,610,429	12	1,610,417	11.02	146,073
Touchstone Enhanced ETF (GrandMaster flex3™)	1,216,478	6	1,216,472	10.96	111,026
Touchstone Enhanced ETF (Grandmaster™)	2,808,717	3	2,808,714	10.98	255,770
Touchstone Enhanced ETF (IQ Annuity™)	909,777	22	909,755	10.97	82,939
Touchstone Enhanced ETF (Pinnacleplus™)	177,750	4	177,746	10.94	16,245
Touchstone Growth & Income (AnnuiChoice™)	81,872	—	81,872	12.03	6,806
Touchstone Growth & Income (GrandMaster flex3™)	84,814	—	84,814	12.03	7,051
Touchstone Growth & Income (IQ Annuity™)	50,326	—	50,326	12.22	4,119
Touchstone Growth & Income (Pinnacleplus™)	82,955	—	82,955	12.35	6,715
Touchstone High Yield (AnnuiChoice™)	166,015	(2)	166,017	13.78	12,044
Touchstone High Yield (GrandMaster flex3™)	466,309	—	466,309	13.25	35,181
Touchstone High Yield (Grandmaster™)	370,844	—	370,844	10.87	34,108
Touchstone High Yield (IQ Annuity™)	396,684	(3)	396,687	13.81	28,728
Touchstone High Yield (Pinnacleplus™)	740,592	—	740,592	11.55	64,141
Touchstone Moderate ETF (AnnuiChoice™)	141,589	1	141,588	10.55	13,417
Touchstone Moderate ETF (GrandMaster flex3™)	1,599,623	19	1,599,604	10.49	152,517
Touchstone Moderate ETF (Grandmaster™)	375,532	3	375,529	10.51	35,725
Touchstone Moderate ETF (IQ Annuity™)	1,871,071	27	1,871,044	10.50	178,197
Touchstone Moderate ETF (Pinnacleplus™)	603,637	9	603,628	10.47	57,632
Touchstone Money Market (AnnuiChoice™)	430,372	3	430,369	10.36	41,541
Touchstone Third Avenue Value (AnnuiChoice™)	977,031	—	977,031	16.28	60,026
Touchstone Third Avenue Value (GrandMaster flex3™)	1,955,436	—	1,955,436	16.19	120,755
Touchstone Third Avenue Value (Grandmaster™)	2,109,002	1	2,109,001	14.09	149,728
Touchstone Third Avenue Value (IQ Annuity™)	3,000,061	2	3,000,059	15.84	189,406
Touchstone Third Avenue Value (Pinnacleplus™)	1,972,639	—	1,972,639	17.11	115,280

See accompanying notes.

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Value Plus (AnnuiChoice™)	$155,456	$—	$155,456	$10.26	15,147
Touchstone Value Plus (GrandMaster flex3™)	123,572	—	123,572	11.54	10,707
Touchstone Value Plus (Grandmaster™)	35,026	—	35,026	10.99	3,186
Touchstone Value Plus (IQ Annuity™)	225,696	(1)	225,697	10.19	22,148
Touchstone Value Plus (Pinnacleplus™)	263,377	—	263,377	12.10	21,764
Non-Affiliated:
JP Morgan Bond (AnnuiChoice™)	739,489	—	739,489	11.43	64,690
JP Morgan Bond (GrandMaster flex3™)	386,558	—	386,558	11.13	34,721
JP Morgan Bond (Grandmaster™)	41,138	—	41,138	10.51	3,915
JP Morgan Bond (IQ3™)	200,330	—	200,330	11.24	17,819
JP Morgan Bond (Pinnacleplus™)	470,244	1	470,243	10.30	45,641
JP Morgan International Equity (AnnuiChoice™)	399,433	(1)	399,434	13.69	29,183
JP Morgan International Equity (GrandMaster flex3™)	180,209	—	180,209	13.60	13,248
JP Morgan International Equity (Grandmaster™)	1,122,561	—	1,122,561	12.75	88,063
JP Morgan International Equity (IQ3™)	169,126	—	169,126	13.25	12,764
JP Morgan International Equity (Pinnacleplus™)	146,291	—	146,291	15.08	9,704
JP Morgan Mid Cap Value (AnnuiChoice™)	355,918	(1)	355,919	15.33	23,218
JP Morgan Mid Cap Value (GrandMaster flex3™)	252,318	—	252,318	15.33	16,456
JP Morgan Mid Cap Value (Grandmaster™)	1,223,835	—	1,223,835	12.39	98,796
JP Morgan Mid Cap Value (IQ3™)	161,340	—	161,340	15.08	10,696
JP Morgan Mid Cap Value (Pinnacleplus™)	930,586	—	930,586	14.29	65,109
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	26,143,282	2	26,143,280	51.56	507,083
Fidelity VIP Growth (Grandmaster™)	13,253,751	(1)	13,253,752	56.44	234,818
Fidelity VIP High Income (Grandmaster™)	6,494,380	(2)	6,494,382	15.93	407,644
Fidelity VIP II Asset Manager (Grandmaster™)	9,604,389	(4)	9,604,393	31.83	301,745
Fidelity VIP II Contrafund (Grandmaster™)	25,316,890	2	25,316,888	36.40	695,513
Fidelity VIP II Index 500 (Grandmaster™)	10,042,038	(5)	10,042,043	29.18	344,172
Fidelity VIP II Investment Grade Bond (Grandmaster™)	4,015,704	—	4,015,704	25.58	156,962
Fidelity VIP III Balanced (Grandmaster™)	2,998,822	(4)	2,998,826	14.15	211,998
Fidelity VIP III Growth & Income (Grandmaster™)	4,998,161	(3)	4,998,164	15.99	312,621
Fidelity VIP III Growth Opportunities (Grandmaster™)	1,618,670	(7)	1,618,677	11.75	137,776
Fidelity VIP Overseas (Grandmaster™)	5,883,854	(1)	5,883,855	30.84	190,769
Affilated Service Class:
Touchstone Money Market (AnnuiChoice™)	2,021,635	2	2,021,633	10.17	198,692
Touchstone Money Market (GrandMaster flex3™)	750,248	1	750,247	10.04	74,755
Touchstone Money Market (Grandmaster™)	5,398,895	6	5,398,889	10.14	532,179
Touchstone Money Market (IQ Annuity™)	41,093	1	41,092	10.21	4,026
Non-Affliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	4,645,805	—	4,645,805	28.33	164,017
MFS Capital Opportunities (AnnuiChoice™)	95,097	—	95,097	9.16	10,376
MFS Capital Opportunities (GrandMaster flex3™)	123,842	—	123,842	11.40	10,860
MFS Capital Opportunities (Grandmaster™)	47,689	—	47,689	7.67	6,215
MFS Capital Opportunities (IQ Annuity™)	276,158	—	276,158	7.39	37,372
MFS Capital Opportunities (Pinnacleplus™)	84,548	—	84,548	11.89	7,112
MFS Emerging Growth (AnnuiChoice™)	18,097	—	18,097	10.22	1,770
MFS Emerging Growth (GrandMaster flex3™)	98,283	—	98,283	12.40	7,924
MFS Emerging Growth (Grandmaster™)	75,221	(1)	75,222	9.83	7,651
MFS Emerging Growth (IQ Annuity™)	308,537	1	308,536	6.86	44,965
MFS Emerging Growth (Pinnacleplus™)	42,011	—	42,011	12.61	3,333
MFS Investors Growth Stock (AnnuiChoice™)	71,979	—	71,979	9.77	7,368
MFS Investors Growth Stock (GrandMaster flex3™)	36,104	(1)	36,105	11.07	3,262
MFS Investors Growth Stock (Grandmaster™)	20,661	1	20,660	9.42	2,193
MFS Investors Growth Stock (IQ Annuity™)	48,495	(2)	48,497	6.91	7,014
MFS Investors Growth Stock (Pinnacleplus™)	87,173	—	87,173	11.39	7,654
MFS Mid Cap Growth (AnnuiChoice™)	135,203	3	135,200	8.72	15,501
MFS Mid Cap Growth (GrandMaster flex3™)	110,983	1	110,982	12.14	9,141
MFS Mid Cap Growth (Grandmaster™)	83,878	(1)	83,879	6.95	12,077
MFS Mid Cap Growth (IQ Annuity™)	170,746	—	170,746	6.43	26,543
MFS Mid Cap Growth (Pinnacleplus™)	132,758	—	132,758	12.40	10,705
MFS New Discovery (AnnuiChoice™)	87,720	1	87,719	10.24	8,570
MFS New Discovery (GrandMaster flex3™)	35,294	—	35,294	11.52	3,064
MFS New Discovery (Grandmaster™)	107,724	(1)	107,725	9.34	11,540
MFS New Discovery (IQ Annuity™)	83,240	—	83,240	8.34	9,983

See accompanying notes.

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affliated Service Class (continued):
MFS New Discovery (Pinnacleplus™)	$12,022	$—	$12,022	$11.95	1,006
MFS Total Return (AnnuiChoice™)	547,321	(1)	547,322	12.05	45,413
MFS Total Return (GrandMaster flex3™)	241,407	—	241,407	11.94	20,217
MFS Total Return (Grandmaster™)	1,985,976	(3)	1,985,979	11.63	170,694
MFS Total Return (IQ Annuity™)	1,134,343	—	1,134,343	11.70	96,977
MFS Total Return (Pinnacleplus™)	1,022,898	1	1,022,897	11.74	87,149
Affilated Service Class 2:
Touchstone Money Market (IQ Annuity™)	4,114,165	5	4,114,160	10.06	408,914
Non-Affliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)	368,577	—	368,577	11.41	32,309
Fidelity VIP Asset Manager (GrandMaster flex3™)	251,951	—	251,951	10.58	23,811
Fidelity VIP Asset Manager (IQ3)	518,965	1	518,964	10.84	47,859
Fidelity VIP Asset Manager (Pinnacleplus™)	77,839	(1)	77,840	11.04	7,048
Fidelity VIP Balanced (AnnuiChoice™)	273,215	1	273,214	11.56	23,631
Fidelity VIP Balanced (GrandMaster flex3™)	317,795	—	317,795	12.01	26,465
Fidelity VIP Balanced (IQ3™)	539,931	(1)	539,932	10.66	50,664
Fidelity VIP Balanced (Pinnacleplus™)	255,387	—	255,387	11.17	22,857
Fidelity VIP Contrafund (AnnuiChoice™)	1,736,956	(19)	1,736,975	14.91	116,495
Fidelity VIP Contrafund (GrandMaster flex3™)	1,748,643	(1)	1,748,644	14.58	119,897
Fidelity VIP Contrafund (IQ3)	2,691,872	(1)	2,691,873	13.19	204,099
Fidelity VIP Contrafund (Pinnacleplus™)	1,842,753	—	1,842,753	14.64	125,903
Fidelity VIP Contrafund Standard (IQ Advisor™)	5,474	—	5,474	13.07	419
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	36,717	—	36,717	12.65	2,903
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	39,099	—	39,099	12.69	3,081
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	126,555	—	126,555	16.55	7,648
Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus™)	72,520	—	72,520	12.62	5,746
Fidelity VIP Equity-Income (AnnuiChoice™)	1,009,831	(7)	1,009,838	12.04	83,864
Fidelity VIP Equity-Income (GrandMaster flex3™)	435,674	—	435,674	12.55	34,719
Fidelity VIP Equity-Income (IQ3™)	959,587	—	959,587	11.18	85,829
Fidelity VIP Equity-Income (Pinnacleplus™)	1,350,417	—	1,350,417	12.90	104,676
Fidelity VIP Growth & Income (AnnuiChoice™)	226,897	(17)	226,914	11.42	19,875
Fidelity VIP Growth & Income (GrandMaster flex3™)	171,498	—	171,498	12.32	13,924
Fidelity VIP Growth & Income (IQ3™)	272,377	—	272,377	10.00	27,244
Fidelity VIP Growth & Income (Pinnacleplus™)	145,059	—	145,059	11.59	12,516
Fidelity VIP Growth (AnnuiChoice™)	303,346	(10)	303,356	9.66	31,393
Fidelity VIP Growth (GrandMaster flex3™)	163,616	(1)	163,617	11.39	14,366
Fidelity VIP Growth (IQ3™)	435,986	3	435,983	7.48	58,261
Fidelity VIP Growth (Pinnacleplus™)	212,070	—	212,070	11.59	18,294
Fidelity VIP Growth Opportunities (AnnuiChoice™)	52,345	(20)	52,365	11.31	4,631
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	40,101	—	40,101	12.46	3,220
Fidelity VIP Growth Opportunities (IQ3™)	7,713	—	7,713	10.21	756
Fidelity VIP Growth Opportunities (Pinnacleplus™)	73,692	—	73,692	12.36	5,964
Fidelity VIP High Income (AnnuiChoice™)	290,746	2	290,744	13.50	21,531
Fidelity VIP High Income (GrandMaster flex3™)	2,588,400	—	2,588,400	12.45	207,903
Fidelity VIP High Income (IQ3™)	2,568,855	2	2,568,853	11.10	231,391
Fidelity VIP High Income (Pinnacleplus™)	263,762	—	263,762	11.56	22,815
Fidelity VIP Index 500 (AnnuiChoice™)	489,336	(1)	489,337	10.44	46,884
Fidelity VIP Index 500 (IQ3™)	651,218	—	651,218	9.38	69,412
Fidelity VIP Index 500 (Pinnacleplus™)	99,819	(1)	99,820	12.33	8,094
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	1,055,006	1	1,055,005	12.08	87,346
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	358,548	—	358,548	10.35	34,653
Fidelity VIP Investment Grade Bond (IQ3™)	1,410,955	—	1,410,955	12.05	117,128
Fidelity VIP Investment Grade Bond (Pinnacleplus™)	284,829	—	284,829	10.28	27,717
Fidelity VIP Mid Cap (AnnuiChoice™)	944,145	—	944,145	18.23	51,785
Fidelity VIP Mid Cap (GrandMaster flex3™)	1,099,935	—	1,099,935	17.31	63,540
Fidelity VIP Mid Cap (IQ Annuity™)	1,750,186	—	1,750,186	17.35	100,863
Fidelity VIP Mid Cap (Pinnacleplus™)	1,414,108	—	1,414,108	17.35	81,504
Fidelity VIP Overseas (AnnuiChoice™)	334,514	—	334,514	14.05	23,808
Fidelity VIP Overseas (GrandMaster flex3™)	175,186	(1)	175,187	12.93	13,553
Fidelity VIP Overseas (IQ3™)	148,665	—	148,665	11.09	13,404
Fidelity VIP Overseas (Pinnacleplus™)	170,088	(1)	170,089	15.97	10,648
Affiliated Class 1:
Touchstone Money Market (Pinnacleplus™)	905,257	2	905,255	10.01	90,475

See accompanying notes.

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	$209,882	$—	$209,882	$15.66	13,400
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	78,641	—	78,641	15.96	4,929
Van Kampen UIF Emerging Markets Debt (IQ3™)	38,401	—	38,401	15.45	2,486
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	343,936	—	343,936	19.48	17,655
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	554,486	—	554,486	19.02	29,158
Van Kampen UIF U.S. Real Estate (IQ3™)	161,193	—	161,193	19.07	8,452
Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (AnnuiChoice™)	37,975	1	37,974	9.32	4,075
Putnam VT Discovery Growth (Grandmaster™)	13,490	1	13,489	8.06	1,674
Putnam VT Discovery Growth (IQ Annuity™)	74,614	—	74,614	11.07	6,739
Putnam VT Growth and Income (AnnuiChoice™)	229,202	—	229,202	11.38	20,147
Putnam VT Growth and Income (GrandMaster flex3™)	8,054	(7)	8,061	12.26	658
Putnam VT Growth and Income (Grandmaster™)	227,334	—	227,334	10.95	20,752
Putnam VT Growth and Income (IQ Annuity™)	520,578	(1)	520,579	10.31	50,495
Putnam VT Growth and Income (Pinnacleplus™)	15,027	1	15,026	12.50	1,202
Putnam VT International Equity (AnnuiChoice™)	59,274	1	59,273	12.68	4,673
Putnam VT International Equity (GrandMaster flex3™)	124,361	—	124,361	13.52	9,197
Putnam VT International Equity (Grandmaster™)	197,167	1	197,166	11.57	17,043
Putnam VT International Equity (IQ Annuity™)	222,862	(1)	222,863	11.56	19,286
Putnam VT International Equity (Pinnacleplus™)	49,335	—	49,335	14.73	3,349
Putnam VT Small Cap Value (AnnuiChoice™)	323,116	—	323,116	16.08	20,088
Putnam VT Small Cap Value (GrandMaster flex3™)	410,106	(1)	410,107	15.35	26,716
Putnam VT Small Cap Value (Grandmaster™)	2,439,575	1	2,439,574	16.31	149,555
Putnam VT Small Cap Value (IQ Annuity™)	759,084	—	759,084	16.21	46,818
Putnam VT Small Cap Value (Pinnacleplus™)	311,701	—	311,701	15.68	19,883
Putnam VT The George Putnam Fund of Boston (GrandMaster flex3™)	6,567	—	6,567	12.19	539
Putnam VT The George Putnam Fund of Boston (Grandmaster™)	137,721	—	137,721	12.26	11,231
Putnam VT The George Putnam Fund of Boston (IQ Annuity™)	2,223	—	2,223	12.23	182
Putnam VT Voyager (Grandmaster™)	16,203	—	16,203	12.71	1,275
Putnam VT Voyager (IQ Annuity™)	34,415	—	34,415	12.67	2,715
Putnam VT Voyager (Pinnacleplus™)	13,013	1	13,012	11.46	1,135
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	410,520	—	410,520	16.07	25,547
Franklin Growth and Income Securities (AnnuiChoice™)	128,073	—	128,073	13.38	9,575
Franklin Growth and Income Securities (GrandMaster flex3™)	133,325	—	133,325	13.16	10,135
Franklin Growth and Income Securities (Grandmaster™)	420,981	2	420,979	13.24	31,808
Franklin Growth and Income Securities (IQ Annuity™)	446,453	(6)	446,459	13.20	33,835
Franklin Growth and Income Securities (Pinnacleplus™)	410,832	1	410,831	12.57	32,695
Franklin Income Securities (AnnuiChoice™)	514,597	—	514,597	14.36	35,837
Franklin Income Securities (GrandMaster flex3™)	1,726,426	(3)	1,726,429	14.12	122,243
Franklin Income Securities (Grandmaster™)	1,391,278	1	1,391,277	14.21	97,919
Franklin Income Securities (IQ Annuity™)	1,065,971	(1)	1,065,972	14.17	75,251
Franklin Income Securities (Pinnacleplus™)	1,652,964	1	1,652,963	12.51	132,089
Franklin Large Cap Growth Securities (AnnuiChoice™)	149,333	—	149,333	12.83	11,638
Franklin Large Cap Growth Securities (GrandMaster flex3™)	382,844	—	382,844	12.62	30,334
Franklin Large Cap Growth Securities (Grandmaster™)	148,221	(1)	148,222	12.70	11,673
Franklin Large Cap Growth Securities (IQ Annuity™)	317,999	—	317,999	12.66	25,121
Franklin Large Cap Growth Securities (Pinnacleplus™)	305,332	—	305,332	11.48	26,591
Franklin Mutual Shares Securities (AnnuiChoice™)	412,925	—	412,925	14.89	27,734
Franklin Mutual Shares Securities (GrandMaster flex3™)	945,516	—	945,516	14.64	64,568
Franklin Mutual Shares Securities (IQ Annuity™)	294,636	—	294,636	14.69	20,060
Franklin Mutual Shares Securities (Pinnacleplus™)	867,747	—	867,747	13.42	64,638
Franklin Mutual Shares Securities Standard (IQ Advisor™)	11,151	—	11,151	12.18	915
Franklin Mutual Shares Securities(Grandmaster™)	1,072,050	—	1,072,050	14.73	72,768
Templeton Foriegn Securities Fund (GrandMaster flex3™)	619,503	(1)	619,504	16.02	38,669
Templeton Foriegn Securities Fund (Grandmaster™)	323,066	—	323,066	16.12	20,044
Templeton Foriegn Securities Fund (Pinnacleplus™)	351,287	—	351,287	14.84	23,665
Templeton Foreign Securities Fund (AnnuiChoice™)	154,185	—	154,185	16.29	9,466
Templeton Growth Securities (AnnuiChoice™)	138,878	—	138,878	15.55	8,933
Templeton Growth Securities (GrandMaster flex3™)	660,357	(1)	660,358	15.29	43,185
Templeton Growth Securities (Grandmaster™)	363,781	—	363,781	15.38	23,647
Templeton Growth Securities (IQ Annuity™)	353,815	—	353,815	15.34	23,068
Templeton Growth Securities (Pinnacleplus™)	598,713	—	598,713	14.10	42,475
Templeton Growth Securities Standard (IQ Advisor™)	5,583	—	5,583	12.21	457

See accompanying notes.

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Van Kampen LIT Comstock (AnnuiChoice™)	$245,844	$—	$245,844	$14.86	16,544
Van Kampen LIT Comstock (GrandMaster flex3™)	288,578	—	288,578	14.62	19,744
Van Kampen LIT Comstock (Grandmaster™)	361,098	(1)	361,099	14.70	24,557
Van Kampen LIT Comstock (IQ Annuity™)	186,182	—	186,182	14.66	12,700
Van Kampen LIT Comstock (Pinnacleplus™)	285,504	1	285,503	13.34	21,401
Van Kampen LIT Emerging Growth (GrandMaster flex3™)	13,922	3	13,919	13.31	1,045
Van Kampen LIT Emerging Growth (Grandmaster™)	5,700	3	5,697	13.40	425
Van Kampen LIT Emerging Growth (IQ Annuity™)	1,215	(2)	1,217	13.36	91
Van Kampen LIT Emerging Growth (Pinnacleplus™)	76,631	—	76,631	11.77	6,513
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	96,947	—	96,947	14.93	6,492
Van Kampen UIF Emerging Markets Debt (Pinnacleplus™)	290,456	—	290,456	13.06	22,243
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	118,303	—	118,303	23.28	5,081
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	320,357	—	320,357	22.90	13,989
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	331,951	—	331,951	23.04	14,408
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	29,622	1	29,621	22.97	1,290
Van Kampen UIF Emerging Markets Equity (Pinnacleplus™)	379,296	—	379,296	20.04	18,926
Van Kampen UIF U. S. Real Estate (Pinnacleplus™)	775,373	—	775,373	17.69	43,835
Van Kampen UIF U.S. Real Estate (Grandmaster™)	533,886	—	533,886	20.71	25,784
Non-Affiliated Class B:
Scudder VIT Equity 500 Index (AnnuiChoice™)	884,048	—	884,048	12.00	73,670
Scudder VIT Equity 500 Index (GrandMaster flex3™)	1,357,399	2	1,357,397	12.11	112,114
Scudder VIT Equity 500 Index (Grandmaster™)	3,231,068	2	3,231,066	11.27	286,668
Scudder VIT Equity 500 Index (IQ3™)	281,449	—	281,449	11.77	23,913
Scudder VIT Equity 500 Index (Pinnacleplus™)	1,147,338	(1)	1,147,339	12.31	93,200
Scudder VIT Small Cap Index (AnnuiChoice™)	169,547	—	169,547	13.33	12,722
Scudder VIT Small Cap Index (GrandMaster flex3™)	221,383	—	221,383	14.08	15,724
Scudder VIT Small Cap Index (Grandmaster™)	386,545	(1)	386,546	11.87	32,560
Scudder VIT Small Cap Index (IQ3™)	133,131	—	133,131	13.00	10,241
Scudder VIT Small Cap Index (Pinnacleplus™)	473,227	(6)	473,233	13.65	34,664

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2005

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)	$—	$4,205	$(4,205)	$(408)	$—	$333	$19,515	$19,182	$18,774	$14,569
Touchstone Aggressive ETF (GrandMaster flex3™)	—	6,120	(6,120)	(130)	—	(938)	26,877	27,815	27,685	21,565
Touchstone Aggressive ETF (Grandmaster™)	—	25,952	(25,952)	5,044	—	2,518	93,683	91,165	96,209	70,257
Touchstone Aggressive ETF (IQ Annuity™)	—	7,765	(7,765)	2,731	—	(69)	41,608	41,677	44,408	36,643
Touchstone Aggressive ETF (Pinnacleplus™)	—	2,417	(2,417)	2,135	—	(7)	7,193	7,200	9,335	6,918
Touchstone Balanced (AnnuiChoice™)	3,049	2,124	925	2,963	9,571	21,441	19,370	(2,071)	10,463	11,388
Touchstone Balanced (GrandMaster flex3™)	7,130	7,111	19	2,775	22,391	30,414	29,057	(1,357)	23,809	23,828
Touchstone Balanced (Grandmaster™)	46	42	4	2	144	(8)	4	12	158	162
Touchstone Balanced (IQ Annuity™)	3,607	4,113	(506)	22,244	11,463	34,562	13,731	(20,831)	12,876	12,370
Touchstone Balanced (Pinnacleplus™)	4,601	5,279	(678)	2,187	14,389	10,470	9,898	(572)	16,004	15,326
Touchstone Baron Small Cap (AnnuiChoice™)	—	4,268	(4,268)	50,681	—	81,095	61,705	(19,390)	31,291	27,023
Touchstone Baron Small Cap (GrandMaster flex3™)	—	6,959	(6,959)	23,058	—	51,820	61,895	10,075	33,133	26,174
Touchstone Baron Small Cap (Grandmaster™)	—	3,674	(3,674)	9,844	—	13,936	13,966	30	9,874	6,200
Touchstone Baron Small Cap (IQ Annuity™)	—	15,008	(15,008)	55,078	—	312,215	334,185	21,970	77,048	62,040
Touchstone Baron Small Cap (Pinnacleplus™)	—	7,115	(7,115)	24,692	—	31,961	44,377	12,416	37,108	29,993
Touchstone Conservative ETF (AnnuiChoice™)(June 17)*	—	25	(25)	—	2	—	18	18	20	(5)
Touchstone Conservative ETF (GrandMaster flex3™)(May 26)*	—	7,204	(7,204)	1,841	510	—	19,148	19,148	21,499	14,295
Touchstone Conservative ETF (Grandmaster™)	—	867	(867)	26	60	(8)	2,241	2,249	2,335	1,468
Touchstone Conservative ETF (IQ Annuity™)	—	12,659	(12,659)	968	562	(238)	40,021	40,259	41,789	29,130
Touchstone Conservative ETF (Pinnacleplus™)	—	2,600	(2,600)	179	143	(248)	7,867	8,115	8,437	5,837
Touchstone Core Bond (AnnuiChoice™)	—	3,633	(3,633)	(7,202)	—	(10,169)	(193)	9,976	2,774	(859)
Touchstone Core Bond (GrandMaster flex3™)	—	9,618	(9,618)	(4,179)	—	(10,017)	3,953	13,970	9,791	173
Touchstone Core Bond (Grandmaster™)	—	396	(396)	(1,125)	—	(1,443)	(24)	1,419	294	(102)
Touchstone Core Bond (IQ Annuity™)	—	8,361	(8,361)	(636)	—	(16,086)	(5,751)	10,335	9,699	1,338
Touchstone Core Bond (Pinnacleplus™)	—	2,968	(2,968)	(255)	—	(3,486)	(229)	3,257	3,002	34
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	41	494	(453)	9,136	—	10,163	989	(9,174)	(38)	(491)
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	29	502	(473)	989	—	4,272	3,404	(868)	121	(352)
Touchstone Eagle Capital Appreciation (IQ Annuity™)	157	3,085	(2,928)	23,550	—	62,333	39,278	(23,055)	495	(2,433)
Touchstone Eagle Capital Appreciation (Pinnacleplus™)	40	743	(703)	441	—	7,014	6,552	(462)	(21)	(724)
Touchstone Emerging Growth (AnnuiChoice™)	13,858	2,286	11,572	15,854	65,439	22,763	(50,372)	(73,135)	8,158	19,730

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Emerging Growth (GrandMaster flex3™)	$6,516	$1,972	$4,544	$5,363	$30,769	$8,445	$(13,616)	$(22,061)	$14,071	$18,615
Touchstone Emerging Growth (Grandmaster™)	5,717	1,446	4,271	2,337	26,997	9,290	(12,557)	(21,847)	7,487	11,758
Touchstone Emerging Growth (IQ Annuity™)	15,678	5,282	10,396	33,660	74,035	30,543	(43,592)	(74,135)	33,560	43,956
Touchstone Emerging Growth (Pinnacleplus™)	20,178	5,681	14,497	776	95,283	8,219	(51,864)	(60,083)	35,976	50,473
Touchstone Enhanced Dividend 30 (AnnuiChoice™)	—	54	(54)	(4)	—	233	—	(233)	(237)	(291)
Touchstone Enhanced Dividend 30 (GrandMaster flex3™)	—	857	(857)	(11)	—	1,824	221	(1,603)	(1,614)	(2,471)
Touchstone Enhanced Dividend 30 (Grandmaster™)	—	217	(217)	64	—	568	(120)	(688)	(624)	(841)
Touchstone Enhanced Dividend 30 (IQ Annuity™)	—	198	(198)	16	—	37	91	54	70	(128)
Touchstone Enhanced Dividend 30 (Pinnacleplus™)	—	739	(739)	(4)	—	765	(496)	(1,261)	(1,265)	(2,004)
Touchstone Enhanced ETF (AnnuiChoice™)(February 3)*	—	4,140	(4,140)	403	—	—	81,300	81,300	81,703	77,563
Touchstone Enhanced ETF (GrandMaster flex3™)	—	5,270	(5,270)	8,032	—	38	36,708	36,670	44,702	39,432
Touchstone Enhanced ETF (Grandmaster™)	—	8,501	(8,501)	8,652	—	3,388	8,790	5,402	14,054	5,553
Touchstone Enhanced ETF (IQ Annuity™)(February 16)*	—	7,964	(7,964)	370	—	—	50,922	50,922	51,292	43,328
Touchstone Enhanced ETF (Pinnacleplus™)	—	1,489	(1,489)	60	—	218	7,859	7,641	7,701	6,212
Touchstone Growth & Income (AnnuiChoice™)	27	845	(818)	4,101	4,338	11,235	4,266	(6,969)	1,470	652
Touchstone Growth & Income (GrandMaster flex3™)	27	1,105	(1,078)	13,005	4,418	11,420	(953)	(12,373)	5,050	3,972
Touchstone Growth & Income (IQ Annuity™)	17	2,107	(2,090)	24,966	2,717	29,091	206	(28,885)	(1,202)	(3,292)
Touchstone Growth & Income (Pinnacleplus™)	27	1,383	(1,356)	1,248	4,321	5,020	1,015	(4,005)	1,564	208
Touchstone High Yield (AnnuiChoice™)	—	2,386	(2,386)	(1,744)	—	(5,876)	2,685	8,561	6,817	4,431
Touchstone High Yield (GrandMaster flex3™)	—	7,347	(7,347)	1,111	—	(10,356)	3,562	13,918	15,029	7,682
Touchstone High Yield (Grandmaster™)	—	3,502	(3,502)	(18,585)	—	(21,022)	5,428	26,450	7,865	4,363
Touchstone High Yield (IQ Annuity™)	—	5,559	(5,559)	(1,193)	—	(3,170)	10,316	13,486	12,293	6,734
Touchstone High Yield (Pinnacleplus™)	—	9,946	(9,946)	287	—	(11,245)	11,052	22,297	22,584	12,638
Touchstone Moderate ETF (AnnuiChoice™)	—	1,045	(1,045)	133	—	78	5,608	5,530	5,663	4,618
Touchstone Moderate ETF (GrandMaster flex3™)	—	16,067	(16,067)	2,572	—	(525)	53,314	53,839	56,411	40,344
Touchstone Moderate ETF (Grandmaster™)	—	3,724	(3,724)	1,446	—	1,204	12,653	11,449	12,895	9,171
Touchstone Moderate ETF (IQ Annuity™)	—	20,536	(20,536)	13,711	—	721	57,037	56,316	70,027	49,491
Touchstone Moderate ETF (Pinnacleplus™)	—	7,545	(7,545)	1,164	—	3,681	21,856	18,175	19,339	11,794
Touchstone Money Market (AnnuiChoice™)	13,278	4,261	9,017	—	—	—	—	—	—	9,017
Touchstone Third Avenue Value (AnnuiChoice™)	7,502	9,495	(1,993)	136,598	18,699	373,289	355,581	(17,708)	137,589	135,596
Touchstone Third Avenue Value (GrandMaster flex3™)	14,202	19,638	(5,436)	45,910	35,378	116,195	243,899	127,704	208,992	203,556
Touchstone Third Avenue Value (Grandmaster™)	15,219	15,635	(416)	62,095	37,910	31,195	84,335	53,140	153,145	152,729
Touchstone Third Avenue Value (IQ Annuity™)	21,884	39,831	(17,947)	152,955	54,517	819,928	1,033,299	213,371	420,843	402,896
Touchstone Third Avenue Value (Pinnacleplus™)	14,267	22,271	(8,004)	99,777	35,537	98,837	169,886	71,049	206,363	198,359
Touchstone Value Plus (AnnuiChoice™)	—	1,653	(1,653)	18,485	—	54,194	39,050	(15,144)	3,341	1,688
Touchstone Value Plus (GrandMaster flex3™)	—	1,740	(1,740)	2,627	—	8,977	9,110	133	2,760	1,020
Touchstone Value Plus (Grandmaster™)	—	697	(697)	3,599	—	3,448	1,676	(1,772)	1,827	1,130
Touchstone Value Plus (IQ Annuity™)	—	3,222	(3,222)	11,790	—	47,668	41,585	(6,083)	5,707	2,485
Touchstone Value Plus (Pinnacleplus™)	—	3,875	(3,875)	2,765	—	12,601	15,756	3,155	5,920	2,045
Non-Affiliated:
JP Morgan Bond (AnnuiChoice™)	30,835	6,281	24,554	(9,686)	572	(6,727)	(10,947)	(4,220)	(13,334)	11,220
JP Morgan Bond (GrandMaster flex3™)	18,925	6,023	12,902	641	351	7,074	(2,090)	(9,164)	(8,172)	4,730

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated (continued):
JP Morgan Bond (Grandmaster™)	$2,842	$652	$2,190	$(317)	$53	$491	$(633)	$(1,124)	$(1,388)	$802
JP Morgan Bond (IQ3™)	11,455	3,152	8,303	(1,608)	212	1,813	(2,330)	(4,143)	(5,539)	2,764
JP Morgan Bond (Pinnacleplus™)	16,994	6,547	10,447	(583)	315	4,944	(1,555)	(6,499)	(6,767)	3,680
JP Morgan International Equity (AnnuiChoice™)	3,049	3,513	(464)	8,006	—	30,517	57,615	27,098	35,104	34,640
JP Morgan International Equity (GrandMaster flex3™)	977	1,846	(869)	7,439	—	24,343	29,538	5,195	12,634	11,765
JP Morgan International Equity (Grandmaster™)	7,705	13,119	(5,414)	7,667	—	59,332	148,295	88,963	96,630	91,216
JP Morgan International Equity (IQ3™)	396	1,315	(919)	3,810	—	7,513	18,230	10,717	14,527	13,608
JP Morgan International Equity (Pinnacleplus™)	424	1,431	(1,007)	589	—	4,013	16,878	12,865	13,454	12,447
JP Morgan Mid Cap Value (AnnuiChoice™)	1,509	2,672	(1,163)	2,814	819	16,135	38,847	22,712	26,345	25,182
JP Morgan Mid Cap Value (GrandMaster flex3™)	1,563	2,920	(1,357)	7,375	847	31,272	39,177	7,905	16,127	14,770
JP Morgan Mid Cap Value (Grandmaster™)	1,509	10,704	(9,195)	5,607	818	1,218	80,229	79,011	85,436	76,241
JP Morgan Mid Cap Value (IQ3™)	1,156	1,748	(592)	6,764	627	10,646	13,559	2,913	10,304	9,712
JP Morgan Mid Cap Value (Pinnacleplus™)	6,564	12,084	(5,520)	7,936	3,559	46,786	94,722	47,936	59,431	53,911
Affiliated Initial Class:
Touchstone Money Market (GrandMaster flex3™)	525	316	209	—	—	—	—	—	—	209
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	584,498	368,621	215,877	103,560	899,669	3,692,964	3,567,272	(125,692)	877,537	1,093,414
Fidelity VIP Growth (Grandmaster™)	79,377	194,754	(115,377)	(1,972,162)	—	(2,294,188)	312,186	2,606,374	634,212	518,835
Fidelity VIP High Income (Grandmaster™)	1,123,263	103,419	1,019,844	509,099	—	1,131,709	(321,387)	(1,453,096)	(943,997)	75,847
Fidelity VIP II Asset Manager (Grandmaster™)	337,504	150,412	187,092	(637,438)	—	(373,991)	315,703	689,694	52,256	239,348
Fidelity VIP II Contrafund (Grandmaster™)	81,182	340,027	(258,845)	1,531,790	—	6,559,335	8,856,735	2,297,400	3,829,190	3,570,345
Fidelity VIP II Index 500 (Grandmaster™)	215,030	152,252	62,778	773,030	—	3,063,020	2,550,436	(512,584)	260,446	323,224
Fidelity VIP II Investment Grade Bond (Grandmaster™)	220,974	62,017	158,957	(70,496)	77,535	73,401	(59,918)	(133,319)	(126,280)	32,677
Fidelity VIP III Balanced (Grandmaster™)	97,770	45,670	52,100	64,785	—	313,571	319,022	5,451	70,236	122,336
Fidelity VIP III Growth & Income (Grandmaster™)	90,933	74,743	16,190	425,393	—	875,864	725,175	(150,689)	274,704	290,894
Fidelity VIP III Growth Opportunities (Grandmaster™)	19,300	25,340	(6,040)	54,226	—	327,476	395,053	67,577	121,803	115,763
Fidelity VIP Overseas (Grandmaster™)	68,618	75,588	(6,970)	417,069	—	1,299,257	1,808,544	509,287	926,356	919,386
Affiliated Service Class:
Touchstone Money Market (AnnuiChoice™)	56,709	19,791	36,918	—	—	—	—	—	—	36,918
Touchstone Money Market (GrandMaster flex3™)	42,423	23,019	19,404	—	—	—	—	—	—	19,404
Touchstone Money Market (Grandmaster™)	173,255	75,775	97,480	—	—	—	—	—	—	97,480
Touchstone Money Market (IQ Annuity™)	1,504	726	778	—	—	3	3	—	—	778
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	—	64,375	(64,375)	645,406	82,689	1,265,526	1,334,890	69,364	797,459	733,084
MFS Capital Opportunities (AnnuiChoice™)	578	1,014	(436)	(1,672)	—	17,523	18,768	1,245	(427)	(863)
MFS Capital Opportunities (GrandMaster flex3™)	656	1,899	(1,243)	590	—	14,392	14,989	597	1,187	(56)

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class (continued):
MFS Capital Opportunities (Grandmaster™)	$326	$718	$(392)	$1,724	$—	$7,777	$6,019	$(1,758)	$(34)	$(426)
MFS Capital Opportunities (IQ Annuity™)	1,908	4,453	(2,545)	24,776	—	61,971	38,939	(23,032)	1,744	(801)
MFS Capital Opportunities (Pinnacleplus™)	428	1,285	(857)	92	—	6,709	8,041	1,332	1,424	567
MFS Emerging Growth (AnnuiChoice™)	—	293	(293)	3,694	—	2,378	2,008	(370)	3,324	3,031
MFS Emerging Growth (GrandMaster flex3™)	—	1,101	(1,101)	(105)	—	1,152	7,597	6,445	6,340	5,239
MFS Emerging Growth (Grandmaster™)	—	758	(758)	1,618	—	7,599	10,186	2,587	4,205	3,447
MFS Emerging Growth (IQ Annuity™)	—	7,962	(7,962)	70,646	—	99,770	31,134	(68,636)	2,010	(5,952)
MFS Emerging Growth (Pinnacleplus™)	—	578	(578)	565	—	1,197	5,324	4,127	4,692	4,114
MFS Investors Growth Stock (AnnuiChoice™)	104	728	(624)	1,532	—	8,667	10,132	1,465	2,997	2,373
MFS Investors Growth Stock (GrandMaster flex3™)	162	1,224	(1,062)	11,024	—	8,290	2,335	(5,955)	5,069	4,007
MFS Investors Growth Stock (Grandmaster™)	30	289	(259)	999	—	1,612	1,494	(118)	881	622
MFS Investors Growth Stock (IQ Annuity™)	794	1,370	(576)	9,576	—	10,250	4,148	(6,102)	3,474	2,898
MFS Investors Growth Stock (Pinnacleplus™)	120	1,408	(1,288)	220	—	6,985	10,240	3,255	3,475	2,187
MFS Mid Cap Growth (AnnuiChoice™)	—	1,373	(1,373)	9,155	—	24,983	18,999	(5,984)	3,171	1,798
MFS Mid Cap Growth (GrandMaster flex3™)	—	1,585	(1,585)	446	—	7,477	10,454	2,977	3,423	1,838
MFS Mid Cap Growth (Grandmaster™)	—	6,627	(6,627)	91,381	—	167,397	6,069	(161,328)	(69,947)	(76,574)
MFS Mid Cap Growth (IQ Annuity™)	—	2,477	(2,477)	2,966	—	18,526	19,084	558	3,524	1,047
MFS Mid Cap Growth (Pinnacleplus™)	—	1,905	(1,905)	326	—	8,000	12,356	4,356	4,682	2,777
MFS New Discovery (AnnuiChoice™)	—	981	(981)	(644)	—	22,928	16,106	(6,822)	(7,466)	(8,447)
MFS New Discovery (GrandMaster flex3™)	—	953	(953)	451	—	11,858	2,327	(9,531)	(9,080)	(10,033)
MFS New Discovery (Grandmaster™)	—	2,262	(2,262)	18,853	—	35,996	10,717	(25,279)	(6,426)	(8,688)
MFS New Discovery (IQ Annuity™)	—	1,588	(1,588)	11,084	—	16,113	7,312	(8,801)	2,283	695
MFS New Discovery (Pinnacleplus™)	—	130	(130)	19	—	203	627	424	443	313
MFS Total Return (AnnuiChoice™)	19,316	6,399	12,917	39,162	24,504	113,884	44,951	(68,933)	(5,267)	7,650
MFS Total Return (GrandMaster flex3™)	6,248	3,977	2,271	12,912	7,926	27,907	7,260	(20,647)	191	2,462
MFS Total Return (Grandmaster™)	49,471	26,203	23,268	61,120	62,757	335,511	211,136	(124,375)	(498)	22,770
MFS Total Return (IQ Annuity™)	33,658	17,972	15,686	46,553	42,696	226,039	135,221	(90,818)	(1,569)	14,117
MFS Total Return (Pinnacleplus™)	18,650	14,271	4,379	14,065	23,657	51,075	19,042	(32,033)	5,689	10,068
Affiliated Service Class 2:
Touchstone Money Market (IQ Annuity™)	112,428	55,132	57,296	—	—	—	—	—	—	57,296
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)	11,171	3,981	7,190	16,316	—	35,988	19,795	(16,193)	123	7,313
Fidelity VIP Asset Manager (GrandMaster flex3™)	4,844	3,335	1,509	313	—	3,758	7,446	3,688	4,001	5,510
Fidelity VIP Asset Manager (IQ3)	14,920	8,009	6,911	6,000	—	46,475	45,071	(1,404)	4,596	11,507
Fidelity VIP Asset Manager (Pinnacleplus™)	1,494	1,130	364	638	—	2,648	3,512	864	1,502	1,866
Fidelity VIP Balanced (AnnuiChoice™)	6,733	2,636	4,097	3,884	—	25,765	28,664	2,899	6,783	10,880

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (GrandMaster flex3™)	$7,274	$4,661	$2,613	$679	$—	$12,074	$21,059	$8,985	$9,664	$12,277
Fidelity VIP Balanced (IQ3™)	15,147	8,430	6,717	46,578	—	87,542	56,917	(30,625)	15,953	22,670
Fidelity VIP Balanced (Pinnacleplus™)	3,369	2,938	431	926	—	4,028	12,761	8,733	9,659	10,090
Fidelity VIP Contrafund (AnnuiChoice™)	1,539	12,621	(11,082)	78,115	—	218,657	341,934	123,277	201,392	190,310
Fidelity VIP Contrafund (GrandMaster flex3™)	1,127	20,433	(19,306)	94,255	—	67,067	199,404	132,337	226,592	207,286
Fidelity VIP Contrafund (IQ3)	3,265	34,865	(31,600)	433,910	—	472,916	422,510	(50,406)	383,504	351,904
Fidelity VIP Contrafund (Pinnacleplus™)	1,347	21,749	(20,402)	44,240	—	73,055	252,926	179,871	224,111	203,709
Fidelity VIP Contrafund Standard (IQ Advisor™)(December 13)*	—	2	(2)	—	—	—	(79)	(79)	(79)	(81)
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	—	60	(60)	4,745	—	5,015	—	(5,015)	(270)	(330)
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	—	500	(500)	85	—	2,780	8,975	6,195	6,280	5,780
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	—	468	(468)	61	—	2,549	9,214	6,665	6,726	6,258
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	—	2,685	(2,685)	29,518	—	29,463	33,355	3,892	33,410	30,725
Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus™)(March 17)*	—	493	(493)	78	—	—	7,539	7,539	7,617	7,124
Fidelity VIP Equity-Income (AnnuiChoice™)	14,353	8,615	5,738	37,985	24,230	195,079	176,372	(18,707)	43,508	49,246
Fidelity VIP Equity-Income (GrandMaster flex3™)	8,026	5,643	2,383	10,778	13,548	35,842	28,734	(7,108)	17,218	19,601
Fidelity VIP Equity-Income (IQ3™)	23,811	16,479	7,332	28,240	40,196	217,254	174,418	(42,836)	25,600	32,932
Fidelity VIP Equity-Income (Pinnacleplus™)	17,171	19,107	(1,936)	2,768	28,986	69,109	94,827	25,718	57,472	55,536
Fidelity VIP Growth & Income (AnnuiChoice™)	4,759	3,283	1,476	26,853	—	16,344	15,020	(1,324)	25,529	27,005
Fidelity VIP Growth & Income (GrandMaster flex3™)	2,040	2,395	(355)	388	—	1,985	10,885	8,900	9,288	8,933
Fidelity VIP Growth & Income (IQ3™)	5,325	5,031	294	29,641	—	51,191	35,169	(16,022)	13,619	13,913
Fidelity VIP Growth & Income (Pinnacleplus™)	2,185	3,021	(836)	8,559	—	5,710	12,376	6,666	15,225	14,389
Fidelity VIP Growth (AnnuiChoice™)	728	2,834	(2,106)	16,116	—	24,905	20,988	(3,917)	12,199	10,093
Fidelity VIP Growth (GrandMaster flex3™)	1,555	6,181	(4,626)	24,685	—	23,440	7,254	(16,186)	8,499	3,873
Fidelity VIP Growth (IQ3™)	1,421	6,966	(5,545)	10,913	—	32,611	42,039	9,428	20,341	14,796
Fidelity VIP Growth (Pinnacleplus™)	534	3,307	(2,773)	1,104	—	11,331	21,111	9,780	10,884	8,111
Fidelity VIP Growth Opportunities (AnnuiChoice™)	395	683	(288)	15,561	—	14,835	4,692	(10,143)	5,418	5,130
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	266	637	(371)	3,767	—	7,542	6,105	(1,437)	2,330	1,959
Fidelity VIP Growth Opportunities (IQ3™)	149	244	(95)	1,507	—	1,957	1,098	(859)	648	553
Fidelity VIP Growth Opportunities (Pinnacleplus™)	430	1,136	(706)	91	—	2,908	8,298	5,390	5,481	4,775
Fidelity VIP High Income (AnnuiChoice™)	55,672	3,451	52,221	(11,266)	—	23,516	(16,501)	(40,017)	(51,283)	938
Fidelity VIP High Income (GrandMaster flex3™)	324,959	26,455	298,504	(67,842)	—	47,617	(139,075)	(186,692)	(254,534)	43,970
Fidelity VIP High Income (IQ3™)	369,165	26,628	342,537	(101,628)	—	41,467	(134,667)	(176,134)	(277,762)	64,775
Fidelity VIP High Income (Pinnacleplus™)	34,438	3,845	30,593	(1,076)	—	14,381	(13,990)	(28,371)	(29,447)	1,146
Fidelity VIP Index 500 (AnnuiChoice™)	8,074	5,045	3,029	9,561	—	73,975	78,110	4,135	13,696	16,725
Fidelity VIP Index 500 (IQ3™)	13,200	10,535	2,665	36,567	—	89,068	66,218	(22,850)	13,717	16,382
Fidelity VIP Index 500 (Pinnacleplus™)	1,552	1,637	(85)	169	—	6,569	9,206	2,637	2,806	2,721

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	$39,187	$10,838	$28,349	$(13,864)	$14,250	$(2,706)	$(23,427)	$(20,721)	$(20,335)	$8,014
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	6,888	4,390	2,498	(1,706)	2,505	3,901	1,157	(2,744)	(1,945)	553
Fidelity VIP Investment Grade Bond (IQ3™)	56,435	19,879	36,556	(29,252)	20,522	(10,649)	(32,736)	(22,087)	(30,817)	5,739
Fidelity VIP Investment Grade Bond (Pinnacleplus™)	4,066	3,160	906	(2,449)	1,479	236	773	537	(433)	473
Fidelity VIP Mid Cap (AnnuiChoice™)	—	8,496	(8,496)	51,688	12,796	143,493	223,650	80,157	144,641	136,145
Fidelity VIP Mid Cap (GrandMaster flex3™)	—	9,884	(9,884)	21,804	5,155	45,225	154,437	109,212	136,171	126,287
Fidelity VIP Mid Cap (IQ Annuity™)	—	24,002	(24,002)	183,269	26,762	488,423	550,648	62,225	272,256	248,254
Fidelity VIP Mid Cap (Pinnacleplus™)	—	17,235	(17,235)	38,389	12,910	94,651	231,310	136,659	187,958	170,723
Fidelity VIP Overseas (AnnuiChoice™)	2,495	2,877	(382)	5,438	—	43,774	88,791	45,017	50,455	50,073
Fidelity VIP Overseas (GrandMaster flex3™)	299	1,113	(814)	2,696	—	3,390	18,879	15,489	18,185	17,371
Fidelity VIP Overseas (IQ3™)	983	1,469	(486)	17,662	—	12,825	14,111	1,286	18,948	18,462
Fidelity VIP Overseas (Pinnacleplus™)	1,052	2,232	(1,180)	688	—	8,651	34,080	25,429	26,117	24,937
Affiliated Class 1:
Touchstone Money Market (Pinnacleplus™)	21,029	12,029	9,000	—	—	1	1	—	—	9,000
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	10,503	988	9,515	444	—	1,458	4,265	2,807	3,251	12,766
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	8,110	1,283	6,827	444	—	1,856	2,936	1,080	1,524	8,351
Van Kampen UIF Emerging Markets Debt (IQ3™)	3,458	507	2,951	(55)	—	220	931	711	656	3,607
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	5,128	3,453	1,675	22,433	8,467	85,961	107,532	21,571	52,471	54,146
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	6,179	6,714	(535)	46,582	10,202	48,635	52,592	3,957	60,741	60,206
Van Kampen UIF U.S. Real Estate (IQ3™)	2,424	2,157	267	13,511	4,003	21,874	25,072	3,198	20,712	20,979
Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (AnnuiChoice™)	—	363	(363)	89	—	6,401	8,954	2,553	2,642	2,279
Putnam VT Discovery Growth (Grandmaster™)	—	224	(224)	5,839	—	7,752	2,010	(5,742)	97	(127)
Putnam VT Discovery Growth (IQ Annuity™)	—	1,228	(1,228)	9,541	—	29,051	25,272	(3,779)	5,762	4,534
Putnam VT Growth and Income (AnnuiChoice™)	2,964	2,006	958	2,856	—	40,287	45,405	5,118	7,974	8,932
Putnam VT Growth and Income (GrandMaster flex3™)	116	118	(2)	31	—	1,885	2,126	241	272	270
Putnam VT Growth and Income (Grandmaster™)	3,749	3,200	549	7,471	—	55,711	56,297	586	8,057	8,606
Putnam VT Growth and Income (IQ Annuity™)	9,994	8,227	1,767	31,204	—	83,695	68,916	(14,779)	16,425	18,192
Putnam VT Growth and Income (Pinnacleplus™)	107	157	(50)	400	—	447	530	83	483	433
Putnam VT International Equity (AnnuiChoice™)	1,215	847	368	16,661	—	20,025	13,051	(6,974)	9,687	10,055
Putnam VT International Equity (GrandMaster flex3™)	1,346	1,762	(416)	3,359	—	11,267	22,212	10,945	14,304	13,888
Putnam VT International Equity (Grandmaster™)	2,604	2,552	52	12,675	—	19,149	26,614	7,465	20,140	20,192
Putnam VT International Equity (IQ Annuity™)	2,840	2,920	(80)	2,692	—	39,532	58,197	18,665	21,357	21,277
Putnam VT International Equity (Pinnacleplus™)	285	522	(237)	133	—	1,240	5,982	4,742	4,875	4,638

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 1B Shares (continued):
Putnam VT Small Cap Value (AnnuiChoice™)	$21,200	$3,380	$17,820	$36,706	$—	$124,138	$88,257	$(35,881)	$825	$18,645
Putnam VT Small Cap Value (GrandMaster flex3™)	25,126	5,780	19,346	5,966	—	30,088	22,403	(7,685)	(1,719)	17,627
Putnam VT Small Cap Value (Grandmaster™)	139,890	32,251	107,639	386,765	—	891,523	543,072	(348,451)	38,314	145,953
Putnam VT Small Cap Value (IQ Annuity™)	39,097	9,880	29,217	58,864	—	220,818	170,836	(49,982)	8,882	38,099
Putnam VT Small Cap Value (Pinnacleplus™)	10,897	3,996	6,901	2,844	—	12,966	20,225	7,259	10,103	17,004
Putnam VT The George Putnam Fund of Boston (GrandMaster flex3™)	97	180	(83)	931	—	221	247	26	957	874
Putnam VT The George Putnam Fund of Boston (Grandmaster™)	799	1,312	(513)	821	—	4,622	7,910	3,288	4,109	3,596
Putnam VT The George Putnam Fund of Boston (IQ Annuity™)	43	32	11	6	—	266	302	36	42	53
Putnam VT Voyager (GrandMaster flex3™)	28	44	(16)	659	—	575	—	(575)	84	68
Putnam VT Voyager (Grandmaster™)	308	351	(43)	102	—	3,246	1,873	(1,373)	(1,271)	(1,314)
Putnam VT Voyager (IQ Annuity™)	240	496	(256)	417	—	1,956	3,115	1,159	1,576	1,320
Putnam VT Voyager (Pinnacleplus™)	49	173	(124)	1	—	65	980	915	916	792
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	3,082	4,207	(1,125)	20,309	—	23,135	31,019	7,884	28,193	27,068
Franklin Growth and Income Securities (AnnuiChoice™)	2,805	1,159	1,646	1,952	943	4,510	2,631	(1,879)	1,016	2,662
Franklin Growth and Income Securities (GrandMaster flex3™)	2,779	1,781	998	1,884	934	5,606	5,022	(584)	2,234	3,232
Franklin Growth and Income Securities (Grandmaster™)	11,977	5,350	6,627	17,584	4,024	65,102	46,934	(18,168)	3,440	10,067
Franklin Growth and Income Securities (IQ Annuity™)	10,737	6,176	4,561	19,084	3,607	79,040	61,238	(17,802)	4,889	9,450
Franklin Growth and Income Securities (Pinnacleplus™)	9,224	5,914	3,310	2,119	3,099	14,956	15,374	418	5,636	8,946
Franklin Income Securities (AnnuiChoice™)	22,528	6,076	16,452	40,076	—	78,342	20,482	(57,860)	(17,784)	(1,332)
Franklin Income Securities (GrandMaster flex3™)	55,700	22,607	33,093	15,228	—	87,235	42,558	(44,677)	(29,449)	3,644
Franklin Income Securities (Grandmaster™)	46,115	17,136	28,979	71,205	—	157,994	55,104	(102,890)	(31,685)	(2,706)
Franklin Income Securities (IQ Annuity™)	24,750	10,594	14,156	7,494	—	35,348	15,829	(19,519)	(12,025)	2,131
Franklin Income Securities (Pinnacleplus™)	57,644	25,546	32,098	20,233	—	85,945	34,386	(51,559)	(31,326)	772
Franklin Large Cap Growth Securities (AnnuiChoice™)	2,017	2,999	(982)	12,874	—	10,957	3,204	(7,753)	5,121	4,139
Franklin Large Cap Growth Securities (GrandMaster flex3™)	1,922	4,982	(3,060)	3,966	—	14,999	14,491	(508)	3,458	398
Franklin Large Cap Growth Securities (Grandmaster™)	1,067	2,293	(1,226)	2,764	—	9,617	6,762	(2,855)	(91)	(1,317)
Franklin Large Cap Growth Securities (IQ Annuity™)	1,194	3,211	(2,017)	6,242	—	13,146	11,565	(1,581)	4,661	2,644
Franklin Large Cap Growth Securities (Pinnacleplus™)	1,616	5,212	(3,596)	5,604	—	18,047	12,718	(5,329)	275	(3,321)
Franklin Mutual Shares Securities (AnnuiChoice™)	3,652	3,700	(48)	2,955	1,057	50,757	82,281	31,524	35,536	35,488
Franklin Mutual Shares Securities (GrandMaster flex3™)	6,562	10,795	(4,233)	3,191	1,899	34,765	101,239	66,474	71,564	67,331
Franklin Mutual Shares Securities (IQ Annuity™)	1,399	2,219	(820)	7,578	405	12,984	21,111	8,127	16,110	15,290
Franklin Mutual Shares Securities (Pinnacleplus™)	6,367	11,260	(4,893)	12,331	1,842	36,004	92,748	56,744	70,917	66,024
Franklin Mutual Shares Securities Standard (IQ Advisor™)(December 13)*	—	3	(3)	—	—	—	37	37	37	34
Franklin Mutual Shares Securities(Grandmaster™)	8,078	12,267	(4,189)	56,219	2,337	145,518	173,165	27,647	86,203	82,014
Templeton Foriegn Securities Fund (GrandMaster flex3™)	4,652	6,652	(2,000)	7,641	—	20,185	55,902	35,717	43,358	41,358

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Templeton Foriegn Securities Fund (Grandmaster™)	$4,405	$3,896	$509	$8,102	$—	$14,706	$17,410	$2,704	$10,806	$11,315
Templeton Foriegn Securities Fund (Pinnacleplus™)	3,169	4,754	(1,585)	4,689	—	30,632	53,227	22,595	27,284	25,699
Templeton Foreign Securities Fund (AnnuiChoice™)	928	997	(69)	1,311	—	7,186	17,562	10,376	11,687	11,618
Templeton Growth Securities (AnnuiChoice™)	1,083	1,078	5	2,656	—	8,373	15,245	6,872	9,528	9,533
Templeton Growth Securities (GrandMaster flex3™)	5,071	7,378	(2,307)	3,642	—	26,149	65,399	39,250	42,892	40,585
Templeton Growth Securities (Grandmaster™)	3,743	4,584	(841)	25,134	—	44,164	42,175	(1,989)	23,145	22,304
Templeton Growth Securities (IQ Annuity™)	2,467	3,335	(868)	5,364	—	19,103	34,872	15,769	21,133	20,265
Templeton Growth Securities (Pinnacleplus™)	5,022	6,735	(1,713)	1,188	—	10,834	49,950	39,116	40,304	38,591
Templeton Growth Securities Standard (IQ Advisor™)(December 13)*	—	2	(2)	—	—	—	32	32	32	30
Van Kampen LIT Comstock (AnnuiChoice™)	3,329	2,990	339	16,263	11,528	29,706	8,721	(20,985)	6,806	7,145
Van Kampen LIT Comstock (GrandMaster flex3™)	2,016	3,818	(1,802)	5,837	6,982	13,950	13,971	21	12,840	11,038
Van Kampen LIT Comstock (Grandmaster™)	21,090	19,242	1,848	81,444	73,026	145,498	19,302	(126,196)	28,274	30,122
Van Kampen LIT Comstock (IQ Annuity™)	113	1,458	(1,345)	812	393	822	8,604	7,782	8,987	7,642
Van Kampen LIT Comstock (Pinnacleplus™)	2,242	4,088	(1,846)	6,008	7,763	25,964	21,820	(4,144)	9,627	7,781
Van Kampen LIT Emerging Growth (AnnuiChoice™)	—	80	(80)	1,381	—	301	—	(301)	1,080	1,000
Van Kampen LIT Emerging Growth (GrandMaster flex3™)	2	256	(254)	341	—	865	1,655	790	1,131	877
Van Kampen LIT Emerging Growth (Grandmaster™)	1	97	(96)	280	—	459	456	(3)	277	181
Van Kampen LIT Emerging Growth (IQ Annuity™)	—	17	(17)	1	—	111	195	84	85	68
Van Kampen LIT Emerging Growth (Pinnacleplus™)	9	1,178	(1,169)	117	—	2,295	7,559	5,264	5,381	4,212
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	4,407	822	3,585	(125)	—	272	2,353	2,081	1,956	5,541
Van Kampen UIF Emerging Markets Debt (Pinnacleplus™)	16,459	3,170	13,289	323	—	2,122	9,642	7,520	7,843	21,132
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	267	807	(540)	3,823	—	11,492	33,925	22,433	26,256	25,716
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	300	1,918	(1,618)	5,702	—	8,878	49,906	41,028	46,730	45,112
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	707	3,524	(2,817)	91,326	—	25,862	13,174	(12,688)	78,638	75,821
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	41	1,549	(1,508)	76,210	—	2,528	2,840	312	76,522	75,014
Van Kampen UIF Emerging Markets Equity (Pinnacleplus™)	410	2,948	(2,538)	34,549	—	4,410	42,679	38,269	72,818	70,280
Van Kampen UIF U. S. Real Estate (Pinnacleplus™)	7,903	9,493	(1,590)	7,575	13,767	53,513	126,901	73,388	94,730	93,140
Van Kampen UIF U.S. Real Estate (Grandmaster™)	9,180	8,491	689	131,853	15,990	107,200	49,647	(57,553)	90,290	90,979
Van Kampen UIF U.S. Real Estate (IQ Annuity™)	—	30	(30)	905	—	1,000	—	(1,000)	(95)	(125)
Non-Affiliated Class B:
Scudder VIT EAFE Equity Index (AnnuiChoice™)(July 22)**	12,269	2,692	9,577	35,485	—	51,169	—	(51,169)	(15,684)	(6,107)
Scudder VIT EAFE Equity Index (GrandMaster flex3™)(July 22)**	3,053	1,115	1,938	5,178	—	8,821	—	(8,821)	(3,643)	(1,705)
Scudder VIT EAFE Equity Index (Grandmaster™)(July 22)**	2,277	851	1,426	16,604	—	19,316	—	(19,316)	(2,712)	(1,286)
Scudder VIT EAFE Equity Index (IQ3™)(July 22)**	10,201	3,586	6,615	60,021	—	72,774	—	(72,774)	(12,753)	(6,138)
Scudder VIT EAFE Equity Index (Pinnacleplus™)(July 22)**	5,120	2,113	3,007	21,451	—	26,370	—	(26,370)	(4,919)	(1,912)
Scudder VIT Equity 500 Index (AnnuiChoice™)	8,193	7,512	681	39,356	—	53,685	43,726	(9,959)	29,397	30,078

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class B (continued):
Scudder VIT Equity 500 Index (GrandMaster flex3™)	$12,713	$15,283	$(2,570)	$27,576	$—	$73,199	$71,914	$(1,285)	$26,291	$23,721
Scudder VIT Equity 500 Index (Grandmaster™)	47,741	48,223	(482)	76,158	—	243,653	257,662	14,009	90,167	89,685
Scudder VIT Equity 500 Index (IQ3™)	3,638	4,502	(864)	20,134	—	23,850	13,199	(10,651)	9,483	8,619
Scudder VIT Equity 500 Index (Pinnacleplus™)	12,228	16,743	(4,515)	5,319	—	55,751	89,009	33,258	38,577	34,062
Scudder VIT Small Cap Index (AnnuiChoice™)	668	1,279	(611)	10,659	2,702	27,099	12,672	(14,427)	(1,066)	(1,677)
Scudder VIT Small Cap Index (GrandMaster flex3™)	1,401	3,076	(1,675)	5,144	5,668	24,994	18,788	(6,206)	4,606	2,931
Scudder VIT Small Cap Index (Grandmaster™)	120	908	(788)	13,571	482	13,629	(504)	(14,133)	(80)	(868)
Scudder VIT Small Cap Index (IQ3™)	1,109	2,110	(1,001)	6,183	4,488	8,424	772	(7,652)	3,019	2,018
Scudder VIT Small Cap Index (Pinnacleplus™)	2,541	7,003	(4,462)	1,007	10,281	41,607	46,631	5,024	16,312	11,850

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2005

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units

Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)	$(4,205)	$(408)	$19,182	$14,569	$100,112	$(15,584)	$85,912	$(1,615)	$168,825	$183,394	$361,730	$545,124	9,718	(1,697)	7,977	15,998
Touchstone Aggressive ETF (GrandMaster flex3™)	(6,120)	(130)	27,815	21,565	261,253	(8)	62,795	(11)	324,029	345,594	147,806	493,400	25,918	(2)	6,340	32,256
Touchstone Aggressive ETF (Grandmaster™)	(25,952)	5,044	91,165	70,257	21,281	(139,241)	199,471	(728)	80,783	151,040	1,825,934	1,976,974	2,103	(13,592)	20,187	8,698
Touchstone Aggressive ETF (IQ Annuity™)	(7,765)	2,731	41,677	36,643	829,463	(899)	48,666	(34)	877,196	913,839	25,069	938,908	81,527	(89)	4,790	86,228
Touchstone Aggressive ETF (Pinnacleplus™)	(2,417)	2,135	7,200	6,918	33,702	(1,481)	124,604	(57)	156,768	163,686	31,211	194,897	3,319	(150)	12,243	15,412
Touchstone Balanced (AnnuiChoice™)	925	12,534	(2,071)	11,388	2,873	(13,535)	499	(691)	(10,854)	534	216,816	217,350	242	(1,196)	42	(912)
Touchstone Balanced (GrandMaster flex3™)	19	25,166	(1,357)	23,828	45,806	(10,049)	32,837	(201)	68,393	92,221	416,103	508,324	3,741	(835)	2,673	5,579
Touchstone Balanced (Grandmaster™)	4	146	12	162	—	—	3	(3)	—	162	3,105	3,267	—	—	—	-
Touchstone Balanced (IQ Annuity™)	(506)	33,707	(20,831)	12,370	1,576	(32,087)	(46,619)	(235)	(77,365)	(64,995)	321,164	256,169	138	(2,785)	(4,098)	(6,745)
Touchstone Balanced (Pinnacleplus™)	(678)	16,576	(572)	15,326	5,201	(15,563)	19,721	(344)	9,015	24,341	303,980	328,321	473	(1,370)	1,664	767
Touchstone Baron Small Cap (AnnuiChoice™)	(4,268)	50,681	(19,390)	27,023	—	(43,112)	72,585	(1,295)	28,178	55,201	363,348	418,549	—	(2,894)	4,909	2,015
Touchstone Baron Small Cap (GrandMaster flex3™)	(6,959)	23,058	10,075	26,174	79,639	(7,088)	154,339	(56)	226,834	253,008	297,828	550,836	5,767	(506)	10,964	16,225
Touchstone Baron Small Cap (Grandmaster™)	(3,674)	9,844	30	6,200	1,587	(124,435)	241,433	(203)	118,382	124,582	159,707	284,289	135	(10,982)	20,007	9,160
Touchstone Baron Small Cap (IQ Annuity™)	(15,008)	55,078	21,970	62,040	64,162	(146,208)	117,493	(581)	34,866	96,906	993,752	1,090,658	4,502	(10,338)	8,262	2,426
Touchstone Baron Small Cap (Pinnacleplus™)	(7,115)	24,692	12,416	29,993	143,115	(6,787)	81,991	(369)	217,950	247,943	247,413	495,356	10,262	(501)	6,122	15,883
Touchstone Conservative ETF (AnnuiChoice™)(June 17)*	(25)	2	18	(5)	23,254	(18,481)	4	—	4,777	4,772	—	4,772	2,257	(1,798)	—	459
Touchstone Conservative ETF (GrandMaster flex3™) (May 26)*	(7,204)	2,351	19,148	14,295	824,149	(8,229)	287,530	(28)	1,103,422	1,117,717	—	1,117,717	80,757	(805)	28,218	108,170
Touchstone Conservative ETF (Grandmaster™)	(867)	86	2,249	1,468	35,104	(518)	90,241	(5)	124,822	126,290	1,412	127,702	3,418	(51)	8,825	12,192
Touchstone Conservative ETF (IQ Annuity™)	(12,659)	1,530	40,259	29,130	1,081,819	(131,875)	188,892	(2)	1,138,834	1,167,964	25,085	1,193,049	107,298	(13,058)	18,622	112,862
Touchstone Conservative ETF (Pinnacleplus™)	(2,600)	322	8,115	5,837	19,340	(2,785)	278,659	(22)	295,192	301,029	32,045	333,074	1,917	(274)	27,481	29,124
Touchstone Core Bond (AnnuiChoice™)	(3,633)	(7,202)	9,976	(859)	18,337	(140,543)	13,738	(1,302)	(109,770)	(110,629)	342,195	231,566	1,640	(12,601)	1,050	(9,911)
Touchstone Core Bond (GrandMaster flex3™)	(9,618)	(4,179)	13,970	173	154,973	(21,725)	(103,576)	(214)	29,458	29,631	509,360	538,991	14,420	(2,041)	(9,677)	2,702
Touchstone Core Bond (Grandmaster™)	(396)	(1,125)	1,419	(102)	90	(23,709)	(4,275)	(12)	(27,906)	(28,008)	40,287	12,279	9	(2,283)	(454)	(2,728)
Touchstone Core Bond (IQ Annuity™)	(8,361)	(636)	10,335	1,338	119,812	(16,037)	5,401	(834)	108,342	109,680	507,862	617,542	10,770	(1,514)	483	9,739
Touchstone Core Bond (Pinnacleplus™)	(2,968)	(255)	3,257	34	33,709	(7,551)	49,781	(72)	75,867	75,901	125,065	200,966	3,328	(753)	4,913	7,488
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	(453)	9,136	(9,174)	(491)	35,187	(26,667)	(6,791)	(90)	1,639	1,148	39,766	40,914	3,420	(2,610)	(664)	146
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	(473)	989	(868)	(352)	—	(98)	5,279	(20)	5,161	4,809	27,933	32,742	—	(10)	435	425
Touchstone Eagle Capital Appreciation (IQ Annuity™)	(2,928)	23,550	(23,055)	(2,433)	8,490	(43,549)	(22,729)	(203)	(57,991)	(60,424)	234,289	173,865	844	(4,216)	(2,187)	(5,559)
Touchstone Eagle Capital Appreciation (Pinnacleplus™)	(703)	441	(462)	(724)	—	(1,122)	819	(47)	(350)	(1,074)	45,987	44,913	—	(95)	66	(29)
Touchstone Emerging Growth (AnnuiChoice™)	11,572	81,293	(73,135)	19,730	—	(75,694)	(12,717)	(521)	(88,932)	(69,202)	357,047	287,845	—	(5,925)	(2,105)	(8,030)
Touchstone Emerging Growth (GrandMaster flex3™)	4,544	36,132	(22,061)	18,615	28,227	(853)	(7,801)	(33)	19,540	38,155	100,671	138,826	2,253	(68)	(521)	1,664
Touchstone Emerging Growth (Grandmaster™)	4,271	29,334	(21,847)	11,758	9,726	—	(23,389)	(54)	(13,717)	(1,959)	124,487	122,528	871	(5)	(2,430)	(1,564)
Touchstone Emerging Growth (IQ Annuity™)	10,396	107,695	(74,135)	43,956	92,993	(131,699)	(49,126)	(311)	(88,143)	(44,187)	386,281	342,094	6,750	(9,335)	(3,607)	(6,192)
Touchstone Emerging Growth (Pinnacleplus™)	14,497	96,059	(60,083)	50,473	43,102	(4,538)	111,016	(470)	149,110	199,583	238,106	437,689	3,431	(381)	8,565	11,615
Touchstone Enhanced Dividend 30 (AnnuiChoice™)	(54)	(4)	(233)	(291)	—	—	(6,574)	(22)	(6,596)	(6,887)	7,286	399	—	(2)	(664)	(666)
Touchstone Enhanced Dividend 30 (GrandMaster flex3™)	(857)	(11)	(1,603)	(2,471)	—	(1,992)	8,551	(57)	6,502	4,031	51,615	55,646	—	(188)	789	601
Touchstone Enhanced Dividend 30 (Grandmaster™)	(217)	64	(688)	(841)	—	(15,684)	7	(3)	(15,680)	(16,521)	24,950	8,429	—	(1,524)	—	(1,524)
Touchstone Enhanced Dividend 30 (IQ Annuity™)	(198)	16	54	(128)	56	—	25,402	(3)	25,455	25,327	558	25,885	6	—	2,517	2,523
Touchstone Enhanced Dividend 30 (Pinnacleplus™)	(739)	(4)	(1,261)	(2,004)	945	(851)	13,023	(19)	13,098	11,094	38,673	49,767	82	(78)	1,171	1,175
Touchstone Enhanced ETF (AnnuiChoice™)	(4,140)	403	81,300	77,563	1,450,807	(1,176)	83,605	(382)	1,532,854	1,610,417	—	1,610,417	138,587	(148)	7,634	146,073
Touchstone Enhanced ETF (GrandMaster flex3™)(January 18)*	(5,270)	8,032	36,670	39,432	1,098,036	—	75,955	(7)	1,173,984	1,213,416	3,056	1,216,472	103,831	(1)	6,905	110,735
Touchstone Enhanced ETF (Grandmaster™)	(8,501)	8,652	5,402	5,553	5,841	(10,095)	2,533,442	(350)	2,528,838	2,534,391	274,323	2,808,714	554	(981)	230,071	229,644
Touchstone Enhanced ETF (IQ Annuity™)	(7,964)	370	50,922	43,328	491,181	(2,232)	377,496	(18)	866,427	909,755	—	909,755	47,318	(205)	35,826	82,939
Touchstone Enhanced ETF (Pinnacleplus™)(June 24)*	(1,489)	60	7,641	6,212	63,160	(1,074)	90,464	(42)	152,508	158,720	19,026	177,746	5,975	(108)	8,566	14,433
Touchstone Growth & Income (AnnuiChoice™)	(818)	8,439	(6,969)	652	—	(1,860)	(9,100)	(266)	(11,226)	(10,574)	92,446	81,872	—	(177)	(766)	(943)
Touchstone Growth & Income (GrandMaster flex3™)	(1,078)	17,423	(12,373)	3,972	—	(119)	(48,567)	—	(48,686)	(44,714)	129,528	84,814	—	(10)	(3,742)	(3,752)
Touchstone Growth & Income (IQ Annuity™)	(2,090)	27,683	(28,885)	(3,292)	—	(219,164)	46	(103)	(219,221)	(222,513)	272,839	50,326	—	(18,300)	—	(18,300)
Touchstone Growth & Income (Pinnacleplus™)	(1,356)	5,569	(4,005)	208	2,053	(7,626)	8,856	(126)	3,157	3,365	79,590	82,955	169	(636)	727	260

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units

Affiliated (continued):
Touchstone High Yield (AnnuiChoice™)	$(2,386)	$(1,744)	$8,561	$4,431	$—	$(53,670)	$(31,418)	$(576)	$(85,664)	$(81,233)	$247,250	$166,017	1	(3,982)	(2,317)	(6,298)
Touchstone High Yield (GrandMaster flex3™)	(7,347)	1,111	13,918	7,682	35,579	(36,894)	(28,190)	(255)	(29,760)	(22,078)	488,387	466,309	2,718	(2,821)	(2,169)	(2,272)
Touchstone High Yield (Grandmaster™)	(3,502)	(18,585)	26,450	4,363	—	(20,526)	45,010	(9)	24,475	28,838	342,006	370,844	—	(1,918)	3,973	2,055
Touchstone High Yield (IQ Annuity™)	(5,559)	(1,193)	13,486	6,734	55,101	(10,974)	(17,404)	(595)	26,128	32,862	363,825	396,687	4,037	(850)	(1,270)	1,917
Touchstone High Yield (Pinnacleplus™)	(9,946)	287	22,297	12,638	163,995	(21,773)	264,498	(344)	406,376	419,014	321,578	740,592	14,513	(1,945)	23,290	35,858
Touchstone Moderate ETF (AnnuiChoice™)	(1,045)	133	5,530	4,618	103,147	(2,253)	28,512	(18)	129,388	134,006	7,582	141,588	10,106	(215)	2,787	12,678
Touchstone Moderate ETF (GrandMaster flex3™)	(16,067)	2,572	53,839	40,344	869,380	(18,984)	405,902	(49)	1,256,249	1,296,593	303,011	1,599,604	84,964	(1,833)	39,824	122,955
Touchstone Moderate ETF (Grandmaster™)	(3,724)	1,446	11,449	9,171	35,524	(14,131)	218,851	(74)	240,170	249,341	126,188	375,529	3,423	(1,397)	21,388	23,414
Touchstone Moderate ETF (IQ Annuity™)	(20,536)	13,711	56,316	49,491	1,180,312	(172,380)	326,332	(427)	1,333,837	1,383,328	487,716	1,871,044	116,079	(16,703)	31,239	130,615
Touchstone Moderate ETF (Pinnacleplus™)	(7,545)	1,164	18,175	11,794	90,317	(32,599)	174,299	(30)	231,987	243,781	359,847	603,628	8,791	(3,181)	16,915	22,525
Touchstone Money Market (AnnuiChoice™)	9,017	—	—	9,017	—	—	141	(1,911)	(1,770)	7,247	423,122	430,369	—	(187)	—	(187)
Touchstone Third Avenue Value (AnnuiChoice™)	(1,993)	155,297	(17,708)	135,596	22,874	(125,223)	(8,168)	(2,540)	(113,057)	22,539	954,492	977,031	1,639	(8,903)	(888)	(8,152)
Touchstone Third Avenue Value (GrandMaster flex3™)	(5,436)	81,288	127,704	203,556	493,818	(75,933)	601,860	(518)	1,019,227	1,222,783	732,653	1,955,436	34,057	(5,024)	39,427	68,460
Touchstone Third Avenue Value (Grandmaster™)	(416)	100,005	53,140	152,729	16,661	(252,856)	1,886,806	(394)	1,650,217	1,802,946	306,055	2,109,001	1,261	(19,810)	143,108	124,559
Touchstone Third Avenue Value (IQ Annuity™)	(17,947)	207,472	213,371	402,896	142,899	(378,692)	293,466	(1,853)	55,820	458,716	2,541,343	3,000,059	9,837	(26,407)	20,341	3,771
Touchstone Third Avenue Value (Pinnacleplus™)	(8,004)	135,314	71,049	198,359	296,458	(35,988)	766,919	(941)	1,026,448	1,224,807	747,832	1,972,639	19,675	(2,321)	47,465	64,819
Touchstone Value Plus (AnnuiChoice™)	(1,653)	18,485	(15,144)	1,688	—	(8,785)	(45,015)	(477)	(54,277)	(52,589)	208,045	155,456	—	(927)	(4,423)	(5,350)
Touchstone Value Plus (GrandMaster flex3™)	(1,740)	2,627	133	1,020	17,554	(201)	4,091	(34)	21,410	22,430	101,142	123,572	1,541	(21)	369	1,889
Touchstone Value Plus (Grandmaster™)	(697)	3,599	(1,772)	1,130	—	(23,902)	15,945	(20)	(7,977)	(6,847)	41,873	35,026	—	(2,190)	1,538	(652)
Touchstone Value Plus (IQ Annuity™)	(3,222)	11,790	(6,083)	2,485	8,179	(10,258)	8,996	(141)	6,776	9,261	216,436	225,697	835	(1,047)	973	761
Touchstone Value Plus (Pinnacleplus™)	(3,875)	2,765	3,155	2,045	8,322	(5,280)	71,162	(21)	74,183	76,228	187,149	263,377	703	(445)	5,975	6,233
Non-Affiliated:
JP Morgan Bond (AnnuiChoice™)	24,554	(9,114)	(4,220)	11,220	—	(31,259)	151,853	(1,833)	118,761	129,981	609,508	739,489	1	(2,899)	13,313	10,415
JP Morgan Bond (GrandMaster flex3™)	12,902	992	(9,164)	4,730	26,406	(60,299)	(49)	(217)	(34,159)	(29,429)	415,987	386,558	2,395	(5,483)	(8)	(3,096)
JP Morgan Bond (Grandmaster™)	2,190	(264)	(1,124)	802	—	(15,899)	2,617	(5)	(13,287)	(12,485)	53,623	41,138	—	(1,512)	251	(1,261)
JP Morgan Bond (IQ3™)	8,303	(1,396)	(4,143)	2,764	28,523	(52,978)	11,563	(642)	(13,534)	(10,770)	211,100	200,330	2,554	(4,797)	1,044	(1,199)
JP Morgan Bond (Pinnacleplus™)	10,447	(268)	(6,499)	3,680	20,566	(7,218)	153,249	(354)	166,243	169,923	300,320	470,243	1,996	(739)	14,912	16,169
JP Morgan International Equity (AnnuiChoice™)	(464)	8,006	27,098	34,640	7,261	(9,517)	56,708	(1,221)	53,231	87,871	311,563	399,434	558	(884)	4,564	4,238
JP Morgan International Equity (GrandMaster flex3™)	(869)	7,439	5,195	11,765	66,501	(703)	10,307	(50)	76,055	87,820	92,389	180,209	5,103	(61)	803	5,845
JP Morgan International Equity (Grandmaster™)	(5,414)	7,667	88,963	91,216	11,805	(70,756)	173,309	(532)	113,826	205,042	917,519	1,122,561	1,015	(5,990)	14,416	9,441
JP Morgan International Equity (IQ3™)	(919)	3,810	10,717	13,608	49,734	(814)	39,311	(24)	88,207	101,815	67,311	169,126	4,014	(69)	3,279	7,224
JP Morgan International Equity (Pinnacleplus™)	(1,007)	589	12,865	12,447	19,405	(2,263)	73,677	(90)	90,729	103,176	43,115	146,291	1,464	(173)	5,300	6,591
JP Morgan Mid Cap Value (AnnuiChoice™)	(1,163)	3,633	22,712	25,182	6,890	(7,258)	194,413	(585)	193,460	218,642	137,277	355,919	459	(539)	13,617	13,537
JP Morgan Mid Cap Value (GrandMaster flex3™)	(1,357)	8,222	7,905	14,770	53,671	(4,639)	47,866	(253)	96,645	111,415	140,903	252,318	3,608	(322)	3,289	6,575
JP Morgan Mid Cap Value (Grandmaster™)	(9,195)	6,425	79,011	76,241	13,819	(51,463)	1,131,498	(264)	1,093,590	1,169,831	54,004	1,223,835	1,136	(4,231)	97,195	94,100
JP Morgan Mid Cap Value (IQ3™)	(592)	7,391	2,913	9,712	38,626	(7,351)	19,026	(77)	50,224	59,936	101,404	161,340	2,645	(525)	1,338	3,458
JP Morgan Mid Cap Value (Pinnacleplus™)	(5,520)	11,495	47,936	53,911	174,043	(21,336)	316,908	(399)	469,216	523,127	407,459	930,586	12,938	(1,569)	23,127	34,496
Affiliated Initial Class:
Touchstone Money Market (GrandMaster flex3™)	209	—	—	209	—	—	(49,055)	—	(49,055)	(48,846)	48,846	—	—	—	(4,929)	(4,929)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	215,877	1,003,229	(125,692)	1,093,414	147,403	(3,722,428)	(954,485)	(9,871)	(4,539,381)	(3,445,967)	29,589,247	26,143,280	3,009	(75,831)	(19,553)	(92,375)
Fidelity VIP Growth (Grandmaster™)	(115,377)	(1,972,162)	2,606,374	518,835	45,757	(2,392,833)	(1,659,878)	(6,543)	(4,013,497)	(3,494,662)	16,748,414	13,253,752	856	(44,565)	(31,170)	(74,879)
Fidelity VIP High Income (Grandmaster™)	1,019,844	509,099	(1,453,096)	75,847	12,124	(2,153,388)	(139,132)	(3,441)	(2,283,837)	(2,207,990)	8,702,372	6,494,382	778	(137,784)	(8,936)	(145,942)
Fidelity VIP II Asset Manager (Grandmaster™)	187,092	(637,438)	689,694	239,348	43,068	(2,627,600)	(919,632)	(4,127)	(3,508,291)	(3,268,943)	12,873,336	9,604,393	1,402	(85,277)	(29,515)	(113,390)
Fidelity VIP II Contrafund (Grandmaster™)	(258,845)	1,531,790	2,297,400	3,570,345	93,987	(4,017,995)	(173,109)	(9,262)	(4,106,379)	(536,034)	25,852,922	25,316,888	2,850	(121,535)	(5,229)	(123,914)
Fidelity VIP II Index 500 (Grandmaster™)	62,778	773,030	(512,584)	323,224	—	(2,371,236)	(652,557)	(5,064)	(3,028,857)	(2,705,633)	12,747,676	10,042,043	—	(84,634)	(23,079)	(107,713)
Fidelity VIP II Investment Grade Bond (Grandmaster™)	158,957	7,039	(133,319)	32,677	39,160	(875,180)	(207,882)	(1,357)	(1,045,259)	(1,012,582)	5,028,286	4,015,704	1,538	(34,506)	(8,190)	(41,158)
Fidelity VIP III Balanced (Grandmaster™)	52,100	64,785	5,451	122,336	19,021	(890,617)	(70,440)	(1,434)	(943,470)	(821,134)	3,819,960	2,998,826	1,412	(66,540)	(4,582)	(69,710)
Fidelity VIP III Growth & Income (Grandmaster™)	16,190	425,393	(150,689)	290,894	64,671	(1,077,482)	(582,005)	(1,985)	(1,596,801)	(1,305,907)	6,304,071	4,998,164	4,283	(72,018)	(38,241)	(105,976)
Fidelity VIP III Growth Opportunities (Grandmaster™)	(6,040)	54,226	67,577	115,763	5,560	(447,585)	(276,502)	(998)	(719,525)	(603,762)	2,222,439	1,618,677	518	(40,947)	(24,943)	(65,372)
Fidelity VIP Overseas (Grandmaster™)	(6,970)	417,069	509,287	919,386	15,859	(785,157)	(203,232)	(2,383)	(974,913)	(55,527)	5,939,382	5,883,855	584	(29,530)	(6,461)	(35,407)

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units

Affiliated Service Class:
Touchstone Money Market (AnnuiChoice™)	$36,918	$—	$—	$36,918	$137,778	$(257,991	$169,803	$(8,290)	$41,300	$78,218	$1,943,415	$2,021,633	13,962	(26,598)	16,792	4,156
Touchstone Money Market (GrandMaster flex3™)	19,404	—	—	19,404	2,536,719	(475,912)	(2,586,053)	(261)	(525,507)	(506,103)	1,256,350	750,247	254,641	(47,679)	(258,983)	(52,021)
Touchstone Money Market (Grandmaster™)	97,480	—	—	97,480	87,240	(3,060,809)	2,720,078	(2,408)	(255,899)	(158,419)	5,557,308	5,398,889	8,699	(305,149)	271,226	(25,224)
Touchstone Money Market (IQ Annuity™)	778	—	—	778	—	(19,850)	(4)	(52)	(19,906)	(19,128)	60,220	41,092	—	(1,972)	—	(1,972)
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	(64,375)	728,095	69,364	733,084	21,222	(579,448)	(474,223)	(1,221)	(1,033,670)	(300,586)	4,946,391	4,645,805	823	(22,741)	(17,704)	(39,622)
MFS Capital Opportunities (AnnuiChoice™)	(436)	(1,672)	1,245	(863)	—	(3,211)	(23,190)	(303)	(26,704)	(27,567)	122,664	95,097	—	(393)	(2,681)	(3,074)
MFS Capital Opportunities (GrandMaster flex3™)	(1,243)	590	597	(56)	—	(2,016)	564	(34)	(1,486)	(1,542)	125,384	123,842	—	(183)	54	(129)
MFS Capital Opportunities (Grandmaster™)	(392)	1,724	(1,758)	(426)	720	(14,714)	42	(40)	(13,992)	(14,418)	62,107	47,689	96	(1,989)	—	(1,893)
MFS Capital Opportunities (IQ Annuity™)	(2,545)	24,776	(23,032)	(801)	46,000	(87,184)	(2,256)	(120)	(43,560)	(44,361)	320,519	276,158	6,392	(12,093)	(299)	(6,000)
MFS Capital Opportunities (Pinnacleplus™)	(857)	92	1,332	567	1,038	(687)	25,866	(23)	26,194	26,761	57,787	84,548	91	(63)	2,232	2,260
MFS Emerging Growth (AnnuiChoice™)	(293)	3,694	(370)	3,031	8,425	(1,348)	(9,535)	(128)	(2,586)	445	17,652	18,097	926	(145)	(873)	(92)
MFS Emerging Growth (GrandMaster flex3™)	(1,101)	(105)	6,445	5,239	—	—	63,668	—	63,668	68,907	29,376	98,283	—	—	5,385	5,385
MFS Emerging Growth (Grandmaster™)	(758)	1,618	2,587	3,447	—	(7,685)	21,515	(39)	13,791	17,238	57,984	75,222	—	(882)	2,196	1,314
MFS Emerging Growth (IQ Annuity™)	(7,962)	70,646	(68,636)	(5,952)	12,307	(96,647)	(45,428)	(929)	(130,697)	(136,649)	445,185	308,536	2,101	(16,194)	(10,611)	(24,704)
MFS Emerging Growth (Pinnacleplus™)	(578)	565	4,127	4,114	2,109	(243)	22,080	(55)	23,891	28,005	14,006	42,011	190	(25)	1,978	2,143
MFS Investors Growth Stock (AnnuiChoice™)	(624)	1,532	1,465	2,373	—	—	(4,102)	(205)	(4,307)	(1,934)	73,913	71,979	—	(22)	(415)	(437)
MFS Investors Growth Stock (GrandMaster flex3™)	(1,062)	11,024	(5,955)	4,007	—	(317)	(12,884)	(105)	(13,306)	(9,299)	45,404	36,105	—	(40)	(906)	(946)
MFS Investors Growth Stock (Grandmaster™)	(259)	999	(118)	622	—	(196)	—	(28)	(224)	398	20,262	20,660	—	(19)	—	(19)
MFS Investors Growth Stock (IQ Annuity™)	(576)	9,576	(6,102)	2,898	—	(29,755)	8,423	(167)	(21,499)	(18,601)	67,098	48,497	—	(4,710)	1,754	(2,956)
MFS Investors Growth Stock (Pinnacleplus™)	(1,288)	220	3,255	2,187	1,038	(387)	21	(33)	639	2,826	84,347	87,173	99	(37)	—	62
MFS Mid Cap Growth (AnnuiChoice™)	(1,373)	9,155	(5,984)	1,798	—	(72,545)	11,924	(387)	(61,008)	(59,210)	194,410	135,200	1	(8,882)	1,697	(7,184)
MFS Mid Cap Growth (GrandMaster flex3™)	(1,585)	446	2,977	1,838	11,287	(122)	2,670	(131)	13,704	15,542	95,440	110,982	1,019	(22)	184	1,181
MFS Mid Cap Growth (Grandmaster™)	(6,627)	91,381	(161,328)	(76,574)	20,227	(40,342)	(1,126,247)	(357)	(1,146,719)	(1,223,293)	1,307,172	83,879	3,032	(6,364)	(175,698)	(179,030)
MFS Mid Cap Growth (IQ Annuity™)	(2,477)	2,966	558	1,047	43,617	(23,127)	(14,710)	(57)	5,723	6,770	163,976	170,746	7,223	(4,022)	(2,481)	720
MFS Mid Cap Growth (Pinnacleplus™)	(1,905)	326	4,356	2,777	1,785	(1,862)	28,309	(107)	28,125	30,902	101,856	132,758	151	(166)	2,412	2,397
MFS New Discovery (AnnuiChoice™)	(981)	(644)	(6,822)	(8,447)	—	(1,605)	(75,815)	(305)	(77,726)	(86,173)	173,892	87,719	—	(201)	(8,901)	(9,102)
MFS New Discovery (GrandMaster flex3™)	(953)	451	(9,531)	(10,033)	—	(1,118)	(203,929)	(20)	(205,067)	(215,100)	250,394	35,294	—	(105)	(19,308)	(19,413)
MFS New Discovery (Grandmaster™)	(2,262)	18,853	(25,279)	(8,688)	—	(59,944)	(110,835)	(29)	(170,808)	(179,496)	287,221	107,725	—	(7,016)	(13,322)	(20,338)
MFS New Discovery (IQ Annuity™)	(1,588)	11,084	(8,801)	695	4	(37,620)	(3,614)	(42)	(41,272)	(40,577)	123,817	83,240	—	(5,163)	(235)	(5,398)
MFS New Discovery (Pinnacleplus™)	(130)	19	424	313	420	—	3,848	(10)	4,258	4,571	7,451	12,022	39	(1)	324	362
MFS Total Return (AnnuiChoice™)	12,917	63,666	(68,933)	7,650	8,454	(75,439)	(129,501)	(1,586)	(198,072)	(190,422)	737,744	547,322	716	(6,427)	(11,028)	(16,739)
MFS Total Return (GrandMaster flex3™)	2,271	20,838	(20,647)	2,462	28,281	(39,608)	(22,976)	(220)	(34,523)	(32,061)	273,468	241,407	2,398	(3,368)	(1,949)	(2,919)
MFS Total Return (Grandmaster™)	23,268	123,877	(124,375)	22,770	70,421	(188,432)	131,849	(367)	13,471	36,241	1,949,738	1,985,979	6,165	(16,426)	11,265	1,004
MFS Total Return (IQ Annuity™)	15,686	89,249	(90,818)	14,117	53,123	(200,512)	(54,259)	(1,156)	(202,804)	(188,687)	1,323,030	1,134,343	4,645	(17,457)	(4,561)	(17,373)
MFS Total Return (Pinnacleplus™)	4,379	37,722	(32,033)	10,068	214,225	(27,131)	240,316	(326)	427,084	437,152	585,745	1,022,897	18,576	(2,369)	20,577	36,784
Affiliated Service Class 2:
Touchstone Money Market (IQ Annuity™)	57,296	—	—	57,296	900,147	(727,075)	785,799	(2,315)	956,556	1,013,852	3,100,308	4,114,160	90,723	(72,951)	78,611	96,383
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)	7,190	16,316	(16,193)	7,313	92,882	(24,199)	(149,638)	(949)	(81,904)	(74,591)	443,168	368,577	8,419	(2,294)	(13,741)	(7,616)
Fidelity VIP Asset Manager (GrandMaster flex3™)	1,509	313	3,688	5,510	31,018	(8,706)	32,377	(43)	54,646	60,156	191,795	251,951	3,043	(856)	3,111	5,298
Fidelity VIP Asset Manager (IQ3)	6,911	6,000	(1,404)	11,507	1,055	(15,349)	(70,313)	(285)	(84,892)	(73,385)	592,349	518,964	103	(1,493)	(6,633)	(8,023)
Fidelity VIP Asset Manager (Pinnacleplus™)	364	638	864	1,866	3,000	(9,181)	28,404	(35)	22,188	24,054	53,786	77,840	279	(857)	2,655	2,077
Fidelity VIP Balanced (AnnuiChoice™)	4,097	3,884	2,899	10,880	30,675	(11,758)	(34,406)	(886)	(16,375)	(5,495)	278,709	273,214	2,819	(1,149)	(3,216)	(1,546)
Fidelity VIP Balanced (GrandMaster flex3™)	2,613	679	8,985	12,277	9,537	(4,975)	2,900	(88)	7,374	19,651	298,144	317,795	848	(444)	270	674
Fidelity VIP Balanced (IQ3™)	6,717	46,578	(30,625)	22,670	17,556	(226,852)	108,108	(332)	(101,520)	(78,850)	618,782	539,932	1,711	(22,254)	10,838	(9,705)
Fidelity VIP Balanced (Pinnacleplus™)	431	926	8,733	10,090	74,498	(7,082)	53,518	(74)	120,860	130,950	124,437	255,387	6,936	(667)	5,034	11,303
Fidelity VIP Contrafund (AnnuiChoice™)	(11,082)	78,115	123,277	190,310	245,464	(133,889)	429,031	(3,994)	536,612	726,922	1,010,053	1,736,975	17,643	(9,706)	30,320	38,257
Fidelity VIP Contrafund (GrandMaster flex3™)	(19,306)	94,255	132,337	207,286	457,230	(10,697)	367,089	(634)	812,988	1,020,274	728,370	1,748,644	35,483	(830)	27,892	62,545
Fidelity VIP Contrafund (IQ3)	(31,600)	433,910	(50,406)	351,904	442,593	(252,272)	32,110	(1,005)	221,426	573,330	2,118,543	2,691,873	37,145	(21,236)	3,487	19,396
Fidelity VIP Contrafund (Pinnacleplus™)	(20,402)	44,240	179,871	203,709	308,865	(31,899)	563,846	(748)	840,064	1,043,773	798,980	1,842,753	24,101	(2,403)	41,589	63,287

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units

Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund Standard (IQ Advisor™)	$(2)	$—	$(79)	$(81)	$5,540	$—	$15	$—	$5,555	$5,474	$—	$5,474	418	—	1	419
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	(60)	4,745	(5,015)	(330)	—	—	(31,590)	—	(31,590)	(31,920)	31,920	—	—	—	(2,800)	(2,800)
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	(500)	85	6,195	5,780	—	—	972	(8)	964	6,744	29,973	36,717	—	(1)	87	86
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	(468)	61	6,665	6,258	—	—	(3)	(10)	(13)	6,245	32,854	39,099	—	(1)	—	(1)
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	(2,685)	29,518	3,892	30,725	—	(19,768)	(122,328)	(88)	(142,184)	(111,459)	238,014	126,555	—	(1,431)	(8,032)	(9,463)
Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus™) (July 26)*	(493)	78	7,539	7,124	—	(248)	65,689	(45)	65,396	72,520	—	72,520	—	(25)	5,771	5,746
Fidelity VIP Equity-Income (AnnuiChoice™)	5,738	62,215	(18,707)	49,246	263,837	(109,107)	29,994	(2,492)	182,232	231,478	778,360	1,009,838	22,962	(9,491)	2,827	16,298
Fidelity VIP Equity-Income (GrandMaster flex3™)	2,383	24,326	(7,108)	19,601	29,096	(21,655)	(49,258)	(203)	(42,020)	(22,419)	458,093	435,674	2,445	(1,806)	(3,873)	(3,234)
Fidelity VIP Equity-Income (IQ3™)	7,332	68,436	(42,836)	32,932	35,569	(340,229)	(51,249)	(911)	(356,820)	(323,888)	1,283,475	959,587	3,353	(32,347)	(4,570)	(33,564)
Fidelity VIP Equity-Income (Pinnacleplus™)	(1,936)	31,754	25,718	55,536	213,466	(25,997)	229,953	(721)	416,701	472,237	878,180	1,350,417	17,541	(2,163)	18,648	34,026
Fidelity VIP Growth & Income (AnnuiChoice™)	1,476	26,853	(1,324)	27,005	102,083	(19,199)	(240,948)	(904)	(158,968)	(131,963)	358,877	226,914	9,299	(1,913)	(20,926)	(13,540)
Fidelity VIP Growth & Income (GrandMaster flex3™)	(355)	388	8,900	8,933	—	(1,976)	4,261	(24)	2,261	11,194	160,304	171,498	—	(172)	336	164
Fidelity VIP Growth & Income (IQ3™)	294	29,641	(16,022)	13,913	—	(19,412)	(129,940)	(226)	(149,578)	(135,665)	408,042	272,377	—	(2,093)	(13,842)	(15,935)
Fidelity VIP Growth & Income (Pinnacleplus™)	(836)	8,559	6,666	14,389	22,397	(8,728)	19,618	(85)	33,202	47,591	97,468	145,059	2,077	(769)	2,323	3,631
Fidelity VIP Growth (AnnuiChoice™)	(2,106)	16,116	(3,917)	10,093	72,818	(117,592)	4,375	(772)	(41,171)	(31,078)	334,434	303,356	7,967	(13,033)	304	(4,762)
Fidelity VIP Growth (GrandMaster flex3™)	(4,626)	24,685	(16,186)	3,873	—	(34,890)	(438,081)	(83)	(473,054)	(469,181)	632,798	163,617	—	(3,272)	(40,099)	(43,371)
Fidelity VIP Growth (IQ3™)	(5,545)	10,913	9,428	14,796	1,028	(33,111)	(80,339)	(365)	(112,787)	(97,991)	533,974	435,983	157	(4,726)	(11,333)	(15,902)
Fidelity VIP Growth (Pinnacleplus™)	(2,773)	1,104	9,780	8,111	840	(1,321)	9,539	(205)	8,853	16,964	195,106	212,070	80	(145)	892	827
Fidelity VIP Growth Opportunities (AnnuiChoice™)	(288)	15,561	(10,143)	5,130	32,850	(40,328)	(6,313)	(163)	(13,954)	(8,824)	61,189	52,365	3,015	(3,651)	(555)	(1,191)
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	(371)	3,767	(1,437)	1,959	—	—	(46,668)	(11)	(46,679)	(44,720)	84,821	40,101	—	(1)	(4,066)	(4,067)
Fidelity VIP Growth Opportunities (IQ3™)	(95)	1,507	(859)	553	—	(5,847)	(9,592)	(25)	(15,464)	(14,911)	22,624	7,713	—	(629)	(989)	(1,618)
Fidelity VIP Growth Opportunities (Pinnacleplus™)	(706)	91	5,390	4,775	3,022	(472)	960	(80)	3,430	8,205	65,487	73,692	270	(46)	75	299
Fidelity VIP High Income (AnnuiChoice™)	52,221	(11,266)	(40,017)	938	45,619	(31,792)	(171,384)	(618)	(158,175)	(157,237)	447,981	290,744	3,492	(2,414)	(13,154)	(12,076)
Fidelity VIP High Income (GrandMaster flex3™)	298,504	(67,842)	(186,692)	43,970	112,820	(69,610)	850,274	(165)	893,319	937,289	1,651,111	2,588,400	9,103	(5,659)	70,874	74,318
Fidelity VIP High Income (IQ3™)	342,537	(101,628)	(176,134)	64,775	32,594	(49,972)	544,392	(684)	526,330	591,105	1,977,748	2,568,853	2,952	(4,608)	53,415	51,759
Fidelity VIP High Income (Pinnacleplus™)	30,593	(1,076)	(28,371)	1,146	64,177	(5,061)	(4,636)	(51)	54,429	55,575	208,187	263,762	5,654	(447)	(511)	4,696
Fidelity VIP Index 500 (AnnuiChoice™)	3,029	9,561	4,135	16,725	—	(44,343)	(9,689)	(2,002)	(56,034)	(39,309)	528,646	489,337	—	(4,624)	(937)	(5,561)
Fidelity VIP Index 500 (IQ3™)	2,665	36,567	(22,850)	16,382	—	(120,105)	(87,542)	(532)	(208,179)	(191,797)	843,015	651,218	—	(13,511)	(9,716)	(23,227)
Fidelity VIP Index 500 (Pinnacleplus™)	(85)	169	2,637	2,721	—	(2,065)	—	(53)	(2,118)	603	99,217	99,820	—	(181)	—	(181)
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	28,349	386	(20,721)	8,014	38,631	(135,142)	217,611	(3,460)	117,640	125,654	929,351	1,055,005	3,226	(11,630)	18,110	9,706
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	2,498	799	(2,744)	553	116,406	(1,103)	80,481	(27)	195,757	196,310	162,238	358,548	11,290	(110)	7,737	18,917
Fidelity VIP Investment Grade Bond (IQ3™)	36,556	(8,730)	(22,087)	5,739	406,610	(200,083)	(110,888)	(1,495)	94,144	99,883	1,311,072	1,410,955	33,834	(16,791)	(9,171)	7,872
Fidelity VIP Investment Grade Bond (Pinnacleplus™)	906	(970)	537	473	62,549	(3,252)	135,123	(137)	194,283	194,756	90,073	284,829	6,109	(331)	13,160	18,938
Fidelity VIP Mid Cap (AnnuiChoice™)	(8,496)	64,484	80,157	136,145	54,605	(64,853)	76,958	(2,705)	64,005	200,150	743,995	944,145	3,376	(3,860)	4,577	4,093
Fidelity VIP Mid Cap (GrandMaster flex3™)	(9,884)	26,959	109,212	126,287	209,598	(11,441)	497,962	(222)	695,897	822,184	277,751	1,099,935	14,077	(737)	31,559	44,899
Fidelity VIP Mid Cap (IQ Annuity™)	(24,002)	210,031	62,225	248,254	120,266	(211,598)	51,378	(902)	(40,856)	207,398	1,542,788	1,750,186	7,631	(13,544)	3,372	(2,541)
Fidelity VIP Mid Cap (Pinnacleplus™)	(17,235)	51,299	136,659	170,723	106,388	(19,306)	471,767	(1,011)	557,838	728,561	685,547	1,414,108	7,023	(1,291)	29,916	35,648
Fidelity VIP Overseas (AnnuiChoice™)	(382)	5,438	45,017	50,073	8,425	(3,943)	39,185	(747)	42,920	92,993	241,521	334,514	729	(407)	3,275	3,597
Fidelity VIP Overseas (GrandMaster flex3™)	(814)	2,696	15,489	17,371	7,828	(1,796)	122,842	(31)	128,843	146,214	28,973	175,187	692	(159)	10,398	10,931
Fidelity VIP Overseas (IQ3™)	(486)	17,662	1,286	18,462	12,531	(25,762)	47,321	(93)	33,997	52,459	96,206	148,665	1,135	(2,868)	4,978	3,245
Fidelity VIP Overseas (Pinnacleplus™)	(1,180)	688	25,429	24,937	2,109	(822)	63,157	(182)	64,262	89,199	80,890	170,089	156	(73)	4,652	4,735
Affiliated Class 1:
Touchstone Money Market (Pinnacleplus™)	9,000	—	—	9,000	588,094	(49,058)	(278,199)	(232)	260,605	269,605	635,650	905,255	59,198	(4,967)	(28,028)	26,203
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	9,515	444	2,807	12,766	26,753	—	122,649	(178)	149,224	161,990	47,892	209,882	1,912	(12)	8,101	10,001
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	6,827	444	1,080	8,351	2,130	(1,984)	71	(48)	169	8,520	70,121	78,641	141	(135)	67	73
Van Kampen UIF Emerging Markets Debt (IQ3™)	2,951	(55)	711	3,607	1,000	(1,838)	2,934	(38)	2,058	5,665	32,736	38,401	65	(132)	208	141
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	1,675	30,900	21,571	54,146	9,174	(44,812)	12,790	(801)	(23,649)	30,497	313,439	343,936	583	(2,362)	788	(991)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	(535)	56,784	3,957	60,206	142,210	(41,187)	88,733	(215)	189,541	249,747	304,739	554,486	8,553	(2,491)	4,627	10,689
Van Kampen UIF U.S. Real Estate (IQ3™)	267	17,514	3,198	20,979	41,065	(16,349)	4,328	(292)	28,752	49,731	111,462	161,193	2,438	(945)	216	1,709

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units

Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (AnnuiChoice™)	$(363)	$89	$2,553	$2,279	$—	$(931)	$1,031	$(104)	$(4)	$2,275	$35,699	$37,974	—	(113)	122	9
Putnam VT Discovery Growth (Grandmaster™)	(224)	5,839	(5,742)	(127)	720	(12,780)	(16,758)	(7)	(28,825)	(28,952)	42,441	13,489	95	(1,738)	(2,260)	(3,903)
Putnam VT Discovery Growth (IQ Annuity™)	(1,228)	9,541	(3,779)	4,534	—	(5,137)	(21,914)	(29)	(27,080)	(22,546)	97,160	74,614	—	(492)	(2,040)	(2,532)
Putnam VT Growth and Income (AnnuiChoice™)	958	2,856	5,118	8,932	18,320	(6,467)	46,819	(739)	57,933	66,865	162,337	229,202	1,718	(657)	4,220	5,281
Putnam VT Growth and Income (GrandMaster flex3™)	(2)	31	241	270	—	—	250	(7)	243	513	7,548	8,061	—	(1)	21	20
Putnam VT Growth and Income (Grandmaster™)	549	7,471	586	8,606	720	(17,990)	(11,104)	(42)	(28,416)	(19,810)	247,144	227,334	68	(1,706)	(1,036)	(2,674)
Putnam VT Growth and Income (IQ Annuity™)	1,767	31,204	(14,779)	18,192	4,090	(160,661)	13,840	(167)	(142,898)	(124,706)	645,285	520,579	418	(16,223)	1,382	(14,423)
Putnam VT Growth and Income (Pinnacleplus™)	(50)	400	83	433	—	(354)	10,258	(10)	9,894	10,327	4,699	15,026	—	(30)	843	813
Putnam VT International Equity (AnnuiChoice™)	368	16,661	(6,974)	10,055	10	(33,371)	12,340	(108)	(21,129)	(11,074)	70,347	59,273	1	(2,617)	1,129	(1,487)
Putnam VT International Equity (GrandMaster flex3™)	(416)	3,359	10,945	13,888	600	(770)	29,055	(28)	28,857	42,745	81,616	124,361	48	(64)	2,545	2,529
Putnam VT International Equity (Grandmaster™)	52	12,675	7,465	20,192	3,818	(98,943)	88,360	(66)	(6,831)	13,361	183,805	197,166	328	(9,621)	8,747	(546)
Putnam VT International Equity (IQ Annuity™)	(80)	2,692	18,665	21,277	3,677	(5,350)	11,434	(110)	9,651	30,928	191,935	222,863	357	(511)	1,073	919
Putnam VT International Equity (Pinnacleplus™)	(237)	133	4,742	4,638	—	—	32,868	(12)	32,856	37,494	11,841	49,335	—	(1)	2,463	2,462
Putnam VT Small Cap Value (AnnuiChoice™)	17,820	36,706	(35,881)	18,645	16,984	(31,687)	(29,845)	(1,184)	(45,732)	(27,087)	350,203	323,116	1,196	(2,187)	(1,991)	(2,982)
Putnam VT Small Cap Value (GrandMaster flex3™)	19,346	5,966	(7,685)	17,627	72,820	(6,811)	85,812	(110)	151,711	169,338	240,769	410,107	5,202	(479)	5,468	10,191
Putnam VT Small Cap Value (Grandmaster™)	107,639	386,765	(348,451)	145,953	94,549	(183,709)	(94,787)	(488)	(184,435)	(38,482)	2,478,056	2,439,574	6,010	(11,883)	(4,964)	(10,837)
Putnam VT Small Cap Value (IQ Annuity™)	29,217	58,864	(49,982)	38,099	97,238	(31,013)	25,390	(523)	91,092	129,191	629,893	759,084	6,278	(2,119)	1,677	5,836
Putnam VT Small Cap Value (Pinnacleplus™)	6,901	2,844	7,259	17,004	22,909	(2,851)	165,021	(270)	184,809	201,813	109,888	311,701	1,570	(203)	11,136	12,503
Putnam VT The George Putnam Fund of Boston (GrandMaster flex3™)	(83)	931	26	874	6,321	(2,833)	(551)	(5)	2,932	3,806	2,761	6,567	539	(232)	—	307
Putnam VT The George Putnam Fund of Boston (Grandmaster™)	(513)	821	3,288	3,596	—	(4,921)	97,898	(8)	92,969	96,565	41,156	137,721	—	(411)	8,198	7,787
Putnam VT The George Putnam Fund of Boston (IQ Annuity™)	11	6	36	53	—	—	27	(16)	11	64	2,159	2,223	—	(1)	2	1
Putnam VT Voyager (GrandMaster flex3™)	(16)	659	(575)	68	—	(111)	(4,190)	(4)	(4,305)	(4,237)	4,237	—	—	(10)	(339)	(349)
Putnam VT Voyager (Grandmaster™)	(43)	102	(1,373)	(1,314)	—	—	(29,240)	(4)	(29,244)	(30,558)	46,761	16,203	—	—	(2,561)	(2,561)
Putnam VT Voyager (IQ Annuity™)	(256)	417	1,159	1,320	—	(98)	(3,221)	(23)	(3,342)	(2,022)	36,437	34,415	—	(10)	(269)	(279)
Putnam VT Voyager (Pinnacleplus™)	(124)	1	915	792	3,000	(23)	4,865	(12)	7,830	8,622	4,390	13,012	281	(3)	459	737
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	(1,125)	20,309	7,884	27,068	149,787	(20,638)	45,815	(310)	174,654	201,722	208,798	410,520	9,994	(1,415)	2,860	11,439
Franklin Growth and Income Securities (AnnuiChoice™)	1,646	2,895	(1,879)	2,662	52,902	(13,178)	(20,775)	(339)	18,610	21,272	106,801	128,073	4,013	(1,064)	(1,558)	1,391
Franklin Growth and Income Securities (GrandMaster flex3™)	998	2,818	(584)	3,232	16,905	—	28,879	(32)	45,752	48,984	84,341	133,325	1,304	(3)	2,301	3,602
Franklin Growth and Income Securities (Grandmaster™)	6,627	21,608	(18,168)	10,067	7,437	(68,369)	123,971	(103)	62,936	73,003	347,976	420,979	563	(5,295)	9,690	4,958
Franklin Growth and Income Securities (IQ Annuity™)	4,561	22,691	(17,802)	9,450	14,069	(17,208)	28,842	(269)	25,434	34,884	411,575	446,459	1,088	(1,359)	2,275	2,004
Franklin Growth and Income Securities (Pinnacleplus™)	3,310	5,218	418	8,946	67,282	(7,818)	72,620	(211)	131,873	140,819	270,012	410,831	5,502	(651)	5,963	10,814
Franklin Income Securities (AnnuiChoice™)	16,452	40,076	(57,860)	(1,332)	123,991	(36,619)	(164,731)	(1,571)	(78,930)	(80,262)	594,859	514,597	8,505	(2,743)	(11,611)	(5,849)
Franklin Income Securities (GrandMaster flex3™)	33,093	15,228	(44,677)	3,644	547,298	(17,998)	174,361	(566)	703,095	706,739	1,019,690	1,726,429	39,023	(1,320)	12,324	50,027
Franklin Income Securities (Grandmaster™)	28,979	71,205	(102,890)	(2,706)	3,164	(180,313)	475,181	(382)	297,650	294,944	1,096,333	1,391,277	226	(12,828)	33,151	20,549
Franklin Income Securities (IQ Annuity™)	14,156	7,494	(19,519)	2,131	234,754	(35,917)	395,386	(473)	593,750	595,881	470,091	1,065,972	16,549	(2,580)	28,060	42,029
Franklin Income Securities (Pinnacleplus™)	32,098	20,233	(51,559)	772	314,314	(67,362)	373,935	(795)	620,092	620,864	1,032,099	1,652,963	25,379	(5,491)	29,765	49,653
Franklin Large Cap Growth Securities (AnnuiChoice™)	(982)	12,874	(7,753)	4,139	10	(2,484)	(109,909)	(601)	(112,984)	(108,845)	258,178	149,333	1	(243)	(8,243)	(8,485)
Franklin Large Cap Growth Securities (GrandMaster flex3™)	(3,060)	3,966	(508)	398	38,072	(2,809)	102,764	(153)	137,874	138,272	244,572	382,844	3,053	(238)	8,231	11,046
Franklin Large Cap Growth Securities (Grandmaster™)	(1,226)	2,764	(2,855)	(1,317)	54	(44,008)	(4,957)	(52)	(48,963)	(50,280)	198,502	148,222	4	(3,521)	(391)	(3,908)
Franklin Large Cap Growth Securities (IQ Annuity™)	(2,017)	6,242	(1,581)	2,644	156,778	(40,117)	53,818	(56)	170,423	173,067	144,932	317,999	12,641	(3,242)	4,319	13,718
Franklin Large Cap Growth Securities (Pinnacleplus™)	(3,596)	5,604	(5,329)	(3,321)	86,295	(7,126)	(103,608)	(160)	(24,599)	(27,920)	333,252	305,332	7,658	(644)	(9,276)	(2,262)
Franklin Mutual Shares Securities (AnnuiChoice™)	(48)	4,012	31,524	35,488	15,035	(6,280)	56,518	(677)	64,596	100,084	312,841	412,925	1,082	(498)	4,147	4,731
Franklin Mutual Shares Securities (GrandMaster flex3™)	(4,233)	5,090	66,474	67,331	336,223	(7,428)	114,012	(146)	442,661	509,992	435,524	945,516	24,498	(547)	8,236	32,187
Franklin Mutual Shares Securities (IQ Annuity™)	(820)	7,983	8,127	15,290	137,557	(2,078)	37,428	(120)	172,787	188,077	106,559	294,636	9,757	(158)	2,556	12,155
Franklin Mutual Shares Securities (Pinnacleplus™)	(4,893)	14,173	56,744	66,024	274,156	(20,716)	173,111	(157)	426,394	492,418	375,329	867,747	22,225	(1,636)	13,658	34,247
Franklin Mutual Shares Securities Standard (IQ Advisor™)	(3)	—	37	34	11,080	—	37	—	11,117	11,151	—	11,151	912	—	3	915
Franklin Mutual Shares Securities(Grandmaster™)	(4,189)	58,556	27,647	82,014	4,918	(121,512)	238,457	(236)	121,627	203,641	868,409	1,072,050	340	(8,928)	17,077	8,489
Templeton Foriegn Securities Fund (GrandMaster flex3™)	(2,000)	7,641	35,717	41,358	68,526	(2,359)	330,686	(112)	396,741	438,099	181,405	619,504	4,574	(164)	21,977	26,387
Templeton Foriegn Securities Fund (Grandmaster™)	509	8,102	2,704	11,315	2,801	(10,654)	172,334	(51)	164,430	175,745	147,321	323,066	186	(716)	10,640	10,110
Templeton Foriegn Securities Fund (Pinnacleplus™)	(1,585)	4,689	22,595	25,699	68,891	(4,747)	24,591	(294)	88,441	114,140	237,147	351,287	5,005	(365)	1,715	6,355

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units

Non-Affiliated Class 2 (continued):
Templeton Foreign Securities Fund (AnnuiChoice™)	$(69)	$1,311	$10,376	$11,618	$18,321	$(3,468)	$67,286	$(337)	$81,802	$93,420	$60,765	$154,185	1,234	(245)	4,407	5,396
Templeton Growth Securities (AnnuiChoice™)	5	2,656	6,872	9,533	1	(3,910)	56,986	(370)	52,707	62,240	76,638	138,878	1	(287)	3,908	3,622
Templeton Growth Securities (GrandMaster flex3™)	(2,307)	3,642	39,250	40,585	218,720	(4,483)	117,505	(109)	331,633	372,218	288,140	660,358	15,118	(316)	8,191	22,993
Templeton Growth Securities (Grandmaster™)	(841)	25,134	(1,989)	22,304	1,125	(100,863)	114,476	(86)	14,652	36,956	326,825	363,781	80	(7,094)	7,838	824
Templeton Growth Securities (IQ Annuity™)	(868)	5,364	15,769	20,265	130,694	(2,659)	67,808	(159)	195,684	215,949	137,866	353,815	8,909	(197)	4,715	13,427
Templeton Growth Securities (Pinnacleplus™)	(1,713)	1,188	39,116	38,591	180,497	(8,204)	283,310	(130)	455,473	494,064	104,649	598,713	13,840	(619)	21,308	34,529
Templeton Growth Securities Standard (IQ Advisor™)(December 13)*	(2)	—	32	30	5,540	—	13	—	5,553	5,583	—	5,583	456	—	1	457
Van Kampen LIT Comstock (AnnuiChoice™)	339	27,791	(20,985)	7,145	8,533	(30,537)	(93,083)	(831)	(115,918)	(108,773)	354,617	245,844	592	(2,108)	(6,532)	(8,048)
Van Kampen LIT Comstock (GrandMaster flex3™)	(1,802)	12,819	21	11,038	44,434	(2,185)	97,524	(42)	139,731	150,769	137,809	288,578	3,174	(157)	7,063	10,080
Van Kampen LIT Comstock (Grandmaster™)	1,848	154,470	(126,196)	30,122	21,519	(112,913)	(1,826,091)	(895)	(1,918,380)	(1,888,258)	2,249,357	361,099	1,531	(8,074)	(125,978)	(132,521)
Van Kampen LIT Comstock (IQ Annuity™)	(1,345)	1,205	7,782	7,642	163,433	(91)	8,414	(4)	171,752	179,394	6,788	186,182	11,632	(7)	600	12,225
Van Kampen LIT Comstock (Pinnacleplus™)	(1,846)	13,771	(4,144)	7,781	56,097	(15,486)	47,734	(131)	88,214	95,995	189,508	285,503	4,372	(1,207)	3,692	6,857
Van Kampen LIT Emerging Growth (AnnuiChoice™)	(80)	1,381	(301)	1,000	8,425	—	(13,273)	—	(4,848)	(3,848)	3,848	—	676	—	(979)	(303)
Van Kampen LIT Emerging Growth (GrandMaster flex3™)	(254)	341	790	877	—	—	(4,734)	(9)	(4,743)	(3,866)	17,785	13,919	—	(1)	(370)	(371)
Van Kampen LIT Emerging Growth (Grandmaster™)	(96)	280	(3)	181	—	(29)	(4,361)	(5)	(4,395)	(4,214)	9,911	5,697	—	(3)	(358)	(361)
Van Kampen LIT Emerging Growth (IQ Annuity™)	(17)	1	84	68	—	—	—	(9)	(9)	59	1,158	1,217	—	(1)	—	(1)
Van Kampen LIT Emerging Growth (Pinnacleplus™)	(1,169)	117	5,264	4,212	748	—	2,224	(20)	2,952	7,164	69,467	76,631	67	(2)	201	266
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	3,585	(125)	2,081	5,541	625	(10,307)	48,070	(10)	38,378	43,919	53,028	96,947	45	(748)	3,267	2,564
Van Kampen UIF Emerging Markets Debt (Pinnacleplus™)	13,289	323	7,520	21,132	—	(6,239)	212,745	(230)	206,276	227,408	63,048	290,456	—	(513)	17,431	16,918
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	(540)	3,823	22,433	25,716	—	(1,950)	33,173	(307)	30,916	56,632	61,671	118,303	—	(111)	1,684	1,573
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	(1,618)	5,702	41,028	45,112	—	(83)	227,605	(169)	227,353	272,465	47,892	320,357	—	(12)	11,247	11,235
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	(2,817)	91,326	(12,688)	75,821	8,000	(14,175)	5,620	(64)	(619)	75,202	256,749	331,951	370	(805)	138	(297)
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	(1,508)	76,210	312	75,014	—	(31,270)	(30,567)	(18)	(61,855)	13,159	16,462	29,621	—	(1,459)	1,804	345
Van Kampen UIF Emerging Markets Equity (Pinnacleplus™)	(2,538)	34,549	38,269	70,280	22,066	(2,936)	246,413	(144)	265,399	335,679	43,617	379,296	1,278	(179)	14,965	16,064
Van Kampen UIF U. S. Real Estate (Pinnacleplus™)	(1,590)	21,342	73,388	93,140	162,125	(11,757)	214,741	(584)	364,525	457,665	317,708	775,373	10,259	(753)	13,712	23,218
Van Kampen UIF U.S. Real Estate (Grandmaster™)	689	147,843	(57,553)	90,979	700	(151,558)	60,303	(77)	(90,632)	347	533,539	533,886	42	(8,802)	4,870	(3,890)
Van Kampen UIF U.S. Real Estate (IQ Annuity™)	(30)	905	(1,000)	(125)	—	—	(6,280)	—	(6,280)	(6,405)	6,405	—	—	—	(357)	(357)
Non-Affiliated Class B:
Scudder VIT EAFE Equity Index (AnnuiChoice™)(July 22)**	9,577	35,485	(51,169)	(6,107)	321,667	(3,376)	(628,713)	(809)	(311,231)	(317,338)	317,338	—	25,708	(345)	(51,247)	(25,884)
Scudder VIT EAFE Equity Index (GrandMaster flex3™)(July 22)**	1,938	5,178	(8,821)	(1,705)	16,347	(113)	(112,220)	(46)	(96,032)	(97,737)	97,737	—	1,324	(13)	(9,193)	(7,882)
Scudder VIT EAFE Equity Index (Grandmaster™)(July 22)**	1,426	16,604	(19,316)	(1,286)	318	(30,288)	(95,726)	(30)	(125,726)	(127,012)	127,012	—	28	(2,645)	(8,248)	(10,865)
Scudder VIT EAFE Equity Index (IQ3™)(July 22)**	6,615	60,021	(72,774)	(6,138)	70,689	(5,838)	(499,300)	(95)	(434,544)	(440,682)	440,682	—	5,957	(508)	(42,388)	(36,939)
Scudder VIT EAFE Equity Index (Pinnacleplus™)(July 22)**	3,007	21,451	(26,370)	(1,912)	7,398	(1,023)	(222,320)	(119)	(216,064)	(217,976)	217,976	—	536	(84)	(16,145)	(15,693)
Scudder VIT Equity 500 Index (AnnuiChoice™)	681	39,356	(9,959)	30,078	22,507	(42,447)	247,229	(3,127)	224,162	254,240	629,808	884,048	1,932	(3,864)	21,355	19,423
Scudder VIT Equity 500 Index (GrandMaster flex3™)	(2,570)	27,576	(1,285)	23,721	30,375	(25,839)	345,893	(760)	349,669	373,390	984,007	1,357,397	2,620	(2,230)	28,192	28,582
Scudder VIT Equity 500 Index (Grandmaster™)	(482)	76,158	14,009	89,685	36,540	(799,609)	(238,176)	(1,326)	(1,002,571)	(912,886)	4,143,952	3,231,066	3,381	(74,259)	(21,243)	(92,121)
Scudder VIT Equity 500 Index (IQ3™)	(864)	20,134	(10,651)	8,619	30,992	(8,662)	(169,541)	(368)	(147,579)	(138,960)	420,409	281,449	2,737	(791)	(14,782)	(12,836)
Scudder VIT Equity 500 Index (Pinnacleplus™)	(4,515)	5,319	33,258	34,062	201,742	(38,415)	136,963	(235)	300,055	334,117	813,222	1,147,339	17,107	(3,235)	11,503	25,375
Scudder VIT Small Cap Index (AnnuiChoice™)	(611)	13,361	(14,427)	(1,677)	44,106	(67,870)	4,766	(500)	(19,499)	(21,176)	190,723	169,547	3,388	(5,707)	302	(2,017)
Scudder VIT Small Cap Index (GrandMaster flex3™)	(1,675)	10,812	(6,206)	2,931	30,595	(2,867)	(20,925)	(60)	6,743	9,674	211,709	221,383	2,284	(217)	(1,740)	327
Scudder VIT Small Cap Index (Grandmaster™)	(788)	14,053	(14,133)	(868)	—	—	156,408	(12)	156,396	155,528	231,018	386,546	—	(1)	12,594	12,593
Scudder VIT Small Cap Index (IQ3™)	(1,001)	10,671	(7,652)	2,018	20,500	(4,091)	28,165	(154)	44,420	46,438	86,693	133,131	1,665	(346)	2,085	3,404
Scudder VIT Small Cap Index (Pinnacleplus™)	(4,462)	11,288	5,024	11,850	37,143	(7,332)	41,929	(204)	71,536	83,386	389,847	473,233	2,857	(574)	3,179	5,462

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2004

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year

													Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™) (November 22)*	$1,931	$1	$333	$2,265	$—	$(50)	$360,020	$(505)	$359,465	$361,730	$—	$361,730	—	(54)	35,276	35,222
Touchstone Aggressive ETF (GrandMaster flex3™) (November 22)*	835	—	(938)	(103)	—	—	147,909	—	147,909	147,806	—	147,806	—	—	14,392	14,392
Touchstone Aggressive ETF (Grandmaster™) (November 22)*	9,435	26	2,518	11,979	414	(739)	1,814,291	(11)	1,813,955	1,825,934	—	1,825,934	40	(73)	177,826	177,793
Touchstone Aggressive ETF (IQ Annuity™) (November 22)*	134	—	(69)	65	—	—	25,004	—	25,004	25,069	—	25,069	—	—	2,441	2,441
Touchstone Aggressive ETF (Pinnacleplus™) (November 22)*	154	—	(7)	147	6,875	—	24,192	(3)	31,064	31,211	—	31,211	679	—	2,360	3,039
Touchstone Balanced (AnnuiChoice™)	238	1,989	10,435	12,662	—	(4,576)	59,608	(782)	54,250	66,912	149,904	216,816	—	(476)	5,010	4,534
Touchstone Balanced (GrandMaster flex3™)	(712)	4,768	21,875	25,931	126,758	(1,316)	96,925	(59)	222,308	248,239	167,864	416,103	10,865	(119)	8,476	19,222
Touchstone Balanced (Grandmaster™) (May 1)*	24	—	(8)	16	—	—	3,092	(3)	3,089	3,105	—	3,105	—	—	287	287
Touchstone Balanced (IQ Annuity™)	(1,579)	20,919	8,613	27,953	61,985	(13,770)	11,749	(262)	59,702	87,655	233,509	321,164	5,622	(1,308)	1,695	6,009
Touchstone Balanced (Pinnacleplus™)	795	1,484	9,605	11,884	180,344	(1,045)	91,470	(135)	270,634	282,518	21,462	303,980	15,740	(105)	8,166	23,801
Touchstone Baron Small Cap (AnnuiChoice™)	(1,814)	4,430	53,813	56,429	11,993	(1,197)	169,900	(819)	179,877	236,306	127,042	363,348	833	(152)	13,267	13,948
Touchstone Baron Small Cap (GrandMaster flex3™)	(2,730)	5,983	43,697	46,950	107,146	(1,032)	50,078	(46)	156,146	203,096	94,732	297,828	9,123	(92)	4,033	13,064
Touchstone Baron Small Cap (Grandmaster™) (May 1)*	(512)	2,385	13,936	15,809	13,823	(3,531)	133,657	(51)	143,898	159,707	—	159,707	1,416	(321)	12,451	13,546
Touchstone Baron Small Cap (IQ Annuity™)	(12,455)	29,789	185,624	202,958	84,137	(78,738)	(7,486)	(673)	(2,760)	200,198	793,554	993,752	7,047	(6,859)	(582)	(394)
Touchstone Baron Small Cap (Pinnacleplus™)	(1,891)	335	31,551	29,995	97,960	(790)	97,051	(97)	194,124	224,119	23,294	247,413	7,920	(67)	7,875	15,728
Touchstone Conservative ETF (Grandmaster™) (November 22)*	18	—	(8)	10	—	—	1,402	—	1,402	1,412	—	1,412	—	—	139	139
Touchstone Conservative ETF (IQ Annuity™) (November 22)*	321	—	(238)	83	—	—	25,002	—	25,002	25,085	—	25,085	—	—	2,469	2,469
Touchstone Conservative ETF (Pinnacleplus™) (November 22)*	407	—	(248)	159	6,875	—	25,011	—	31,886	32,045	—	32,045	682	—	2,472	3,154
Touchstone Core Bond (AnnuiChoice™)	9,500	653	(1,274)	8,879	64,552	(29,910)	(102,533)	(1,908)	(69,799)	(60,920)	403,115	342,195	5,726	(2,827)	(9,091)	(6,192)
Touchstone Core Bond (GrandMaster flex3™)	12,917	(1,859)	(2,680)	8,378	224,868	(7,195)	(61,784)	(163)	155,726	164,104	345,256	509,360	21,049	(686)	(5,710)	14,653
Touchstone Core Bond (Grandmaster™) (May 1)*	1,531	—	(1,443)	88	—	(300)	40,499	—	40,199	40,287	—	40,287	—	(29)	3,948	3,919
Touchstone Core Bond (IQ Annuity™)	12,910	(1,548)	(2,652)	8,710	42,706	(40,733)	13,734	(994)	14,713	23,423	484,439	507,862	3,872	(3,804)	1,240	1,308
Touchstone Core Bond (Pinnacleplus™)	4,260	(10)	(3,036)	1,214	46,409	(3,895)	63,522	(19)	106,017	107,231	17,834	125,065	4,633	(388)	6,314	10,559
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	—	(47)	4,866	4,819	47	(121)	(25)	(118)	(217)	4,602	35,164	39,766	5	(26)	1	(20)
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	(81)	106	2,934	2,959	7,627	(93)	6,752	(12)	14,274	17,233	10,700	27,933	680	(9)	598	1,269
Touchstone Eagle Capital Appreciation (IQ Annuity™)	(928)	4,378	23,656	27,106	18,707	(1,930)	(27,742)	(206)	(11,171)	15,935	218,354	234,289	2,000	(227)	(3,010)	(1,237)
Touchstone Eagle Capital Appreciation (Pinnacleplus™)	(37)	206	4,918	5,087	13,160	(999)	10,841	(35)	22,967	28,054	17,933	45,987	1,196	(93)	953	2,056
Touchstone Emerging Growth (AnnuiChoice™)	14,283	50,366	(29,246)	35,403	113,973	(331,417)	263,856	(963)	45,449	80,852	276,195	357,047	9,890	(29,004)	22,987	3,873
Touchstone Emerging Growth (GrandMaster flex3™)	3,891	208	5,948	10,047	64,445	(216)	13,130	(11)	77,348	87,395	13,276	100,671	5,537	(19)	1,094	6,612
Touchstone Emerging Growth (Grandmaster™) (May 1)*	5,468	1	9,290	14,759	4,040	—	105,688	—	109,728	124,487	—	124,487	411	—	11,180	11,591
Touchstone Emerging Growth (IQ Annuity™)	13,443	37,092	(16,608)	33,927	58,521	(21,788)	(10,213)	(318)	26,202	60,129	326,152	386,281	4,428	(1,738)	(792)	1,898
Touchstone Emerging Growth (Pinnacleplus™)	8,770	337	6,692	15,799	118,023	(2,735)	59,665	(222)	174,731	190,530	47,576	238,106	9,762	(249)	5,050	14,563
Touchstone Enhanced Dividend 30 (AnnuiChoice™)	(457)	13,531	(12,869)	205	—	—	(58,726)	(303)	(59,029)	(58,824)	66,110	7,286	—	(31)	(5,934)	(5,965)
Touchstone Enhanced Dividend 30 (GrandMaster flex3™)	543	755	1,133	2,431	22,390	—	18,005	(10)	40,385	42,816	8,799	51,615	2,072	(1)	1,737	3,808
Touchstone Enhanced Dividend 30 (Grandmaster™) (May 1)*	465	10	568	1,043	—	(202)	24,109	—	23,907	24,950	—	24,950	—	(20)	2,376	2,356
Touchstone Enhanced Dividend 30 (IQ Annuity™)	(349)	3,484	(3,953)	(818)	111	(1,715)	(31,203)	(33)	(32,840)	(33,658)	34,216	558	11	(171)	(3,158)	(3,318)
Touchstone Enhanced Dividend 30 (Pinnacleplus™)	319	(31)	765	1,053	33,512	(725)	4,838	(5)	37,620	38,673	—	38,673	2,979	(67)	445	3,357
Touchstone Enhanced ETF (GrandMaster flex3™) (November 22)*	8	—	38	46	—	—	3,010	—	3,010	3,056	—	3,056	—	—	291	291
Touchstone Enhanced ETF (Grandmaster™) (November 22)*	727	2	3,388	4,117	—	—	270,218	(12)	270,206	274,323	—	274,323	—	(1)	26,127	26,126
Touchstone Enhanced ETF (Pinnacleplus™) (November 22)*	47	—	218	265	—	—	18,761	—	18,761	19,026	—	19,026	—	—	1,812	1,812
Touchstone Growth & Income (AnnuiChoice™)	717	894	6,259	7,870	3	(1,356)	(1,823)	(392)	(3,568)	4,302	88,144	92,446	—	(150)	(158)	(308)
Touchstone Growth & Income (GrandMaster flex3™)	364	382	9,282	10,028	—	—	(89)	—	(89)	9,939	119,589	129,528	—	—	—	—
Touchstone Growth & Income (IQ Annuity™)	800	16,772	(2,242)	15,330	—	(99,026)	158,962	(135)	59,801	75,131	197,708	272,839	—	(8,946)	13,744	4,798
Touchstone Growth & Income (Pinnacleplus™)	579	333	4,549	5,461	15,392	(1,393)	46,270	(81)	60,188	65,649	13,941	79,590	1,336	(125)	4,020	5,231
Touchstone High Yield (AnnuiChoice™)	15,160	9,116	(4,420)	19,856	71,967	(46,404)	(76,373)	(1,048)	(51,858)	(32,002)	279,252	247,250	5,369	(3,593)	(5,900)	(4,124)
Touchstone High Yield (GrandMaster flex3™)	28,391	11,886	(10,325)	29,952	168,400	(1,662)	(55,360)	(252)	111,126	141,078	347,309	488,387	13,466	(157)	(4,583)	8,726
Touchstone High Yield (Grandmaster™)	23,649	2,632	(21,022)	5,259	—	(700)	337,450	(3)	336,747	342,006	—	342,006	—	(66)	32,119	32,053
Touchstone High Yield (IQ Annuity™)	20,236	(9,471)	18,468	29,233	27,526	(85,718)	(53,704)	(589)	(112,485)	(83,252)	447,077	363,825	2,130	(6,781)	(4,105)	(8,756)
Touchstone High Yield (Pinnacleplus™)	20,721	(337)	(10,682)	9,702	114,538	(8,315)	180,658	(72)	286,809	296,511	25,067	321,578	10,537	(764)	16,134	25,907
Touchstone Moderate ETF (AnnuiChoice™) (November 22)*	38	—	78	116	—	—	7,466	—	7,466	7,582	—	7,582	—	—	739	739
Touchstone Moderate ETF (GrandMaster flex3™) (November 22)*	1,607	—	(525)	1,082	—	—	301,929	—	301,929	303,011	—	303,011	—	—	29,562	29,562
Touchstone Moderate ETF (Grandmaster™) (November 22)*	607	—	1,204	1,811	—	—	124,377	—	124,377	126,188	—	126,188	—	—	12,311	12,311
Touchstone Moderate ETF (IQ Annuity™) (November 22)*	2,370	4	721	3,095	301,869	—	182,756	(4)	484,621	487,716	—	487,716	29,541	—	18,041	47,582
Touchstone Moderate ETF (Pinnacleplus™) (November 22)*	1,566	5	3,681	5,252	13,751	—	340,844	—	354,595	359,847	—	359,847	1,362	—	33,745	35,107

See accompanying notes.

* - 2004 inception date of division.

** - 2004 closing date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year

													Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Money Market (AnnuiChoice™)	$1,421	$—	$—	$1,421	$—	$(34,996)	$(150)	$(2,511)	$(37,657)	$(36,236)	$459,358	$423,122	—	(3,708)	—	(3,708)
Touchstone Third Avenue Value (AnnuiChoice™)	(7,568)	49,840	174,829	217,101	181,700	(200,739)	(156,772)	(3,649)	(179,460)	37,641	916,851	954,492	15,431	(17,252)	(11,644)	(13,465)
Touchstone Third Avenue Value (GrandMaster flex3™)	(4,099)	10,516	89,379	95,796	302,904	(2,941)	163,359	(304)	463,018	558,814	173,839	732,653	24,517	(272)	12,666	36,911
Touchstone Third Avenue Value (Grandmaster™) (May 1)*	(316)	2,167	31,195	33,046	15,382	(4,886)	262,555	(42)	273,009	306,055	—	306,055	1,472	(455)	24,152	25,169
Touchstone Third Avenue Value (IQ Annuity™)	(25,683)	38,207	463,689	476,213	206,938	(162,562)	44,939	(1,831)	87,484	563,697	1,977,646	2,541,343	17,330	(14,121)	3,129	6,338
Touchstone Third Avenue Value (Pinnacleplus™)	(4,197)	2,277	98,524	96,604	567,422	(4,367)	70,757	(288)	633,524	730,128	17,704	747,832	44,122	(354)	5,214	48,982
Touchstone Value Plus (AnnuiChoice™)	(456)	2,605	15,963	18,112	(17)	(2,444)	(5,801)	(925)	(9,187)	8,925	199,120	208,045	—	(357)	(626)	(983)
Touchstone Value Plus (GrandMaster flex3™)	(689)	14,948	(5,982)	8,277	26,189	(783)	(48,430)	(9)	(23,033)	(14,756)	115,898	101,142	2,336	(74)	(4,440)	(2,178)
Touchstone Value Plus (Grandmaster™) (May 1)*	128	26	3,448	3,602	—	(225)	38,496	—	38,271	41,873	—	41,873	—	(22)	3,860	3,838
Touchstone Value Plus (IQ Annuity™)	(1,592)	17,797	1,304	17,509	27,116	(72,187)	9,781	(170)	(35,460)	(17,951)	234,387	216,436	2,882	(7,763)	1,038	(3,843)
Touchstone Value Plus (Pinnacleplus™)	(544)	266	12,123	11,845	99,323	(3,240)	51,864	—	147,947	159,792	27,357	187,149	8,855	(287)	4,494	13,062
Non-Affiliated:
JP Morgan Bond (AnnuiChoice™)	30,888	(12,043)	(118)	18,727	286,301	(237,646)	(102,010)	(2,462)	(55,817)	(37,090)	646,598	609,508	25,799	(21,520)	(9,434)	(5,155)
JP Morgan Bond (GrandMaster flex3™)	12,675	(4,084)	1,933	10,524	133,742	(1,122)	(44,611)	(237)	87,772	98,296	317,691	415,987	12,581	(126)	(4,301)	8,154
JP Morgan Bond (Grandmaster™) (May 1)*	(150)	2	491	343	—	(200)	53,480	—	53,280	53,623	—	53,623	—	(19)	5,195	5,176
JP Morgan Bond (IQ3™)	5,923	(859)	(231)	4,833	79,142	(29,478)	15,603	(620)	64,647	69,480	141,620	211,100	7,260	(2,776)	1,421	5,905
JP Morgan Bond (Pinnacleplus™)	4,078	(699)	3,908	7,287	114,836	(17,414)	104,773	(193)	202,002	209,289	91,031	300,320	11,632	(1,749)	10,431	20,314
JP Morgan International Equity (AnnuiChoice™)	(568)	881	24,561	24,874	34,451	(1,717)	195,597	(645)	227,686	252,560	59,003	311,563	2,762	(208)	16,856	19,410
JP Morgan International Equity (GrandMaster flex3™)	(660)	250	11,526	11,116	23,220	—	4,841	(17)	28,044	39,160	53,229	92,389	1,995	(2)	440	2,433
JP Morgan International Equity (Grandmaster™) (May 1)*	(1,743)	120	59,332	57,709	952	(2,549)	861,472	(65)	859,810	917,519	—	917,519	85	(232)	78,769	78,622
JP Morgan International Equity (IQ3™)	(526)	12,883	(3,791)	8,566	22,272	(5,606)	(87,810)	(38)	(71,182)	(62,616)	129,927	67,311	2,080	(527)	(8,494)	(6,941)
JP Morgan International Equity (Pinnacleplus™)	(202)	22	3,818	3,638	20,837	—	10,984	(20)	31,801	35,439	7,676	43,115	1,594	(1)	875	2,468
JP Morgan Mid Cap Value (AnnuiChoice™)	(535)	323	14,940	14,728	112,826	(459)	2,615	(63)	114,919	129,647	7,630	137,277	8,875	(42)	203	9,036
JP Morgan Mid Cap Value (GrandMaster flex3™)	(822)	679	18,786	18,643	62,446	(1,217)	1,882	(270)	62,841	81,484	59,419	140,903	4,886	(121)	152	4,917
JP Morgan Mid Cap Value (Grandmaster™) (May 1)*	(53)	94	1,218	1,259	—	(137)	52,883	(1)	52,745	54,004	—	54,004	—	(12)	4,708	4,696
JP Morgan Mid Cap Value (IQ3™)	(524)	5,974	5,960	11,410	27,411	(1,528)	39,967	(96)	65,754	77,164	24,240	101,404	2,042	(130)	3,263	5,175
JP Morgan Mid Cap Value (Pinnacleplus™)	(2,052)	594	44,563	43,105	203,894	(7,502)	74,814	(71)	271,135	314,240	93,219	407,459	16,919	(633)	5,989	22,275
Affiliated Initial Class:
Touchstone Money Market (GrandMaster flex3™)	(156)	—	—	(156)	(21)	(905)	(14,588)	(108)	(15,622)	(15,778)	64,624	48,846	—	(104)	(1,475)	(1,579)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	175,199	260,013	2,347,755	2,782,967	57,963	(3,907,925)	13,436	(11,436)	(3,847,962)	(1,064,995)	30,654,242	29,589,247	1,259	(85,768)	788	(83,721)
Fidelity VIP Growth (Grandmaster™)	(228,290)	(4,723,138)	5,191,407	239,979	97,503	(3,186,464)	(4,070,866)	(10,269)	(7,170,096)	(6,930,117)	23,678,531	16,748,414	1,849	(61,765)	(76,899)	(136,815)
Fidelity VIP High Income (Grandmaster™)	762,618	536,347	(643,821)	655,144	11,791	(1,815,646)	(1,303,846)	(4,172)	(3,111,873)	(2,456,729)	11,159,101	8,702,372	802	(122,519)	(92,173)	(213,890)
Fidelity VIP II Asset Manager (Grandmaster™)	127,754	(398,205)	800,840	530,389	29,656	(1,567,477)	2,541,786	(4,597)	999,368	1,529,757	11,343,579	12,873,336	984	(52,601)	86,095	34,478
Fidelity VIP II Asset Manager: Growth (Grandmaster™) (May 7)**	53,937	(541,288)	478,063	(9,288)	14,496	(239,750)	(2,803,351)	(486)	(3,029,091)	(3,038,379)	3,038,379	—	769	(12,637)	(152,280)	(164,148)
Fidelity VIP II Contrafund (Grandmaster™)	(259,423)	887,514	2,668,248	3,296,339	138,524	(3,899,320)	(441,684)	(10,079)	(4,212,559)	(916,220)	26,769,142	25,852,922	4,868	(136,573)	(15,263)	(146,968)
Fidelity VIP II Index 500 (Grandmaster™)	12,911	1,318,254	(144,558)	1,186,607	65,795	(1,932,087)	(4,380,281)	(7,622)	(6,254,195)	(5,067,588)	17,815,264	12,747,676	2,510	(73,731)	(165,806)	(237,027)
Fidelity VIP II Investment Grade Bond (Grandmaster™)	510,378	(177,380)	(192,070)	140,928	32,139	(2,865,464)	(2,138,981)	(1,966)	(4,974,272)	(4,833,344)	9,861,630	5,028,286	1,290	(115,137)	(88,424)	(202,271)
Fidelity VIP III Balanced (Grandmaster™)	29,094	(21,593)	142,252	149,753	24,269	(709,757)	543,511	(1,762)	(143,739)	6,014	3,813,946	3,819,960	1,832	(54,346)	41,517	(10,997)
Fidelity VIP III Growth & Income (Grandmaster™)	(29,619)	128,152	127,982	226,515	21,320	(909,547)	(866,459)	(3,075)	(1,757,761)	(1,531,246)	7,835,317	6,304,071	1,473	(63,465)	(62,399)	(124,391)
Fidelity VIP III Growth Opportunities (Grandmaster™)	(18,809)	(21,520)	157,034	116,705	13,636	(395,555)	(86,890)	(1,306)	(470,115)	(353,410)	2,575,849	2,222,439	1,310	(38,503)	(8,774)	(45,967)
Fidelity VIP Overseas (Grandmaster™)	(9,860)	181,555	458,287	629,982	32,762	(1,024,693)	35,434	(2,753)	(959,250)	(329,268)	6,268,650	5,939,382	1,360	(43,419)	687	(41,372)
Affiliated Service Class:
Touchstone Money Market (AnnuiChoice™)	652	—	—	652	57,086	(420,560)	(402,391)	(14,455)	(780,320)	(779,668)	2,723,083	1,943,415	6,468	(44,370)	(40,416)	(78,318)
Touchstone Money Market (GrandMaster flex3™)	(7,273)	—	—	(7,273)	2,670,450	(308,790)	(1,497,752)	(239)	863,669	856,396	399,954	1,256,350	268,797	(31,192)	(150,985)	86,620
Touchstone Money Market (Grandmaster™)	(7,574)	—	—	(7,574)	183,349	(10,021,666)	1,531,724	(3,256)	(8,309,849)	(8,317,423)	13,874,731	5,557,308	18,405	(1,006,327)	153,677	(834,245)
Touchstone Money Market (IQ Annuity™)	(95)	—	—	(95)	—	(1,817)	(8,266)	(103)	(10,186)	(10,281)	70,501	60,220	—	(191)	(826)	(1,017)
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	(62,569)	314,496	701,300	953,227	33,871	(511,879)	(334,691)	(1,115)	(813,814)	139,413	4,806,978	4,946,391	1,642	(24,776)	(16,865)	(39,999)
MFS Capital Opportunities (AnnuiChoice™)	(905)	(1,426)	14,764	12,433	—	(8,467)	28,241	(423)	19,351	31,784	90,880	122,664	—	(1,043)	3,437	2,394
MFS Capital Opportunities (GrandMaster flex3™)	(1,091)	542	14,392	13,843	—	(5,675)	117,248	(32)	111,541	125,384	—	125,384	—	(516)	11,505	10,989

See accompanying notes.

* - 2004 inception date of division.

** - 2004 closing date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class (continued):
MFS Capital Opportunities (Grandmaster™)	$(1,413)	$9,316	$2,107	$10,010	$1,303	$(16,990)	$(45,944)	$(63)	$(61,694)	$(51,684)	$113,791	$62,107	185	(2,263)	(6,234)	(8,312)
MFS Capital Opportunities (IQ Annuity™)	(3,451)	4,809	30,132	31,490	13,696	(36,921)	115,075	(109)	91,741	123,231	197,288	320,519	2,054	(5,659)	17,487	13,882
MFS Capital Opportunities (Pinnacleplus™)	(570)	30	6,690	6,150	—	—	51,087	(23)	51,064	57,214	573	57,787	—	(2)	4,801	4,799
MFS Emerging Growth (AnnuiChoice™)	(87)	28	2,280	2,221	—	—	14,514	(153)	14,361	16,582	1,070	17,652	—	(18)	1,754	1,736
MFS Emerging Growth (GrandMaster flex3™)	(458)	5,369	(3,083)	1,828	—	—	(451)	—	(451)	1,377	27,999	29,376	—	—	(148)	(148)
MFS Emerging Growth (Grandmaster™)	(659)	2,650	3,891	5,882	—	(7,767)	21,367	(31)	13,569	19,451	38,533	57,984	—	(929)	2,584	1,655
MFS Emerging Growth (IQ Annuity™)	(6,722)	61,562	(8,661)	46,179	33,685	(117,042)	(81,619)	(398)	(165,374)	(119,195)	564,380	445,185	5,588	(20,078)	(13,994)	(28,484)
MFS Emerging Growth (Pinnacleplus™)	(79)	(400)	1,135	656	—	—	11,121	(12)	11,109	11,765	2,241	14,006	—	(1)	980	979
MFS Investors Growth Stock (AnnuiChoice™)	(499)	161	6,447	6,109	94	—	53,557	(203)	53,448	59,557	14,356	73,913	11	(23)	6,180	6,168
MFS Investors Growth Stock (GrandMaster flex3™)	(653)	1,579	2,449	3,375	15,000	(89)	(9,900)	(137)	4,874	8,249	37,155	45,404	1,542	(22)	(1,009)	511
MFS Investors Growth Stock (Grandmaster™)	(278)	827	996	1,545	—	(1,740)	5,850	(5)	4,105	5,650	14,612	20,262	—	(201)	698	497
MFS Investors Growth Stock (IQ Annuity™)	(763)	152	5,599	4,988	4,000	—	23,072	(174)	26,898	31,886	35,212	67,098	650	(27)	3,731	4,354
MFS Investors Growth Stock (Pinnacleplus™)	(1,101)	72	5,745	4,716	13,753	(213)	29,387	(37)	42,890	47,606	36,741	84,347	1,294	(23)	2,778	4,049
MFS Investors Trust (AnnuiChoice™) (May 7)**	13	2,554	(2,980)	(413)	—	—	(17,249)	(9)	(17,258)	(17,671)	17,671	—	—	(1)	(1,891)	(1,892)
MFS Investors Trust (GrandMaster flex3™) (May 7)**	(59)	2,318	(4,409)	(2,150)	17,248	—	(72,460)	—	(55,212)	(57,362)	57,362	—	1,675	—	(7,180)	(5,505)
MFS Investors Trust (Grandmaster™) (May 7)**	(131)	14,025	(15,060)	(1,166)	—	(2,136)	(87,393)	(8)	(89,537)	(90,703)	90,703	—	—	(231)	(9,596)	(9,827)
MFS Investors Trust (IQ Annuity™) (May 7)**	(100)	1,992	(4,727)	(2,835)	—	(2,908)	(109,498)	(44)	(112,450)	(115,285)	115,285	—	—	(372)	(14,314)	(14,686)
MFS Investors Trust (Pinnacleplus™) (May 7)**	(25)	185	(1,379)	(1,219)	871	—	(27,908)	(2)	(27,039)	(28,258)	28,258	—	80	—	(2,682)	(2,602)
MFS Mid Cap Growth (AnnuiChoice™)	(2,700)	21,733	3,657	22,690	12,474	(1,287)	(120,960)	(1,311)	(111,084)	(88,394)	282,804	194,410	1,477	(327)	(15,873)	(14,723)
MFS Mid Cap Growth (GrandMaster flex3™)	(1,103)	10,538	(1,917)	7,518	42,780	(625)	6,825	(154)	48,826	56,344	39,096	95,440	3,824	(70)	535	4,289
MFS Mid Cap Growth (Grandmaster™)	(16,175)	21,702	141,991	147,518	14,036	(77,934)	38,962	(644)	(25,580)	121,938	1,185,234	1,307,172	2,218	(12,493)	6,121	(4,154)
MFS Mid Cap Growth (IQ Annuity™)	(2,285)	30,075	(5,234)	22,556	13,718	(7,268)	(121,986)	(82)	(115,618)	(93,062)	257,038	163,976	2,296	(1,283)	(20,845)	(19,832)
MFS Mid Cap Growth (Pinnacleplus™)	(1,213)	139	8,000	6,926	86,760	(1,452)	9,708	(86)	94,930	101,856	—	101,856	7,554	(135)	889	8,308
MFS New Discovery (AnnuiChoice™)	(1,505)	137	10,784	9,416	—	(3,329)	19,584	(725)	15,530	24,946	148,946	173,892	—	(414)	2,173	1,759
MFS New Discovery (GrandMaster flex3™)	(817)	(69)	11,858	10,972	25,459	—	213,963	—	239,422	250,394	—	250,394	2,320	—	20,157	22,477
MFS New Discovery (Grandmaster™)	(4,875)	41,855	(33,038)	3,942	—	(17,497)	(116,064)	(54)	(133,615)	(129,673)	416,894	287,221	—	(2,077)	(14,521)	(16,598)
MFS New Discovery (IQ Annuity™)	(2,074)	26,342	(16,692)	7,576	493	(970)	(34,059)	(51)	(34,587)	(27,011)	150,828	123,817	63	(126)	(4,144)	(4,207)
MFS New Discovery (Pinnacleplus™)	(113)	(156)	182	(87)	4,571	—	(183)	(8)	4,380	4,293	3,158	7,451	395	(1)	(35)	359
MFS Research (AnnuiChoice™) (May 7)**	302	6,218	(6,250)	270	—	—	(53,608)	(71)	(53,679)	(53,409)	53,409	—	—	(8)	(5,829)	(5,837)
MFS Research (Grandmaster™) (May 7)**	64	2,614	(2,605)	73	—	—	(14,718)	—	(14,718)	(14,645)	14,645	—	—	—	(1,620)	(1,620)
MFS Research (IQ3™) (May 7)**	132	(992)	(59)	(919)	20,000	—	(19,789)	(1)	210	(709)	709	—	1,908	—	(1,979)	(71)
MFS Total Return (AnnuiChoice™)	4,076	52,067	26,763	82,906	349,362	(259,091)	(234,150)	(2,980)	(146,859)	(63,953)	801,697	737,744	31,944	(23,912)	(20,180)	(12,148)
MFS Total Return (GrandMaster flex3™)	(352)	2,330	18,546	20,524	107,102	(4,758)	18,255	(240)	120,359	140,883	132,585	273,468	9,685	(438)	1,624	10,871
MFS Total Return (Grandmaster™)	3,288	41,186	122,220	166,694	10,287	(206,015)	121,456	(386)	(74,658)	92,036	1,857,702	1,949,738	947	(19,308)	11,127	(7,234)
MFS Total Return (IQ Annuity™)	153	10,175	104,135	114,463	109,900	(67,487)	(43,481)	(1,317)	(2,385)	112,078	1,210,952	1,323,030	10,285	(6,375)	(4,125)	(215)
MFS Total Return (Pinnacleplus™)	(966)	3,777	40,839	43,650	191,127	(13,641)	68,108	(177)	245,417	289,067	296,678	585,745	17,543	(1,261)	6,252	22,534
Affiliated Service Class 2:
Touchstone Money Market (IQ Annuity™)	(14,252)	—	—	(14,252)	1,408,806	(2,434,946)	734,026	(3,740)	(295,854)	(310,106)	3,410,414	3,100,308	142,903	(246,419)	73,636	(29,880)
Non-Affiliated Service Class 2:
Fidelity VIP Aggressive Growth (IQ Annuity™) (May 7)**	(81)	2,148	(298)	1,769	—	(756)	(53,482)	—	(54,238)	(52,469)	52,469	—	—	(77)	(5,446)	(5,523)
Fidelity VIP Asset Manager (AnnuiChoice™)	2,196	1,062	15,142	18,400	11,496	(6,932)	193,969	(1,537)	196,996	215,396	227,772	443,168	1,049	(796)	18,305	18,558
Fidelity VIP Asset Manager (GrandMaster flex3™) (May 1)*	(636)	8	3,758	3,130	170,738	—	17,927	—	188,665	191,795	—	191,795	16,726	—	1,787	18,513
Fidelity VIP Asset Manager (IQ3™)	1,908	(1,576)	19,649	19,981	78,268	(60,389)	213,572	(284)	231,167	251,148	341,201	592,349	7,518	(6,038)	21,049	22,529
Fidelity VIP Asset Manager (Pinnacleplus™)	274	908	486	1,668	—	(31,894)	39,100	(24)	7,182	8,850	44,936	53,786	—	(3,074)	3,749	675
Fidelity VIP Asset Manager Growth (Pinnacleplus™) (May 7)**	254	149	(662)	(259)	4,200	(1,396)	(13,675)	—	(10,871)	(11,130)	11,130	—	386	(128)	(1,305)	(1,047)
Fidelity VIP Asset Manager: Growth (AnnuiChoice™) (May 7)**	3,543	32,471	(37,071)	(1,057)	—	(6,019)	(192,299)	(174)	(198,492)	(199,549)	199,549	—	—	(588)	(18,581)	(19,169)
Fidelity VIP Asset Manager: Growth (IQ Annuity™) (May 7)**	2,888	4,562	(8,965)	(1,515)	10,000	(3,325)	(185,338)	(40)	(178,703)	(180,218)	180,218	—	1,062	(360)	(20,143)	(19,441)
Fidelity VIP Balanced (AnnuiChoice™)	1,926	3,686	5,721	11,333	(72)	(11,613)	24,727	(1,222)	11,820	23,153	255,556	278,709	—	(1,208)	2,344	1,136
Fidelity VIP Balanced (GrandMaster flex3™)	(1,607)	571	11,259	10,223	236,521	(9,045)	30,807	(30)	258,253	268,476	29,668	298,144	21,147	(796)	2,784	23,135
Fidelity VIP Balanced (IQ3™)	1,579	8,295	12,811	22,685	71,913	(47,572)	(13,055)	(311)	10,975	33,660	585,122	618,782	7,240	(4,841)	(1,193)	1,206
Fidelity VIP Balanced (Pinnacleplus™)	(359)	(436)	3,610	2,815	—	(11,779)	122,560	(48)	110,733	113,548	10,889	124,437	—	(1,136)	11,644	10,508

See accompanying notes.

* - 2004 inception date of division.

** - 2004 closing date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (AnnuiChoice™)	$(5,882)	$12,125	$104,254	$110,497	$33,463	$(33,546)	$300,783	$(3,447)	$297,253	$407,750	$602,303	$1,010,053	2,781	(3,120)	25,370	25,031
Fidelity VIP Contrafund (GrandMaster flex3™)	(5,769)	33,761	44,565	72,557	265,727	(1,980)	200,681	(314)	464,114	536,671	191,699	728,370	23,296	(199)	17,139	40,236
Fidelity VIP Contrafund (IQ3™)	(22,682)	68,447	190,320	236,085	241,657	(148,174)	99,748	(932)	192,299	428,384	1,690,159	2,118,543	22,939	(14,478)	9,065	17,526
Fidelity VIP Contrafund (Pinnacleplus™)	(7,022)	1,668	71,666	66,312	545,644	(19,409)	169,810	(252)	695,793	762,105	36,875	798,980	46,581	(1,669)	14,432	59,344
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	(309)	86	303	80	—	—	(2)	(187)	(189)	(109)	32,029	31,920	—	(17)	—	(17)
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™) (May 1)*	(79)	6	2,780	2,707	26,965	—	301	—	27,266	29,973	—	29,973	2,787	—	30	2,817
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™) (May 1*)	(89)	3	2,549	2,463	—	—	30,391	—	30,391	32,854	—	32,854	—	—	3,082	3,082
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	(3,724)	14,439	(10,989)	(274)	—	(23,748)	(90,039)	(77)	(113,864)	(114,138)	352,152	238,014	—	(1,911)	(6,240)	(8,151)
Fidelity VIP Equity-Income (AnnuiChoice™)	6,032	8,652	58,912	73,596	27,390	(30,988)	(53,841)	(3,500)	(60,939)	12,657	765,703	778,360	2,494	(3,241)	(4,890)	(5,637)
Fidelity VIP Equity-Income (GrandMaster flex3™)	(2,224)	13,020	23,960	34,756	196,342	(11,208)	152,859	(83)	337,910	372,666	85,427	458,093	17,490	(1,024)	13,735	30,201
Fidelity VIP Equity-Income (IQ3™)	4,879	9,138	94,414	108,431	73,833	(162,571)	(28,352)	(1,064)	(118,154)	(9,723)	1,293,198	1,283,475	7,288	(16,680)	(3,174)	(12,566)
Fidelity VIP Equity-Income (Pinnacleplus™)	(6,153)	7,696	59,569	61,112	525,529	(40,825)	199,895	(420)	684,179	745,291	132,889	878,180	45,420	(3,582)	17,114	58,952
Fidelity VIP Growth & Income (AnnuiChoice™)	(861)	5,404	7,679	12,222	130,030	(17,095)	122,037	(790)	234,182	246,404	112,473	358,877	12,585	(1,751)	11,640	22,474
Fidelity VIP Growth & Income (GrandMaster flex3™)	(1,311)	8,378	(75)	6,992	103,772	(1,178)	21,266	(42)	123,818	130,810	29,494	160,304	9,429	(110)	1,810	11,129
Fidelity VIP Growth & Income (IQ3™)	(2,728)	7,475	5,207	9,954	115,968	(86,882)	(149,165)	(328)	(120,407)	(110,453)	518,495	408,042	12,580	(9,676)	(16,828)	(13,924)
Fidelity VIP Growth & Income (Pinnacleplus™)	(708)	444	3,721	3,457	30,521	(901)	13,624	(28)	43,216	46,673	50,795	97,468	2,855	(88)	1,317	4,084
Fidelity VIP Growth (AnnuiChoice™)	(5,073)	79,143	(63,901)	10,169	9,309	(18,761)	(157,753)	(2,517)	(169,722)	(159,553)	493,987	334,434	1,035	(2,306)	(17,098)	(18,369)
Fidelity VIP Growth (GrandMaster flex3™)	(6,688)	(2,481)	20,830	11,661	79,829	(4,172)	515,978	(36)	591,599	603,260	29,538	632,798	7,707	(407)	47,702	55,002
Fidelity VIP Growth (IQ3™)	(14,280)	9,400	(33,353)	(38,233)	26,350	(203,144)	(263,471)	(988)	(441,253)	(479,486)	1,013,460	533,974	3,795	(29,773)	(43,003)	(68,981)
Fidelity VIP Growth (Pinnacleplus™)	(1,656)	(1,448)	11,266	8,162	92,777	(9,560)	102,278	(193)	185,302	193,464	1,642	195,106	8,755	(938)	9,501	17,318
Fidelity VIP Growth Opportunities (AnnuiChoice™)	(398)	455	3,296	3,353	(41)	(5,616)	12	(200)	(5,845)	(2,492)	63,681	61,189	—	(591)	—	(591)
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	(471)	83	6,580	6,192	67,087	—	2,889	(7)	69,969	76,161	8,660	84,821	6,235	(1)	270	6,504
Fidelity VIP Growth Opportunities (IQ3™)	(284)	2,036	(1,133)	619	—	(651)	(17)	(52)	(720)	(101)	22,725	22,624	—	(79)	(58)	(137)
Fidelity VIP Growth Opportunities (Pinnacleplus™)	(843)	322	2,301	1,780	42,805	(426)	12,315	(73)	54,621	56,401	9,086	65,487	3,802	(45)	1,082	4,839
Fidelity VIP High Income (AnnuiChoice™)	33,618	(3,670)	(4,709)	25,239	174,893	(65,760)	(168,895)	(1,574)	(61,336)	(36,097)	484,078	447,981	14,050	(5,390)	(14,377)	(5,717)
Fidelity VIP High Income (GrandMaster flex3™)	98,877	(140,973)	40,157	(1,939)	236,230	(51,261)	814,754	(57)	999,666	997,727	653,384	1,651,111	20,349	(4,360)	60,681	76,670
Fidelity VIP High Income (IQ3™)	54,369	(26,529)	24,809	52,649	159,697	(28,835)	1,082,032	(545)	1,212,349	1,264,998	712,750	1,977,748	15,286	(2,812)	97,349	109,823
Fidelity VIP High Income (Pinnacleplus™)	(356)	590	12,446	12,680	143,162	(2,373)	23,559	(27)	164,321	177,001	31,186	208,187	13,274	(223)	2,148	15,199
Fidelity VIP Index 500 (AnnuiChoice™)	1,650	29,719	13,887	45,256	10,361	(36,129)	(230,574)	(3,588)	(259,930)	(214,674)	743,320	528,646	1,111	(4,129)	(25,070)	(28,088)
Fidelity VIP Index 500 (IQ3™)	(1,497)	129,370	(75,498)	52,375	20,385	(413,069)	108,293	(740)	(285,131)	(232,756)	1,075,771	843,015	2,380	(49,737)	11,469	(35,888)
Fidelity VIP Index 500 (Pinnacleplus™)	(701)	(632)	6,569	5,236	87,383	(1,723)	8,371	(50)	93,981	99,217	—	99,217	7,712	(158)	721	8,275
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	34,667	7,080	(22,149)	19,598	41,842	(39,889)	(94,731)	(3,208)	(95,986)	(76,388)	1,005,739	929,351	3,523	(3,627)	(8,883)	(8,987)
Fidelity VIP Investment Grade Bond (GrandMaster flex3™) (May 1)*	(1,024)	839	3,901	3,716	172,471	—	(13,949)	—	158,522	162,238	—	162,238	17,081	—	(1,345)	15,736
Fidelity VIP Investment Grade Bond (IQ3™)	61,098	506	(29,646)	31,958	282,565	(177,852)	128	(1,506)	103,335	135,293	1,175,779	1,311,072	24,014	(15,262)	(162)	8,590
Fidelity VIP Investment Grade Bond (Pinnacleplus™)	2,516	(703)	(82)	1,731	12,780	(21,991)	45,581	(60)	36,310	38,041	52,032	90,073	1,270	(2,176)	4,487	3,581
Fidelity VIP Mid Cap (AnnuiChoice™)	(5,990)	102,508	35,301	131,819	7,952	(25,180)	172,252	(3,184)	151,840	283,659	460,336	743,995	581	(2,081)	12,773	11,273
Fidelity VIP Mid Cap (GrandMaster flex3™)	(3,057)	24,394	27,259	48,596	143,487	(986)	(31,499)	(91)	110,911	159,507	118,244	277,751	11,022	(83)	(2,038)	8,901
Fidelity VIP Mid Cap (IQ Annuity™)	(19,574)	104,985	192,306	277,717	63,822	(111,537)	64,031	(876)	15,440	293,157	1,249,631	1,542,788	5,058	(9,001)	4,412	469
Fidelity VIP Mid Cap (Pinnacleplus™)	(5,682)	10,053	88,326	92,697	323,292	(9,002)	229,398	(358)	543,330	636,027	49,520	685,547	25,252	(706)	17,251	41,797
Fidelity VIP Overseas (AnnuiChoice™)	37	42,065	(21,178)	20,924	90,142	(4,129)	(136,221)	(1,132)	(51,340)	(30,416)	271,937	241,521	8,350	(475)	(13,198)	(5,323)
Fidelity VIP Overseas (GrandMaster flex3™) (May 1)*	(92)	8	3,390	3,306	16,477	—	9,190	—	25,667	28,973		28,973	1,685	—	937	2,622
Fidelity VIP Overseas (IQ3™)	8	8,984	2,117	11,109	28,272	(50,562)	(13,171)	(104)	(35,565)	(24,456)	120,662	96,206	3,234	(5,732)	(1,572)	(4,070)
Fidelity VIP Overseas (Pinnacleplus™)	(497)	575	8,343	8,421	52,039	(554)	14,495	(39)	65,941	74,362	6,528	80,890	4,253	(48)	1,176	5,381
Non-Affiliated Service Shares:
Janus Aspen Growth (AnnuiChoice™) (May 7)**	(115)	(1,162)	82	(1,195)	—	—	(31,524)	(40)	(31,564)	(32,759)	32,759	—	—	(5)	(3,791)	(3,796)
Janus Aspen Growth (Grandmaster™) (May 7)**	(268)	3,747	(5,643)	(2,164)	500	—	(52,109)	—	(51,609)	(53,773)	53,773	—	69	—	(7,415)	(7,346)
Janus Aspen Growth (IQ Annuity™) (May 7)**	(26)	699	(864)	(191)	—	—	(4,873)	(14)	(4,887)	(5,078)	5,078	—	—	(2)	(794)	(796)
Janus Aspen Growth (Pinnacleplus™) (May 7)**	(38)	(103)	(108)	(249)	—	—	(6,158)	—	(6,158)	(6,407)	6,407	—	—	—	(571)	(571)
Janus Aspen International Growth (AnnuiChoice™) (May 7)**	(265)	8,651	(8,116)	270	—	—	(71,449)	(116)	(71,565)	(71,295)	71,295	—	—	(11)	(7,264)	(7,275)
Janus Aspen International Growth (GrandMaster flex3™) (May 7)**	(37)	(26)	(224)	(287)	—	—	(3,479)	—	(3,479)	(3,766)	3,766	—	—	—	(350)	(350)
Janus Aspen International Growth (Grandmaster™) (May 7)**	(869)	27,046	(28,197)	(2,020)	424	(222)	(257,002)	(8)	(256,808)	(258,828)	258,828	—	50	(27)	(32,621)	(32,598)

See accompanying notes.

* - 2004 inception date of division.

** - 2004 closing date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Shares (continued):
Janus Aspen International Growth (IQ Annuity™) (May 7)**	$(442)	$8,156	$(7,208)	$506	$—	$(4,920)	$(80,228)	$(20)	$(85,168)	$(84,662)	$84,662	$—	—	(608)	(10,895)	(11,503)
Janus Aspen International Growth (Pinnacleplus™) (May 7)**	(19)	(211)	—	(230)	4,200	—	(3,970)	—	230	—	—	—	326	—	(326)	—
Janus Aspen Mid Cap Growth (AnnuiChoice™) (May 7)**	(20)	849	(734)	95	—	—	(5,483)	(2)	(5,485)	(5,390)	5,390	—	—	—	(607)	(607)
Janus Aspen Mid Cap Growth (GrandMaster flex3™) (May 7)**	(49)	1,336	(1,156)	131	—	—	(8,719)	—	(8,719)	(8,588)	8,588	—	—	—	(756)	(756)
Janus Aspen Mid Cap Growth (Grandmaster™) (May 7)**	(281)	8,530	(7,851)	398	—	(1,321)	(43,814)	(14)	(45,149)	(44,751)	44,751	—	—	(183)	(6,120)	(6,303)
Janus Aspen Mid Cap Growth (IQ Annuity™) (May 7)**	(286)	9,673	(8,233)	1,154	50	—	(63,489)	(61)	(63,500)	(62,346)	62,346	—	7	(9)	(9,430)	(9,432)
Janus Aspen Mid Cap Growth (Pinnacleplus™) (May 7)**	(5)	(21)	—	(26)	—	—	26	—	26	—		—	—	—	—	—
Janus Aspen Worldwide Growth (AnnuiChoice™) (May 7)**	(191)	6,058	(7,341)	(1,474)	—	(266)	(50,909)	(57)	(51,232)	(52,706)	52,706	—	—	(37)	(6,113)	(6,150)
Janus Aspen Worldwide Growth (Grandmaster™) (May 7)**	(304)	1,187	(2,640)	(1,757)	140	(2,238)	(58,920)	(9)	(61,027)	(62,784)	62,784	—	18	(295)	(8,173)	(8,450)
Janus Aspen Worldwide Growth (IQ Annuity™) (May 7)**	(1,672)	37,839	(43,887)	(7,720)	1,168	(3,572)	(310,858)	(53)	(313,315)	(321,035)	321,035	—	154	(461)	(41,879)	(42,186)
Janus Aspen Worldwide Growth (Pinnacleplus™) (May 7)**	(54)	(1,044)	(199)	(1,297)	13,637	—	(15,981)	(2)	(2,346)	(3,643)	3,643	—	1,174	—	(1,501)	(327)
Affiliated Class 1:
Touchstone Money Market (Pinnacleplus™)	(2,189)	—	—	(2,189)	758,268	(6,103)	(323,167)	(129)	428,869	426,680	208,970	635,650	76,401	(629)	(32,502)	43,270
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	1,793	(283)	431	1,941	47	(878)	28,845	(113)	27,901	29,842	18,050	47,892	4	(77)	2,076	2,003
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	2,444	348	1,023	3,815	47,829	(495)	13,919	(22)	61,231	65,046	5,075	70,121	3,514	(40)	1,001	4,475
Van Kampen UIF Emerging Markets Debt (IQ3™)	2,970	3,098	(5,360)	708	4,321	(20,700)	(32,197)	(91)	(48,667)	(47,959)	80,695	32,736	327	(1,653)	(2,599)	(3,925)
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	4,343	24,526	41,238	70,107	57,695	(3,864)	(60,327)	(1,027)	(7,523)	62,584	250,855	313,439	3,994	(337)	(5,160)	(1,503)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	2,869	11,424	42,924	57,217	168,335	(5,590)	7,361	(72)	170,034	227,251	77,488	304,739	12,233	(368)	299	12,164
Van Kampen UIF U.S. Real Estate (IQ3™)	1,803	9,930	16,446	28,179	42,584	(26,668)	(46,778)	(331)	(31,193)	(3,014)	114,476	111,462	3,190	(2,152)	(3,602)	(2,564)
Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (AnnuiChoice™)	(337)	(45)	2,596	2,214	—	(828)	280	(130)	(678)	1,536	34,163	35,699	—	(114)	34	(80)
Putnam VT Discovery Growth (Grandmaster™)	(1,313)	15,559	(11,086)	3,160	420	(950)	(64,890)	(10)	(65,430)	(62,270)	104,711	42,441	60	(129)	(8,958)	(9,027)
Putnam VT Discovery Growth (IQ Annuity™)	(1,348)	900	5,948	5,500	—	(3,429)	52	(38)	(3,415)	2,085	95,075	97,160	—	(352)	—	(352)
Putnam VT Growth and Income (AnnuiChoice™)	797	1,455	12,345	14,597	—	(4,901)	15,474	(800)	9,773	24,370	137,967	162,337	—	(562)	1,534	972
Putnam VT Growth and Income (GrandMaster flex3™)	—	22	621	643	—	—	49	(8)	41	684	6,864	7,548	—	(1)	4	3
Putnam VT Growth and Income (Grandmaster™)	612	5,045	16,836	22,493	742	(14,759)	(15,886)	(44)	(29,947)	(7,454)	254,598	247,144	75	(1,502)	(1,585)	(3,012)
Putnam VT Growth and Income (IQ Annuity™)	2,216	101,152	(33,035)	70,333	8,239	(270,019)	(141,442)	(250)	(403,472)	(333,139)	978,424	645,285	888	(29,043)	(14,683)	(42,838)
Putnam VT Growth and Income (Pinnacleplus™)	(17)	5	374	362	—	—	3,204	(6)	3,198	3,560	1,139	4,699	—	(1)	287	286
Putnam VT International Equity (AnnuiChoice™)	274	12,454	(2,147)	10,581	1,264	—	(47,139)	(114)	(45,989)	(35,408)	105,755	70,347	131	(11)	(4,610)	(4,490)
Putnam VT International Equity (GrandMaster flex3™)	(512)	9,647	5,470	14,605	39,694	(450)	(21,982)	(27)	17,235	31,840	49,776	81,616	3,761	(44)	(1,701)	2,016
Putnam VT International Equity (Grandmaster™)	88	37,617	(13,590)	24,115	—	(49,340)	(125,025)	(65)	(174,430)	(150,315)	334,120	183,805	—	(5,361)	(13,686)	(19,047)
Putnam VT International Equity (IQ Annuity™)	(46)	13,865	14,003	27,822	273	(65,080)	(4,134)	(126)	(69,067)	(41,245)	233,180	191,935	29	(6,789)	(413)	(7,173)
Putnam VT International Equity (Pinnacleplus™)	(42)	3	1,240	1,201	—	—	10,640	—	10,640	11,841	—	11,841	—	—	887	887
Putnam VT New Opportunities (Grandmaster™) (May 7)**	(367)	1,844	(2,290)	(813)	—	—	(73,984)	(6)	(73,990)	(74,803)	74,803	—	—	—	(5,989)	(5,989)
Putnam VT New Opportunities (IQ Annuity™) (May 7)**	(431)	4,561	(2,403)	1,727	1,500	(5,852)	(108,764)	(207)	(113,323)	(111,596)	111,596	—	118	(473)	(8,587)	(8,942)
Putnam VT Small Cap Value (AnnuiChoice™)	(2,077)	10,997	58,472	67,392	472	(12,952)	1,821	(1,678)	(12,337)	55,055	295,148	350,203	41	(1,113)	(150)	(1,222)
Putnam VT Small Cap Value (GrandMaster flex3™)	(2,079)	20,723	25,497	44,141	130,706	(1,039)	44,645	(57)	174,255	218,396	22,373	240,769	10,053	(86)	4,649	14,616
Putnam VT Small Cap Value (Grandmaster™)	(23,193)	250,367	273,752	500,926	235	(346,511)	151,451	(515)	(195,340)	305,586	2,172,470	2,478,056	17	(25,176)	10,493	(14,666)
Putnam VT Small Cap Value (IQ Annuity™)	(5,863)	43,775	80,712	118,624	50,702	(48,105)	18,629	(624)	20,602	139,226	490,667	629,893	3,640	(3,699)	1,343	1,284
Putnam VT Small Cap Value (Pinnacleplus™)	(811)	3,014	10,423	12,626	25,663	(596)	49,312	(61)	74,318	86,944	22,944	109,888	2,003	(46)	3,511	5,468
Putnam VT The George Putnam Fund of Boston (GrandMaster flex3™)	—	3	160	163	—	—	1,486	(5)	1,481	1,644	1,117	2,761	—	—	132	132
Putnam VT The George Putnam Fund of Boston (Grandmaster™)	201	446	1,908	2,555	—	(4,096)	4,575	(3)	476	3,031	38,125	41,156	—	(371)	411	40
Putnam VT The George Putnam Fund of Boston (IQ Annuity™)	9	7	120	136	—	—	29	(20)	9	145	2,014	2,159	—	(2)	3	1
Putnam VT Voyager (GrandMaster flex3™)	(54)	6	186	138	—	—	(5)	(5)	(10)	128	4,109	4,237	—	—	(1)	(1)
Putnam VT Voyager (Grandmaster™)	(667)	(3,028)	3,140	(555)	—	(693)	47,067	—	46,374	45,819	942	46,761	—	(58)	3,814	3,756
Putnam VT Voyager (IQ Annuity™)	(324)	26	1,541	1,243	22,661	—	5,922	(22)	28,561	29,804	6,633	36,437	1,925	(2)	507	2,430
Putnam VT Voyager (Pinnacleplus™)	(54)	(3)	65	8	4,200	—	182	—	4,382	4,390	—	4,390	381	—	17	398
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	(654)	3,335	19,002	21,683	83,091	(34,299)	79,607	(174)	128,225	149,908	58,890	208,798	6,242	(2,706)	5,924	9,460
Franklin Growth and Income Securities (AnnuiChoice™)	338	4,157	(1,632)	2,863	35,206	(2,650)	22,680	(432)	54,804	57,667	49,134	106,801	2,701	(255)	1,616	4,062

See accompanying notes.

* - 2004 inception date of division.

** - 2004 closing date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (GrandMaster flex3™)	$(42)	$3,004	$3,049	$6,011	$60,374	$(18,088)	$5,020	$(23)	$47,283	$53,294	$31,047	$84,341	5,003	(1,487)	397	3,913
Franklin Growth and Income Securities (Grandmaster™)	4,685	27,876	(2,548)	30,013	3,730	(94,387)	(28,359)	(122)	(119,138)	(89,125)	437,101	347,976	306	(7,853)	(2,396)	(9,943)
Franklin Growth and Income Securities (IQ Annuity™)	3,584	7,843	21,295	32,722	22,318	(24,772)	39,275	(239)	36,582	69,304	342,271	411,575	1,856	(2,093)	3,233	2,996
Franklin Growth and Income Securities (Pinnacleplus™)	2,144	7,459	6,619	16,222	57,451	(11,149)	119,982	(105)	166,179	182,401	87,611	270,012	4,929	(974)	10,207	14,162
Franklin Income Securities (AnnuiChoice™)	8,245	11,315	35,011	54,571	104,082	(67,890)	110,749	(1,645)	145,296	199,867	394,992	594,859	8,005	(5,449)	7,930	10,486
Franklin Income Securities (GrandMaster flex3™)	3,058	9,384	65,759	78,201	539,206	(33,974)	191,231	(283)	696,180	774,381	245,309	1,019,690	40,875	(2,615)	14,487	52,747
Franklin Income Securities (Grandmaster™)	16,335	64,179	30,188	110,702	7,307	(187,957)	116,108	(328)	(64,870)	45,832	1,050,501	1,096,333	546	(14,373)	7,956	(5,871)
Franklin Income Securities (IQ Annuity™)	5,789	24,203	14,920	44,912	70,214	(8,406)	129,241	(353)	190,696	235,608	234,483	470,091	5,292	(677)	10,012	14,627
Franklin Income Securities (Pinnacleplus™)	7,757	2,506	76,462	86,725	406,156	(21,784)	245,967	(288)	630,051	716,776	315,323	1,032,099	35,578	(1,877)	20,556	54,257
Franklin Large Cap Growth Securities (AnnuiChoice™)	(363)	(87)	10,945	10,495	86,820	—	155,550	(267)	242,103	252,598	5,580	258,178	6,936	(21)	12,743	19,658
Franklin Large Cap Growth Securities (GrandMaster flex3™)	(1,809)	1,173	12,560	11,924	150,968	(8,960)	44,672	(108)	186,572	198,496	46,076	244,572	12,457	(732)	3,704	15,429
Franklin Large Cap Growth Securities (Grandmaster™)	(1,202)	4,047	5,601	8,446	—	(29,091)	147,888	(35)	118,762	127,208	71,294	198,502	2	(2,411)	12,029	9,620
Franklin Large Cap Growth Securities (IQ Annuity™)	(1,565)	10,014	(164)	8,285	23,886	(75,427)	43,177	(74)	(8,438)	(153)	145,085	144,932	1,964	(6,293)	3,591	(738)
Franklin Large Cap Growth Securities (Pinnacleplus™)	(2,102)	(1,401)	18,047	14,544	152,877	(1,635)	167,533	(67)	318,708	333,252	—	333,252	13,829	(157)	15,181	28,853
Franklin Mutual Shares Securities (AnnuiChoice™)	(946)	1,366	28,045	28,465	116,453	(4,359)	35,059	(674)	146,479	174,944	137,897	312,841	9,340	(396)	2,756	11,700
Franklin Mutual Shares Securities (GrandMaster flex3™)	(2,471)	8,261	28,668	34,458	315,324	(10,147)	6,440	(10)	311,607	346,065	89,459	435,524	25,334	(809)	481	25,006
Franklin Mutual Shares Securities (IQ Annuity™)	(451)	6,595	2,854	8,998	51,871	(11,757)	587	(87)	40,614	49,612	56,947	106,559	4,103	(959)	74	3,218
Franklin Mutual Shares Securities (Pinnacleplus™)	(2,059)	1,060	30,293	29,294	176,133	(7,467)	91,615	(45)	260,236	289,530	85,799	375,329	15,331	(653)	8,018	22,696
Franklin Mutual Shares Securities (Grandmaster™)	(4,337)	30,554	53,528	79,745	—	(87,831)	185,673	(146)	97,696	177,441	690,968	868,409	—	(7,076)	14,532	7,456
Templeton Foreign Securities Fund (GrandMaster flex3™)	(815)	7,342	15,490	22,017	105,844	(939)	21,289	(26)	126,168	148,185	33,220	181,405	8,201	(71)	1,528	9,658
Templeton Foreign Securities Fund (Grandmaster™)	(420)	12,402	10,714	22,696	2,163	(18,279)	85,720	(36)	69,568	92,264	55,057	147,321	162	(1,405)	6,835	5,592
Templeton Foreign Securities Fund (Pinnacleplus™)	(635)	923	28,895	29,183	141,363	(152)	34,861	(201)	175,871	205,054	32,093	237,147	11,765	(27)	2,843	14,581
Templeton Foreign Securities Fund (AnnuiChoice™)	(184)	(2,285)	7,186	4,717	506	(120)	56,024	(362)	56,048	60,765		60,765	40	(35)	4,065	4,070
Templeton Growth Securities (AnnuiChoice™)	(161)	45	8,278	8,162	1,405	(80)	61,951	(138)	63,138	71,300	5,338	76,638	112	(16)	4,790	4,886
Templeton Growth Securities (GrandMaster flex3™)	(1,106)	60	26,149	25,103	232,879	(407)	30,565	—	263,037	288,140	—	288,140	17,874	(31)	2,349	20,192
Templeton Growth Securities (Grandmaster™)	(518)	18,917	14,461	32,860	—	(47,968)	144,637	(87)	96,582	129,442	197,383	326,825	—	(3,758)	10,803	7,045
Templeton Growth Securities (IQ Annuity™)	(185)	1,330	12,677	13,822	57,107	(1,595)	15,537	(93)	70,956	84,778	53,088	137,866	4,348	(133)	1,179	5,394
Templeton Growth Securities (Pinnacleplus™)	(219)	(9)	10,834	10,606	66,324	—	27,729	(10)	94,043	104,649		104,649	5,579	(1)	2,368	7,946
Van Kampen LIT Comstock (AnnuiChoice™)	(641)	432	24,652	24,443	1,565	(149)	299,738	(566)	300,588	325,031	29,586	354,617	123	(51)	22,134	22,206
Van Kampen LIT Comstock (GrandMaster flex3™)	(676)	212	12,822	12,358	72,598	—	44,033	(8)	116,623	128,981	8,828	137,809	5,726	(1)	3,223	8,948
Van Kampen LIT Comstock (Grandmaster™)	(7,335)	18,474	138,502	149,641	14,177	(34,760)	2,028,001	(204)	2,007,214	2,156,855	92,502	2,249,357	1,064	(2,632)	151,162	149,594
Van Kampen LIT Comstock (IQ Annuity™)	(121)	(750)	822	(49)	6,000	(72)	909	—	6,837	6,788	—	6,788	475	(6)	6	475
Van Kampen LIT Comstock (Pinnacleplus™)	(1,327)	773	21,711	21,157	49,484	(5,739)	24,151	(37)	67,859	89,016	100,492	189,508	4,180	(485)	1,948	5,643
Van Kampen LIT Emerging Growth (AnnuiChoice™)	(36)	—	248	212	94	—	(1)	(3)	90	302	3,546	3,848	8	—	—	8
Van Kampen LIT Emerging Growth (GrandMaster flex3™)	(211)	8	823	620	7,627	—	8,235	—	15,862	16,482	1,303	17,785	612	—	695	1,307
Van Kampen LIT Emerging Growth (Grandmaster™)	(67)	49	336	318	—	—	5,210	(2)	5,208	5,526	4,385	9,911	—	—	420	420
Van Kampen LIT Emerging Growth (IQ Annuity™)	(219)	(1,380)	(905)	(2,504)	—	(13,427)	3,392	(33)	(10,068)	(12,572)	13,730	1,158	—	(1,193)	137	(1,056)
Van Kampen LIT Emerging Growth (Pinnacleplus™)	(952)	(948)	1,342	(558)	44,939	(294)	3,640	(12)	48,273	47,715	21,752	69,467	4,105	(28)	116	4,193
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	9,022	1,951	(4,065)	6,908	625	(42,493)	(6,770)	(21)	(48,659)	(41,751)	94,779	53,028	50	(3,246)	(501)	(3,697)
Van Kampen UIF Emerging Markets Debt (Pinnacleplus™)	1,636	39	1,090	2,765	—	(1,982)	42,801	(20)	40,799	43,564	19,484	63,048	—	(179)	3,723	3,544
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	(166)	2,154	7,280	9,268	(2,357)	(98,589)	91,242	(332)	(10,036)	(768)	62,439	61,671	—	(7,057)	6,241	(816)
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	(100)	(3,674)	8,878	5,104	35,500	(60)	7,412	(64)	42,788	47,892	—	47,892	2,602	(9)	161	2,754
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	(999)	5,510	21,604	26,115	—	(4,258)	182,751	(37)	178,456	204,571	52,178	256,749	—	(269)	11,348	11,079
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	(821)	18,915	(14,917)	3,177	11,725	(143,373)	(24,598)	(21)	(156,267)	(153,090)	169,552	16,462	789	(9,899)	(1,744)	(10,854)
Van Kampen UIF Emerging Markets Equity (Pinnacleplus™)	(114)	(408)	4,313	3,791	18,417	(73)	20,568	(18)	38,894	42,685	932	43,617	1,341	(7)	1,454	2,788
Van Kampen UIF U. S. Real Estate (Pinnacleplus™)	3,673	5,713	49,861	59,247	135,992	(14,425)	63,464	(206)	184,825	244,072	73,636	317,708	10,685	(1,118)	4,658	14,225
Van Kampen UIF U.S. Real Estate (Grandmaster™)	12,413	60,238	78,302	150,953	700	(68,691)	133,280	(59)	65,230	216,183	317,356	533,539	52	(4,285)	10,206	5,973
Van Kampen UIF U.S. Real Estate (IQ Annuity™)	(23)	3	1,000	980	—	—	5,435	(10)	5,425	6,405	—	6,405	—	(1)	358	357
Non-Affiliated Class B:
Scudder VIT EAFE Equity Index (AnnuiChoice™)	1,363	19,487	32,409	53,259	38,606	(47,150)	113,184	(1,529)	103,111	156,370	160,968	317,338	3,709	(4,632)	11,359	10,436
Scudder VIT EAFE Equity Index (GrandMaster flex3™)	(362)	2,976	8,471	11,085	52,856	—	29,661	(10)	82,507	93,592	4,145	97,737	4,626	(1)	2,866	7,491

See accompanying notes.

* - 2004 inception date of division.

** - 2004 closing date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B (continued):
Scudder VIT EAFE Equity Index (Grandmaster™) (May 1)*	$(1,632)	$12,375	$19,316	$30,059	$1,185	$(143,708)	$239,502	$(26)	$96,953	$127,012	$—	$127,012	117	(13,548)	24,296	10,865
Scudder VIT EAFE Equity Index (IQ3™)	(3,852)	18,833	58,450	73,431	4,628	(92,984)	308,253	(107)	219,790	293,221	147,461	440,682	444	(8,813)	30,851	22,482
Scudder VIT EAFE Equity Index (Pinnacleplus™)	(101)	3,398	22,112	25,409	17,759	(2,043)	129,503	(153)	145,066	170,475	47,501	217,976	1,423	(178)	10,453	11,698
Scudder VIT Equity 500 Index (AnnuiChoice™)	(1,086)	42,708	1,055	42,677	74,177	(86,551)	272,146	(2,415)	257,357	300,034	329,774	629,808	6,982	(8,335)	24,577	23,224
Scudder VIT Equity 500 Index (GrandMaster flex3™)	(6,522)	75,625	10,608	79,711	427,119	(31,393)	(103,519)	(761)	291,446	371,157	612,850	984,007	38,515	(2,888)	(8,631)	26,996
Scudder VIT Equity 500 Index (Grandmaster™) (May 1)*	(13,261)	26,742	243,653	257,134	9,708	(261,384)	4,138,842	(348)	3,886,818	4,143,952		4,143,952	942	(24,642)	402,489	378,789
Scudder VIT Equity 500 Index (IQ3™)		20,687	10,503	28,944	174,186	(67,858)	125,357	(461)	231,224	260,168	160,241	420,409	16,195	(6,410)	11,732	21,517
Scudder VIT Equity 500 Index (Pinnacleplus™)	(4,018)	6,439	49,290	51,711	509,990	(33,177)	152,456	(126)	629,143	680,854	132,368	813,222	45,286	(2,966)	13,526	55,846
Scudder VIT Small Cap Index (AnnuiChoice™)	(2,321)	40,932	(14,530)	24,081	143	(21,065)	(127,986)	(1,610)	(150,518)	(126,437)	317,160	190,723	48	(2,090)	(11,715)	(13,757)
Scudder VIT Small Cap Index (GrandMaster flex3™)	(2,581)	18,651	16,287	32,357	162,045	(1,025)	(130,000)	(31)	30,989	63,346	148,363	211,709	13,262	(83)	(10,260)	2,919
Scudder VIT Small Cap Index (Grandmaster™) (May 1)*	(383)	(332)	13,629	12,914	—	(47)	218,154	(3)	218,104	231,018	—	231,018	—	(4)	19,971	19,967
Scudder VIT Small Cap Index (IQ3™)	(898)	6,023	(563)	4,562	9,868	(15,791)	44,817	(99)	38,795	43,357	43,336	86,693	869	(1,463)	3,477	2,883
Scudder VIT Small Cap Index (Pinnacleplus™)	(4,161)	1,658	40,698	38,195	246,911	(7,092)	80,408	(134)	320,093	358,288	31,559	389,847	20,436	(599)	6,635	26,472

See accompanying notes.

* - 2004 inception date of division.

** - 2004 closing date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2005

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

National Integrity Life Insurance Company (“National Integrity”) established Separate Account I (the “Separate Account”) on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing flexible premium variable annuity contracts (“contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (“W&S”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment divisions, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity’s Separate Account Guaranteed Principal Option (“GPO”).  Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”).  In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity’s general account.  Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”).  All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios (“Funds”): the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the “Fidelity VIP Funds”), MFS Variable Insurance Trust Funds (“MFS Funds”), Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”), J.P. Morgan Series Trust II Portfolios (“JPM Funds”), Putnam Variable Trust Funds (“Putnam Funds”), Scudder VIT Funds (“Scudder Funds”), Touchstone Variable Series Trust (“Touchstone Funds”), Van Kampen Universal Institutional Funds Portfolios (“Van Kampen UIF Funds”

and the Van Kampen  Life  Investment  Trust  Portfolios  (“Van Kampen LIT Funds”).   The Fidelity VIP Funds are “series” type mutual funds managed by Fidelity Management and Research Company (“Fidelity Management”). The investment adviser of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as  Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited.  The MFS Funds are managed by Massachusetts Financial Services Company (“MFS”).  J.P. Morgan Investment Management Inc. is the investment adviser to the JPM Funds. The  investment adviser  of  the  Putnam  Funds  is  Putnam  Investment  Management,  LLC.  The investment adviser for the Scudder Funds is Deutsche Asset Management, Inc. (“DeAM”).  The Touchstone Funds are managed by Touchstone Advisors, Inc.  The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc.  Van Kampen Asset Management manages the Van Kampen LIT Portfolios.

The contract holders account value in a Separate Account division, also referred to as subaccount, will vary depending on the performance of the corresponding portfolio, also referred to as underlying fund.  The Separate Account currently has four hundred twelve investment divisions available. The investment objective of each division and its corresponding portfolio are the same.  Refer to each portfolio’s prospectus for a description of investment objectives.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account’s assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Investments

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares of the Funds are determined based on the identified cost basis.

Capital gain distributions are included in the Realized gain distributions line on the Statements of Operations.  Dividends are included in the Dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date.  Dividends and capital gain distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and administrative charges.

Taxes

Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is not taxed as a regulated investment company under Subchapter L of the Internal Revenue Code. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2005 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2005) and the cost of shares held at December 31, 2005 for each division were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)	$220,182	$55,702	$525,615
Touchstone Aggressive ETF (GrandMaster flex3™)	472,381	154,430	466,529
Touchstone Aggressive ETF (Grandmaster™)	286,932	232,066	1,883,320
Touchstone Aggressive ETF (IQ Annuity™)	928,568	59,116	897,317
Touchstone Aggressive ETF (Pinnacleplus™)	284,228	129,859	187,705
Touchstone Balanced (AnnuiChoice™)	16,142	16,477	197,981
Touchstone Balanced (GrandMaster flex3™)	111,817	21,006	479,267
Touchstone Balanced (Grandmaster™)	189	45	3,263
Touchstone Balanced (IQ Annuity™)	30,121	96,625	242,438
Touchstone Balanced (Pinnacleplus™)	44,744	22,144	318,423
Touchstone Baron Small Cap (AnnuiChoice™)	141,940	118,003	356,844
Touchstone Baron Small Cap (GrandMaster flex3™)	300,279	80,346	488,942
Touchstone Baron Small Cap (Grandmaster™)	257,737	142,961	270,323
Touchstone Baron Small Cap (IQ Annuity™)	187,212	167,298	756,471
Touchstone Baron Small Cap (Pinnacleplus™)	315,597	104,801	450,979
Touchstone Conservative ETF (AnnuiChoice™)	23,252	18,502	4,750
Touchstone Conservative ETF (GrandMaster flex3™)	1,171,884	75,149	1,098,576
Touchstone Conservative ETF (Grandmaster™)	126,616	2,596	125,462
Touchstone Conservative ETF (IQ Annuity™)	1,268,834	142,077	1,153,045
Touchstone Conservative ETF (Pinnacleplus™)	305,121	12,373	325,210
Touchstone Core Bond (AnnuiChoice™)	171,396	284,694	231,759
Touchstone Core Bond (GrandMaster flex3™)	224,050	204,071	535,038
Touchstone Core Bond (Grandmaster™)	30,878	59,171	12,303
Touchstone Core Bond (IQ Annuity™)	167,202	67,194	623,288
Touchstone Core Bond (Pinnacleplus™)	97,556	24,696	201,195
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	35,225	34,050	39,925
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	8,508	3,818	29,338
Touchstone Eagle Capital Appreciation (IQ Annuity™)	12,704	73,706	134,587
Touchstone Eagle Capital Appreciation (Pinnacleplus™)	1,005	2,061	38,361
Touchstone Emerging Growth (AnnuiChoice™)	236,029	247,948	338,218
Touchstone Emerging Growth (GrandMaster flex3™)	80,817	25,937	152,442
Touchstone Emerging Growth (Grandmaster™)	66,024	48,518	135,085
Touchstone Emerging Growth (IQ Annuity™)	217,748	221,603	385,684
Touchstone Emerging Growth (Pinnacleplus™)	266,340	7,367	489,553
Touchstone Enhanced Dividend 30 (AnnuiChoice™)	400	7,047	399
Touchstone Enhanced Dividend 30 (GrandMaster flex3™)	8,374	2,708	55,425
Touchstone Enhanced Dividend 30 (Grandmaster™)	1	15,904	8,549
Touchstone Enhanced Dividend 30 (IQ Annuity™)	25,452	198	25,795
Touchstone Enhanced Dividend 30 (Pinnacleplus™)	13,150	786	50,263
Touchstone Enhanced ETF (AnnuiChoice™)	1,534,413	5,687	1,529,129
Touchstone Enhanced ETF (GrandMaster flex3™)	1,493,803	325,078	1,179,770

Division	Purchases	Sales	Cost
Affiliated (continued)
Touchstone Enhanced ETF (Grandmaster™)	$2,718,091	$197,731	$2,799,927
Touchstone Enhanced ETF (IQ Annuity™)	868,696	10,211	858,855
Touchstone Enhanced ETF (Pinnacleplus™)	157,650	6,617	169,891
Touchstone Growth & Income (AnnuiChoice™)	15,551	23,249	77,606
Touchstone Growth & Income (GrandMaster flex3™)	75,155	120,557	85,767
Touchstone Growth & Income (IQ Annuity™)	8,005	226,648	50,120
Touchstone Growth & Income (Pinnacleplus™)	20,381	14,289	81,940
Touchstone High Yield (AnnuiChoice™)	102,359	190,457	163,330
Touchstone High Yield (GrandMaster flex3™)	58,878	95,846	462,747
Touchstone High Yield (Grandmaster™)	407,570	386,666	365,416
Touchstone High Yield (IQ Annuity™)	61,940	41,302	386,368
Touchstone High Yield (Pinnacleplus™)	458,377	61,952	729,540
Touchstone Moderate ETF (AnnuiChoice™)	131,662	3,319	135,981
Touchstone Moderate ETF (GrandMaster flex3™)	1,319,973	79,764	1,546,309
Touchstone Moderate ETF (Grandmaster™)	352,576	116,155	362,879
Touchstone Moderate ETF (IQ Annuity™)	2,054,418	741,142	1,814,034
Touchstone Moderate ETF (Pinnacleplus™)	263,917	39,409	581,781
Touchstone Money Market (AnnuiChoice™)	13,278	6,179	430,372
Touchstone Third Avenue Value (AnnuiChoice™)	204,274	300,819	621,450
Touchstone Third Avenue Value (GrandMaster flex3™)	1,162,193	112,950	1,711,537
Touchstone Third Avenue Value (Grandmaster™)	2,140,130	452,428	2,024,667
Touchstone Third Avenue Value (IQ Annuity™)	573,275	480,618	1,966,762
Touchstone Third Avenue Value (Pinnacleplus™)	1,447,618	393,690	1,802,753
Touchstone Value Plus (AnnuiChoice™)	10,428	66,296	116,406
Touchstone Value Plus (GrandMaster flex3™)	38,021	18,386	114,462
Touchstone Value Plus (Grandmaster™)	26,178	34,846	33,350
Touchstone Value Plus (IQ Annuity™)	46,183	42,644	184,111
Touchstone Value Plus (Pinnacleplus™)	102,849	32,468	247,621
Non-Affiliated:
JP Morgan Bond (AnnuiChoice™)	262,357	118,505	750,436
JP Morgan Bond (GrandMaster flex3™)	104,741	125,599	388,648
JP Morgan Bond (Grandmaster™)	5,500	16,551	41,771
JP Morgan Bond (IQ3™)	64,693	69,617	202,660
JP Morgan Bond (Pinnacleplus™)	204,864	27,892	471,799
JP Morgan International Equity (AnnuiChoice™)	91,859	39,076	341,818
JP Morgan International Equity (GrandMaster flex3™)	97,306	22,130	150,671
JP Morgan International Equity (Grandmaster™)	217,564	109,374	974,266
JP Morgan International Equity (IQ3™)	111,200	23,887	150,896
JP Morgan International Equity (Pinnacleplus™)	93,221	3,490	129,413
JP Morgan Mid Cap Value (AnnuiChoice™)	203,333	10,188	317,071
JP Morgan Mid Cap Value (GrandMaster flex3™)	116,092	19,954	213,141
JP Morgan Mid Cap Value (Grandmaster™)	1,181,237	96,008	1,143,606
JP Morgan Mid Cap Value (IQ3™)	87,117	36,884	147,781
JP Morgan Mid Cap Value (Pinnacleplus™)	504,119	36,817	835,864
Affiliated Initial Class:
Touchstone Money Market (GrandMaster flex3™)	524	49,387	—
Non-Affiliated Initial Class:

Division	Purchases	Sales	Cost
Fidelity VIP Equity-Income (Grandmaster™)	1,912,625	5,338,702	22,576,010
Non-Affiliated Initial Class (continued):
Fidelity VIP Growth (Grandmaster™)	$621,741	$4,749,515	$12,941,565
Fidelity VIP High Income (Grandmaster™)	2,670,867	3,937,107	6,815,767
Fidelity VIP II Asset Manager (Grandmaster™)	560,270	3,881,199	9,288,686
Fidelity VIP II Contrafund (Grandmaster™)	1,095,202	5,462,419	16,460,155
Fidelity VIP II Index 500 (Grandmaster™)	235,266	3,203,254	7,491,602
Fidelity VIP II Investment Grade Bond (Grandmaster™)	941,487	1,749,570	4,075,622
Fidelity VIP III Balanced (Grandmaster™)	643,288	1,533,753	2,679,800
Fidelity VIP III Growth & Income (Grandmaster™)	593,525	2,172,658	4,272,986
Fidelity VIP III Growth Opportunities (Grandmaster™)	28,149	752,976	1,223,617
Fidelity VIP Overseas (Grandmaster™)	631,286	1,613,499	4,075,310
Affiliated Service Class:
Touchstone Money Market (AnnuiChoice™)	1,004,207	925,589	2,021,635
Touchstone Money Market (GrandMaster flex3™)	6,686,574	7,192,268	750,248
Touchstone Money Market (Grandmaster™)	7,426,519	7,583,809	5,398,895
Touchstone Money Market (IQ Annuity™)	1,504	20,628	41,090
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	450,355	1,465,214	3,310,915
MFS Capital Opportunities (AnnuiChoice™)	582	27,760	76,329
MFS Capital Opportunities (GrandMaster flex3™)	2,709	5,491	108,853
MFS Capital Opportunities (Grandmaster™)	1,005	15,426	41,670
MFS Capital Opportunities (IQ Annuity™)	47,962	94,022	237,219
MFS Capital Opportunities (Pinnacleplus™)	27,280	1,970	76,507
MFS Emerging Growth (AnnuiChoice™)	20,513	23,386	16,089
MFS Emerging Growth (GrandMaster flex3™)	247,662	185,081	90,686
MFS Emerging Growth (Grandmaster™)	21,631	8,595	65,035
MFS Emerging Growth (IQ Annuity™)	1,112,714	1,251,499	277,403
MFS Emerging Growth (Pinnacleplus™)	29,244	5,924	36,687
MFS Investors Growth Stock (AnnuiChoice™)	103	5,012	61,847
MFS Investors Growth Stock (GrandMaster flex3™)	251,312	265,670	33,769
MFS Investors Growth Stock (Grandmaster™)	16,949	17,428	19,167
MFS Investors Growth Stock (IQ Annuity™)	475,080	497,168	44,347
MFS Investors Growth Stock (Pinnacleplus™)	1,154	1,825	76,933
MFS Mid Cap Growth (AnnuiChoice™)	24,415	86,687	116,204
MFS Mid Cap Growth (GrandMaster flex3™)	32,615	20,495	100,529
MFS Mid Cap Growth (Grandmaster™)	22,378	1,176,527	77,809
MFS Mid Cap Growth (IQ Annuity™)	43,581	40,223	151,662
MFS Mid Cap Growth (Pinnacleplus™)	30,074	3,855	120,402
MFS New Discovery (AnnuiChoice™)	27,311	106,087	71,614
MFS New Discovery (GrandMaster flex3™)	20,355	226,334	32,967
MFS New Discovery (Grandmaster™)	1,941	174,983	97,007
MFS New Discovery (IQ Annuity™)	27,892	70,827	75,928
MFS New Discovery (Pinnacleplus™)	4,514	389	11,395
MFS Total Return (AnnuiChoice™)	88,032	248,392	502,370
MFS Total Return (GrandMaster flex3™)	70,568	94,912	234,147
MFS Total Return (Grandmaster™)	437,291	338,605	1,774,840
MFS Total Return (IQ Annuity™)	208,058	352,251	999,122

Division	Purchases	Sales	Cost
MFS Total Return (Pinnacleplus™)	631,973	177,042	1,003,856

Affiliated Service Class 2:
Touchstone Money Market (IQ Annuity™)	$9,753,842	$8,740,457	$4,114,165
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)	105,217	180,058	348,782
Fidelity VIP Asset Manager (GrandMaster flex3™)	68,325	12,091	244,505
Fidelity VIP Asset Manager (IQ3)	23,019	101,093	473,894
Fidelity VIP Asset Manager (Pinnacleplus™)	35,423	12,880	74,327
Fidelity VIP Balanced (AnnuiChoice™)	39,762	51,956	244,551
Fidelity VIP Balanced (GrandMaster flex3™)	37,880	27,826	296,736
Fidelity VIP Balanced (IQ3™)	212,583	307,210	483,014
Fidelity VIP Balanced (Pinnacleplus™)	143,176	21,848	242,626
Fidelity VIP Contrafund (AnnuiChoice™)	734,449	209,024	1,395,022
Fidelity VIP Contrafund (GrandMaster flex3™)	1,453,822	660,095	1,549,239
Fidelity VIP Contrafund (IQ3)	1,465,175	1,275,825	2,269,362
Fidelity VIP Contrafund (Pinnacleplus™)	1,064,393	244,711	1,589,827
Fidelity VIP Contrafund Standard (IQ Advisor™)	5,555	2	5,553
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	—	31,661	—
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	950	503	27,742
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	—	478	29,885
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	7,983	152,909	93,200
Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus™)	65,597	694	64,981
Fidelity VIP Equity-Income (AnnuiChoice™)	376,935	164,800	833,459
Fidelity VIP Equity-Income (GrandMaster flex3™)	201,067	227,261	406,940
Fidelity VIP Equity-Income (IQ3™)	109,680	418,441	785,169
Fidelity VIP Equity-Income (Pinnacleplus™)	497,599	53,634	1,255,590
Fidelity VIP Growth & Income (AnnuiChoice™)	180,279	337,702	211,877
Fidelity VIP Growth & Income (GrandMaster flex3™)	18,551	16,611	160,613
Fidelity VIP Growth & Income (IQ3™)	16,327	165,405	237,208
Fidelity VIP Growth & Income (Pinnacleplus™)	101,257	68,926	132,683
Fidelity VIP Growth (AnnuiChoice™)	156,764	200,104	282,358
Fidelity VIP Growth (GrandMaster flex3™)	205,316	683,258	156,362
Fidelity VIP Growth (IQ3™)	76,915	195,020	393,947
Fidelity VIP Growth (Pinnacleplus™)	60,605	54,591	190,959
Fidelity VIP Growth Opportunities (AnnuiChoice™)	40,341	54,591	47,653
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	471	47,523	33,996
Fidelity VIP Growth Opportunities (IQ3™)	960	16,514	6,615
Fidelity VIP Growth Opportunities (Pinnacleplus™)	4,389	1,682	65,394
Fidelity VIP High Income (AnnuiChoice™)	119,940	225,929	307,247
Fidelity VIP High Income (GrandMaster flex3™)	5,445,973	4,254,090	2,727,475
Fidelity VIP High Income (IQ3™)	5,137,834	4,268,959	2,703,522
Fidelity VIP High Income (Pinnacleplus™)	112,867	27,866	277,752
Fidelity VIP Index 500 (AnnuiChoice™)	8,074	61,236	411,226
Fidelity VIP Index 500 (IQ3™)	13,201	219,151	585,000
Fidelity VIP Index 500 (Pinnacleplus™)	1,553	3,791	90,613
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	361,144	201,158	1,078,433
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	294,374	93,672	357,391

Division	Purchases	Sales	Cost
Fidelity VIP Investment Grade Bond (IQ3™)	515,654	363,950	1,443,691
Fidelity VIP Investment Grade Bond (Pinnacleplus™)	227,017	30,309	284,056
Fidelity VIP Mid Cap (AnnuiChoice™)	207,329	139,175	720,495
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (GrandMaster flex3™)	$777,501	$86,287	$945,498
Fidelity VIP Mid Cap (IQ Annuity™)	359,684	397,530	1,199,538
Fidelity VIP Mid Cap (Pinnacleplus™)	732,371	178,833	1,182,798
Fidelity VIP Overseas (AnnuiChoice™)	60,435	17,852	245,723
Fidelity VIP Overseas (GrandMaster flex3™)	160,731	32,704	156,307
Fidelity VIP Overseas (IQ3™)	240,469	207,003	134,554
Fidelity VIP Overseas (Pinnacleplus™)	67,581	4,472	136,008
Affiliated Class 1:
Touchstone Money Market (Pinnacleplus™)	1,239,283	969,592	905,256
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	170,974	12,252	205,617
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	60,236	53,225	75,705
Van Kampen UIF Emerging Markets Debt (IQ3™)	15,521	10,522	37,470
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	34,570	48,096	236,404
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	396,652	197,469	501,894
Van Kampen UIF U.S. Real Estate (IQ3™)	84,516	51,510	136,121
Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (AnnuiChoice™)	1,042	1,396	29,021
Putnam VT Discovery Growth (Grandmaster™)	754	29,828	11,480
Putnam VT Discovery Growth (IQ Annuity™)	977	29,245	49,342
Putnam VT Growth and Income (AnnuiChoice™)	68,495	9,606	183,797
Putnam VT Growth and Income (GrandMaster flex3™)	369	124	5,928
Putnam VT Growth and Income (Grandmaster™)	4,363	32,284	171,037
Putnam VT Growth and Income (IQ Annuity™)	26,081	167,280	451,662
Putnam VT Growth and Income (Pinnacleplus™)	13,684	3,844	14,497
Putnam VT International Equity (AnnuiChoice™)	21,264	42,014	46,223
Putnam VT International Equity (GrandMaster flex3™)	50,333	21,903	102,149
Putnam VT International Equity (Grandmaster™)	138,200	145,000	170,553
Putnam VT International Equity (IQ Annuity™)	20,791	11,228	164,665
Putnam VT International Equity (Pinnacleplus™)	33,370	754	43,353
Putnam VT Small Cap Value (AnnuiChoice™)	58,408	86,303	234,859
Putnam VT Small Cap Value (GrandMaster flex3™)	564,486	393,377	387,703
Putnam VT Small Cap Value (Grandmaster™)	808,180	884,723	1,896,503
Putnam VT Small Cap Value (IQ Annuity™)	268,010	147,715	588,248
Putnam VT Small Cap Value (Pinnacleplus™)	207,277	15,601	291,476
Putnam VT The George Putnam Fund of Boston (GrandMaster flex3™)	23,952	21,098	6,320
Putnam VT The George Putnam Fund of Boston (Grandmaster™)	99,535	7,082	129,811
Putnam VT The George Putnam Fund of Boston (IQ Annuity™)	75	50	1,921
Putnam VT Voyager (GrandMaster flex3™)	26	4,352	—
Putnam VT Voyager (Grandmaster™)	824	30,123	14,330
Putnam VT Voyager (IQ Annuity™)	239	3,829	31,300
Putnam VT Voyager (Pinnacleplus™)	8,132	426	12,033
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	302,498	128,968	379,501

Division	Purchases	Sales	Cost
Franklin Growth and Income Securities (AnnuiChoice™)	56,944	35,759	125,442
Franklin Growth and Income Securities (GrandMaster flex3™)	76,195	28,497	128,303
Franklin Growth and Income Securities (Grandmaster™)	156,812	83,232	374,047
Franklin Growth and Income Securities (IQ Annuity™)	116,248	82,782	385,215
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (Pinnacleplus™)	$176,142	$37,959	$395,458
Franklin Income Securities (AnnuiChoice™)	162,172	224,852	494,115
Franklin Income Securities (GrandMaster flex3™)	821,905	85,582	1,683,868
Franklin Income Securities (Grandmaster™)	664,305	338,051	1,336,174
Franklin Income Securities (IQ Annuity™)	735,493	127,473	1,050,142
Franklin Income Securities (Pinnacleplus™)	853,873	202,075	1,618,578
Franklin Large Cap Growth Securities (AnnuiChoice™)	104,665	218,532	146,129
Franklin Large Cap Growth Securities (GrandMaster flex3™)	198,578	63,855	368,353
Franklin Large Cap Growth Securities (Grandmaster™)	4,703	54,821	141,459
Franklin Large Cap Growth Securities (IQ Annuity™)	214,099	45,698	306,434
Franklin Large Cap Growth Securities (Pinnacleplus™)	153,524	181,856	292,614
Franklin Mutual Shares Securities (AnnuiChoice™)	75,733	10,196	330,644
Franklin Mutual Shares Securities (GrandMaster flex3™)	465,875	25,654	844,277
Franklin Mutual Shares Securities (IQ Annuity™)	202,754	30,386	273,525
Franklin Mutual Shares Securities (Pinnacleplus™)	480,837	57,443	774,999
Franklin Mutual Shares Securities Standard (IQ Advisor™)	11,117	3	11,114
Franklin Mutual Shares Securities(Grandmaster™)	324,340	204,418	898,885
Templeton Foriegn Securities Fund (GrandMaster flex3™)	445,671	50,931	563,601
Templeton Foriegn Securities Fund (Grandmaster™)	1,048,288	883,347	305,656
Templeton Foriegn Securities Fund (Pinnacleplus™)	111,364	24,535	298,060
Templeton Foreign Securities Fund (AnnuiChoice™)	90,748	9,024	136,623
Templeton Growth Securities (AnnuiChoice™)	69,291	16,553	123,633
Templeton Growth Securities (GrandMaster flex3™)	362,748	33,356	594,958
Templeton Growth Securities (Grandmaster™)	130,542	116,831	321,606
Templeton Growth Securities (IQ Annuity™)	213,060	18,206	318,943
Templeton Growth Securities (Pinnacleplus™)	465,836	12,048	548,763
Templeton Growth Securities Standard (IQ Advisor™)	5,553	2	5,551
Van Kampen LIT Comstock (AnnuiChoice™)	127,245	231,221	237,123
Van Kampen LIT Comstock (GrandMaster flex3™)	385,638	240,722	274,607
Van Kampen LIT Comstock (Grandmaster™)	179,302	2,022,264	341,796
Van Kampen LIT Comstock (IQ Annuity™)	179,364	8,557	177,578
Van Kampen LIT Comstock (Pinnacleplus™)	135,992	41,874	263,684
Van Kampen LIT Emerging Growth (AnnuiChoice™)	8,425	13,357	—
Van Kampen LIT Emerging Growth (GrandMaster flex3™)	2	5,009	12,267
Van Kampen LIT Emerging Growth (Grandmaster™)	779	5,277	5,244
Van Kampen LIT Emerging Growth (IQ Annuity™)	—	26	1,020
Van Kampen LIT Emerging Growth (Pinnacleplus™)	3,628	1,820	69,072
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	104,368	62,405	94,594
Van Kampen UIF Emerging Markets Debt (Pinnacleplus™)	227,500	7,947	280,814
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	43,469	13,102	84,378
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	241,658	15,915	270,451
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	409,178	412,585	318,777
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	973,261	1,036,626	26,782

Division	Purchases	Sales	Cost
Van Kampen UIF Emerging Markets Equity (Pinnacleplus™)	402,098	139,224	336,617
Van Kampen UIF U. S. Real Estate (Pinnacleplus™)	401,546	24,779	648,472
Van Kampen UIF U.S. Real Estate (Grandmaster™)	440,203	514,080	484,239
Van Kampen UIF U.S. Real Estate (IQ Annuity™)	—	6,314	—

Non-Affiliated Class B:
Scudder VIT EAFE Equity Index (AnnuiChoice™)	$334,509	$636,062	$—
Scudder VIT EAFE Equity Index (GrandMaster flex3™)	117,908	211,972	—
Scudder VIT EAFE Equity Index (Grandmaster™)	25,116	149,385	—
Scudder VIT EAFE Equity Index (IQ3™)	81,223	509,327	—
Scudder VIT EAFE Equity Index (Pinnacleplus™)	43,528	256,639	—
Scudder VIT Equity 500 Index (AnnuiChoice™)	426,102	201,161	840,322
Scudder VIT Equity 500 Index (GrandMaster flex3™)	587,133	239,783	1,285,485
Scudder VIT Equity 500 Index (Grandmaster™)	373,100	1,376,719	2,973,406
Scudder VIT Equity 500 Index (IQ3™)	102,553	250,891	268,250
Scudder VIT Equity 500 Index (Pinnacleplus™)	340,139	44,558	1,058,329
Scudder VIT Small Cap Index (AnnuiChoice™)	68,722	86,194	156,875
Scudder VIT Small Cap Index (GrandMaster flex3™)	83,610	72,891	202,595
Scudder VIT Small Cap Index (Grandmaster™)	632,197	476,141	387,049
Scudder VIT Small Cap Index (IQ3™)	215,018	167,143	132,359
Scudder VIT Small Cap Index (Pinnacleplus™)	95,750	18,386	426,596

3. Expenses

National Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. Six contracts are currently offered by the Separate Account: Grandmaster flex3, IQ3 the Smart Annuity (“IQ3”), IQ Advisor, AnnuiChoice, PinnaclePlus and ETF easyAnnuity. Grandmasterflex3, AnnuiChoice and Pinnacle Plus have a deferred sales load charge. IQ3, IQ Advisor and ETF easyAnnuity have no sales load charges on their contracts. GrandMaster flex3 charges an annual rate of 1.40% and 0.15% of net assets, IQ3 charges an annual rate of 1.30% and 0.15% of net assets, AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets, PinnaclePlus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. IQ Advisor, an integrated low-cost annuity sold by fee-based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. The same contract is available with an optional death benefit, referred to as IQ Advisor Enhanced, and charges an annual rate of 0.80% of net assets to cover these expenses. ETF Easy Annuity charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. These charges are deducted on a daily basis. For IQ3, ETF easyAnnuity and Annuichoice, an annual administrative charge of $30 per contract is assessed if the participant’s account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant’s retirement date (as defined by the participant’s contract). PinnaclePlus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. For GrandMaster flex3, an annual administrative charge of $50 per contract is assessed if the account value is less than $75,000 at the end of any participation year. IQ Advisor does not have an annual administrative charge.

National Integrity also deducts an amount quarterly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on a quarterly anniversary day.

4. Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2005 and 2004).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)
	2005	51		$10.64	$545	0.00%	1.00%	3.63%
	2004	35		10.27	362	13.94%	1.00%	2.70%
Touchstone Aggressive ETF (GrandMaster flex3™)
	2005	47		10.58	493	0.00%	1.55%	2.99%
	2004	14		10.27	148	88.01%	1.55%	2.70%
Touchstone Aggressive ETF (Grandmaster™)
	2005	186		10.60	1,977	0.00%	1.35%	3.22%
	2004	178		10.27	1,826	13.31%	1.35%	2.70%
Touchstone Aggressive ETF (IQ Annuity™)
	2005	89		10.59	939	0.00%	1.45%	3.11%
	2004	2		10.27	25	20.85%	1.45%	2.70%
Touchstone Aggressive ETF (Pinnacleplus™)
	2005	18		10.56	195	0.00%	1.67%	2.85%
	2004	3		10.27	31	12.01%	1.67%	2.70%
Touchstone Balanced (AnnuiChoice™)
	2005	17		12.59	217	1.44%	1.00%	5.54%
	2004	18		11.93	217	1.16%	1.00%	8.55%
	2003	14		10.99	150	1.33%	1.00%	20.37%
	2002	1		9.13	7	3.25%	1.00%	(10.05)%
	2001	—	*	10.15	1	119.25%	1.00%	1.50%
Touchstone Balanced (GrandMaster flex3™)
	2005	40		12.83	508	1.56%	1.55%	4.97%
	2004	34		12.22	416	1.29%	1.55%	7.95%
	2003	15		11.32	168	3.09%	1.55%	19.66%
	2002	—	*	9.46	2	8.37%	1.55%	(5.40)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Balanced (Grandmaster™)
	2005	—	*	$11.38	$3	1.48%	1.35%	5.18%
	2004	—	*	10.82	3	18.02%	1.35%	8.20%
Touchstone Balanced (IQ Annuity™)
	2005	21		12.07	256	1.28%	1.45%	5.10%
	2004	28		11.48	321	0.91%	1.45%	8.00%
	2003	22		10.63	234	0.65%	1.45%	19.84%
	2002	26		8.87	232	2.65%	1.45%	(10.40)%
	2001	7		9.90	67	14.92%	1.45%	(1.00)%
Touchstone Balanced (Pinnacleplus™)
	2005	27		12.38	328	1.47%	1.67%	4.88%
	2004	26		11.80	304	2.45%	1.67%	7.76%
	2003	2		10.95	21	5.96%	1.67%	9.50%
Touchstone Baron Small Cap (AnnuiChoice™)
	2005	27		15.48	419	0.00%	1.00%	6.61%
	2004	25		14.52	363	0.00%	1.00%	26.59%
	2003	11		11.47	127	0.00%	1.00%	31.99%
	2002	8		8.69	66	0.00%	1.00%	(14.89)%
	2001	1		10.21	13	0.00%	1.00%	2.10%
Touchstone Baron Small Cap (GrandMaster flex3™)
	2005	38		14.49	551	0.00%	1.55%	6.01%
	2004	22		13.67	298	0.00%	1.55%	25.87%
	2003	9		10.86	95	0.00%	1.55%	31.32%
	2002	—	*	8.27	2	0.00%	1.55%	(17.30)%
Touchstone Baron Small Cap (Grandmaster™)
	2005	23		12.52	284	0.00%	1.35%	6.20%
	2004	14		11.79	160	0.00%	1.35%	17.90%
Touchstone Baron Small Cap (IQ Annuity™)
	2005	73		14.85	1,091	0.00%	1.45%	6.13%
	2004	71		13.99	994	0.00%	1.45%	25.92%
	2003	71		11.11	794	0.00%	1.45%	31.64%
	2002	60		8.44	506	0.00%	1.45%	(15.35)%
	2001	20		9.97	198	0.00%	1.45%	(0.30)%
Touchstone Baron Small Cap (Pinnacleplus™)
	2005	34		14.69	495	0.00%	1.67%	5.91%
	2004	18		13.87	247	0.00%	1.67%	25.63%
	2003	2		11.04	23	0.00%	1.67%	10.40%
Touchstone Conservative ETF (AnnuiChoice™)
	2005	—	*	10.40	5	0.00%	1.00%	2.33%
Touchstone Conservative ETF (GrandMaster flex3™)
	2005	108		10.33	1,118	0.00%	1.55%	1.70%
Touchstone Conservative ETF (Grandmaster™)
	2005	12		10.36	128	0.00%	1.35%	1.93%
	2004	—	*	10.16	1	32.93%	1.35%	1.60%
Touchstone Conservative ETF (IQ Annuity™)
	2005	115		10.34	1,193	0.00%	1.45%	1.82%
	2004	2		10.16	25	27.40%	1.45%	1.60%
Touchstone Conservative ETF (Pinnacleplus™)
	2005	32		10.32	333	0.00%	1.67%	1.56%
	2004	3		10.16	32	28.12%	1.67%	1.60%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Core Bond (AnnuiChoice™)
	2005	20		$11.38	$232	0.00%	1.00%	0.64%
	2004	30		11.31	342	3.36%	1.00%	2.26%
	2003	36		11.06	403	4.54%	1.00%	2.50%
	2002	15		10.79	157	19.39%	1.00%	6.83%
Touchstone Core Bond (GrandMaster flex3™)
	2005	50		10.81	539	0.00%	1.55%	0.08%
	2004	47		10.80	509	4.34%	1.55%	1.69%
	2003	33		10.62	345	5.59%	1.55%	1.92%
	2002	2		10.42	23	34.85%	1.55%	4.20%
Touchstone Core Bond (Grandmaster™)
	2005	1		10.31	12	0.00%	1.35%	0.29%
	2004	4		10.28	40	33.13%	1.35%	2.80%
Touchstone Core Bond (IQ Annuity™)
	2005	55		11.15	618	0.00%	1.45%	0.21%
	2004	46		11.13	508	4.08%	1.45%	1.83%
	2003	44		10.93	484	3.59%	1.45%	1.96%
	2002	38		10.72	410	11.91%	1.45%	6.35%
	2001	12		10.08	119	44.94%	1.45%	0.80%
Touchstone Core Bond (Pinnacleplus™)
	2005	20		10.13	201	0.00%	1.67%	0.02%
	2004	12		10.13	125	11.91%	1.67%	1.50%
	2003	2		9.98	18	14.10%	1.67%	(0.20)%
Touchstone Eagle Capital Appreciation (AnnuiChoice™)
	2005	4		10.22	41	0.08%	1.00%	(0.87)%
	2004	4		10.31	40	1.01%	1.00%	13.67%
	2003	4		9.07	35	0.18%	1.00%	31.07%
	2002	—	*	6.92	3	0.00%	1.00%	(31.21)%
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)
	2005	3		12.29	33	0.09%	1.55%	(1.47)%
	2004	2		12.47	28	1.18%	1.55%	13.16%
	2003	1		11.02	11	0.26%	1.55%	30.26%
Touchstone Eagle Capital Appreciation (IQ Annuity™)
	2005	17		10.31	174	0.07%	1.45%	(1.32)%
	2004	22		10.45	234	1.02%	1.45%	13.22%
	2003	24		9.23	218	0.14%	1.45%	30.37%
	2002	19		7.08	131	0.00%	1.45%	(31.53)%
	2001	10		10.34	103	0.00%	1.45%	3.40%
Touchstone Eagle Capital Appreciation (Pinnacleplus™)
	2005	4		12.31	45	0.09%	1.67%	(1.56)%
	2004	4		12.51	46	1.54%	1.67%	13.01%
	2003	2		11.07	18	0.30%	1.67%	10.70%
Touchstone Emerging Growth (AnnuiChoice™)
	2005	19		14.91	288	6.09%	1.00%	14.15%
	2004	27		13.06	357	2.03%	1.00%	10.96%
	2003	23		11.77	276	0.00%	1.00%	45.85%
	2002	9		8.07	72	4.82%	1.00%	(23.14)%
Touchstone Emerging Growth (GrandMaster flex3™)
	2005	9		14.76	139	5.15%	1.55%	13.49%
	2004	8		13.01	101	3.21%	1.55%	10.35%
	2003	1		11.79	13	0.00%	1.55%	45.02%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Emerging Growth (Grandmaster™)
	2005	10		$12.22	$123	5.37%	1.35%	13.78%
	2004	12		10.74	124	5.30%	1.35%	7.40%
Touchstone Emerging Growth (IQ Annuity™)
	2005	22		15.66	342	4.33%	1.45%	13.67%
	2004	28		13.78	386	1.85%	1.45%	10.42%
	2003	26		12.48	326	0.00%	1.45%	45.12%
	2002	23		8.60	201	4.80%	1.45%	(23.42)%
	2001	—	*	11.23	5	0.00%	1.45%	12.30%
Touchstone Emerging Growth (Pinnacleplus™)
	2005	30		14.45	438	5.97%	1.67%	13.33%
	2004	19		12.75	238	2.65%	1.67%	10.20%
	2003	4		11.57	48	0.00%	1.67%	15.70%
Touchstone Enhanced Dividend 30 (AnnuiChoice™)
	2005	—	*	9.90	—	0.00%	1.00%	(4.02)%
	2004	1		10.32	7	0.25%	1.00%	4.14%
	2003	7		9.91	66	1.42%	1.00%	30.57%
	2002	2		7.59	17	2.58%	1.00%	(23.49)%
Touchstone Enhanced Dividend 30 (GrandMaster flex3™)
	2005	5		10.65	56	0.00%	1.55%	(4.59)%
	2004	5		11.16	52	3.19%	1.55%	3.62%
	2003	1		10.77	9	3.36%	1.55%	29.76%
Touchstone Enhanced Dividend 30 (Grandmaster™)
	2005	1		10.13	8	0.00%	1.35%	(4.35)%
	2004	2		10.59	25	14.55%	1.35%	5.90%
Touchstone Enhanced Dividend 30 (IQ Annuity™)
	2005	3		10.05	26	0.00%	1.45%	(4.47)%
	2004	—	*	10.52	1	0.05%	1.45%	3.65%
	2003	3		10.15	34	1.93%	1.45%	29.96%
	2002	2		7.81	13	1.12%	1.45%	(23.80)%
	2001	1		10.25	15	20.24%	1.45%	2.50%
Touchstone Enhanced Dividend 30 (Pinnacleplus™)
	2005	5		10.98	50	0.00%	1.67%	(4.68)%
	2004	3		11.52	39	2.80%	1.67%	3.41%
Touchstone Enhanced ETF (AnnuiChoice™)
	2005	146		11.02	1,610	0.00%	1.00%	5.00%
Touchstone Enhanced ETF (GrandMaster flex3™)
	2005	111		10.96	1,216	0.00%	1.55%	4.35%
	2004	—	*	10.50	3	6.70%	1.55%	5.00%
Touchstone Enhanced ETF (Grandmaster™)
	2005	256		10.98	2,809	0.00%	1.35%	4.58%
	2004	26		10.50	274	7.77%	1.35%	5.00%
Touchstone Enhanced ETF (IQ Annuity™)
	2005	83		10.97	910	0.00%	1.45%	4.47%
Touchstone Enhanced ETF (Pinnacleplus™)
	2005	16		10.94	178	0.00%	1.67%	4.21%
	2004	2		10.50	19	7.25%	1.67%	5.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Growth & Income (AnnuiChoice™)
	2005	7		$12.03	$82	0.03%	1.00%	0.84%
	2004	8		11.93	92	1.81%	1.00%	9.05%
	2003	8		10.94	88	9.79%	1.00%	31.49%
	2002	2		8.32	15	3.59%	1.00%	(15.79)%
Touchstone Growth & Income (GrandMaster flex3™)
	2005	7		12.03	85	0.04%	1.55%	0.32%
	2004	11		11.99	130	1.86%	1.55%	8.31%
	2003	11		11.07	120	28.49%	1.55%	30.85%
	2002	—	*	8.46	1	16.35%	1.55%	(15.40)%
Touchstone Growth & Income (IQ Annuity™)
	2005	4		12.22	50	0.01%	1.45%	0.41%
	2004	22		12.17	273	1.76%	1.45%	8.47%
	2003	18		11.22	198	4.38%	1.45%	30.92%
	2002	4		8.57	37	7.77%	1.45%	(16.14)%
	2001	1		10.22	8	84.04%	1.45%	2.20%
Touchstone Growth & Income (Pinnacleplus™)
	2005	7		12.35	83	0.03%	1.67%	0.20%
	2004	6		12.33	80	2.87%	1.67%	8.25%
	2003	1		11.39	14	32.79%	1.67%	13.90%
Touchstone High Yield (AnnuiChoice™)
	2005	12		13.78	166	0.00%	1.00%	2.26%
	2004	18		13.48	247	7.05%	1.00%	8.45%
	2003	22		12.43	279	13.00%	1.00%	22.70%
	2002	3		10.13	29	15.84%	1.00%	1.81%
Touchstone High Yield (GrandMaster flex3™)
	2005	35		13.25	466	0.00%	1.55%	1.65%
	2004	37		13.04	488	8.38%	1.55%	7.86%
	2003	29		12.09	347	16.05%	1.55%	22.12%
	2002	9		9.90	90	76.93%	1.55%	(1.00)%
Touchstone High Yield (Grandmaster™)
	2005	34		10.87	371	0.00%	1.35%	1.90%
	2004	32		10.67	342	40.88%	1.35%	6.70%
Touchstone High Yield (IQ Annuity™)
	2005	29		13.81	397	0.00%	1.45%	1.76%
	2004	27		13.57	364	6.60%	1.45%	7.96%
	2003	36		12.57	447	8.98%	1.45%	22.28%
	2002	12		10.28	127	10.31%	1.45%	1.28%
	2001	4		10.15	44	146.66%	1.45%	1.50%
Touchstone High Yield (Pinnacleplus™)
	2005	64		11.55	741	0.00%	1.67%	1.55%
	2004	28		11.37	322	16.97%	1.67%	7.77%
	2003	2		10.55	25	28.17%	1.67%	5.50%
Touchstone Moderate ETF (AnnuiChoice™)
	2005	13		10.55	142	0.00%	1.00%	2.86%
	2004	1		10.26	8	9.06%	1.00%	2.60%
Touchstone Moderate ETF (GrandMaster flex3™)
	2005	153		10.49	1,600	0.00%	1.55%	2.32%
	2004	30		10.25	303	22.15%	1.55%	2.50%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (Grandmaster™)
	2005	36		$10.51	$376	0.00%	1.35%	2.55%
	2004	12		10.25	126	9.14%	1.35%	2.50%
Touchstone Moderate ETF (IQ Annuity™)
	2005	178		10.50	1,871	0.00%	1.45%	2.44%
	2004	48		10.25	488	9.77%	1.45%	2.50%
Touchstone Moderate ETF (Pinnacleplus™)
	2005	58		10.47	604	0.00%	1.67%	2.18%
	2004	35		10.25	360	7.01%	1.67%	2.50%
Touchstone Money Market (AnnuiChoice™)
	2005	42		10.36	430	3.13%	1.00%	2.17%
	2004	42		10.14	423	1.33%	1.00%	0.30%
	2003	45		10.11	459	0.99%	1.00%	0.00%
	2002	26		10.11	266	1.36%	1.00%	0.60%
	2001	—	*	10.05	4	2.23%	1.00%	0.50%
Touchstone Third Avenue Value (AnnuiChoice™)
	2005	60		16.28	977	0.79%	1.00%	16.26%
	2004	68		14.00	954	0.22%	1.00%	24.67%
	2003	82		11.23	917	0.33%	1.00%	38.81%
	2002	44		8.09	356	2.14%	1.00%	(18.37)%
	2001	10		9.91	99	0.09%	1.00%	(0.90)%
Touchstone Third Avenue Value (GrandMaster flex3™)
	2005	121		16.19	1,955	1.13%	1.55%	15.58%
	2004	52		14.01	733	0.44%	1.55%	23.98%
	2003	15		11.30	174	0.20%	1.55%	37.97%
	2002	2		8.19	18	0.00%	1.55%	(18.10)%
Touchstone Third Avenue Value (Grandmaster™)
	2005	150		14.09	2,109	1.32%	1.35%	15.83%
	2004	25		12.16	306	0.91%	1.35%	21.60%
Touchstone Third Avenue Value (IQ Annuity™)
	2005	189		15.84	3,000	0.80%	1.45%	15.70%
	2004	186		13.69	2,541	0.26%	1.45%	24.12%
	2003	179		11.03	1,978	0.34%	1.45%	38.22%
	2002	145		7.98	1,160	2.04%	1.45%	(18.74)%
	2001	40		9.82	396	0.94%	1.45%	(1.80)%
Touchstone Third Avenue Value (Pinnacleplus™)
	2005	115		17.11	1,973	1.08%	1.67%	15.46%
	2004	50		14.82	748	0.47%	1.67%	23.81%
	2003	1		11.97	18	0.00%	1.67%	19.70%
Touchstone Value Plus (AnnuiChoice™)
	2005	15		10.26	155	0.00%	1.00%	1.12%
	2004	20		10.15	208	0.78%	1.00%	9.49%
	2003	21		9.27	199	1.03%	1.00%	28.39%
	2002	1		7.22	8	1.48%	1.00%	(27.36)%
Touchstone Value Plus (GrandMaster flex3™)
	2005	11		11.54	124	0.00%	1.55%	0.62%
	2004	9		11.47	101	0.82%	1.55%	8.82%
	2003	11		10.54	116	1.66%	1.55%	27.60%
Touchstone Value Plus (Grandmaster™)
	2005	3		10.99	35	0.00%	1.35%	0.78%
	2004	4		10.91	42	2.27%	1.35%	9.10%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
	Touchstone Value Plus (IQ Annuity™)
	2005	22		$10.19	$226	0.00%	1.45%	0.70%
	2004	21		10.12	216	0.74%	1.45%	8.93%
	2003	25		9.29	234	0.99%	1.45%	27.79%
	2002	3		7.27	24	1.84%	1.45%	(27.66)%
	2001	1		10.05	8	7.66%	1.45%	0.50%
	Touchstone Value Plus (Pinnacleplus™)
	2005	22		12.10	263	0.00%	1.67%	0.43%
	2004	16		12.05	187	1.21%	1.67%	8.75%
	2003	2		11.08	27	19.95%	1.67%	10.80%
Non-Affiliated:
	JP Morgan Bond (AnnuiChoice™)
	2005	65		11.43	739	4.93%	1.00%	1.79%
	2004	54		11.23	610	4.80%	1.00%	3.22%
	2003	59		10.88	647	4.65%	1.00%	2.74%
	2002	48		10.59	511	0.00%	1.00%	5.90%
	JP Morgan Bond (GrandMaster flex3™)
	2005	35		11.13	387	4.91%	1.55%	1.21%
	2004	38		11.00	416	4.12%	1.55%	2.71%
	2003	30		10.71	318	3.65%	1.55%	2.10%
	2002	14		10.49	148	0.00%	1.55%	4.90%
	JP Morgan Bond (Grandmaster™)
	2005	4		10.51	41	5.92%	1.35%	1.43%
	2004	5		10.36	54	0.00%	1.35%	3.60%
	JP Morgan Bond (IQ3™)
	2005	18		11.24	200	5.30%	1.45%	1.28%
	2004	19		11.10	211	4.07%	1.45%	2.78%
	2003	13		10.80	142	2.18%	1.45%	2.27%
	2002	4		10.56	46	0.00%	1.45%	5.60%
	JP Morgan Bond (Pinnacleplus™)
	2005	46		10.30	470	4.36%	1.67%	1.11%
	2004	29		10.19	300	3.24%	1.67%	2.52%
	2003	9		9.94	91	0.00%	1.67%	(0.60)%
	JP Morgan International Equity (AnnuiChoice™)
	2005	29		13.69	399	0.87%	1.00%	9.59%
	2004	25		12.49	312	0.38%	1.00%	17.17%
	2003	6		10.66	59	0.18%	1.00%	31.12%
	2002	—	*	8.13	1	0.00%	1.00%	(18.70)%
JP Morgan International Equity (GrandMaster flex3™)
	2005	13		13.60	180	0.82%	1.55%	8.99%
	2004	7		12.48	92	0.50%	1.55%	16.53%
	2003	5		10.71	53	0.83%	1.55%	30.45%
	2002	5		8.21	40	0.00%	1.55%	(17.90)%
	JP Morgan International Equity (Grandmaster™)
	2005	88		12.75	1,123	0.80%	1.35%	9.23%
	2004	79		11.67	918	0.00%	1.35%	16.70%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated (continued)
	JP Morgan International Equity (IQ3™)
	2005	13		$13.25	$169	0.44%	1.45%	9.05%
	2004	6		12.15	67	0.19%	1.45%	16.71%
	2003	12		10.41	130	1.02%	1.45%	30.45%
	2002	14		7.98	110	0.00%	1.45%	(20.20)%
	JP Morgan International Equity (Pinnacleplus™)
	2005	10		15.08	146	0.50%	1.67%	8.85%
	2004	3		13.85	43	0.48%	1.67%	16.39%
	2003	1		11.90	8	0.00%	1.67%	19.00%
	JP Morgan Mid Cap Value (AnnuiChoice™)
	2005	23		15.33	356	0.57%	1.00%	8.10%
	2004	10		14.18	137	0.10%	1.00%	19.86%
	2003	1		11.83	8	0.19%	1.00%	28.31%
	2002	—	*	9.22	1	0.00%	1.00%	(7.80)%
	JP Morgan Mid Cap Value (GrandMaster flex3™)
	2005	16		15.33	252	0.83%	1.55%	7.53%
	2004	10		14.26	141	0.55%	1.55%	19.13%
	2003	5		11.97	59	0.33%	1.55%	27.61%
	2002	2		9.38	17	0.00%	1.55%	(6.20)%
	JP Morgan Mid Cap Value (Grandmaster™)
	2005	99		12.39	1,224	0.19%	1.35%	7.72%
	2004	5		11.50	54	0.00%	1.35%	15.00%
	JP Morgan Mid Cap Value (IQ3™)
	2005	11		15.08	161	0.96%	1.45%	7.67%
	2004	7		14.01	101	0.36%	1.45%	19.23%
	2003	2		11.75	24	0.24%	1.45%	27.72%
	2002	1		9.20	11	0.00%	1.45%	(8.00)%
	JP Morgan Mid Cap Value (Pinnacleplus™)
	2005	65		14.29	931	0.91%	1.67%	7.38%
	2004	31		13.31	407	0.64%	1.67%	19.05%
	2003	8		11.18	93	0.00%	1.67%	11.80%
Affiliated Initial Class:
	Touchstone Money Market (GrandMaster flex3™)
	2005	—	*	10.07	—	2.61%	1.55%	1.59%
	2004	5		9.91	49	1.32%	1.55%	(0.20)%
	2003	7		9.93	65	0.96%	1.55%	(0.60)%
	2002	4		9.99	40	0.86%	1.55%	(0.10)%
Non-Affiliated Initial Class:
	Fidelity VIP Equity-Income (Grandmaster™)
	2005	507		51.56	26,143	2.15%	1.35%	4.45%
	2004	599		49.36	29,589	1.58%	1.35%	10.01%
	2003	683		44.87	30,654	1.90%	1.35%	28.57%
	2002	792		34.90	27,651	2.07%	1.35%	(18.06)%
	2001	1,084		42.59	46,183	1.66%	1.35%	(6.25)%
	Fidelity VIP Growth (Grandmaster™)
	2005	235		56.44	13,254	0.55%	1.35%	4.37%
	2004	310		54.08	16,748	0.28%	1.35%	1.98%
	2003	447		53.03	23,679	0.28%	1.35%	31.07%
	2002	512		40.46	20,702	0.27%	1.35%	(31.05)%
	2001	617		58.68	36,204	0.10%	1.35%	(18.77)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
	Non-Affiliated Initial Class (continued):
	Fidelity VIP High Income (Grandmaster™)
	2005	408	$15.93	$6,494	14.76%	1.35%	1.35%
	2004	554	15.72	8,702	9.44%	1.35%	8.12%
	2003	767	14.54	11,159	7.54%	1.35%	25.56%
	2002	907	11.58	10,502	12.63%	1.35%	2.03%
	2001	1,094	11.35	12,413	18.55%	1.35%	(12.96)%
	Fidelity VIP II Asset Manager (Grandmaster™)
	2005	302	31.83	9,604	3.05%	1.35%	2.64%
	2004	415	31.01	12,873	2.38%	1.35%	4.06%
	2003	381	29.80	11,344	3.73%	1.35%	16.36%
	2002	438	25.61	11,221	4.22%	1.35%	(9.95)%
	2001	530	28.44	15,069	4.60%	1.35%	(5.39)%
	Fidelity VIP II Contrafund (Grandmaster™)
	2005	696	36.40	25,317	0.32%	1.35%	15.37%
	2004	819	31.55	25,853	0.35%	1.35%	13.90%
	2003	966	27.70	26,769	0.56%	1.35%	26.72%
	2002	1,337	21.86	29,233	0.80%	1.35%	(10.56)%
	2001	1,499	24.44	36,630	1.00%	1.35%	(13.43)%
	Fidelity VIP II Index 500 (Grandmaster™)
	2005	344	29.18	10,042	1.92%	1.35%	3.43%
	2004	452	28.21	12,748	1.44%	1.35%	9.09%
	2003	689	25.86	17,815	2.33%	1.35%	26.70%
	2002	1,398	20.41	28,538	1.11%	1.35%	(23.30)%
	2001	1,497	26.61	39,833	1.44%	1.35%	(13.29)%
Fidelity VIP II Investment Grade Bond (Grandmaster™)
	2005	157	25.58	4,016	4.84%	1.35%	0.80%
	2004	198	25.38	5,028	7.62%	1.35%	3.05%
	2003	400	24.63	9,862	5.29%	1.35%	3.79%
	2002	385	23.73	9,130	3.61%	1.35%	8.85%
	2001	352	21.80	7,683	4.13%	1.35%	7.02%
	Fidelity VIP III Balanced (Grandmaster™)
	2005	212	14.15	2,999	2.91%	1.35%	4.32%
	2004	282	13.56	3,820	2.11%	1.35%	4.07%
	2003	293	13.03	3,814	3.03%	1.35%	16.13%
	2002	370	11.22	4,152	3.12%	1.35%	(9.95)%
	2001	391	12.46	4,868	4.25%	1.35%	(2.88)%
	Fidelity VIP III Growth & Income (Grandmaster™)
	2005	313	15.99	4,998	1.65%	1.35%	6.16%
	2004	419	15.06	6,304	0.95%	1.35%	4.37%
	2003	543	14.43	7,835	1.18%	1.35%	22.18%
	2002	541	11.81	6,386	1.36%	1.35%	(17.76)%
	2001	595	14.36	8,540	1.66%	1.35%	(10.03)%
Fidelity VIP III Growth Opportunities (Grandmaster™)
	2005	138	11.75	1,619	1.04%	1.35%	7.39%
	2004	203	10.94	2,222	0.57%	1.35%	5.80%
	2003	249	10.34	2,576	0.82%	1.35%	28.13%
	2002	294	8.07	2,369	1.14%	1.35%	(22.92)%
	2001	375	10.47	3,924	0.45%	1.35%	(15.56)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
	Non-Affiliated Initial Class (continued):
	Fidelity VIP Overseas (Grandmaster™)
	2005	191	$30.84	$5,884	1.23%	1.35%	17.45%
	2004	226	26.26	5,939	1.20%	1.35%	12.08%
	2003	268	23.43	6,269	0.87%	1.35%	41.49%
	2002	315	16.56	5,211	0.87%	1.35%	(21.37)%
	2001	455	21.06	9,584	6.20%	1.35%	(22.23)%
	Affiliated Service Class:
	Touchstone Money Market (AnnuiChoice™)
	2005	199	10.17	2,022	2.88%	1.00%	1.85%
	2004	195	9.99	1,943	1.03%	1.00%	0.10%
	2003	273	9.98	2,723	0.64%	1.00%	(0.20)%
	Touchstone Money Market (GrandMaster flex3™)
	2005	75	10.04	750	2.88%	1.55%	1.27%
	2004	127	9.91	1,256	1.14%	1.55%	(0.50)%
	2003	40	9.96	400	0.67%	1.55%	(0.40)%
	Touchstone Money Market (Grandmaster™)
	2005	532	10.14	5,399	3.11%	1.35%	1.75%
	2004	557	9.97	5,557	1.28%	1.35%	0.00%
	2003	1,392	9.97	13,875	0.92%	1.35%	(0.30)%
	Touchstone Money Market (IQ Annuity™)
	2005	4	10.21	41	3.03%	1.45%	1.66%
	2004	6	10.04	60	1.32%	1.45%	(0.10)%
	2003	7	10.05	71	0.99%	1.45%	(0.50)%
	2002	17	10.10	172	1.50%	1.45%	0.10%
	2001	6	10.09	64	2.64%	1.45%	0.90%
	Non-Affiliated Service Class:
	Fidelity VIP III Mid Cap (Grandmaster™)
	2005	164	28.33	4,646	0.00%	1.35%	16.61%
	2004	204	24.29	4,946	0.00%	1.35%	23.11%
	2003	244	19.73	4,807	0.36%	1.35%	36.63%
	2002	327	14.44	4,729	0.76%	1.35%	(11.08)%
	2001	274	16.24	4,450	0.00%	1.35%	(4.69)%
	MFS Capital Opportunities (AnnuiChoice™)
	2005	10	9.16	95	0.57%	1.00%	0.49%
	2004	13	9.12	123	0.17%	1.00%	10.95%
	2003	11	8.22	91	0.00%	1.00%	25.88%
	2002	8	6.53	54	0.00%	1.00%	(30.53)%
	2001	3	9.40	32	0.00%	1.00%	(6.00)%
	MFS Capital Opportunities (GrandMaster flex3™)
	2005	11	11.40	124	0.54%	1.55%	(0.06)%
	2004	11	11.41	125	0.00%	1.55%	10.35%
	MFS Capital Opportunities (Grandmaster™)
	2005	6	7.67	48	0.62%	1.35%	0.17%
	2004	8	7.66	62	0.19%	1.35%	10.53%
	2003	16	6.93	114	0.00%	1.35%	25.32%
	2002	5	5.53	26	0.00%	1.35%	(30.79)%
	2001	10	7.99	84	0.00%	1.35%	(20.10)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class (continued):
MFS Capital Opportunities (IQ Annuity™)
	2005	37		$7.39	$276	0.63%	1.45%	(0.01)%
	2004	43		7.39	321	0.15%	1.45%	10.46%
	2003	29		6.69	197	0.00%	1.45%	25.28%
	2002	23		5.34	125	0.00%	1.45%	(30.83)%
	2001	9		7.72	68	1.84%	1.45%	(22.80)%
MFS Capital Opportunities (Pinnacleplus™)
	2005	7		11.89	85	0.56%	1.67%	(0.18)%
	2004	5		11.91	58	0.01%	1.67%	10.18%
	2003	—	*	10.81	1	0.00%	1.67%	8.10%
MFS Emerging Growth (AnnuiChoice™)
	2005	2		10.22	18	0.00%	1.00%	7.82%
	2004	2		9.48	18	0.00%	1.00%	11.66%
	2003	—	*	8.49	1	0.00%	1.00%	28.64%
MFS Emerging Growth (GrandMaster flex3™)
	2005	8		12.40	98	0.00%	1.55%	7.21%
	2004	3		11.57	29	0.00%	1.55%	11.04%
	2003	3		10.42	28	0.00%	1.55%	27.85%
MFS Emerging Growth (Grandmaster™)
	2005	8		9.83	75	0.00%	1.35%	7.44%
	2004	6		9.15	58	0.00%	1.35%	11.18%
	2003	5		8.23	39	0.00%	1.35%	28.19%
	2002	1		6.42	8	0.00%	1.35%	(35.80)%
MFS Emerging Growth (IQ Annuity™)
	2005	45		6.86	309	0.00%	1.45%	7.38%
	2004	70		6.39	445	0.00%	1.45%	11.13%
	2003	98		5.75	564	0.00%	1.45%	28.06%
	2002	118		4.49	530	0.00%	1.45%	(34.83)%
	2001	94		6.89	649	0.00%	1.45%	(31.10)%
MFS Emerging Growth (Pinnacleplus™)
	2005	3		12.61	42	0.00%	1.67%	7.10%
	2004	1		11.77	14	0.00%	1.67%	10.83%
	2003	—	*	10.62	2	0.00%	1.67%	6.20%
MFS Investors Growth Stock (AnnuiChoice™)
	2005	7		9.77	72	0.14%	1.00%	3.16%
	2004	8		9.47	74	0.00%	1.00%	7.98%
	2003	2		8.77	14	0.00%	1.00%	21.30%
	2002	6		7.23	40	0.00%	1.00%	(28.42)%
MFS Investors Growth Stock (GrandMaster flex3™)
	2005	3		11.07	36	0.21%	1.55%	2.58%
	2004	4		10.79	45	0.00%	1.55%	7.36%
	2003	4		10.05	37	0.00%	1.55%	20.65%
	2002	1		8.33	4	0.00%	1.55%	(16.70)%
MFS Investors Growth Stock (Grandmaster™)
	2005	2		9.42	21	0.14%	1.35%	2.83%
	2004	2		9.16	20	0.00%	1.35%	7.51%
	2003	2		8.52	15	0.00%	1.35%	21.02%
	2002	2		7.04	13	0.00%	1.35%	(29.60)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class (continued):
MFS Investors Growth Stock (IQ Annuity™)
	2005	7		$6.91	$48	0.85%	1.45%	2.74%
	2004	10		6.73	67	0.00%	1.45%	7.34%
	2003	6		6.27	35	0.00%	1.45%	20.81%
	2002	12		5.19	60	0.00%	1.45%	(28.71)%
	2001	8		7.28	59	0.94%	1.45%	(27.20)%
MFS Investors Growth Stock (Pinnacleplus™)
	2005	8		11.39	87	0.14%	1.67%	2.51%
	2004	8		11.11	84	0.00%	1.67%	7.14%
	2003	4		10.37	37	0.00%	1.67%	3.70%
MFS Mid Cap Growth (AnnuiChoice™)
	2005	16		8.72	135	0.00%	1.00%	1.78%
	2004	23		8.57	194	0.00%	1.00%	13.36%
	2003	37		7.56	283	0.00%	1.00%	35.24%
	2002	10		5.59	58	0.00%	1.00%	(44.04)%
	2001	4		9.99	40	0.00%	1.00%	(0.10)%
MFS Mid Cap Growth (GrandMaster flex3™)
	2005	9		12.14	111	0.00%	1.55%	1.26%
	2004	8		11.99	95	0.00%	1.55%	12.58%
	2003	4		10.65	39	0.00%	1.55%	34.47%
	2002	1		7.92	4	0.00%	1.55%	(20.80)%
MFS Mid Cap Growth (Grandmaster™)
	2005	12		6.95	84	0.00%	1.35%	1.54%
	2004	191		6.84	1,307	0.00%	1.35%	12.69%
	2003	195		6.07	1,185	0.00%	1.35%	34.89%
	2002	8		4.50	36	0.00%	1.35%	(44.24)%
	2001	85		8.07	684	0.00%	1.35%	(19.30)%
MFS Mid Cap Growth (IQ Annuity™)
	2005	27		6.43	171	0.00%	1.45%	1.30%
	2004	26		6.35	164	0.00%	1.45%	12.79%
	2003	46		5.63	257	0.00%	1.45%	34.69%
	2002	25		4.18	106	0.00%	1.45%	(44.27)%
	2001	21		7.50	156	0.67%	1.45%	(25.00)%
MFS Mid Cap Growth (Pinnacleplus™)
	2005	11		12.40	133	0.00%	1.67%	1.15%
	2004	8		12.26	102	0.00%	1.67%	12.48%
MFS New Discovery (AnnuiChoice™)
	2005	9		10.24	88	0.00%	1.00%	4.02%
	2004	18		9.84	174	0.00%	1.00%	5.13%
	2003	16		9.36	149	0.00%	1.00%	32.02%
	2002	15		7.09	109	0.00%	1.00%	(32.48)%
	2001	—	*	10.50	1	0.00%	1.00%	5.00%
MFS New Discovery (GrandMaster flex3™)
	2005	3		11.52	35	0.00%	1.55%	3.39%
	2004	22		11.14	250	0.00%	1.55%	4.60%
MFS New Discovery (Grandmaster™)
	2005	12		9.34	108	0.00%	1.35%	3.61%
	2004	32		9.01	287	0.00%	1.35%	4.77%
	2003	48		8.60	417	0.00%	1.35%	31.70%
	2002	42		6.53	275	0.00%	1.35%	(32.75)%
	2001	12		9.71	114	0.00%	1.35%	(2.90)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class (continued):
MFS New Discovery (IQ Annuity™)
	2005	10		$8.34	$83	0.00%	1.45%	3.58%
	2004	15		8.05	124	0.00%	1.45%	4.55%
	2003	20		7.70	151	0.00%	1.45%	31.62%
	2002	19		5.85	110	0.00%	1.45%	(32.84)%
	2001	14		8.71	118	2.78%	1.45%	(12.90)%
MFS New Discovery (Pinnacleplus™)
	2005	1		11.95	12	0.00%	1.67%	3.31%
	2004	1		11.57	7	0.00%	1.67%	4.42%
	2003	—	*	11.08	3	0.00%	1.67%	10.80%
MFS Total Return (AnnuiChoice™)
	2005	45		12.05	547	3.03%	1.00%	1.53%
	2004	62		11.87	738	1.48%	1.00%	10.01%
	2003	74		10.79	802	1.43%	1.00%	14.79%
	2002	39		9.40	364	1.59%	1.00%	(6.28)%
	2001	7		10.03	67	0.00%	1.00%	0.30%
MFS Total Return (GrandMaster flex3™)
	2005	20		11.94	241	2.45%	1.55%	1.02%
	2004	23		11.82	273	1.38%	1.55%	9.34%
	2003	12		10.81	133	0.59%	1.55%	14.15%
	2002	1		9.47	9	0.00%	1.55%	(5.30)%
MFS Total Return (Grandmaster™)
	2005	171		11.63	1,986	2.56%	1.35%	1.26%
	2004	170		11.49	1,950	1.54%	1.35%	9.43%
	2003	177		10.50	1,858	1.52%	1.35%	14.50%
	2002	181		9.17	1,663	2.18%	1.35%	(6.62)%
	2001	120		9.82	1,177	0.00%	1.35%	(1.80)%
MFS Total Return (IQ Annuity™)
	2005	97		11.70	1,134	2.73%	1.45%	1.10%
	2004	114		11.57	1,323	1.48%	1.45%	9.46%
	2003	115		10.57	1,211	1.69%	1.45%	14.27%
	2002	91		9.25	842	2.07%	1.45%	(6.66)%
	2001	38		9.91	381	1.03%	1.45%	(0.90)%
MFS Total Return (Pinnacleplus™)
	2005	87		11.74	1,023	2.20%	1.67%	0.92%
	2004	50		11.63	586	1.47%	1.67%	9.10%
	2003	28		10.66	297	0.00%	1.67%	6.60%
Affiliated Service Class 2:
Touchstone Money Market (IQ Annuity™)
	2005	409		10.06	4,114	2.97%	1.45%	1.42%
	2004	313		9.92	3,100	1.07%	1.45%	(0.40)%
	2003	342		9.96	3,410	0.63%	1.45%	(0.40)%
Non-Affiliated Service Class 2
Fidelity VIP Asset Manager (AnnuiChoice™)
	2005	32		11.41	369	2.82%	1.00%	2.78%
	2004	40		11.10	443	1.63%	1.00%	4.13%
	2003	21		10.66	228	2.72%	1.00%	16.50%
	2002	11		9.15	104	0.75%	1.00%	(9.94)%
	2001	1		10.16	15	0.00%	1.00%	1.60%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (GrandMaster flex3™)
	2005	24		$10.58	$252	2.27%	1.55%	2.13%
	2004	19		10.36	192	0.00%	1.55%	3.60%
Fidelity VIP Asset Manager (IQ3™)
	2005	48		10.84	519	2.72%	1.45%	2.30%
	2004	56		10.60	592	1.86%	1.45%	3.62%
	2003	33		10.23	341	3.17%	1.45%	15.99%
	2002	26		8.82	228	1.94%	1.45%	(10.37)%
	2001	6		9.84	56	0.00%	1.45%	(1.60)%
Fidelity VIP Asset Manager (Pinnacleplus™)
	2005	7		11.04	78	2.22%	1.67%	2.08%
	2004	5		10.82	54	2.23%	1.67%	3.44%
	2003	4		10.46	45	0.00%	1.67%	4.60%
Fidelity VIP Balanced (AnnuiChoice™)
	2005	24		11.56	273	2.57%	1.00%	4.44%
	2004	25		11.07	279	1.70%	1.00%	4.14%
	2003	24		10.63	256	1.50%	1.00%	16.17%
	2002	15		9.15	134	0.31%	1.00%	(9.76)%
	2001	—	*	10.14	5	0.00%	1.00%	1.40%
Fidelity VIP Balanced (GrandMaster flex3™)
	2005	26		12.01	318	2.44%	1.55%	3.87%
	2004	26		11.56	298	0.39%	1.55%	3.49%
	2003	3		11.17	30	0.00%	1.55%	11.70%
Fidelity VIP Balanced (IQ3™)
	2005	51		10.66	540	2.62%	1.45%	3.97%
	2004	60		10.25	619	1.72%	1.45%	3.64%
	2003	59		9.89	585	2.84%	1.45%	15.67%
	2002	67		8.55	570	1.89%	1.45%	(10.19)%
	2001	31		9.52	295	0.47%	1.45%	(4.80)%
Fidelity VIP Balanced (Pinnacleplus™)
	2005	23		11.17	255	1.93%	1.67%	3.74%
	2004	12		10.77	124	1.07%	1.67%	3.46%
	2003	1		10.41	11	0.00%	1.67%	4.10%
Fidelity VIP Contrafund (AnnuiChoice™)
	2005	116		14.91	1,737	0.12%	1.00%	15.49%
	2004	78		12.91	1,010	0.19%	1.00%	14.05%
	2003	53		11.32	602	0.19%	1.00%	26.91%
	2002	28		8.92	246	0.06%	1.00%	(10.53)%
	2001	—	*	9.97	2	0.00%	1.00%	(0.30)%
Fidelity VIP Contrafund (GrandMaster flex3™)
	2005	120		14.58	1,749	0.09%	1.55%	14.84%
	2004	57		12.70	728	0.13%	1.55%	13.39%
	2003	17		11.20	192	0.10%	1.55%	26.13%
	2002	1		8.88	8	0.00%	1.55%	(11.20)%
Fidelity VIP Contrafund (IQ3™)
	2005	204		13.19	2,692	0.14%	1.45%	14.99%
	2004	185		11.47	2,119	0.20%	1.45%	13.45%
	2003	167		10.11	1,690	0.27%	1.45%	26.38%
	2002	124		8.00	990	0.46%	1.45%	(10.91)%
	2001	46		8.98	417	0.16%	1.45%	(10.20)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (Pinnacleplus™)
	2005	126		$14.64	$1,843	0.10%	1.67%	14.70%
	2004	63		12.76	799	0.05%	1.67%	13.22%
	2003	3		11.27	37	0.00%	1.67%	12.70%
Fidelity VIP Contrafund Standard (IQ Advisor™)
	2005	—	*	13.07	5	0.00%	0.60%	15.93%
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)
	2005	—	*	13.62	—	0.00%	1.00%	19.51%
	2004	3		11.40	32	0.00%	1.00%	0.26%
	2003	3		11.37	32	0.00%	1.00%	23.59%
	2002	3		9.20	26	0.18%	1.00%	(8.46)%
	2001	1		10.05	15	0.00%	1.00%	0.50%
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)
	2005	3		12.65	37	0.00%	1.55%	18.86%
	2004	3		10.64	30	0.00%	1.55%	6.40%
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)
	2005	3		12.69	39	0.00%	1.35%	19.04%
	2004	3		10.66	33	0.00%	1.35%	6.60%
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)
	2005	8		16.55	127	0.00%	1.45%	18.96%
	2004	17		13.91	238	0.00%	1.45%	(0.22)%
	2003	25		13.94	352	0.00%	1.45%	23.14%
	2002	25		11.32	288	0.20%	1.45%	(8.93)%
	2001	—	*	12.43	4	0.00%	1.45%	24.30%
Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus™)
	2005	6		12.62	73	0.00%	1.67%	18.62%
Fidelity VIP Equity-Income (AnnuiChoice™)
	2005	84		12.04	1,010	1.67%	1.00%	4.53%
	2004	68		11.52	778	1.42%	1.00%	10.13%
	2003	73		10.46	766	0.99%	1.00%	28.66%
	2002	36		8.13	290	0.84%	1.00%	(17.96)%
	2001	8		9.91	79	0.00%	1.00%	(0.90)%
Fidelity VIP Equity-Income (GrandMaster flex3™)
	2005	35		12.55	436	2.22%	1.55%	3.96%
	2004	38		12.07	458	0.55%	1.55%	9.53%
	2003	8		11.02	85	0.48%	1.55%	27.99%
	2002	—	*	8.61	1	0.00%	1.55%	(13.90)%
Fidelity VIP Equity-Income (IQ3™)
	2005	86		11.18	960	2.11%	1.45%	4.00%
	2004	119		10.75	1,283	1.48%	1.45%	9.69%
	2003	132		9.80	1,293	1.70%	1.45%	28.10%
	2002	130		7.65	995	1.41%	1.45%	(18.36)%
	2001	89		9.37	835	0.32%	1.45%	(6.30)%
Fidelity VIP Equity-Income (Pinnacleplus™)
	2005	105		12.90	1,350	1.51%	1.67%	3.79%
	2004	71		12.43	878	0.48%	1.67%	9.42%
	2003	12		11.36	133	0.00%	1.67%	13.60%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth & Income (AnnuiChoice™)
	2005	20		$11.42	$227	1.46%	1.00%	6.30%
	2004	33		10.74	359	0.57%	1.00%	4.47%
	2003	11		10.28	112	0.76%	1.00%	22.24%
	2002	7		8.41	59	0.15%	1.00%	(17.71)%
	2001	—	*	10.22	4	0.00%	1.00%	2.20%
Fidelity VIP Growth & Income (GrandMaster flex3™)
	2005	14		12.32	171	1.33%	1.55%	5.72%
	2004	14		11.65	160	0.26%	1.55%	3.93%
	2003	3		11.21	29	0.24%	1.55%	21.45%
	2002	—	*	9.23	1	0.00%	1.55%	(7.70)%
Fidelity VIP Growth & Income (IQ3™)
	2005	27		10.00	272	1.55%	1.45%	5.80%
	2004	43		9.45	408	0.90%	1.45%	4.07%
	2003	57		9.08	518	1.12%	1.45%	21.55%
	2002	66		7.47	495	1.05%	1.45%	(18.00)%
	2001	46		9.11	415	0.00%	1.45%	(8.90)%
Fidelity VIP Growth & Income (Pinnacleplus™)
	2005	13		11.59	145	1.22%	1.67%	5.65%
	2004	9		10.97	97	0.72%	1.67%	3.69%
	2003	5		10.58	51	0.00%	1.67%	5.80%
Fidelity VIP Growth (AnnuiChoice™)
	2005	31		9.66	303	0.26%	1.00%	4.47%
	2004	36		9.25	334	0.12%	1.00%	2.10%
	2003	55		9.06	494	0.07%	1.00%	31.11%
	2002	30		6.91	206	0.07%	1.00%	(30.97)%
	2001	5		10.01	51	0.00%	1.00%	0.10%
Fidelity VIP Growth (GrandMaster flex3™)
	2005	14		11.39	164	0.39%	1.55%	3.92%
	2004	58		10.96	633	0.01%	1.55%	1.48%
	2003	3		10.80	30	0.00%	1.55%	30.43%
Fidelity VIP Growth (IQ3™)
	2005	58		7.48	436	0.30%	1.45%	3.93%
	2004	74		7.20	534	0.08%	1.45%	1.69%
	2003	143		7.08	1,013	0.07%	1.45%	30.63%
	2002	112		5.42	609	0.14%	1.45%	(31.31)%
	2001	78		7.89	615	0.02%	1.45%	(21.10)%
Fidelity VIP Growth (Pinnacleplus™)
	2005	18		11.59	212	0.27%	1.67%	3.78%
	2004	17		11.17	195	0.02%	1.67%	1.36%
	2003	—	*	11.02	2	0.00%	1.67%	10.20%
Fidelity VIP Growth Opportunities (AnnuiChoice™)
	2005	5		11.31	52	0.58%	1.00%	7.58%
	2004	6		10.51	61	0.35%	1.00%	5.84%
	2003	6		9.93	64	0.39%	1.00%	28.13%
	2002	5		7.75	40	0.00%	1.00%	(22.81)%
Fidelity VIP Growth Opportunities (GrandMaster flex3™)
	2005	3		12.46	40	0.65%	1.55%	7.00%
	2004	7		11.64	85	0.09%	1.55%	5.24%
	2003	1		11.06	9	0.00%	1.55%	27.42%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
	Non-Affiliated Service Class 2 (continued):
	Fidelity VIP Growth Opportunities (IQ3™)
	2005	1	$10.21	$8	0.89%	1.45%	7.09%
	2004	2	9.53	23	0.31%	1.45%	5.30%
	2003	3	9.05	23	0.25%	1.45%	27.64%
	2002	1	7.09	6	0.86%	1.45%	(23.19)%
	2001	1	9.23	5	0.00%	1.45%	(7.70)%
Fidelity VIP Growth Opportunities (Pinnacleplus™)
	2005	6	12.36	74	0.64%	1.67%	6.90%
	2004	6	11.56	65	0.10%	1.67%	5.09%
	2003	1	11.00	9	0.00%	1.67%	10.00%
	Fidelity VIP High Income (AnnuiChoice™)
	2005	22	13.50	291	16.22%	1.00%	1.30%
	2004	34	13.33	448	9.39%	1.00%	8.29%
	2003	39	12.31	484	1.72%	1.00%	25.48%
	2002	7	9.81	65	8.36%	1.00%	2.29%
	2001	4	9.59	35	0.00%	1.00%	(4.10)%
	Fidelity VIP High Income (GrandMaster flex3™)
	2005	208	12.45	2,588	19.14%	1.55%	0.73%
	2004	134	12.36	1,651	12.05%	1.55%	7.67%
	2003	57	11.48	653	0.00%	1.55%	14.80%
	Fidelity VIP High Income (IQ3™)
	2005	231	11.10	2,569	20.22%	1.45%	0.83%
	2004	180	11.01	1,978	8.20%	1.45%	7.84%
	2003	70	10.21	713	4.64%	1.45%	24.82%
	2002	30	8.18	246	8.28%	1.45%	1.87%
	2001	20	8.03	159	0.00%	1.45%	(19.70)%
	Fidelity VIP High Income (Pinnacleplus™)
	2005	23	11.56	264	15.06%	1.67%	0.62%
	2004	18	11.49	208	1.45%	1.67%	7.58%
	2003	3	10.68	31	0.00%	1.67%	6.80%
	Fidelity VIP Index 500 (AnnuiChoice™)
	2005	47	10.44	489	1.61%	1.00%	3.54%
	2004	52	10.08	529	1.24%	1.00%	9.21%
	2003	81	9.23	743	0.65%	1.00%	26.79%
	2002	39	7.28	285	0.57%	1.00%	(23.21)%
	2001	12	9.48	118	0.00%	1.00%	(5.20)%
	Fidelity VIP Index 500 (IQ3™)
	2005	69	9.38	651	1.83%	1.45%	3.10%
	2004	93	9.10	843	1.31%	1.45%	8.72%
	2003	129	8.37	1,076	0.97%	1.45%	26.24%
	2002	87	6.63	577	0.83%	1.45%	(23.62)%
	2001	43	8.68	374	0.00%	1.45%	(13.20)%
	Fidelity VIP Index 500 (Pinnacleplus™)
	2005	8	12.33	100	1.60%	1.67%	2.85%
	2004	8	11.99	99	0.82%	1.67%	8.51%
Fidelity VIP Investment Grade Bond (AnnuiChoice™)
	2005	87	12.08	1,055	3.63%	1.00%	0.91%
	2004	78	11.97	929	5.43%	1.00%	3.10%
	2003	87	11.61	1,006	4.37%	1.00%	3.94%
	2002	36	11.17	404	1.31%	1.00%	8.98%
	2001	6	10.25	59	0.00%	1.00%	2.50%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
	Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)
	2005	35	$10.35	$359	2.44%	1.55%	0.36%
	2004	16	10.31	162	0.00%	1.55%	3.10%
	Fidelity VIP Investment Grade Bond (IQ3™)
	2005	117	12.05	1,411	4.14%	1.45%	0.39%
	2004	109	12.00	1,311	5.71%	1.45%	2.74%
	2003	101	11.68	1,176	4.32%	1.45%	3.36%
	2002	150	11.30	1,695	1.24%	1.45%	8.55%
	2001	25	10.41	257	0.00%	1.45%	4.10%
Fidelity VIP Investment Grade Bond (Pinnacleplus™)
	2005	28	10.28	285	2.16%	1.67%	0.16%
	2004	9	10.26	90	4.71%	1.67%	2.50%
	2003	5	10.01	52	0.00%	1.67%	0.10%
Fidelity VIP Mid Cap (AnnuiChoice™)
	2005	52	18.23	944	0.00%	1.00%	16.87%
	2004	48	15.60	744	0.00%	1.00%	23.42%
	2003	36	12.64	460	0.22%	1.00%	36.80%
	2002	24	9.24	224	0.12%	1.00%	(10.90)%
	2001	1	10.37	10	0.00%	1.00%	3.70%
Fidelity VIP Mid Cap (GrandMaster flex3™)
	2005	64	17.31	1,100	0.00%	1.55%	16.18%
	2004	19	14.90	278	0.00%	1.55%	22.73%
	2003	10	12.14	118	0.04%	1.55%	36.10%
	2002	1	8.92	5	0.00%	1.55%	(10.80)%
	Fidelity VIP Mid Cap (IQ Annuity™)
	2005	101	17.35	1,750	0.00%	1.45%	16.30%
	2004	103	14.92	1,543	0.00%	1.45%	22.90%
	2003	103	12.14	1,250	0.24%	1.45%	36.25%
	2002	102	8.91	911	0.55%	1.45%	(11.34)%
	2001	48	10.05	484	0.00%	1.45%	0.50%
	Fidelity VIP Mid Cap (Pinnacleplus™)
	2005	82	17.35	1,414	0.00%	1.67%	16.06%
	2004	46	14.95	686	0.00%	1.67%	22.54%
	2003	4	12.20	50	0.00%	1.67%	22.00%
	Fidelity VIP Overseas (AnnuiChoice™)
	2005	24	14.05	335	0.87%	1.00%	17.58%
	2004	20	11.95	242	1.02%	1.00%	12.21%
	2003	26	10.65	272	0.26%	1.00%	41.62%
	2002	9	7.52	69	0.47%	1.00%	(21.26)%
	2001	3	9.55	28	0.00%	1.00%	(4.50)%
	Fidelity VIP Overseas (GrandMaster flex3™)
	2005	14	12.93	175	0.42%	1.55%	16.98%
	2004	3	11.05	29	0.00%	1.55%	10.50%
	Fidelity VIP Overseas (IQ3™)
	2005	13	11.09	149	0.98%	1.45%	17.12%
	2004	10	9.47	96	1.47%	1.45%	11.67%
	2003	14	8.48	121	0.39%	1.45%	40.86%
	2002	11	6.02	64	0.24%	1.45%	(21.61)%
	2001	8	7.68	58	5.30%	1.45%	(23.20)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (Pinnacleplus™)
	2005	11		$15.97	$170	0.79%	1.67%	16.77%
	2004	6		13.68	81	0.00%	1.67%	11.49%
	2003	1		12.27	7	0.00%	1.67%	22.70%
Affiliated Class 1:
Touchstone Money Market (Pinnacleplus™)
	2005	90		10.01	905	2.94%	1.67%	1.17%
	2004	64		9.89	636	1.20%	1.67%	(0.60)%
	2003	21		9.95	209	0.75%	1.67%	(0.50)%
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)
	2005	13		15.66	210	10.63%	1.00%	11.16%
	2004	3		14.09	48	10.78%	1.00%	8.97%
	2003	1		12.93	18	0.00%	1.00%	26.52%
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)
	2005	5		15.96	79	9.87%	1.55%	10.49%
	2004	5		14.44	70	9.72%	1.55%	8.41%
	2003	—	*	13.32	5	0.00%	1.55%	25.90%
	2002	—	*	10.58	4	26.73%	1.55%	5.80%
Van Kampen UIF Emerging Markets Debt (IQ3™)
	2005	2		15.45	38	9.96%	1.45%	10.64%
	2004	2		13.96	33	6.77%	1.45%	8.47%
	2003	6		12.87	81	0.00%	1.45%	26.05%
	2002	2		10.21	24	11.21%	1.45%	2.10%
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)
	2005	18		19.48	344	1.49%	1.00%	15.89%
	2004	19		16.81	313	1.65%	1.00%	35.02%
	2003	20		12.45	251	0.00%	1.00%	36.21%
	2002	8		9.14	72	11.22%	1.00%	(8.60)%
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)
	2005	29		19.02	554	1.43%	1.55%	15.25%
	2004	18		16.50	305	1.89%	1.55%	34.26%
	2003	6		12.29	77	0.00%	1.55%	35.35%
	2002	—	*	9.08	3	12.69%	1.55%	(9.20)%
Van Kampen UIF U.S. Real Estate (IQ3™)
	2005	8		19.07	161	1.64%	1.45%	15.38%
	2004	7		16.53	111	1.73%	1.45%	34.39%
	2003	9		12.30	114	0.00%	1.45%	35.46%
	2002	7		9.08	62	6.22%	1.45%	(9.20)%
Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (AnnuiChoice™)
	2005	4		9.32	38	0.00%	1.00%	6.13%
	2004	4		8.78	36	0.00%	1.00%	6.55%
	2003	4		8.24	34	0.00%	1.00%	30.59%
	2002	4		6.31	28	0.00%	1.00%	(30.20)%
	2001	1		9.04	9	0.00%	1.00%	(9.60)%

(1) Results for periods of less than one year have been annualized

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 1B Shares (continued):
Putnam VT Discovery Growth (Grandmaster™)
	2005	2		$8.06	$13	0.00%	1.35%	5.86%
	2004	6		7.61	42	0.00%	1.35%	6.14%
	2003	15		7.17	105	0.00%	1.35%	30.13%
	2002	50		5.51	276	0.00%	1.35%	(30.52)%
	2001	10		7.93	81	0.00%	1.35%	(20.70)%
Putnam VT Discovery Growth (IQ Annuity™)
	2005	7		11.07	75	0.00%	1.45%	5.65%
	2004	9		10.48	97	0.00%	1.45%	6.07%
	2003	10		9.88	95	0.00%	1.45%	30.00%
	2002	10		7.60	78	0.00%	1.45%	(30.53)%
	2001	1		10.94	13	0.00%	1.45%	9.40%
Putnam VT Growth and Income (AnnuiChoice™)
	2005	20		11.38	229	1.48%	1.00%	4.18%
	2004	15		10.92	162	1.54%	1.00%	9.97%
	2003	14		9.93	138	1.93%	1.00%	26.18%
	2002	13		7.87	103	1.79%	1.00%	(19.86)%
	2001	2		9.82	20	0.00%	1.00%	(1.80)%
Putnam VT Growth and Income (GrandMaster flex3™)
	2005	1		12.26	8	1.54%	1.55%	3.60%
	2004	1		11.83	8	1.57%	1.55%	9.44%
	2003	1		10.81	7	1.81%	1.55%	25.41%
	2002	1		8.62	5	0.00%	1.55%	(13.80)%
Putnam VT Growth and Income (Grandmaster™)
	2005	21		10.95	227	1.59%	1.35%	3.84%
	2004	23		10.55	247	1.61%	1.35%	9.55%
	2003	26		9.63	255	1.75%	1.35%	25.72%
	2002	9		7.66	70	4.95%	1.35%	(20.13)%
	2001	3		9.59	26	0.00%	1.35%	(4.10)%
Putnam VT Growth and Income (IQ Annuity™)
	2005	50		10.31	521	1.77%	1.45%	3.72%
	2004	65		9.94	645	1.80%	1.45%	9.47%
	2003	108		9.08	978	1.71%	1.45%	25.59%
	2002	63		7.23	453	1.49%	1.45%	(20.20)%
	2001	36		9.06	327	0.00%	1.45%	(9.40)%
Putnam VT Growth and Income (Pinnacleplus™)
	2005	1		12.50	15	1.14%	1.67%	3.49%
	2004	—	*	12.08	5	1.12%	1.67%	9.22%
	2003	—	*	11.06	1	0.00%	1.67%	10.60%
Putnam VT International Equity (AnnuiChoice™)
	2005	5		12.68	59	1.44%	1.00%	11.06%
	2004	6		11.42	70	1.45%	1.00%	15.01%
	2003	11		9.93	106	0.87%	1.00%	27.31%
	2002	15		7.80	116	0.10%	1.00%	(18.50)%
Putnam VT International Equity (GrandMaster flex3™)
	2005	9		13.52	124	1.19%	1.55%	10.48%
	2004	7		12.24	82	0.93%	1.55%	14.39%
	2003	5		10.70	50	0.23%	1.55%	26.48%
	2002	—	*	8.46	4	0.00%	1.55%	(15.40)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 1B (continued):
	Putnam VT International Equity (Grandmaster™)
	2005	17		$11.57	$197	1.39%	1.35%	10.70%
	2004	18		10.45	184	1.41%	1.35%	14.58%
	2003	37		9.12	334	0.85%	1.35%	26.84%
	2002	27		7.19	191	0.35%	1.35%	(18.76)%
	2001	5		8.85	47	0.00%	1.35%	(11.50)%
	Putnam VT International Equity (IQ Annuity™)
	2005	19		11.56	223	1.42%	1.45%	10.58%
	2004	18		10.45	192	1.44%	1.45%	14.46%
	2003	26		9.13	233	0.72%	1.45%	26.63%
	2002	26		7.21	191	0.14%	1.45%	(18.81)%
	2001	125		8.88	1,114	0.00%	1.45%	(11.20)%
	Putnam VT International Equity (Pinnacleplus™)
	2005	3		14.73	49	0.92%	1.67%	10.35%
	2004	1		13.35	12	0.00%	1.67%	14.20%
	2003	6		12.49	75	0.00%	1.35%	24.90%
	2003	9		12.48	112	0.00%	1.45%	24.80%
	Putnam VT Small Cap Value (AnnuiChoice™)
	2005	20		16.08	323	6.30%	1.00%	5.96%
	2004	23		15.18	350	0.35%	1.00%	24.94%
	2003	24		12.15	295	0.32%	1.00%	48.17%
	2002	27		8.20	219	0.15%	1.00%	(19.05)%
	2001	8		10.13	80	0.00%	1.00%	1.30%
	Putnam VT Small Cap Value (GrandMaster flex3™)
	2005	27		15.35	410	6.78%	1.55%	5.36%
	2004	17		14.57	241	0.12%	1.55%	24.32%
	2003	2		11.72	22	0.08%	1.55%	47.24%
	2002	—	*	7.96	2	0.00%	1.55%	(20.40)%
	Putnam VT Small Cap Value (Grandmaster™)
	2005	150		16.31	2,440	5.89%	1.35%	5.58%
	2004	160		15.45	2,478	0.37%	1.35%	24.50%
	2003	175		12.41	2,172	0.27%	1.35%	47.74%
	2002	176		8.40	1,476	0.30%	1.35%	(19.39)%
	2001	487		10.42	5,074	0.00%	1.35%	4.20%
	Putnam VT Small Cap Value (IQ Annuity™)
	2005	47		16.21	759	5.77%	1.45%	5.49%
	2004	41		15.37	630	0.34%	1.45%	24.35%
	2003	40		12.36	491	0.34%	1.45%	47.49%
	2002	38		8.38	315	0.09%	1.45%	(19.42)%
	2001	10		10.40	102	0.00%	1.45%	4.00%
Putnam VT Small Cap Value (Pinnacleplus™)
	2005	20		15.68	312	4.58%	1.67%	5.29%
	2004	7		14.89	110	0.30%	1.67%	24.08%
	2003	2		12.00	23	0.00%	1.67%	20.00%
Putnam VT The George Putnam Fund of Boston (GrandMaster flex3™)
	2005	1		12.19	7	0.84%	1.55%	2.43%
	2004	—	*	11.90	3	1.55%	1.55%	6.54%
	2003	—	*	11.17	1	0.00%	1.55%	11.70%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 1B (continued):
Putnam VT The George Putnam Fund of Boston (Grandmaster™)
	2005	11		$12.26	$138	0.82%	1.35%	2.62%
	2004	3		11.95	41	1.87%	1.35%	6.70%
	2003	3		11.20	38	0.34%	1.35%	12.00%
Putnam VT The George Putnam Fund of Boston (IQ Annuity™)
	2005	—	*	12.23	2	1.99%	1.45%	2.48%
	2004	—	*	11.93	2	1.90%	1.45%	6.61%
	2003	—	*	11.19	2	0.00%	1.45%	11.90%
Putnam VT Voyager (GrandMaster flex3™)
	2005	—	*	12.64	—	1.00%	1.55%	4.09%
	2004	—	*	12.14	4	0.25%	1.55%	3.41%
	2003	—	*	11.74	4	0.00%	1.55%	17.40%
Putnam VT Voyager (Grandmaster™)
	2005	1		12.71	16	1.20%	1.35%	4.29%
	2004	4		12.19	47	0.10%	1.35%	3.57%
	2003	—	*	11.77	1	0.00%	1.35%	17.70%
Putnam VT Voyager (IQ Annuity™)
	2005	3		12.67	34	0.71%	1.45%	4.15%
	2004	3		12.17	36	0.08%	1.45%	3.49%
	2003	1		11.76	7	0.00%	1.45%	17.60%
Putnam VT Voyager (Pinnacleplus™)
	2005	1		11.46	13	0.48%	1.67%	3.92%
	2004	—	*	11.03	4	0.26%	1.67%	3.28%
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)
	2005	26		16.07	411	1.07%	1.45%	8.58%
	2004	14		14.80	209	0.88%	1.45%	16.81%
	2003	5		12.67	59	0.52%	1.45%	26.70%
Franklin Growth and Income Securities (AnnuiChoice™)
	2005	10		13.38	128	2.43%	1.00%	2.49%
	2004	8		13.05	107	1.25%	1.00%	9.48%
	2003	4		11.92	49	3.74%	1.00%	19.20%
Franklin Growth and Income Securities (GrandMaster flex3™)
	2005	10		13.16	133	2.43%	1.55%	1.90%
	2004	7		12.91	84	1.48%	1.55%	8.95%
	2003	3		11.85	31	0.00%	1.55%	18.50%
Franklin Growth and Income Securities (Grandmaster™)
	2005	32		13.24	421	3.04%	1.35%	2.12%
	2004	27		12.96	348	2.55%	1.35%	9.09%
	2003	37		11.88	437	3.34%	1.35%	18.80%
Franklin Growth and Income Securities (IQ Annuity™)
	2005	34		13.20	446	2.54%	1.45%	2.05%
	2004	32		12.93	412	2.47%	1.45%	8.93%
	2003	29		11.87	342	3.48%	1.45%	18.70%
Franklin Growth and Income Securities (Pinnacleplus™)
	2005	33		12.57	411	2.62%	1.67%	1.83%
	2004	22		12.34	270	2.66%	1.67%	8.72%
	2003	8		11.35	88	0.00%	1.67%	13.50%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (AnnuiChoice™)
	2005	36		$14.36	$515	3.72%	1.00%	0.63%
	2004	42		14.27	595	2.98%	1.00%	12.72%
	2003	31		12.66	395	4.10%	1.00%	26.60%
Franklin Income Securities (GrandMaster flex3™)
	2005	122		14.12	1,726	3.84%	1.55%	0.02%
	2004	72		14.12	1,020	2.20%	1.55%	12.06%
	2003	19		12.60	245	3.05%	1.55%	26.00%
Franklin Income Securities (Grandmaster™)
	2005	98		14.21	1,391	3.65%	1.35%	0.27%
	2004	77		14.17	1,096	3.01%	1.35%	12.28%
	2003	83		12.62	1,051	5.64%	1.35%	26.20%
Franklin Income Securities (IQ Annuity™)
	2005	75		14.17	1,066	3.40%	1.45%	0.11%
	2004	33		14.15	470	3.07%	1.45%	12.21%
	2003	19		12.61	234	3.52%	1.45%	26.10%
Franklin Income Securities (Pinnacleplus™)
	2005	132		12.51	1,653	3.79%	1.67%	(0.05)%
	2004	82		12.52	1,032	3.04%	1.67%	11.89%
	2003	28		11.19	315	0.00%	1.67%	11.90%
Franklin Large Cap Growth Securities (AnnuiChoice™)
	2005	12		12.83	149	0.68%	1.00%	0.01%
	2004	20		12.83	258	0.41%	1.00%	6.92%
	2003	—	*	12.00	6	0.00%	1.00%	20.00%
Franklin Large Cap Growth Securities (GrandMaster flex3™)
	2005	30		12.62	383	0.60%	1.55%	(0.47)%
	2004	19		12.68	245	0.40%	1.55%	6.20%
	2003	4		11.94	46	0.00%	1.55%	19.40%
Franklin Large Cap Growth Securities (Grandmaster™)
	2005	12		12.70	148	0.63%	1.35%	(0.34)%
	2004	16		12.74	199	0.60%	1.35%	6.52%
	2003	6		11.96	71	0.13%	1.35%	19.60%
Franklin Large Cap Growth Securities (IQ Annuity™)
	2005	25		12.66	318	0.54%	1.45%	(0.40)%
	2004	11		12.71	145	0.43%	1.45%	6.36%
	2003	12		11.95	145	0.00%	1.45%	19.50%
Franklin Large Cap Growth Securities (Pinnacleplus™)
	2005	27		11.48	305	0.52%	1.67%	(0.58)%
	2004	29		11.55	333	0.47%	1.67%	6.06%
Franklin Mutual Shares Securities (AnnuiChoice™)
	2005	28		14.89	413	0.99%	1.00%	9.48%
	2004	23		13.60	313	0.53%	1.00%	11.48%
	2003	11		12.20	138	1.06%	1.00%	22.00%
Franklin Mutual Shares Securities (GrandMaster flex3™)
	2005	65		14.64	946	0.95%	1.55%	8.88%
	2004	32		13.45	436	0.37%	1.55%	10.88%
	2003	7		12.13	89	0.92%	1.55%	21.30%
Franklin Mutual Shares Securities (IQ Annuity™)
	2005	20		14.69	295	0.92%	1.45%	8.96%
	2004	8		13.48	107	0.88%	1.45%	10.95%
	2003	5		12.15	57	1.11%	1.45%	21.50%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (Pinnacleplus™)
	2005	65		$13.42	$868	0.95%	1.67%	8.70%
	2004	30		12.35	375	0.78%	1.67%	10.76%
	2003	8		11.15	86	0.00%	1.67%	11.50%
Franklin Mutual Shares Securities Standard (IQ Advisor™)
	2005	1		12.18	11	0.00%	0.60%	9.86%
Franklin Mutual Shares Securities (Grandmaster™)
	2005	73		14.73	1,072	0.89%	1.35%	9.05%
	2004	64		13.51	868	0.81%	1.35%	11.10%
	2003	57		12.16	691	0.82%	1.35%	21.60%
Templeton Foreign Securities Fund (GrandMaster flex3™)
	2005	39		16.02	620	1.09%	1.55%	8.47%
	2004	12		14.77	181	0.68%	1.55%	16.67%
	2003	3		12.66	33	1.74%	1.55%	26.60%
Templeton Foreign Securities Fund (Grandmaster™)
	2005	20		16.12	323	1.53%	1.35%	8.68%
	2004	10		14.83	147	0.98%	1.35%	16.96%
	2003	4		12.68	55	0.00%	1.35%	26.80%
Templeton Foreign Securities Fund (Pinnacleplus™)
	2005	24		14.84	351	1.12%	1.67%	8.35%
	2004	17		13.70	237	1.16%	1.67%	16.50%
	2003	3		11.76	32	0.00%	1.67%	17.60%
Templeton Foreign Securities Fund (AnnuiChoice™)
	2005	9		16.29	154	0.93%	1.00%	9.10%
	2004	4		14.93	61	0.67%	1.00%	17.28%
Templeton Growth Securities (AnnuiChoice™)
	2005	9		15.55	139	1.01%	1.00%	7.74%
	2004	5		14.43	77	0.39%	1.00%	14.89%
	2003	—	*	12.56	5	0.00%	1.00%	25.60%
Templeton Growth Securities (GrandMaster flex3™)
	2005	43		15.29	660	1.07%	1.55%	7.16%
	2004	20		14.27	288	0.58%	1.55%	14.25%
Templeton Growth Securities (Grandmaster™)
	2005	24		15.38	364	1.11%	1.35%	7.43%
	2004	23		14.32	327	1.11%	1.35%	14.47%
	2003	16		12.51	197	1.18%	1.35%	25.10%
Templeton Growth Securities (IQ Annuity™)
	2005	23		15.34	354	1.08%	1.45%	7.26%
	2004	10		14.30	138	1.25%	1.45%	14.40%
	2003	4		12.50	53	0.72%	1.45%	25.00%
Templeton Growth Securities (Pinnacleplus™)
	2005	42		14.10	599	1.25%	1.67%	7.03%
	2004	8		13.17	105	1.34%	1.67%	14.12%
Templeton Growth Securities Standard (IQ Advisor™)
	2005	—	*	12.21	6	0.00%	0.60%	8.25%
Van Kampen LIT Comstock (AnnuiChoice™)
	2005	17		14.86	246	1.12%	1.00%	3.05%
	2004	25		14.42	355	0.28%	1.00%	16.29%
	2003	2		12.40	30	0.00%	1.00%	24.00%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen LIT Comstock (GrandMaster flex3™)
	2005	20		$14.62	$289	0.82%	1.55%	2.50%
	2004	10		14.26	138	0.36%	1.55%	15.65%
	2003	1		12.33	9	0.00%	1.55%	23.30%
Van Kampen LIT Comstock (Grandmaster™)
	2005	25		14.70	361	1.49%	1.35%	2.68%
	2004	157		14.32	2,249	0.12%	1.35%	15.86%
	2003	7		12.36	93	0.00%	1.35%	23.60%
Van Kampen LIT Comstock (IQ Annuity™)
	2005	13		14.66	186	0.11%	1.45%	2.59%
	2004	—	*	14.29	7	0.00%	1.45%	15.71%
Van Kampen LIT Comstock (Pinnacleplus™)
	2005	21		13.34	286	0.92%	1.67%	2.39%
	2004	15		13.03	190	0.65%	1.67%	15.41%
	2003	9		11.29	100	0.00%	1.67%	12.90%
Van Kampen LIT Emerging Growth (AnnuiChoice™)
	2005	—	*	13.54	—	0.00%	1.00%	6.60%
	2004	—	*	12.70	4	0.00%	1.00%	5.66%
	2003	—	*	12.02	4	0.00%	1.00%	20.20%
Van Kampen LIT Emerging Growth (GrandMaster flex3™)
	2005	1		13.31	14	0.01%	1.55%	6.01%
	2004	1		12.56	18	0.00%	1.55%	5.10%
	2003	—	*	11.95	1	0.00%	1.55%	19.50%
Van Kampen LIT Emerging Growth (Grandmaster™)
	2005	—	*	13.40	6	0.01%	1.35%	6.23%
	2004	1		12.61	10	0.00%	1.35%	5.26%
	2003	—	*	11.98	4	0.00%	1.35%	19.80%
Van Kampen LIT Emerging Growth (IQ Annuity™)
	2005	—	*	13.36	1	0.00%	1.45%	6.08%
	2004	—	*	12.59	1	0.00%	1.45%	5.27%
	2003	1		11.96	14	0.00%	1.45%	19.60%
Van Kampen LIT Emerging Growth (Pinnacleplus™)
	2005	7		11.77	77	0.01%	1.67%	5.80%
	2004	6		11.12	69	0.00%	1.67%	5.00%
	2003	2		10.59	22	0.00%	1.67%	5.90%
Van Kampen UIF Emerging Markets Debt (Grandmaster™)
	2005	6		14.93	97	7.27%	1.35%	10.62%
	2004	4		13.50	53	10.66%	1.35%	8.61%
	2003	8		12.43	95	0.00%	1.35%	24.30%
Van Kampen UIF Emerging Markets Debt (Pinnacleplus™)
	2005	22		13.06	290	8.71%	1.67%	10.29%
	2004	5		11.84	63	7.92%	1.67%	8.23%
	2003	2		10.94	19	0.00%	1.67%	9.40%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)
	2005	5		23.28	118	0.33%	1.00%	32.44%
	2004	4		17.58	62	0.72%	1.00%	21.75%
	2003	4		14.44	62	0.00%	1.00%	44.40%
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)
	2005	14		22.90	320	0.24%	1.55%	31.68%
	2004	3		17.39	48	1.13%	1.55%	21.10%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (Grandmaster™)
	2005	14		$23.04	$332	0.27%	1.35%	31.95%
	2004	15		17.46	257	0.58%	1.35%	21.33%
	2003	4		14.39	52	0.00%	1.35%	43.90%
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)
	2005	1		22.97	30	0.04%	1.45%	31.85%
	2004	1		17.42	16	0.18%	1.45%	21.22%
	2003	12		14.37	170	0.00%	1.45%	43.70%
Van Kampen UIF Emerging Markets Equity (Pinnacleplus™)
	2005	19		20.04	379	0.23%	1.67%	31.50%
	2004	3		15.24	44	0.97%	1.67%	20.95%
	2003	—	*	12.60	1	0.00%	1.67%	26.00%
Van Kampen UIF U. S. Real Estate (Pinnacleplus™)
	2005	44		17.69	775	1.40%	1.67%	14.79%
	2004	21		15.41	318	2.20%	1.67%	33.77%
	2003	6		11.52	74	0.00%	1.67%	15.20%
Van Kampen UIF U.S. Real Estate (Grandmaster™)
	2005	26		20.71	534	1.47%	1.35%	15.16%
	2004	30		17.98	534	2.09%	1.35%	34.28%
	2003	24		13.39	317	0.00%	1.35%	33.90%
Van Kampen UIF U.S. Real Estate (IQ Annuity™)
	2005	—	*	20.64	—	0.00%	1.45%	15.07%
	2004	—	*	17.94	6	0.00%	1.45%	34.08%
Non-Affiliated Class B:
Scudder VIT Equity 500 Index (AnnuiChoice™)
	2005	74		12.00	884	1.09%	1.00%	3.36%
	2004	54		11.61	630	0.75%	1.00%	9.22%
	2003	31		10.63	330	1.01%	1.00%	26.55%
	2002	26		8.40	217	3.52%	1.00%	(16.00)%
Scudder VIT Equity 500 Index (GrandMaster flex3™)
	2005	112		12.11	1,357	1.30%	1.55%	2.78%
	2004	84		11.78	984	0.79%	1.55%	8.67%
	2003	57		10.84	613	0.24%	1.55%	25.75%
	2002	5		8.62	42	4.94%	1.55%	(13.80)%
Scudder VIT Equity 500 Index (Grandmaster™)
	2005	287		11.27	3,231	1.35%	1.35%	3.03%
	2004	379		10.94	4,144	0.00%	1.35%	9.40%
Scudder VIT Equity 500 Index (IQ3™)
	2005	24		11.77	281	1.18%	1.45%	2.88%
	2004	37		11.44	420	0.51%	1.45%	8.75%
	2003	15		10.52	160	0.50%	1.45%	25.99%
	2002	4		8.35	35	1.78%	1.45%	(16.50)%
Scudder VIT Equity 500 Index (Pinnacleplus™)
	2005	93		12.31	1,147	1.23%	1.67%	2.67%
	2004	68		11.99	813	0.89%	1.67%	8.51%
	2003	12		11.05	132	0.00%	1.67%	10.50%
Scudder VIT Small Cap Index (AnnuiChoice™)
	2005	13		13.33	170	0.52%	1.00%	2.99%
	2004	15		12.94	191	0.22%	1.00%	16.26%
	2003	28		11.13	317	0.00%	1.00%	44.55%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class B (continued):
Scudder VIT Small Cap Index (GrandMaster flex3™)
	2005	16	$14.08	$221	0.71%	1.55%	2.39%
	2004	15	13.75	212	0.21%	1.55%	15.64%
	2003	12	11.89	148	0.00%	1.55%	43.77%
Scudder VIT Small Cap Index (Grandmaster™)
	2005	33	11.87	387	0.18%	1.35%	2.61%
	2004	20	11.57	231	0.00%	1.35%	15.70%
Scudder VIT Small Cap Index (IQ3™)
	2005	10	13.00	133	0.77%	1.45%	2.52%
	2004	7	12.68	87	0.19%	1.45%	15.69%
	2003	4	10.96	43	0.73%	1.45%	44.02%
	2002	1	7.61	10	0.19%	1.45%	(23.90)%
Scudder VIT Small Cap Index (Pinnacleplus™)
	2005	35	13.65	473	0.61%	1.67%	2.26%
	2004	29	13.35	390	0.20%	1.67%	15.48%
	2003	3	11.56	32	0.00%	1.67%	15.60%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

STATUTORY-BASIS FINANCIAL STATEMENTS

National Integrity Life Insurance Company

Years Ended December 31, 2005 and 2004

National Integrity Life Insurance Company

Financial Statements

(Statutory-Basis)

Years Ended December 31, 2005 and 2004

Report of Independent Registered Public Accounting Firm

Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of National Integrity Life Insurance Company as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flow for the years then ended in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

Cincinnati, Ohio

April 5, 2006

1

National Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2005	2004
	(In thousands)
Admitted assets
Cash and invested assets:
Debt securities	$736,886	$595,593
Preferred stocks	25,547	9,570
Mortgage loans	404	683
Policy loans	38,312	38,468
Cash and short-term investments	99,101	84,016
Receivables for securities	979	843
Total cash and invested assets	901,229	729,173

Separate account assets	2,131,510	1,985,124
Accrued investment income	8,475	7,631
Net deferred income tax asset	8,499	8,304
Total admitted assets	$3,049,713	$2,730,232

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$837,892	$647,975
Unpaid claims	27	40
Deposits on policies to be issued	3,542	816
Total policy and contract liabilities	841,461	648,831

Separate account liabilities	2,131,510	1,952,223
Transfers from separate accounts due, net	(58,576)	(14,934)
Payables for securities	—	23,597
Asset valuation reserve	19,340	20,034
Borrowed money	13,248	—
Other liabilities	4,403	2,344
Total liabilities	2,951,386	2,632,095

Capital and surplus:
Common stock, $10 par value, 200,000 shares authorized, issued and outstanding	2,000	2,000
Paid-in surplus	206,371	206,371
Accumulated deficit	(110,044)	(110,234)
Total capital and surplus	98,327	98,137
Total liabilities and capital and surplus	$3,049,713	$2,730,232

See accompanying notes.

2

National Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2005	2004
	(In thousands)
Premiums and other revenues:
Premiums and annuity considerations	$488,091	$421,335
Net investment income	42,224	32,084
Amortization of the interest maintenance reserve	17	173
Fees from management of separate account mutual funds	8,069	7,246
Other revenues	3,430	2,307
Total premiums and other revenues	541,831	463,145

Benefits paid or provided:
Death benefits	6,859	1,337
Annuity benefits	48,060	46,266
Surrender benefits	198,466	190,789
Payments on supplementary contracts	860	706
Increase in insurance and annuity reserves	183,666	139,431
Other benefits	591	305
Total benefits paid or provided	438,502	378,834

Insurance expenses and other deductions:
Commissions	30,419	28,934
General expenses	11,872	11,716
Taxes, licenses and fees	870	1,970
Net transfers to separate accounts	59,284	48,650
Other	(766)	(4,005)
Total insurance expenses and other deductions	101,679	87,265
Gain (loss) from operations before federal income tax benefit and net realized capital gains (losses)	1,650	(2,954)

Federal income tax benefit	(85)	(1,168)
Gain (loss) from operations before net realized capital gains (losses)	1,735	(1,786)
Net realized capital gains (losses)	5,382	(2,225)
Net income (loss)	$7,117	$(4,011)

See accompanying notes.

3

National Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2005 and 2004

	Common Stock	Paid-In Surplus	Accumulated Deficit	Total Capital and Surplus
	(In thousands)

Balance, January 1, 2004	$2,000	$181,371	$(91,472)	$91,899

Net loss	—	—	(4,011)	(4,011)
Change in deferred income tax asset	—	—	6,875	6,875
Change in net unrealized capital gains	—	—	95	95
Change in nonadmitted assets and related items	—	—	(7,473)	(7,473)
Change in reserve on account of change in valuation basis	—	—	(10,100)	(10,100)
Increase in asset valuation reserve	—	—	(384)	(384)
Change in surplus in separate accounts	—	—	(3,764)	(3,764)
Capital contribution	—	25,000	—	25,000
Balance, December 31, 2004	2,000	206,371	(110,234)	98,137

Net income	—	—	7,117	7,117
Change in deferred income tax asset	—	—	647	647
Change in net unrealized capital gains	—	—	845	845
Change in nonadmitted assets and related items	—	—	(1,709)	(1,709)
Change in reserve on account of change in valuation basis	—	—	(1,778)	(1,778)
Decrease in asset valuation reserve	—	—	694	694
Change in surplus in separate accounts	—	—	(5,626)	(5,626)
Balance, December 31, 2005	$2,000	$206,371	$(110,044)	$98,327

See accompanying notes.

4

National Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2005	2004
	(In thousands)
Cash from Operations:
Premiums, policy proceeds, and other considerations received	$488,091	$421,335
Net investment income received	41,538	30,740
Benefits paid	(257,404)	(239,500)
Insurance expenses paid	(42,236)	(39,193)
Other income received, net of other expenses paid	11,500	9,553
Net transfers to separate accounts	(70,025)	(62,014)
Net cash from operations	171,464	120,921

Cash from Investments:
Proceeds from sales, maturities, or repayments of investments:
Debt securities	354,884	410,904
Stocks	22,162	—
Mortgage loans	279	42
Other invested assets	—	3,729
Net gains on cash, cash equivalents and short-term investments	—	2,175
Miscellaneous proceeds	428	26,079
Net proceeds from sales, maturities, or repayments of investments	377,753	442,929

Cost of investments acquired:
Debt securities	510,400	532,962
Stocks	19,116	1,941
Miscellaneous applications	23,734	1,008
Total cost of investments acquired	553,250	535,911
Net increase (decrease) in policy loans	(156)	2,539
Net cash for investments	(175,341)	(95,521)

Cash from Financing and Miscellaneous Sources:
Other cash provided:
Capital and surplus paid-in	0	25,000
Total other cash provided	—	25,000

Other cash applied:
Borrowed money	(13,248)	5,920
Other applications, net	(5,714)	(4,420)
Total other cash applied	(18,962)	1,500
Net cash from financing and miscellaneous activities	18,962	23,500

Net increase in cash and short-term investments	15,085	48,900

Cash and short-term investments at beginning of year	84,016	35,116
Cash and short-term investments at end of year	$99,101	$84,016

See accompanying notes.

5

National Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

1. Nature of Operations and Significant Accounting Policies

Organization

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (W&S). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of W&S and is the investment manager for the Company.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department. Such practices vary from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are as follows:

Investments

Investments in debt securities and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners’ (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder’s equity for those designated as available-for-sale. In addition, fair values of certain investments in debt securities and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

6

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Policy Acquisition Costs

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

7

Nonadmitted Assets

Certain assets designated as “nonadmitted,” principally disallowed deferred income tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account, and other assets not specifically designated as an admitted asset within the NAIC’s Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to capital and surplus. Under GAAP, such assets are included in the balance sheets. Changes in admitted asset-carrying amounts for debt securities; preferred stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

Reinsurance

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

8

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow

Cash and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

9

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements are as follows:

	Year Ended December 31
	2005	2004
	(In thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$7,117	$(4,011)
Deferred policy acquisition costs, net of amortization	20,193	20,163
Deferred sales inducements, net of amortization	2,922	2,827
Adjustments to customer deposits	(4,658)	(4,532)
Adjustments to invested asset carrying values at acquisition date	928	3,150
Amortization of interest maintenance reserve	17	(1,457)
Adjustments for realized investment gains/losses	2,704	338
Adjustments for federal income tax expense	(9,292)	(7,110)
Other	(587)	1,552
Net income, GAAP basis	$19,374	$10,920

	December 31
	2005	2004
	(In thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$98,327	$98,137
Adjustments to customer deposits	(9,085)	36,309
Adjustments to invested asset carrying values	2,763	17,683
Federal income taxes	(9,628)	(15,723)
Asset valuation reserve	19,340	20,034
Goodwill	14,548	34,253
Deferred policy acquisition costs	107,432	65,246
Deferred sales inducements	8,836	5,914
Other	137	84
Shareholder’s equity, GAAP basis	$232,670	$261,937

10

Other significant statutory accounting practices are as follows:

Investments

Debt securities, preferred stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (SVO) and the related net unrealized gains (losses) are reported in capital and surplus along with any adjustment for federal income taxes. There are no restrictions on preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans and policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

11

Premiums

Premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Benefits

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the New York Insurance Department. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insured and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

Reinsurance

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

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Guaranty Funds Assessments

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

Borrowed Money

During 2005, the Company entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities purchased under the agreements as collateral. The transactions were reflected as financing transactions, requiring the asset sold and the liability for the repurchase to remain on the Company’s financial statements. As of December 31, 2005, there were $13.3 million mortgage-backed securities, which are currently subject to the agreements. There were no securities subject to these agreements as of December 31, 2004.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for market value adjusted annuity contracts and variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Reclassifications

Certain 2004 amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2005 financial presentation.

13

2. Debt and Equity Securities

The cost or amortized cost and the fair value of debt securities, redeemable preferred stock and other invested assets are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
At December 31, 2005:
Mortgage-backed securities	$272,972	$1,530	$(3,735)	$270,767
Corporate securities/ABS	432,461	11,820	(7,839)	436,442
U.S. Treasury securities and obligations of U.S. government agencies	30,653	304	(302)	30,655
States and political subdivisions	800	—	(6)	794
Total	$736,886	$13,654	$(11,882)	$738,658

At December 31, 2004:
Mortgage-backed securities	$203,901	$3,354	$(1,054)	$206,201
Corporate securities/ABS	376,930	18,920	(4,138)	391,712
U.S. Treasury securities and obligations of U.S. government agencies	12,862	304	(2)	13,164
States and political subdivisions	1,900	—	(63)	1,837
Total	$595,593	$22,578	$(5,257)	$612,914

Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace.

At December 31, 2005 and 2004, the Company held unrated or less-than-investment grade corporate bonds of $17.0 million and $31.1 million, respectively, with an aggregate fair value of $19.8 million and $33.8, respectively. Those holdings amount to 2.3% and 3.1% of the Company’s investments in bonds at December 31, 2005 and 2004, respectively, and less than 0.6% and 1.1% of the Company’s total assets as December 31, 2005 and 2004, respectively. The Company performs periodic evaluations of the relative credit standing of the issuer of these bonds.

14

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for fixed maturity securities are shown below:

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value
	(In thousands)
At December 31, 2005:
Mortgage-backed securities	$(3,029)	$182,263	$(706)	$15,386
Corporate securities/ABS	(3,532)	196,178	(4,307)	34,558
U.S. Treasury securities and obligations of U.S. government agencies	(296)	22,758	(6)	240
States and political subdivisions	(6)	794	—	—
Total	$(6,863)	$401,993	$(5,019)	$50,184

At December 31, 2004:
Mortgage-backed securities	$(606)	$59,990	$(448)	$16,382
Corporate securities/ABS	(490)	55,252	(3,648)	18,111
U.S. Treasury securities and obligations of U.S. government agencies	(2)	6,349	—	—
States and political subdivisions	—	—	(63)	937
Total	$(1,098)	$121,591	$(4,159)	$35,430

Investments that are impaired at December 31, 2005 and 2004, for which an other-than-temporary impairment has not been recognized, consist mainly of corporate debt securities issues and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 2.6% and 3.2% of the amortized cost of these securities at December 31, 2005 and 2004, respectively. At December 31, 2005 there were a total of 159 securities held that are considered temporarily impaired, 18 of which have been impaired for 12 months or longer. At December 31, 2004 there were a total of 54 securities held that are considered temporarily impaired, 13 of which have been impaired for 12 months or longer. Management continues to monitor these investments to determine if there has been an other-than-temporary impairment in fair market value.

15

Management continues to monitor these investments to determine if there has been an other-than-temporary impairment in fair market value.

A summary of the cost or amortized cost and fair value of the Company’s debt securities, at December 31, 2005, by contractual maturity, is as follows:

	Cost or Amortized Cost	Fair Value
	(In thousands)
Years to maturity:
One or less	$23,510	$23,468
After one through five	132,160	131,424
After five through ten	182,812	182,102
After ten	125,433	130,897
Mortgage-backed securities	272,972	270,767

Total	$736,886	$738,658

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2005 and 2004 were $106.2 million and $22.5 million, gross gains of $5.8 million and $59,550, and gross losses of $1.7 million and $0.7 million were realized on those sales, respectively.

At December 31, 2005 and 2004, debt securities with an admitted asset value of $1.2 million and $1.2 million respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

16

The gross unrealized gains and gross unrealized losses on, and the cost and fair value of preferred stocks are as follows:

	Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(In thousands)
At December 31, 2005:
Non-redeemable preferred stocks	$12,089	$324	$(13)	$12,400
Redeemable preferred stocks	13,458	719	(39)	14,138
Total preferred stocks	$25,547	$1,043	$(52)	$26,538

	Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(In thousands)
At December 31, 2004:
Non-redeemable preferred stocks	$9,570	$369	$—	$9,939

Proceeds from the sales of investments in equity securities during 2005 were $6.6 million. Gross gains of $0.7 million and gross losses of $0.1 million were realized on these sales in 2005. There were no sales during 2004.

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for equity securities at are shown below:

	Unrealized Losses Less Than or Equal to 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value
	(in thousands)
December 31, 2005
Preferred stocks	$(52)	$2,456	$—	$—

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At December 31, 2004, the Company had no unrealized gains or losses on equity securities.

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	Year Ended December 31
	2005	2004
	(In thousands)
Net realized capital gains (losses)	$4,956	$(3,443)
Less amount transferred to IMR	426	1,218
Net realized capital gains (losses)	$5,382	$(2,225)

3. Concentrations of Credit Risk

The Company’s mortgage loan portfolio is primarily comprised of agricultural loans. The Company has made no new investments in mortgage loans since 1988. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2005, the Company held no mortgages with interest more than 180 days past due. During 2005, excluding interest rates on adjustable rate mortgages, no interest rates on outstanding mortgage loans were reduced.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

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Debt Securities and Preferred Stocks

Fair values for debt securities and preferred stocks are based on quoted market prices where available. For debt securities and preferred stocks for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

Mortgage Loans, Policy Loans, Cash and Short-term Investments and Separate Account Assets

The carrying amounts of mortgage loans, policy loans, cash and short-term investments and separate account assets approximate their fair value.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair values of deposit fund liabilities and the remaining annuity reserves are based on the cash surrender value of the underlying contracts.

Separate Account Annuity Reserves

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The carrying amounts and fair values of the Company’s significant financial instruments are shown below.

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For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

	December 31, 2005		December 31, 2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
Assets:
Debt securities	$736,886	$738,657	$595,593	$612,914
Preferred stocks	25,547	26,538	9,570	9,939
Mortgage loans	404	404	683	683
Policy loans	38,312	38,312	38,468	38,468
Cash and short-term investments	99,101	99,101	84,016	84,016
Separate account assets	2,131,510	2,131,510	1,985,124	1,985,124

Liabilities:
Life and annuity reserves for investment-type contracts	$755,993	$763,406	$565,667	$575,522
Separate accounts annuity reserves	2,072,927	2,039,090	1,934,761	1,895,777

5. Reinsurance

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements, substantially all mortality risks associated with single premium endowment deposits, much of the mortality risks associated with variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

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The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

	Year Ended December 31
	2005	2004
	(In thousands)
Direct premiums and amounts assessed against policyholders	$457,845	$389,995
Reinsurance assumed	29,388	29,965
Reinsurance ceded	(735)	(818)
Net premiums, annuity considerations and deposit-type funds	$486,498	$419,142

In 2005, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements. In 2004, the Company entered into a treaty with RGA Barbados to assume more life insurance. This treaty is on a modified coinsurance basis, where the Company assumes a 50% quota share of the ceding company’s 5% quota share of their United States and Canada ordinary life policies.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2005, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

There would be no reduction in surplus at December 31, 2005, if all reinsurance ceded agreements were cancelled.

6. Federal Income Taxes

The Company files a consolidated income tax return with Integrity. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors.

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Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, and differences in reserves for policy and contract liabilities for tax and statutory-basis financial reporting purposes.

As of December 31, 2005, the Company has an operating loss (NOL) carry forward of $79.7 million that will expire in years 2016 through 2020. The Company also has a capital loss carryover aggregating $5.7 million that expires in 2005 and 2006.

The components of the net deferred tax asset at December 31, 2005, are as follows:

	2005	2004
	(In thousands)

Gross deferred tax assets	$43,470	$39,257
Gross deferred tax liabilities	4,820	2,099
Deferred tax assets non-admitted	30,151	28,854
Increase in deferred tax assets non-admitted	1,297	6,152

Current income taxes incurred consists of the following major components:

	Year Ended December 31
	2005	2004
	(In thousands)

Current year income tax benefit	$(4,368)	$(8,039)
Capital loss carryforward adjustment	1,161	6,871
NOL carryforward adjustment	3,242	—
Prior year over/under accrual	(120)	—
Current federal income tax benefit	$(85)	$(1,168)

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The main components of the deferred tax amounts at December 31, are as follows:

	2005	2004
	(In thousands)
Deferred tax assets (DTA’s):
Reserves	$6,763	$3,445
Debt securities/stocks	854	4,346
Deferred policy acquisition costs	5,924	5,038
Capital loss carryover	1,998	434
Net operating loss carryover	27,915	24,673
Reserve strengthening	—	1,321
SERP liability	16	—
Gross deferred tax assets	$43,470	$39,257

DTAs non-admitted	$30,151	$28,854
Deferred tax liabilities (DTL’s):
Stocks /debt securities deferred future gains	$9	$6
Reserve strengthening	1,095	—
Separate account adjustment	3,716	2,093
Gross deferred tax liabilities	$4,820	$2,099
Net deferred income tax asset	$8,499	$8,364

Changes in deferred tax assets (DTAs) and deferred tax liabilities (DTL’s) for the year ended December 31, 2005, are as follows:

	2005	2004	Change
	(In thousands)
DTAs	$43,470	$39,257	$4,212
DTAs non-admitted	$30,151	$28,854	$1,297
DTLs	$4,820	$2,099	$2,721

23

Following is reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

	Year End December 31,
	2005	2004
	(In thousands)
Federal income tax expense (benefit) computed at statutory rate	$2,312	$(2,239)
Adjustment to statutory reserves for tax purposes	3,310	1,415
Tax on separate account income	(3,592)	(4,618)
Book capital losses in excess of tax	(2,981)	1,052
Bond discount accrual	—	(607)
Deferred acquisition costs recorded for tax purposes	(1,358)	763
Amortization of interest maintenance reserve	(6)	(61)
Other	(2,053)	(3,744)
Federal income tax benefit	(4,368)	(8,039)
Capital loss carryforward adjustment	1,161	6,871
NOL carryforward adjustment	3,242	—
Prior year over/under accrual	(120)	—
Current federal income tax benefit	$(85)	$(1,168)

The Company made no tax payments during 2005 or 2004.

7. Regulatory Matters

Life/health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005 and 2004, the Company meets the RBC requirements.

The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus,

24

subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. Within the limitations stated above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. The Company may not pay any dividends during 2005 without prior approval.

The portion of the accumulated deficit represented or reduced by each item below is as follows:

	December 31
	2005	2004
	(In thousands)

Non-admitted asset values	$(36,731)	$(35,022)
Separate account business	56,313	45,572
Asset valuation reserve	(19,340)	(20,034)

8. Related Party Transactions

During 2005, the Company received no capital contributions from Integrity. During 2004, the Company received $25.0 million in capital contributions from Integrity. The 2004 capital contributions were in the form of cash. The Company paid no dividends during 2005 or 2004.

W&S and Fort Washington performs certain administrative and special services for Integrity and the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2005, the Company paid $0.03 million and $1.0 million to W&S and Fort Washington, respectively related to these services. During 2004, the Company paid $0.03 million and $0.8 million to W&S and Fort Washington, respectively related to these services. In addition, the Company’s parent, Integrity, provides certain business support services. These services include policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services, personnel functions, and administrative support services. During 2005 and 2004, the Company paid $10.8 million and $10.8 million respectively, to Integrity related to these services. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

25

At December 31, 2005, the Company had amounts of $3.1 million, $0.5 million and $0.2 million due to Integrity, Touchstone, and W&S, respectively. At December 31, 2004, the Company had amounts of $1.9 million due from Integrity and $0.1 million due to W&S. These amounts are generally settled on a monthly basis.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2005.

9. Commitments and Contingencies

Various lawsuits against the Company have arisen in the course of the Company’s business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

At December 31, 2005, the Company does not have any material lease agreements for office space or equipment.

10. Annuity Reserves

At December 31, 2005, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In thousands)
Subject of discretionary withdrawal (with adjustment):
With market value adjustment	$1,570,282	55.5%
At book value less surrender charge of 5% or more	394,588	14.0
At market value	502,645	17.8
Total with adjustment or at market value	2,467,515	87.3
Subject to discretionary withdrawal (without adjustment) at book value less surrender charge of 5% or more	222,298	7.8
Not subject to discretionary withdrawal	138,192	4.9
Total annuity reserves and deposit fund liabilities (before reinsurance)	2,828,005	100.0%
Less reinsurance ceded	—
Net annuity reserves and deposit fund liabilities	$2,828,005

26

11. Separate Accounts

The Company’s guaranteed separate accounts include non-indexed products and guaranteed rate options. The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company’s variable annuity products. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value. The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value. Assets held in separate accounts are carried at estimated fair values.

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Information regarding the separate accounts of the Company as of and for the year ended December 31, 2005 is as follows:

	Separate Accounts with Guarantees
	Nonindexed Guaranteed Less than / equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Accounts	Total
	(In thousands)

Premiums, deposits and other considerations	$112,825	$62,374	$51,625	$226,824

Reserves for separate accounts with assets at fair value	$515,489	$1,054,792	$502,645	$2,072,926

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$515,489	$1,054,792	$—	$1,570,281

At market value	—	—	502,645	502,465
Total with adjustment or at market value	515,489	1,054,792	502,645	2,072,926

Total separate accounts reserves	$515,489	$1,054,792	$502,645	$2,072,926

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A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2005 is presented below:

2005
(In thousands)
Transfers as reported in the statement of operations of the Separate Accounts Statement:
Transfers to separate accounts	$226,824
Transfers from separate accounts	(162,562)
Net transfers to separate accounts	64,262

Reconciling adjustments:
Policy deductions and other expenses reported elsewhere in the statement of operations	649
Other changes in surplus in separate account statement	(5,627)
Transfers as reported in the statement of operations	$59,284

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PART C

OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

(a)                 Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

National Integrity Separate Account I:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2005

Statements of Operations for the Year Ended December 31, 2005

Statements of Changes in Net Assets for the Years Ended December 31, 2005 and 2004

Notes to Financial Statements

National Integrity Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2005 and 2004

Statements of Operations (Statutory-Basis) for the Years Ended

December 31, 2005 and 2004

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended

December 31, 2005 and 2004

Statements of Cash Flows (Statutory-Basis) for the Years Ended

December 31, 2005 and 2004

Notes to Financial Statements (Statutory-Basis)

(b)                Exhibits:

The following exhibits are filed herewith:

1.                  Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference from Registrant’s Form N-4 registration statement (File No. 33-8905), filed on September 19, 1986.

2.                  Not applicable.

3.(a)             Form of Selling/General Agent Agreement among National Integrity, Integrity Financial Services, Inc. (“IFS”) (the previous principal underwriter) and broker dealers. Incorporated by reference from post-effective amendment no. 5 to Registrant’s Form N-4 registration statement (File No. 33-8905) filed on March 2, 1992.

3.(b)             Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities Corporation dated March 3, 2000, filed herewith.

4.(a)             Form of trust agreement. Incorporated by reference from Registrant’s Form N-4 registration statement (File No. 33-51126), filed on August 20, 1992.

4.(b)             Form of group variable annuity contract. Incorporated by reference from Registrant’s Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

4.(c)             Form of variable annuity certificate. Incorporated by reference from Registrant’s Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

1

4.(d)             Form of riders to certificate for qualified plans. Incorporated by reference from amendment no. 1 to Registrant’s Form S-1 registration statement (File No. 33-51122), filed on November 10, 1992.

5.                  Form of application. Incorporated by reference from Registrant’s Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

6.(a)             Certificate of Incorporation of National Integrity. Incorporated by reference from Registrant’s Form N-4 registration statement (File No. 33-33119), filed on January 19, 1990.

6.(b)             By-Laws of National Integrity. Incorporated by reference from Registrant’s Form N-4 registration statement (File No. 33-33119), filed on January 19, 1990.

7.                  Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995 (filed herewith). Incorporated by reference from Registrant’s Form N-4 registration statement (File No. 33-56658), filed on April 28, 1995.

8.(a)             Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation (“FDC”) and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant’s Form N-4 registration statement (File No. 33-8905), filed on March 2, 1992.

8.(b)             Participation Agreement Among Variable Insurance Products Fund II, FDC and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant’s Form N-4 registration statement (File No. 33-8905), filed on March 2, 1992.

8.(c)             Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and National Integrity. Incorporated by reference from Registrant’s Form N-4 registration statement (File No. 33-56658), filed on May 1, 1996.

8.(d)             Form of Participation Agreement Among Variable Insurance Products Fund III, FDC and National Integrity, incorporated by reference from Registrant’s Form N-4 registration statement (File No. 33-56658) filed on May 6, 1998.

8.(e)             Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. and National Integrity dated January 1, 2001, filed herewith.

8.(f)              Form of Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and National Integrity dated October 2, 1997, amended May 1, 2001 and May 1, 2002, filed herewith.

8.(g)             Form of Participation Agreement among Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and National Integrity dated January 2, 2003, filed herewith.

8(h)             Form of Participation Agreement among The Universal Institutional Funds, Inc.,  Morgan Stanley  & Co., Inc., Morgan Stanley Investment Management, Inc. and National Integrity, dated January 2, 2003, filed herewith.

8.(i)              Form of Participation Agreement among Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant’s registration statement filed on Form N-4 (File No. 333-44892) filed May 1, 2001.

8.(j)              Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003, amended May 4, 2004, filed herewith.

8(k)              Form of Participation Agreement Between JPM Series Trust II and National Integrity.

2

Incorporated by reference to Registrant’s Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

8(l)               Form of Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and National Integrity. Incorporated by reference to Registrant’s Form N-4 registration statement (File No. 33-51126), filed on April 24, 2000.

9.                  Opinion and Consent of Rhonda S. Malone, filed herewith.

10.                Consent of Independent Registered Public Accounting Firm, filed herewith.

11.                Not applicable.

12.                Not applicable.

Item 25.      Directors and Officers of the Depositor

Set forth below is information regarding the directors and principal officers of National Integrity, the Depositor.

Directors:

Name and Principal Business Address*	Position and Offices with Depositor

John F. Barrett	Director, Chairman of the Board

Daniel J. Downing(1)	Director, Vice President

Dale Patrick Hennie 990 Hickoryview Dr. Cincinnati, OH 45233	Director

Eric C. Fast 100 First Stamford Place Stamford, Connecticut 06902	Director

John R. Lindholm 515 Market Street Louisville, KY 40202	Director

Cameron F. MacRae III 125 W. 55th Street New York, NY 10019	Director

Newton Phelps Stokes Merrill 262 Central Park West, Apt. 12B New York, NY 10024	Director

Robert L. Walker	Director

William J. Williams	Director

Donald J. Wuebbling	Director

Edward J. Babbitt	Director

Jill T. McGruder(2)	Director, President and CEO

George R. Bunn Jr. 126 East 56th Street, 12th Floor New York, NY 10022-3584	Director

3

Officers:

Name and Principal Business Address	Position and Offices with Depositor

John F. Barrett	Director, Chairman of the Board

Jill T. McGruder(2)	President and Chief Executive Officer

James G. Kaiser 333 Ludlow Street, Stamford, Connecticut 06902	Executive Vice President

Dennis L. Carr	Executive Vice President, Finance and Actuarial

Nicholas P. Sargen	Senior Vice President & Chief Investment Officer

Edward J. Haines	Senior Vice President

Kevin L. Howard	Senior Vice President, General Counsel

Constance Maccarone	Senior Vice President

John P. Ciprio(1)	Vice President

Daniel J. Downing(1)	Vice President

Maureen Firestone	Vice President

Michael F. Furgiuele	Vice President

Bradley J. Hunkler	Vice President, Controller

Phillip E. King	Vice President, Auditor

Paul M. Kruth	Vice President

Gerald Rusnak	Vice President

Denise L. Sparks	Vice President

Richard K. Taulbee	Vice President, Taxes

James J. Vance	Vice President, Treasurer

Patricia Wilson	Vice President, Compliance

M. Lisa Cooper	Product Compliance Officer

Michael W. Collier	Manager, New Business

David L. DiMartino	Managing Actuary

Edward J. Babbitt	Secretary

Thomas M. Barth	Assistant Treasurer

Elaine M. Reuss	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

4

Sharon Cummings	Licensing Officer

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 15 Matthews Street, Goshen, New York 10924

(2) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

Item 26.       Persons Controlled by or Under Common Control with Integrity or Registrant

Western and Southern Mutual Holding Company (WSMHC)

Western and Southern Financial Group, Inc. (WSFG); Ohio Corporation; 100% owned by WSMHC

The Lafayette Life Insurance Company; Indiana Corporation; 100% owned by WSFG

The Western and Southern Life Insurance Company (WSLIC); Ohio corporation; 100% owned by WSFG

Western-Southern Life Assurance Company (WSLAC); Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC; ownership and operation of real estate.

Seasons Health Care Limited Partnership; Ohio limited partnership; 90% owned by WSLAC, 10% owned by Courtyard; ownership and operation of real estate.

Fort Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; registered investment advisor and broker dealer. Fort Washington Brokerage Services, Inc. will change it name to W&S Brokerage Services, Inc., effective June 1, 2006.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Financial Services, Inc. (“IFS”); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS, 1% owned by William F. Ledwin; general insurance agency.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS; registered broker dealer

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS; registered transfer agent.

W&S Financial Group Distributors Inc.; Ohio corporation; 100% owned by IFS; general insurance agency.

IFS Holdings, Inc. (“IFS Holdings”); Ohio corporation; 100% owned by IFS; holding company.

Integrity Life Insurance Company (“ILIC”); Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by ILIC.

303 Broadway QCS, LLC; Ohio limited liability company; 100% owned by WSLIC.

Race Street Development, Ltd.; Ohio limited liability company; 100% owned by WSLIC.

Sixth and Race Development, LLC; Ohio limited liability company; 71%owned by Race Street Development, Ltd.,

5

25% owned by Eagle

North Pittsburgh Hotel LLC; Pennsylvania limited liability company; 74% owned by Sixth and Race Development, LLC; Ohio limited liability company; 71% owned by Race Street Development, Ltd., 25% owned by Eagle; ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book selling and publishing.

ServerVault Corp.; Delaware corporation; 100% owned by WSLIC.

Fort Washington Investment Advisors, Inc. (“FWIA”); Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by FWIA; registered investment adviser.

Fort Washington Capital Partners, LLC; Delaware limited liability company; 100% owned by FWIA.

Tri-State Ventures, LLC; Delaware limited liability company; 100% owned by FWIA.

Buckeye Venture Partners, LLC; Ohio limited liability company; 60% owned by FWIA and 40% owned by unrelated third party.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC; insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by WSLIC.

Eagle Realty Investments, Inc.; Ohio corporation; 100% owned by Eagle Realty Group, LLC.

OTR Walnut Housing, Ltd.; Ohio limited liability company; 100% owned by Eagle Realty Investments Inc.

OTR Redevelopment Group, LLC; Ohio limited liability company; 100% owned by OTR Walnut Housing, Ltd.

W&S Tax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

6

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Fort Washington Savings Company; Ohio corporation; 100% owned by    WSLIC Insurance Profillment Services, LLC; Ohio limited liability company; 100% owned by WSLIC; insurance marketing services

WSALD NPH, LLC; Ohio limited liability company; 50% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

WSALD CEH, LLC; Ohio limited liability company; 50% owned by WSLIC; ownership and operation of real estate.

AMLIWS Summit Ridge, LLC; Missouri limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Carthage Senior Housing, Ltd.; Ohio limited liability company; 99% owned by WSLIC; ownership and operation of real estate.

Dublin Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Northeast Cincinnati Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Skyport Hotel LLC; Kentucky limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Union Centre Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vulcan Hotel LLC; Alabama limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vinings Trace LLC; Indiana limited liability company; 99% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Windsor Hotel LLC; Connecticut limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Wright Executive Hotel Limited Partners; Ohio limited partnership; 61% owned by WSLIC; ownership and operation of real estate.

Lookout Corporate Center, Ohio joint venture; 50% owned by WSLIC; ownership and operation of real estate.

OTR Housing Associates, L.P.; Ohio limited partnership; 98% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

IR Mall Associates, Ltd.; Florida limited partnership; 50% owned by WSLIC and Eagle; ownership and operation of real estate.

Country Place Associates; Ohio general partnership; 90% owned by WSLIC; 10% owned by Eagle; ownership and operation of real estate.

AMLIWS Parkway Limited Partnership; Texas limited partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Mission Club Apartments General Partnership; Florida general partnership; 95.5% owned by WSLIC, 4.5% owned by Eagle; ownership and operation of real estate.

7

OTR Transitional Housing, L.P.; Ohio limited partnership; 99% owned by WSLIC; ownership and operation of real estate.

West-Whi Columbus NW Partners; Ohio general partnership; 74% owned by WSLIC; 1% owned by Eagle.

LaFrontera Lodging Partners LP; Texas limited partnership; 74% owned by WSLIC, .75% owned by Eagle; ownership and operation of real estate.

Centreport Hotels LLC; Texas limited partnership; 74.5% owned by WSLIC, .75% owned by Eagle; ownership and operation of real estate.

Columbus Hotel Partners; Ohio general partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Airport Exchange Hotel Partners; Kentucky general partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

AMLIWS Deerfield L.P.; Texas limited partnership; 74% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

Camargo Club Apartments, Ltd; Florida limited partnership; 84.14% WSLIC; 14.85% Eagle; ownership and operation of real estate.

WSA Commons, LLC; Georgia limited liability company; 50% owned by WSLIC; ownership and operation of real estate.

Item 27.      Number of Contract Owners

As of February 9, 2006 there were 5,144 contract owners of Separate Account I of National Integrity.

Item 28.      Indemnification

By-Laws of Touchstone Securities, Inc. The By-Laws of Interactive Financial Solutions, now called Touchstone Securities provide, in Article IV, as follows:

Indemnification, Generally. To the extent permitted by the law of the State of Ohio and subject to all applicable requirements thereof:

Section 1. Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he is or was a director, officer, employee, trustee, agent of another company or incorporator of the Company shall be indemnified by the Company;

Section 4. Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he is or was a director, officer, employee, trustee, agent of another company or incorporator of the Company and not covered by Section 1, may be indemnified upon approval of

(a)   a majority voted of a quorum consisting of disinterested directors, or

(b)   independent legal counsel, or

(c)   by the members, or

(d)   by the Court of Common Please of Hamilton County, Ohio or the court where such action was brought.

Section 5. The related expenses of any such person in any other of said categories may be advanced by the Company.

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Item 29.      Principal Underwriters

(a)                Touchstone Securities is the principal underwriter for Separate Account I. Touchstone Securities also serves as an underwriter for the contracts issued under National Integrity Life Insurance Company’s Separate Accounts II; Integrity Life Insurance Company’s Separate Accounts I, II, and VUL; contracts issued under Western-Southern Life Assurance Company’s Separate Accounts 1 and 2; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. National Integrity is the Depositor of Separate Accounts I, II, and VUL.

(b)                The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities, are as follows:

Directors:

Name and Principal Business Address*	Position and Offices with Touchstone Securities

James N. Clark	Director

Jill T. McGruder(1)	Director

Officers:

James H. Grifo(1)	President

Richard K. Taulbee	Vice President

Patricia J. Wilson	Chief Compliance Officer

James J. Vance	Vice President and Treasurer

Terrie A. Wiedenheft(1)	Chief Financial Officer

Elaine M. Reuss	Assistant Treasurer

Lisa C. Heffley	Assistant Vice President

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio, 45202

(c) Not applicable.

Item 30.      Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

Item 31.      Management Services

There are currently no management-related services provided to the Registrant.

Item 32.      Undertakings

The Registrant hereby undertakes:

(a)                to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

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(b)                to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)                to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

National Integrity represents that aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 17th day of April, 2006.

SEPARATE ACCOUNT I OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder
President & CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder
President & CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 17th day of April, 2006.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder
President & CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President & CEO
Date: April 17, 2006

PRINCIPAL FINANCIAL OFFICER:	/s/ Dennis L. Carr
Dennis L. Carr, Executive Vice President, Finance and Actuarial
Date: April 17, 2006

PRINCIPAL ACCOUNTING OFFICER :	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President, Financial Operations
Date: April 17, 2006

DIRECTORS:

/s/ John F. Barrett
John F. Barrett	Cameron F. MacRae III
Date: April 10, 2006	Date:

/s/ John R. Lindholm
John R. Lindholm	Newton Phelps Stokes Merrill
Date: April 17, 2006	Date:

/s/ Robert L. Walker
Robert L. Walker	Daniel J. Downing
Date: April 12, 2006	Date:

/s/ William J. Williams
William J. Williams	Eric C. Fast
Date: April 17, 2006	Date:

/s/ Donald J. Wuebbling
Donald J. Wuebbling	Dale Patrick Hennie
Date: April 17, 2006	Date:

/s/ Edward J. Babbitt
Edward J. Babbitt	George R. Bunn Jr.
Date: April 10, 2006	Date:

/s/ Jill T. McGruder
Jill T. McGruder
Date: April 17, 2006